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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)            (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 2/28/11

Item 1. Reports to Stockholders.

Invesco Balanced Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: BGRAX ▪ B: BGRBX ▪ C: BGRCX ▪ Y: BGRDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
13	Financial Statements
15	Notes to Financial Statements
22	Financial Highlights
23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	17.70%

Class B Shares	17.15

Class C Shares	17.25

Class Y Shares	17.77

Russell 1000 Value Index▼(Broad Market Index)	26.30

Barclays Capital U.S. Government/Credit Index▼(Style-Specific Index)	-1.61

Lipper Mixed-Asset Target Allocation Growth Funds Index▼(Peer Group Index)	18.97

▼	Lipper Inc.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Barclays Capital U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
     The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Balanced Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		4.70%

10	Years	3.42

5	Years	2.15

1	Year	8.11

Class B Shares

Inception (7/28/97)		4.66%

10	Years	3.39

5	Years	2.19

1	Year	8.44

Class C Shares

Inception (3/28/95)		6.77%

10	Years	3.23

5	Years	2.54

1	Year	12.55

Class Y Shares

Inception (7/28/97)		5.38%

10	Years	4.26

5	Years	3.55

1	Year	14.61
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Balanced Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Balanced Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		4.41%

10	Years	3.21

5	Years	1.51

1	Year	4.40

Class B Shares

Inception (7/28/97)		4.37%

10	Years	3.16

5	Years	1.57

1	Year	4.59

Class C Shares

Inception (3/28/95)		6.54%

10	Years	3.01

5	Years	1.90

1	Year	8.61

Class Y Shares

Inception (7/28/97)		5.09%

10	Years	4.04

5	Years	2.92

1	Year	10.72
of this report for Class A, Class B, Class C, and Class Y shares was 1.08%, 1.83%, 1.83% and 0.83%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Balanced Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett,
Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor,
Senior Managing Director, Invesco Ltd.
4 Invesco Balanced Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–66.26%
Air Freight & Logistics–0.33%
FedEx Corp.	5,883	$529,588

Asset Management & Custody Banks–0.66%
State Street Corp.	24,017	1,074,040

Automobile Manufacturers–0.65%
Ford Motor Co.(b)	35,055	527,578

General Motors Co.(b)	15,845	531,283

		1,058,861

Cable & Satellite–2.30%
Comcast Corp.–Class A	85,145	2,193,335

Time Warner Cable Inc.	21,456	1,548,694

		3,742,029

Communications Equipment–0.61%
Cisco Systems, Inc.(b)	53,196	987,318

Computer Hardware–1.95%
Dell Inc.(b)	93,636	1,482,258

Hewlett-Packard Co.	38,672	1,687,259

		3,169,517

Consumer Electronics–0.79%
Sony Corp.–ADR (Japan)	34,868	1,284,537

Data Processing & Outsourced Services–0.83%
Western Union Co.	61,222	1,346,272

Diversified Banks–1.12%
U.S. Bancorp	25,903	718,290

Wells Fargo & Co.	34,028	1,097,743

		1,816,033

Diversified Chemicals–1.26%
Dow Chemical Co. (The)	27,018	1,003,989

PPG Industries, Inc.	11,765	1,039,791

		2,043,780

Diversified Support Services–0.35%
Cintas Corp.	20,327	571,595

Drug Retail–1.03%
Walgreen Co.	38,676	1,676,218

Electric Utilities–2.53%
American Electric Power Co., Inc.	59,966	2,145,583

Edison International	17,089	634,344

Entergy Corp.	8,578	610,754

FirstEnergy Corp.	18,877	722,989

		4,113,670

Food Distributors–0.68%
Sysco Corp.	39,500	1,097,705

Health Care Distributors–0.47%
Cardinal Health, Inc.	18,440	767,842

Health Care Equipment–0.64%
Covidien PLC (Ireland)	7,587	390,351

Medtronic, Inc.	16,066	641,355

		1,031,706

Home Improvement Retail–0.98%
Home Depot, Inc. (The)	42,336	1,586,330

Household Products–1.44%
Energizer Holdings, Inc.(b)	3,086	206,237

Procter & Gamble Co. (The)	33,833	2,133,171

		2,339,408

Human Resource & Employment Services–0.79%
Manpower Inc.	11,407	724,344

Robert Half International, Inc.	17,670	563,673

		1,288,017

Industrial Conglomerates–4.12%
General Electric Co.	212,295	4,441,211

Tyco International Ltd.	49,713	2,253,988

		6,695,199

Industrial Machinery–1.00%
Dover Corp.	7,629	490,163

Ingersoll-Rand PLC (Ireland)	24,995	1,132,274

		1,622,437

Insurance Brokers–1.90%
Marsh & McLennan Cos., Inc.	101,633	3,093,709

Integrated Oil & Gas–5.76%
ConocoPhillips	10,810	841,775

Exxon Mobil Corp.	15,473	1,323,405

Hess Corp.	23,406	2,037,024

Occidental Petroleum Corp.	27,670	2,821,510

Royal Dutch Shell PLC–ADR (United Kingdom)	32,332	2,335,987

		9,359,701

Integrated Telecommunication Services–0.74%
Verizon Communications Inc.	32,645	1,205,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Balanced Fund

	Shares	Value

Internet Software & Services–2.25%
eBay Inc.(b)	73,465	$2,461,445

Yahoo! Inc.(b)	72,266	1,185,162

		3,646,607

Investment Banking & Brokerage–2.09%
Charles Schwab Corp. (The)	89,544	1,698,650

Morgan Stanley	57,262	1,699,536

		3,398,186

IT Consulting & Other Services–0.63%
Amdocs Ltd.(b)	34,251	1,022,050

Life & Health Insurance–0.58%
Principal Financial Group, Inc.	27,511	942,527

Managed Health Care–1.36%
UnitedHealth Group Inc.	51,919	2,210,711

Movies & Entertainment–2.77%
Time Warner Inc.	48,720	1,861,104

Viacom Inc.–Class B	59,008	2,635,297

		4,496,401

Office Services & Supplies–0.40%
Avery Dennison Corp.	16,296	650,536

Oil & Gas Equipment & Services–1.63%
Baker Hughes Inc.	3,533	251,020

Cameron International Corp.(b)	8,679	513,189

Schlumberger Ltd.	20,240	1,890,821

		2,655,030

Oil & Gas Exploration & Production–2.80%
Anadarko Petroleum Corp.	32,323	2,644,991

Devon Energy Corp.	14,297	1,307,318

Noble Energy, Inc.	6,469	599,417

		4,551,726

Oil & Gas Storage & Transportation–0.36%
Williams Cos., Inc. (The)	18,996	576,719

Other Diversified Financial Services–5.54%
Bank of America Corp.	152,949	2,185,641

Citigroup Inc.(b)	304,994	1,427,372

JPMorgan Chase & Co.	115,286	5,382,703

		8,995,716

Packaged Foods & Meats–1.61%
Kraft Foods Inc.–Class A	44,309	1,410,798

Unilever N.V.–New York Shares (Netherlands)	40,037	1,210,719

		2,621,517

Personal Products–1.03%
Avon Products, Inc.	60,157	1,672,966

Pharmaceuticals–3.75%
Abbott Laboratories	14,528	698,797

Bristol-Myers Squibb Co.	58,662	1,514,066

Merck & Co., Inc.	25,476	829,753

Pfizer Inc.	123,468	2,375,525

Roche Holding AG–ADR (Switzerland)	17,727	668,017

		6,086,158

Property & Casualty Insurance–0.48%
Chubb Corp. (The)	12,745	773,367

Regional Banks–2.26%
BB&T Corp.	23,462	647,551

Fifth Third Bancorp	40,745	594,877

PNC Financial Services Group, Inc.	31,559	1,947,190

Regions Financial Corp.	62,284	475,850

		3,665,468

Semiconductors–0.63%
Intel Corp.	47,450	1,018,752

Soft Drinks–0.77%
Coca-Cola Co. (The)	11,473	733,354

Coca-Cola Enterprises Inc.	19,373	509,510

		1,242,864

Specialty Chemicals–0.34%
LyondellBasell Industries N.V.–Class A (Netherlands)(b)	14,618	556,653

Systems Software–0.88%
Microsoft Corp.	53,471	1,421,259

Wireless Telecommunication Services–1.17%
Vodafone Group PLC–ADR (United Kingdom)	66,338	1,898,594

Total Common Stocks & Other Equity Interests (Cost $98,192,815)		107,604,572

	Principal
	Amount
Bonds & Notes–15.29%
Advertising–0.07%
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$100,000	116,377

Aerospace & Defense–0.04%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	70,000	67,032

Agricultural Products–0.06%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	95,000	99,338

Airlines–0.14%
Continental Airlines, Inc.–Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	115,000	114,641

Delta Air Lines, Inc.–Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	98,829	105,315

		219,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Balanced Fund

	Principal
	Amount	Value

Automobile Manufacturers–0.05%
Daimler Finance North America LLC, Unsec. Gtd. Unsub. Global Notes, 7.30%, 01/15/12	$85,000	$89,785

Automotive Retail–0.31%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	225,000	236,531

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	155,000	173,533

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	90,000	89,208

		499,272

Brewers–0.27%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 04/15/15	145,000	151,208

Sr. Unsec. Gtd. Notes, 7.20%, 01/15/14(c)	110,000	125,781

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	150,000	159,560

		436,549

Broadcasting–0.17%
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	15,000	19,494

Sr. Unsec. Notes, 6.75%, 03/15/11	250,000	250,559

		270,053

Cable & Satellite–0.42%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	200,000	219,386

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	180,000	198,900

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	80,000	100,828

Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	170,000	161,077

		680,191

Communications Equipment–0.02%
Juniper Networks, Inc., Sr. Unsec. Notes, 4.60%, 03/15/21	40,000	39,948

Construction Materials–0.03%
Holcim U.S. Finance Sarl & Cie SCS (Luxembourg), Unsec. Gtd. Unsub. Notes, 6.00%, 12/30/19(c)	45,000	47,237

Consumer Finance–0.33%
American Express Co., Sr. Unsec. Notes, 8.13%, 05/20/19	85,000	106,126

American Express Credit Corp.–Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	155,000	174,791

Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	220,000	254,314

		535,231

Department Stores–0.06%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	100,000	103,500

Diversified Banks–2.66%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(c)	105,000	104,836

Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	250,000	256,795

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	155,000	158,482

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	210,000	236,900

Unsec. Sub. Global Notes, 5.14%, 10/14/20	120,000	116,691

Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 5.00%, 10/15/19(c)	140,000	144,636

Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	45,000	45,588

Unsec. Sub. Global Notes, 6.00%, 02/15/18	30,000	32,085

Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(c)	170,000	169,286

HBOS PLC (United Kingdom)–Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(c)	225,000	212,624

HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20(c)	180,000	174,794

HSBC Finance Corp.,
Sr. Unsec. Global Notes, 6.38%, 10/15/11	135,000	139,756

6.75%, 05/15/11	175,000	177,101

Korea Development Bank (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	100,000	102,637

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	235,000	239,213

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	140,000	145,261

Nordea Bank A.B. (Sweden), Sr. Notes, 4.88%, 01/27/20(c)	100,000	101,974

Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(c)	205,000	210,484

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	180,000	185,718

Societe Generale (France), Sr. Unsec. Notes, 2.50%, 01/15/14(c)	285,000	283,676

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	200,000	205,352

U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	210,000	213,327

U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(d)	250,000	255,982

Wells Fargo & Co., Sr. Unsec. Notes, 5.63%, 12/11/17	215,000	238,175

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	175,000	177,183

		4,328,556

Diversified Capital Markets–0.07%
UBS AG (Switzerland), Sr. Unsec. Global Notes, 5.88%, 12/20/17	100,000	110,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Balanced Fund

	Principal
	Amount	Value

Diversified Metals & Mining–0.32%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	$100,000	$133,047

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	135,000	149,639

Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	125,000	165,312

Southern Copper Corp.,
Sr. Unsec. Global Notes, 5.38%, 04/16/20	25,000	26,241

6.75%, 04/16/40	40,000	41,610

		515,849

Drug Retail–0.16%
CVS Caremark Corp., Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	246,441	258,293

Electric Utilities–0.24%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(c)	50,000	51,424

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(c)	150,000	150,880

Iberdola Finance Ireland Ltd. (Ireland), Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	75,000	75,323

Ohio Power Co.–Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	100,000	107,348

		384,975

Electronic Components–0.03%
Corning, Inc.,
Sr. Unsec. Notes, 6.63%, 05/15/19	15,000	17,348

7.25%, 08/15/36	25,000	28,501

		45,849

Environmental & Facilities Services–0.10%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	150,000	162,282

Food Retail–0.36%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	70,000	76,589

Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	240,000	229,097

Wrigley (Wm.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11(c)(d)	285,000	285,290

		590,976

General Merchandise Stores–0.09%
Family Dollar Stores Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	150,000	148,171

Gold–0.17%
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	290,000	277,660

Health Care Equipment–0.20%
Boston Scientific Corp., Sr. Unsec. Notes, 5.45%, 06/15/14	180,000	192,708

CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	120,000	124,614

		317,322

Health Care Services–0.28%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	365,000	383,713

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	80,000	79,576

		463,289

Home Improvement Retail–0.07%
Home Depot, Inc., Sr. Unsec. Global Notes, 5.88%, 12/16/36	105,000	106,214

Hotels, Resorts & Cruise Lines–0.13%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	205,000	205,256

Hypermarkets & Super Centers–0.01%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	20,000	23,008

Industrial Conglomerates–1.64%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.88%, 01/14/38	55,000	55,080

Series G, Sr. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	1,880,000	1,944,476

Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	150,000	166,163

General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	180,000	197,833

Koninklijke (Royal) Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	115,000	129,489

NBC Universal Media LLC,
Sr. Unsec. Notes, 2.10%, 04/01/14(c)	85,000	84,584

5.95%, 04/01/41(c)	80,000	80,342

		2,657,967

Integrated Oil & Gas–0.07%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	75,000	72,688

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	45,000	46,343

		119,031

Integrated Telecommunication Services–0.43%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	2,000	2,543

AT&T, Inc., Sr. Unsec. Global Notes, 6.15%, 09/15/34	65,000	65,931

Sr. Unsec. Notes, 5.35%, 09/01/40(c)	33,000	30,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Balanced Fund

	Principal
	Amount	Value

Integrated Telecommunication Services–(continued)

Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	$60,000	$78,741

NBC Universal Media LLC, Sr. Unsec. Notes, 5.15%, 04/30/20(c)	40,000	41,453

Telecom Italia Capital S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	95,000	102,682

7.18%, 06/18/19	100,000	108,810

Verizon Communications, Inc.,
Sr. Unsec. Global Notes, 6.35%, 04/01/19	160,000	183,767

8.95%, 03/01/39	65,000	90,554

		704,592

Internet Retail–0.12%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	185,000	188,163

Investment Banking & Brokerage–0.91%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	205,000	208,316

Goldman Sachs Group Inc. (The), Sr. Unsec. Global Notes, 6.15%, 04/01/18	380,000	415,760

Unsec. Sub. Global Notes, 6.75%, 10/01/37	110,000	112,585

Jefferies Group, Inc., Sr. Unsec. Notes, 6.88%, 04/15/21	160,000	172,127

Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	265,000	270,256

Sr. Unsec. Notes, 3.45%, 11/02/15	310,000	305,400

		1,484,444

IT Consulting & Other Services–0.08%
International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	126,209

Life & Health Insurance–0.25%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	100,000	103,891

Pacific LifeCorp., Sr. Notes, 6.00%, 02/10/20(c)	75,000	79,673

Prudential Financial Inc.–Series D
Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	120,000	128,788

Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	80,000	89,294

		401,646

Managed Health Care–0.23%
Aetna, Inc., Sr. Unsec. Notes, 3.95%, 09/01/20	240,000	232,333

WellPoint, Inc., Sr. Unsec. Notes, 4.35%, 08/15/20	145,000	145,382

		377,715

Movies & Entertainment–0.04%
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	60,000	67,349

Multi-Line Insurance–0.30%
AIG SunAmerica Global Financing VI, Sr. Sec. Notes, 6.30%, 05/10/11(c)	340,000	343,910

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	130,000	135,844

		479,754

Multi-Utilities–0.03%
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	45,000	51,847

Office REIT’s–0.09%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	135,000	139,544

Oil & Gas Exploration & Production–0.09%
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	145,000	146,646

Oil & Gas Storage & Transportation–0.11%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	55,000	57,111

Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	110,000	124,858

		181,969

Other Diversified Financial Services–2.04%
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	250,000	266,630

Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	175,000	185,030

Bear Stearns Cos. LLC (The),
Sr. Unsec. Global Notes, 6.40%, 10/02/17	110,000	124,921

7.25%, 02/01/18	190,000	223,894

Citigroup Funding Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	1,500,000	1,540,198

Citigroup Inc.,
Sr. Unsec. Global Notes, 6.13%, 11/21/17	155,000	170,378

8.50%, 05/22/19	125,000	155,453

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(c)	125,000	127,971

Unsec. Gtd. Notes, 5.80%, 10/15/12(c)	30,000	32,017

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	180,000	176,510

Sr. Unsec. Notes, 6.00%, 01/15/18	60,000	66,749

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	210,000	235,965

		3,305,716

Packaged Foods & Meats–0.27%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(c)	115,000	113,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Balanced Fund

	Principal
	Amount	Value

Packaged Foods & Meats–(continued)

Kraft Foods Inc.,
Sr. Unsec. Global Notes, 5.38%, 02/10/20	$55,000	$58,620

7.00%, 08/11/37	135,000	153,360

Sr. Unsec. Notes, 6.88%, 01/26/39	95,000	107,011

		432,859

Property & Casualty Insurance–0.04%
Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	75,000	72,662

Railroads–0.11%
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	40,000	42,999

Sr. Unsec. Notes, 5.50%, 04/15/41	135,000	132,661

		175,660

Real Estate Management & Development–0.05%
Brookfield Asset Management, Inc. (Canada), Sr. Unsec. Notes, 7.13%, 06/15/12	80,000	84,577

Regional Banks–0.27%
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	205,000	213,558

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	120,000	127,127

Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	80,000	93,503

		434,188

Restaurants–0.08%
Yum! Brands, Inc., Sr. Unsec. Global Bonds, 6.25%, 03/15/18	45,000	50,930

Sr. Unsec. Notes, 5.30%, 09/15/19	80,000	85,534

		136,464

Retail REIT’s–0.09%
WEA Finance LLC/WT Aust Pty Ltd. Finance, Sr. Unsec. Gtd. Notes, 6.75%, 09/02/19(c)	125,000	143,038

Sovereign Debt–0.34%
Brazilian Government (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	310,000	347,665

Republic of Italy (Italy), Sr. Unsec. Global Notes, 6.88%, 09/27/23	145,000	162,229

Republic of Peru (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	35,000	41,641

		551,535

Specialized Finance–0.06%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes, 5.55%, 01/15/20	100,000	100,672

Specialized REIT’s–0.10%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	170,000	167,344

Steel–0.42%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	165,000	212,373

Sr. Unsec. Global Notes, 3.75%, 08/05/15	225,000	227,483

5.50%, 03/01/21	30,000	29,807

6.75%, 03/01/41	30,000	29,753

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 09/15/19	85,000	90,406

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/10/39	90,000	97,663

		687,485

Trucking–0.06%
Ryder System Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	95,000	96,723

Wireless Telecommunication Services–0.11%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	50,000	52,213

Sr. Unsec. Notes, 4.50%, 01/15/18	120,000	119,026

		171,239

Total Bonds & Notes (Cost $23,755,801)		24,829,701

U.S. Treasury Securities–13.87%
U.S. Treasury Bills–0.03%
0.17%, 04/28/11(e)(f)	45,000	44,988

U.S. Treasury Notes–12.37%
0.88%, 02/29/12	1,500,000	1,508,555

4.38%, 08/15/12	500,000	528,711

1.38%, 09/15/12	1,000,000	1,013,359

1.50%, 12/31/13	3,000,000	3,034,688

1.75%, 03/31/14	2,500,000	2,541,406

2.38%, 10/31/14	5,850,000	6,030,984

2.13%, 11/30/14	1,950,000	1,991,438

2.25%, 01/31/15	470,000	481,309

2.50%, 03/31/15	495,000	510,933

3.75%, 11/15/18	750,000	791,484

3.63%, 08/15/19	1,590,000	1,649,874

		20,082,741

U.S. Treasury Bonds–1.47%
6.88%, 08/15/25	20,000	26,481

6.13%, 11/15/27	110,000	136,744

3.50%, 02/15/39	1,890,000	1,589,372

4.25%, 05/15/39	200,000	192,469

4.38%, 11/15/39	200,000	196,343

4.63%, 02/15/40	250,000	255,703

		2,397,112

Total U.S. Treasury Securities (Cost $22,382,637)		22,524,841

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Balanced Fund

	Principal
	Amount	Value

U.S. Government Sponsored Agency Securities–1.71%
Federal Home Loan Mortgage Corp. (FHLMC)–0.47%
Unsec. Global Notes, 4.88%, 06/13/18	$680,000	$758,451

Federal National Mortgage Association (FNMA)–1.24%
Sr. Unsec. Global Bonds, 6.63%, 11/15/30	345,000	433,721

Sr. Unsec. Global Notes, 2.88%, 12/11/13	600,000	627,635

4.38%, 10/15/15	880,000	963,398

		2,024,754

Total U.S. Government Sponsored Agency Securities (Cost $2,755,211)		2,783,205

U.S. Government Sponsored Mortgage-Backed Securities–0.14%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs., 7.50%, 06/01/11 to 08/01/11	1,568	1,592

Federal National Mortgage Association (FNMA)–0.10%
Pass Through Ctfs., 7.00%, 03/01/12 to 07/01/32	147,409	168,060

Government National Mortgage Association (GNMA)–0.04%
Pass Through Ctfs., 8.00%, 04/15/26 to 08/15/26	51,499	58,787

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $207,802)		228,439

Asset-Backed Securities–0.11%
ARI Fleet Lease Trust–Series 2010-A, Class A, Floating Rate Pass Through Ctfs., 1.72%, 08/15/18(c)(d)	50,843	51,238

GE Dealer Floorplan Master Note Trust–Series 2009-2A, Class A, Floating Rate Pass Through Ctfs., 1.81%, 10/20/14(c)(d)	125,000	126,814

Total Asset-Backed Securities (Cost $175,843)		178,052

Municipal Obligation–0.05%
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26 (Cost $90,000)	90,000	89,040

	Shares
Money Market Funds–2.57%
Liquid Assets Portfolio–Institutional Class(g)	2,087,513	2,087,513

Premier Portfolio–Institutional Class(g)	2,087,513	2,087,513

Total Money Market Funds (Cost $4,175,026)		4,175,026

TOTAL INVESTMENTS–100.00% (Cost $151,735,135)		162,412,876

OTHER ASSETS LESS LIABILITIES–(0.00)%		(6,422)

NET ASSETS–100.00%		$162,406,454

Investment Abbreviations:

ADR	– American Depositary Receipt
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Balanced Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $4,547,196, which represented 2.80% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
of February 28, 2011

Common Stocks & Other Equity Interests	66.3%

Bonds & Notes	15.3

U.S. Treasury Securities	13.8

U.S. Government Sponsored Agency Securities	1.7

U.S. Government Sponsored Mortgage-Backed Securities	0.1

Asset-Backed Securities	0.1

Municipal Obligations	0.1

Money Market Funds Plus Other Assets Less Liabilities	2.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Balanced Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $147,560,109)	$158,237,850

Investments in affiliated money market funds, at value and cost	4,175,026

Total investments, at value (Cost $151,735,135)	162,412,876

Receivable for:
Investments sold	210,825

Fund shares sold	108,854

Dividends and interest	703,052

Investment for trustee deferred compensation and retirement plans	1,283

Other assets	23,903

Total assets	163,460,793

Liabilities:
Payable for:
Investments purchased	315,162

Fund shares reacquired	449,861

Variation margin	3,985

Accrued fees to affiliates	198,479

Accrued other operating expenses	84,843

Trustee deferred compensation and retirement plans	2,009

Total liabilities	1,054,339

Net assets applicable to shares outstanding	$162,406,454

Net assets consist of:
Shares of beneficial interest	$177,103,969

Undistributed net investment income	232,625

Undistributed net realized gain (loss)	(25,615,056)

Unrealized appreciation	10,684,916

$162,406,454

Net Assets:
Class A	$87,316,912

Class B	$23,555,514

Class C	$51,187,120

Class Y	$346,908

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,433,810

Class B	1,733,429

Class C	3,768,581

Class Y	25,586

Class A:
Net asset value per share	$13.57

Maximum offering price per share
(Net asset value of $13.57 divided by 94.50%)	$14.36

Class B:
Net asset value and offering price per share	$13.59

Class C:
Net asset value and offering price per share	$13.58

Class Y:
Net asset value and offering price per share	$13.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Balanced Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $15,705)	$1,074,161

Dividends from affiliated money market funds	2,445

Interest	840,955

Total investment income	1,917,561

Expenses:
Advisory fees	411,015

Administrative services fees	24,795

Custodian fees	14,299

Distribution fees:
Class A	102,270

Class B	132,350

Class C	245,819

Transfer agent fees	98,207

Trustees’ and officers’ fees and benefits	9,499

Other	59,875

Total expenses	1,098,129

Less: Fees waived	(3,094)

Net expenses	1,095,035

Net investment income	822,526

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,130,376

Futures contracts	(34,335)

3,096,041

Change in net unrealized appreciation of:
Investment securities	21,523,800

Futures contracts	75,950

21,599,750

Net realized and unrealized gain	24,695,791

Net increase in net assets resulting from operations	$25,518,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Balanced Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011, the period February 1, 2010 through August 31, 2010 and the year ended January 31, 2010
(Unaudited)

	Six months	Seven months
	ended	ended	Year ended
	February 28,	August 31,	January 31,
	2011	2010	2010

Operations:
Net investment income	$822,526	$909,935	$1,809,772

Net realized gain (loss)	3,096,041	5,046,687	(10,155,277)

Change in net unrealized appreciation (depreciation)	21,599,750	(7,022,116)	48,596,645

Net increase (decrease) in net assets resulting from operations	25,518,317	(1,065,494)	40,251,140

Distributions to shareholders from net investment income:
Class A	(564,093)	(568,837)	(1,570,532)

Class B	(91,470)	(113,710)	(653,019)

Class C	(162,728)	(176,164)	(720,946)

Class Y	(1,853)	(1,791)	(3,358)

Total distributions from net investment income	(820,144)	(860,502)	(2,947,855)

Share transactions–net:
Class A	(2,168,821)	(953,974)	(6,374,948)

Class B	(8,421,717)	(11,824,770)	(24,769,334)

Class C	(3,809,753)	(4,366,441)	(11,831,774)

Class Y	110,428	32,781	1,626

Net increase (decrease) in net assets resulting from share transactions	(14,289,863)	(17,112,404)	(42,974,430)

Net increase (decrease) in net assets	10,408,310	(19,038,400)	(5,671,145)

Net assets:
Beginning of period	151,998,144	171,036,544	176,707,689

End of period (includes undistributed net investment income of $232,625, $230,243 and $84,167, respectively)	$162,406,454	$151,998,144	$171,036,544

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust, formerly AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Balanced Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (The “Reorganization Date”) through the transfer of all its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to provide capital growth with reasonable current income.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

15        Invesco Balanced Fund

Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

16        Invesco Balanced Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a

17        Invesco Balanced Fund

realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.52%

Over $500 million	0.495%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.10%, 1.85%, 1.85% and 0.85%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $3,094.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $3,215 in front-end sales commissions from the sale of Class A shares and $0, $9,298 and $766 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

18        Invesco Balanced Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$111,111,581	$668,017	$—	$111,779,598

U.S. Treasury Securities	—	22,524,841	—	22,524,841

U.S. Government Sponsored Securities	—	3,011,644	—	3,011,644

Corporate Debt Securities	—	24,278,166	—	24,278,166

Asset-Backed Securities	—	178,052	—	178,052

Municipal Obligations	—	89,040	—	89,040

Foreign Government Debt Securities	—	551,535	—	551,535

	$111,111,581	$51,301,295	$—	$162,412,876

Futures*	7,175	—	—	7,175

Total Investments	$111,118,756	$51,301,295	$—	$162,420,051

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$17,185	$(10,010)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

19        Invesco Balanced Fund

Effect of Derivative Instruments for the six months ended February 28, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Interest rate risk	$(34,335)

Change in Unrealized Appreciation
Interest rate risk	75,950

Total	$41,615

*	The average notional value of futures outstanding during the period was $10,595,305.

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	15	June-2011/Long	$3,274,453	$3,719

U.S. Treasury 30 Year Bonds	5	June-2011/Long	601,719	13,466

Subtotal			$3,876,172	$17,185

U.S. Treasury 5 Year Notes	39	June-2011/Short	(4,560,563)	(9,527)

U.S. Treasury 10 Year Notes	6	June-2011/Short	(714,281)	(483)

Subtotal			$(5,274,844)	(10,010)

Total			$(1,398,672)	$7,175

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2016	$6,986,975

August 31, 2017	21,467,140

Total capital loss carryforward	$28,454,115

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

20        Invesco Balanced Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $17,205,317 and $29,414,495, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,631,746

Aggregate unrealized (depreciation) of investment securities	(5,454,439)

Net unrealized appreciation of investment securities	$10,177,307

Cost of investments for tax purposes is $152,235,569.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Seven months ended		Year ended
	February 28, 2011(a)		August 31, 2010		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	245,313	$3,150,647	484,668	$5,899,762	959,087	$10,246,614

Class B	63,911	811,511	62,447	767,548	93,585	967,454

Class C	75,960	978,995	44,355	537,899	115,755	1,209,724

Class Y	10,386	133,362	5,647	67,204	3,413	39,790

Issued as reinvestment of dividends:
Class A	35,656	440,681	40,471	492,773	147,522	1,516,567

Class B	5,569	68,813	7,798	95,166	61,655	615,910

Class C	10,546	130,434	12,745	155,361	69,816	702,940

Class Y	119	1,470	135	1,633	302	3,126

Automatic conversion of Class B shares to Class A shares:
Class A	434,046	5,578,681	258,918	3,089,605	162,126	1,746,014

Class B	(433,240)	(5,578,681)	(258,519)	(3,089,605)	(161,899)	(1,746,014)

Reacquired:
Class A	(890,988)	(11,338,830)	(864,622)	(10,436,114)	(1,889,433)	(19,884,143)

Class B	(292,763)	(3,723,360)	(787,908)	(9,597,879)	(2,343,828)	(24,606,684)

Class C	(385,913)	(4,919,182)	(416,934)	(5,059,701)	(1,329,489)	(13,744,438)

Class Y	(1,872)	(24,404)	(3,078)	(36,056)	(3,891)	(41,290)

Net increase (decrease) in share activity	(1,123,270)	$(14,289,863)	(1,413,877)	$(17,112,404)	(4,115,279)	$(42,974,430)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 75% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

21        Invesco Balanced Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 02/28/11	$11.61	$0.09	$1.96	$2.05	$(0.09)	$—	$(0.09)	$13.57	17.70%	$87,317	1.03	%(d)	1.03	%(d)	1.40	%(d)	13%
Seven months ended 08/31/10	11.79	0.09	(0.18)	(0.09)	(0.09)	—	(0.09)	11.61	(0.82)	76,745	1.13	(e)	1.13	(e)	1.33	(e)	22
Year ended 01/31/10	9.49	0.16	2.37	2.53	(0.23)	—	(0.23)	11.79	26.99	78,855	1.20	(f)	1.20	(f)	1.47	(f)	68
Year ended 01/31/09	13.83	0.29	(4.06)	(3.77)	(0.34)	(0.23)	(0.57)	9.49	(28.15)	69,354	1.09	(f)	1.09	(f)	2.39	(f)	62
Year ended 01/31/08	14.89	0.32	(0.35)	(0.03)	(0.35)	(0.68)	(1.03)	13.83	(0.42)	114,929	1.04		1.04		2.10		64
Year ended 01/31/07	14.57	0.30	1.20	1.50	(0.29)	(0.89)	(1.18)	14.89	10.54	125,180	1.14		1.14		2.06		56

Class B
Six months ended 02/28/11	11.63	0.04	1.96	2.00	(0.04)	—	(0.04)	13.59	17.24	23,556	1.78	(d)	1.78	(d)	0.65	(d)	13
Seven months ended 08/31/10	11.81	0.04	(0.18)	(0.14)	(0.04)	—	(0.04)	11.63	(1.20)	27,785	1.88	(e)	1.88	(e)	0.58	(e)	22
Year ended 01/31/10	9.50	0.08	2.37	2.45	(0.14)	—	(0.14)	11.81	26.06	39,746	1.95	(f)	1.95	(f)	0.72	(f)	68
Year ended 01/31/09	13.84	0.20	(4.07)	(3.87)	(0.24)	(0.23)	(0.47)	9.50	(28.71)	54,297	1.84	(f)	1.84	(f)	1.64	(f)	62
Year ended 01/31/08	14.90	0.20	(0.35)	(0.15)	(0.23)	(0.68)	(0.91)	13.84	(1.20)	123,951	1.79	(f)	1.79	(f)	1.35	(f)	64
Year ended 01/31/07	14.56	0.19	1.22	1.41	(0.18)	(0.89)	(1.07)	14.90	9.80	185,534	1.89		1.89		1.31		56

Class C
Six months ended 02/28/11	11.62	0.04	1.96	2.00	(0.04)	—	(0.04)	13.58	17.25	51,187	1.77	(d)	1.77	(d)	0.66	(d)	13
Seven months ended 08/31/10	11.80	0.04	(0.18)	(0.14)	(0.04)	—	(0.04)	11.62	(1.19)	47,272	1.88	(e)	1.88	(e)	0.58	(e)	22
Year ended 01/31/10	9.50	0.08	2.37	2.45	(0.15)	—	(0.15)	11.80	26.00	52,268	1.95	(f)	1.95	(f)	0.72	(f)	68
Year ended 01/31/09	13.84	0.20	(4.07)	(3.87)	(0.24)	(0.23)	(0.47)	9.50	(28.70)	52,920	1.84	(f)	1.84	(f)	1.64	(f)	62
Year ended 01/31/08	14.90	0.20	(0.34)	(0.14)	(0.24)	(0.68)	(0.92)	13.84	(1.19)	99,121	1.79	(f)	1.79	(f)	1.35	(f)	64
Year ended 01/31/07	14.57	0.19	1.21	1.40	(0.18)	(0.89)	(1.07)	14.90	9.75	123,508	1.89		1.89		1.31		56

Class Y
Six months ended 02/28/11	11.60	0.10	1.96	2.06	(0.10)	—	(0.10)	13.56	17.86	347	0.78	(d)	0.78	(d)	1.65	(d)	13
Seven months ended 08/31/10	11.77	0.11	(0.18)	(0.07)	(0.10)	—	(0.10)	11.60	(0.62)	197	0.88	(e)	0.88	(e)	1.58	(e)	22
Year ended 01/31/10	9.47	0.18	2.37	2.55	(0.25)	—	(0.25)	11.77	27.37	168	0.95	(f)	0.95	(f)	1.72	(f)	68
Year ended 01/31/09	13.82	0.33	(4.08)	(3.75)	(0.37)	(0.23)	(0.60)	9.47	(28.06)	137	0.84	(f)	0.84	(f)	2.64	(f)	62
Year ended 01/31/08	14.89	0.36	(0.36)	0.00	(0.39)	(0.68)	(1.07)	13.82	(0.23)	481	0.79	(f)	0.79	(f)	2.35	(f)	64
Year ended 01/31/07	14.56	0.34	1.21	1.55	(0.33)	(0.89)	(1.22)	14.89	10.89	2,181	0.89		0.89		2.31		56

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $82,494, $26,689, $49,942 and $266 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Annualized.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is 0.01% for the year ended January 31, 2009 and less 0.005% for the years ended January 31, 2008 and 2010, respectively.

NOTE 11—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Equity and Income Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

22        Invesco Balanced Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,177.00	$5.56	$1,019.69	$5.16	1.03%

B	1,000.00	1,171.50	9.58	1,015.97	8.90	1.78

C	1,000.00	1,172.50	9.53	1,016.02	8.85	1.77

Y	1,000.00	1,177.70	4.21	1,020.93	3.91	0.78

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23        Invesco Balanced Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-BAL-SAR-1	Invesco Distributors, Inc.

Invesco California Tax-Free Income Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: CLFAX ▪ B: CLFBX ▪ C: CLFCX ▪ Y: CLFDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
11	Financial Statements
13	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-6.01%

Class B Shares	-6.04

Class C Shares	-6.28

Class Y Shares	-5.87

Barclays Capital California Municipal Index▼ (Broad Market Index)	-4.34

Barclays Capital California Insured Municipal Index▼ (Style-Specific Index)	-5.08

Lipper California Municipal Debt Funds Index▪ (Peer Group Index)	-5.52

▼	Invesco, IDC via FactSet Research; ▪Lipper Inc.
The Barclays Capital California Municipal Index is an index of California investment grade municipal bonds.
     The Barclays Capital California Insured Municipal Index tracks the performance of California issued municipal bonds with two or more years to maturity.
     The Lipper California Municipal Debt Funds Index is an unmanaged index considered representative of California municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco California Tax-Free Income Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

				After Taxes
			After Taxes	on Distributions
		Before	on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (7/28/97)		3.45%	3.35%	3.56%

10	Years	3.04	2.95	3.21

5	Years	1.18	1.14	1.63

1	Year	-4.75	-4.76	-1.50

Class B Shares

Inception (7/11/84)		6.09%	5.98%	6.02%

10	Years	3.55	3.46	3.67

5	Years	1.88	1.85	2.26

1	Year	-4.88	-4.88	-1.51

Class C Shares

Inception (7/28/97)		3.32%	3.22%	3.39%

10	Years	2.99	2.90	3.11

5	Years	1.66	1.62	1.98

1	Year	-1.56	-1.56	0.47

Class Y Shares

Inception (7/28/97)		4.08%	3.99%	4.16%

10	Years	3.78	3.69	3.90

5	Years	2.43	2.40	2.75

1	Year	0.23	0.22	1.90

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

				After Taxes
			After Taxes	on Distributions
		Before	on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (7/28/97)		3.50%	3.40%	3.60%

10	Years	3.11	3.01	3.27

5	Years	1.39	1.35	1.81

1	Year	-3.18	-3.19	-0.50

Class B Shares

Inception (7/11/84)		6.14%	6.02%	6.06%

10	Years	3.60	3.50	3.70

5	Years	2.10	2.06	2.44

1	Year	-3.20	-3.21	-0.44

Class C Shares

Inception (7/28/97)		3.37%	3.27%	3.44%

10	Years	3.05	2.96	3.16

5	Years	1.87	1.83	2.16

1	Year	0.19	0.18	1.58

Class Y Shares

Inception (7/28/97)		4.14%	4.04%	4.20%

10	Years	3.83	3.74	3.94

5	Years	2.65	2.61	2.93

1	Year	1.92	1.91	2.98

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco California Tax-Free Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco California Tax-Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.88%, 0.88%, 1.38% and 0.63%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3 Invesco California Tax-Free Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
     As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
      Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco California Tax-Free Income Fund

Schedule of Investments

February 28, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–101.61%
California–96.92%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	$1,500	$1,441,395

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding);
Series 2008 A, Lease RB (INS–AGM)(a)	5.00%	12/01/25	750	765,023

Series 2008 A, Lease RB (INS–AGM)(a)	5.00%	12/01/26	1,325	1,343,099

Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,596,656

Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/28	1,590	1,554,670

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS–AGM)(a)	6.00%	09/01/16	4,000	4,413,160

Antelope Valley Healthcare District; Series 1997 A, Ref. RB (INS–AGM)(a)	5.20%	01/01/20	7,000	7,002,170

Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,500	2,371,700

Series 2009 F-1, Toll Bridge RB(b)	5.25%	04/01/26	4,685	4,899,901

Series 2009 F-1, Toll Bridge RB(b)	5.25%	04/01/29	5,205	5,369,114

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/26	1,465	597,471

Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/32	3,045	799,495

California (State of) Department of Water Resources (Central Valley); Series 2003 Y, Water System RB (INS–NATL)(a)	5.00%	12/01/25	10,000	10,355,100

California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	1,537,940

California (State of) Educational Facilities Authority (Pitzer College);
Series 2005 A, RB	5.00%	04/01/35	2,000	1,687,420

Series 2009, RB	6.00%	04/01/40	2,000	2,011,700

California (State of) Educational Facilities Authority (University of San Diego); Series 1998, Ref. RB (INS–AMBAC)(a)	5.00%	10/01/22	5,000	5,000,900

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010 A, RB (INS–AGM)(a)	5.25%	07/01/38	1,250	1,142,637

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	1,739,040

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	3,500	3,060,435

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,006,870

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	826,750

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/20	2,055	1,997,296

California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/30	500	464,550

Series 2010 A, RB	5.75%	07/01/40	1,500	1,380,765

California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	979,420

California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 A, Ref. Solid Waste Disposal RB(d)	5.00%	01/01/22	2,000	2,009,180

California (State of) Statewide Communities Development Authority (Adventist Health System/West);
Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	4,569,800

Series 2005 A, Health Facility RB	5.00%	03/01/35	1,025	900,206

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	1,500	1,414,440

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	1,785	1,566,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Cedars Sinai Medical Center); Series 1992, Hospital Revenue COP	6.50%	08/01/12	$570	$588,907

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,582,607

California (State of);
Series 2004 B-1, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(e)(f)	0.19%	05/01/34	300	300,000

Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,167,800

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	1,821,190

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,292,362

Series 2010, Various Purpose Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	2,871,630

California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006 A, Tobacco Settlement Asset-Backed Conv. Turbo Bonds	5.45%	06/01/28	5,000	3,971,250

California Infrastructure & Economic Development Bank (California Science Center Phase II); Series 2006 B, RB (INS–NATL)(a)	5.00%	05/01/31	2,000	1,745,420

California Infrastructure & Economic Development Bank (Kaiser Hospital Assistance I-LLC); Series 2001 A, RB	5.55%	08/01/31	5,000	4,805,050

California State University; Series 2008 A, Systemwide RB (INS–AGM)(a)	5.00%	11/01/39	3,000	2,764,320

Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS–AMBAC)(a)	5.00%	11/01/33	725	699,219

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	08/01/29	735	224,160

Corona-Norco Unified School District (Election of 2006);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(c)	0.00%	08/01/24	1,000	434,410

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(c)	0.00%	08/01/25	1,000	402,360

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(c)	0.00%	08/01/26	1,525	565,150

Duarte (City of) (City of Hope National Medical Center); Series 1999 A, COP	5.25%	04/01/19	3,000	3,007,800

Eden (Township of) Healthcare District (Eden Hospital Health Services Corp.); Series 2010, COP	6.13%	06/01/34	1,000	940,420

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/33	4,430	969,373

Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS–AMBAC)(a)	5.38%	09/01/25	1,500	1,431,660

Foothill/Eastern Transportation Corridor Agency;
Series 1999, Ref. Conv. Toll Road RB	5.85%	01/15/23	5,000	4,622,400

Series 1999, Ref. Toll Road RB (INS–NATL)(a)	5.13%	01/15/19	4,000	3,777,680

Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(c)	0.00%	08/01/29	5,350	1,568,887

Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(c)	0.00%	08/01/31	3,650	918,596

Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,500	1,499,875

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	1,425	951,558

Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	08/01/24	6,750	2,966,827

Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.13%	05/15/41	2,000	1,570,360

Indio (City of) Redevelopment Agency (Indio Redevelopment Merged Project Area);
Series 2008 A, Sub. Tax Allocation RB	5.25%	08/15/27	780	712,085

Series 2008 A, Sub. Tax Allocation RB	5.25%	08/15/28	470	425,787

Irvine Unified School District (Community Facilities District No. 06-1–Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	1,000	1,018,270

Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS–AGC)(a)	5.00%	05/01/28	1,700	1,685,380

Long Beach (City of) Financing Authority; Series 1992, RB (INS–AMBAC)(a)	6.00%	11/01/17	20,000	21,637,600

Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,000	1,729,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/35	$1,500	$1,432,995

Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	920,840

Los Angeles (City of) Department of Water & Power;
Series 2001 A, Water System RB	5.13%	07/01/41	3,000	2,909,970

Series 2001 A-1, Power System RB (INS–AGM)(a)	5.25%	07/01/22	10,000	10,122,400

Series 2008 A-1, Power System RB	5.25%	07/01/38	2,000	1,986,920

Los Angeles (City of); Series 2003 B, Ref. Wastewater System RB (INS–AGM)(a)	5.00%	06/01/22	5,000	5,253,450

Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS–NATL)(a)	6.50%	03/15/15	6,180	6,550,244

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(c)	0.00%	08/01/35	940	178,863

Metropolitan Water District of Southern California; Series 2009 B, Ref. Water RB(b)	5.00%	07/01/27	8,585	9,054,342

Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(c)	0.00%	08/01/31	840	207,682

Northern California Tobacco Securitization Authority (Sacramento County Tobacco Securitization Corp.); Series 2005 A-1, Sr. Tobacco Settlement Asset-Backed Turbo RB	5.38%	06/01/38	1,000	686,650

Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings);
Series 2008 B, Ref. Lease RB (INS–AGC)(a)	5.00%	08/01/25	850	862,070

Series 2008 B, Ref. Lease RB (INS–AGC)(a)	5.00%	08/01/26	1,215	1,223,942

Oakland (Port of);
Series 2002 L, RB(d)(g)(h)	5.00%	11/01/12	110	118,179

Series 2002 L, RB (INS–NATL)(a)(d)	5.00%	11/01/21	890	865,908

Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	2,000	1,984,700

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(c)	0.00%	08/01/44	6,250	606,875

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(c)	0.00%	08/01/45	6,715	608,110

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(c)	0.00%	08/01/46	7,050	593,540

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(c)	0.00%	08/01/47	1,700	132,770

Poway Unified School District (Election of 2008–School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/32	6,460	1,480,180

Poway Unified School District Public Financing Authority; Series 2007, Special Tax RB (INS–AMBAC)(a)	4.63%	09/15/42	2,530	1,937,727

Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,000	967,500

Roseville (City of) Finance Authority; Series 2010, Ref. Electric System RB	5.00%	02/01/37	750	703,403

Roseville Joint Union High School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(c)	0.00%	08/01/24	2,515	1,084,317

Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(c)	0.00%	08/01/25	1,970	786,463

Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(c)	0.00%	08/01/26	1,350	496,287

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	1,975,842

San Diego (County of) (Burnham Institute for Medical Research); Series 2006, COP	5.00%	09/01/34	2,000	1,540,040

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/40	2,335	2,065,448

San Francisco (City & County of) (Laguna Honda Hospital); Series 2005 I, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/15/30	8,000	8,015,040

San Francisco (City & County of) Airport Commission (San Francisco International Airport–Issue 27B); Series 2009 E, Ref. Second Series RB (INS–NATL)(a)	5.13%	05/01/26	5,000	5,000,550

San Jose (City of); Series 2001 A, Airport RB (INS–NATL)(a)	5.00%	03/01/25	10,000	10,003,700

Santa Monica Community College District (Election of 2002);
Series 2007 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	08/01/23	1,385	687,348

Series 2007 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	08/01/24	1,385	641,407

Series 2007 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	08/01/25	1,380	593,497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

School Facilities Financing Authority (Grant Joint Union High School District);
Series 2008 A, CAB GO RB (INS–AGM)(a)(c)	0.00%	08/01/31	$2,040	$512,285

Series 2008 A, CAB GO RB (INS–AGM)(a)(c)	0.00%	08/01/32	6,395	1,486,965

Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(c)	0.00%	08/01/28	3,480	1,111,199

Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(c)	0.00%	08/01/30	2,765	755,896

Southern California Public Power Authority (Mead-Adelanto);
Series 1994 A, RB (INS–AMBAC)(a)(i)	8.57%	07/01/15	3,500	4,263,070

Series 2008 A, VRD RB(e)	0.19%	07/01/20	300	300,000

Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS–AMBAC)(a)(i)	8.57%	07/01/15	2,500	3,045,050

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	1,956,960

Torrance (City of) (Torrance Memorial Medical Center); Series 2010 A, RB	5.00%	09/01/40	1,000	831,360

Tustin Unified School District (Election of 2002–School Facilities Improvement District No. 2002-1); Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/28	1,750	1,767,377

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(c)	0.00%	04/01/14	1,700	1,544,127

University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,573,950

Series 2009 Q, General RB(b)(j)	5.00%	05/15/34	920	888,674

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,057,940

Walnut Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	2,000	1,835,620

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(c)	0.00%	08/01/24	4,685	2,035,211

				267,719,768

Guam–0.59%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	980,870

Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	651,288

				1,632,158

Puerto Rico–2.91%
Puerto Rico Electric Power Authority; Series 2007 TT, Power RB	5.00%	07/01/37	2,000	1,699,400

Puerto Rico Public Buildings Authority;
Series 2002 D, Gtd. CAB RB(c)(g)(h)	0.00%	07/01/17	3,680	3,955,227

Series 2002 D, Gtd. CAB RB (INS–AMBAC)(a)(c)	0.00%	07/01/31	1,320	1,051,248

Puerto Rico Sales Tax Financing Corp.; Series 2010 C, First Sub. Sales Tax RB	5.00%	08/01/35	1,500	1,335,285

				8,041,160

Virgin Islands–1.19%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,675	1,722,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands–(continued)

Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	$1,600	$1,579,055

				3,301,240

TOTAL INVESTMENTS(k)–101.61% (Cost $287,790,944)				280,694,326

FLOATING RATE NOTE OBLIGATIONS–(4.68%)
Notes with interest rates ranging from 0.23% to 0.32% at 02/28/11 and contractual maturities of collateral ranging from 04/01/26 to 05/15/34 (See Note 1I)(l)				(12,930,000)

OTHER ASSETS LESS LIABILITIES–3.07%				8,468,927

NET ASSETS–100.00%				$276,233,253

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.*
BAN	– Bond Anticipation Note
CAB	– Capital Appreciation Bond
Conv.	– Convertible
COP	– Certificates of Participation
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1I.
(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total vale of $7,308,120 which represents 2.6% of Net Assets.
(j)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	19.7%

National Public Finance Guarantee Corp.	15.7

American Municipal Bond Assurance Corp.*	14.1

(1)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at February 28, 2011. At February 28, 2011, the Fund’s investments with a value of $20,212,031 are held by Dealer Trusts and serve as collateral for the $12,930,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco California Tax-Free Income Fund

Portfolio Composition

By credit sector, based on total investments

Revenue Bonds	82.1%

General Obligation Bonds	16.2

Pre-refunded Bonds	1.5

Other	0.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco California Tax-Free Income Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $287,790,944)	$280,694,326

Cash	4,238,271

Receivable for:
Investments sold	1,320,000

Fund shares sold	41,103

Interest	3,999,001

Fund expenses absorbed	102,294

Investment for trustee deferred compensation and retirement plans	1,491

Other assets	9,832

Total assets	290,406,318

Liabilities:
Floating rate note obligations	12,930,000

Payable for:
Fund shares reacquired	470,539

Dividends	541,170

Accrued fees to affiliates	73,361

Accrued other operating expenses	93,383

Trustee deferred compensation and retirement plans	64,612

Total liabilities	14,173,065

Net assets applicable to shares outstanding	$276,233,253

Net assets consist of:
Shares of beneficial interest	$293,874,007

Undistributed net investment income	1,023,755

Undistributed net realized gain (loss)	(11,567,891)

Unrealized appreciation (depreciation)	(7,096,618)

$276,233,253

Net Assets:
Class A	$22,133,336

Class B	$216,810,871

Class C	$14,597,815

Class Y	$22,691,231

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	2,050,924

Class B	19,958,975

Class C	1,344,877

Class Y	2,095,686

Class A:
Net asset value per share	$10.79

Maximum offering price per share, (net asset value of $10.79 divided by 95.25%)	$11.33

Class B:
Net asset value and offering price per share	$10.86

Class C:
Net asset value and offering price per share	$10.85

Class Y:
Net asset value and offering price per share	$10.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco California Tax-Free Income Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Interest	$8,138,772

Expenses:
Advisory fees	698,365

Administrative services fees	49,052

Custodian fees	9,657

Distribution fees:
Class A	29,790

Class B	298,904

Class C	60,102

Interest, facilities and maintenance fees	58,169

Transfer agent fees	55,139

Trustees’ and officers’ fees and benefits	10,248

Other	93,742

Total expenses	1,363,168

Net investment income	6,775,604

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(3,461,471)

Change in net unrealized appreciation (depreciation) of investment securities	(22,329,605)

Net realized and unrealized gain (loss)	(25,791,076)

Net increase (decrease) in net assets resulting from operations	$(19,015,472)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco California Tax-Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011, the eight months ended August 31, 2010 and the year ended December 31, 2009
(Unaudited)

	Six months ended	Eight months ended	Year ended
	February 28,	August 31,	December 31,
	2011	2010	2009

Operations:
Net investment income	$6,775,604	$10,514,315	$15,794,946

Net realized gain (loss)	(3,461,471)	(2,623,315)	(2,671,016)

Change in net unrealized appreciation (depreciation)	(22,329,605)	17,229,887	33,565,363

Net increase (decrease) in net assets resulting from operations	(19,015,472)	25,120,887	46,689,293

Distributions to shareholders from net investment income:
Class A	(557,036)	(1,378,626)	(1,074,299)

Class B	(5,439,659)	(7,178,057)	(12,491,580)

Class C	(334,391)	(463,014)	(718,214)

Class Y	(604,221)	(851,291)	(1,394,249)

Total distributions from net investment income	(6,935,307)	(9,870,988)	(15,678,342)

Share transactions–net:
Class A	(1,811,883)	(1,379,537)	(529,261)

Class B	(17,769,338)	(21,543,146)	(25,717,984)

Class C	(1,517,001)	(520,499)	(1,452,113)

Class Y	(2,004,067)	(1,800,697)	(3,693,538)

Net increase (decrease) in net assets resulting from share transactions	(23,102,289)	(25,243,879)	(31,392,896)

Net increase (decrease) in net assets	(49,053,068)	(9,993,980)	(381,945)

Net assets:
Beginning of period	325,286,321	335,280,301	335,662,246

End of period (includes undistributed net investment income of $1,023,755, $1,183,458 and $364,824, respectively)	$276,233,253	$325,286,321	$335,280,301

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Tax-Free Income Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust), formerly AIM Counselor Series Trust, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley California Tax-Free Income Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010, (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

13        Invesco California Tax-Free Income Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these

14        Invesco California Tax-Free Income Fund

arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisors, Inc. (the “Advisor” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund’s average daily net assets.

Average Net Assets	Rate

First $500 million	0.47%

Next $250 million	0.445%

Next $250 million	0.42%

Next $250 million	0.395%

Over $1.25 billion	0.37%

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

15        Invesco California Tax-Free Income Fund

  The Adviser has contractually agreed, through June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.85%, 1.35%, 1.30% and 0.60% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended February 28, 2011, IDI advised the Fund that IDI retained $2,864 in front-end sales commissions from the sale of Class A shares and $162, $16,405 and $4,919 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$280,694,326	$—	$280,694,326

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

16        Invesco California Tax-Free Income Fund

and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $1,034 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended February 28, 2011 were $12,930,000 and 0.91%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2016	$2,435,320

August 31, 2018	5,670,924

Total capital loss carryforward	$8,106,244

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $21,095,421 and $52,475,136 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,803,421

Aggregate unrealized (depreciation) of investment securities	(14,644,891)

Net unrealized appreciation (depreciation) of investment securities	$(5,841,470)

Cost of investments for tax purposes is $286,535,796.

17        Invesco California Tax-Free Income Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Eight months ended		Year ended
	February 28, 2011(a)		August 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	179,074	$2,052,318	16,592,673	$188,126,111	240,802	$2,646,138

Class B	46,407	530,054	16,273,049	187,452,860	476,617	5,223,297

Class C	55,028	615,585	90,112	1,035,827	78,373	864,886

Class Y	544	5,998	9,681	114,432	6,220	70,350

Issued as reinvestment of dividends:
Class A	25,378	278,790	107,362	1,226,512	94,573	1,032,819

Class B	249,384	2,758,882	502,966	5,768,076	1,066,514	11,724,571

Class C	16,598	183,940	34,647	397,150	63,528	697,878

Class Y	26,618	293,381	61,690	705,418	120,543	1,320,593

Reacquired:
Class A	(368,033)	(4,142,991)	(16,660,323)	(190,732,160)	(389,291)	(4,208,218)

Class B	(1,892,896)	(21,058,274)	(18,818,269)	(214,764,082)	(3,903,492)	(42,665,852)

Class C	(210,181)	(2,316,526)	(171,039)	(1,953,476)	(274,857)	(3,014,877)

Class Y	(208,341)	(2,303,446)	(229,966)	(2,620,547)	(463,743)	(5,084,481)

Net increase (decrease) in share activity	(2,080,420)	$(23,102,289)	(2,207,417)	$(25,243,879)	(2,884,213)	$(31,392,896)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 84% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

18        Invesco California Tax-Free Income Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

																Ratio of
																expense
																to average
																net assets
												Ratio of		Ratio of		with fee waivers
												expenses		expenses		and/or expenses
				Net gains								to average		to average net		absorbed,		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		exclusive of		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		interest,		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		facilities and		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		maintenance fees(b)		net assets		turnover(c)

Class A
Six months ended 02/28/11	$11.75	$0.25	(d)	$(0.95)	$(0.70)	$(0.26)	$—	$(0.26)	$10.79	(6.01)%	$22,133	0.91	%(e)	0.91	%(e)	0.87	%(e)	4.57	%(e)	7%
Eight months ended 08/31/10	11.21	0.37		0.52	0.89	(0.35)	—	(0.35)	11.75	8.05	26,015	0.88	(f)	0.91	(f)	0.84	(f)	4.88	(f)	15
Year ended 12/31/09	10.23	0.51		0.97	1.48	(0.50)	—	(0.50)	11.21	14.74	24,377	0.86		0.92		0.85		4.65		19
Year ended 12/31/08	11.83	0.49		(1.56)	(1.07)	(0.49)	(0.04)	(0.53)	10.23	(9.28)	22,799	0.86		0.90		0.86		4.33		10
Year ended 12/31/07	12.16	0.50		(0.31)	0.19	(0.49)	(0.03)	(0.52)	11.83	1.62	24,645	1.00		1.04		0.84		4.12		5
Year ended 12/31/06	12.16	0.49		0.06	0.55	(0.49)	(0.06)	(0.55)	12.16	4.64	299,414	0.86		0.89		0.85		4.06		5
Year ended 12/31/05	12.46	0.52		(0.10)	0.42	(0.51)	(0.21)	(0.72)	12.16	3.44	329,938	0.86		0.87		0.86		4.11		23

Class B
Six months ended 02/28/11	11.83	0.25	(d)	(0.96)	(0.71)	(0.26)	—	(0.26)	10.86	(6.04)	216,811	0.91	(e)	0.91	(e)	0.87	(e)	4.57	(e)	7
Eight months ended 08/31/10	11.28	0.37		0.53	0.90	(0.35)	—	(0.35)	11.83	8.10	254,907	0.88	(f)	0.91	(f)	0.84	(f)	4.88	(f)	15
Year ended 12/31/09	10.30	0.51		0.98	1.49	(0.51)	—	(0.51)	11.28	14.68	266,270	0.85		0.94		0.84		4.66		19
Year ended 12/31/08	11.91	0.50		(1.57)	(1.07)	(0.50)	(0.04)	(0.54)	10.30	(9.23)	267,308	0.85		0.89		0.85		4.34		10
Year ended 12/31/07	12.24	0.50		(0.30)	0.20	(0.50)	(0.03)	(0.53)	11.91	1.65	344,606	0.97		1.01		0.81		4.15		5
Year ended 12/31/06	12.24	0.52		0.05	0.57	(0.51)	(0.06)	(0.57)	12.24	4.81	132,162	0.69		0.72		0.68		4.23		5
Year ended 12/31/05	12.52	0.54		(0.08)	0.46	(0.53)	(0.21)	(0.74)	12.24	3.74	159,221	0.68		0.69		0.68		4.29		23

Class C
Six months ended 02/28/11	11.82	0.23	(d)	(0.97)	(0.74)	(0.23)	—	(0.23)	10.85	(6.28)	14,598	1.41	(e)	1.41	(e)	1.37	(e)	4.07	(e)	7
Eight months ended 08/31/10	11.27	0.34		0.52	0.86	(0.31)	—	(0.31)	11.82	7.76	17,528	1.38	(f)	1.41	(f)	1.34	(f)	4.38	(f)	15
Year ended 12/31/09	10.29	0.46		0.97	1.43	(0.45)	—	(0.45)	11.27	14.11	17,245	1.36		1.42		1.35		4.15		19
Year ended 12/31/08	11.90	0.44		(1.57)	(1.13)	(0.44)	(0.04)	(0.48)	10.29	(9.74)	17,105	1.36		1.40		1.36		3.83		10
Year ended 12/31/07	12.23	0.44		(0.30)	0.14	(0.44)	(0.03)	(0.47)	11.90	1.14	22,800	1.50		1.54		1.34		3.62		5
Year ended 12/31/06	12.23	0.43		0.06	0.49	(0.43)	(0.06)	(0.49)	12.23	4.12	23,320	1.36		1.39		1.35		3.56		5
Year ended 12/31/06	12.52	0.45		(0.08)	0.37	(0.45)	(0.21)	(0.66)	12.23	2.97	26,385	1.36		1.37		1.36		3.61		23

Class Y
Six months ended 02/28/11	11.79	0.27	(d)	(0.96)	(0.69)	(0.27)	—	(0.27)	10.83	(5.87)	22,691	0.66	(e)	0.66	(e)	0.62	(e)	4.82	(e)	7
Eight months ended 08/31/10	11.25	0.39		0.52	0.91	(0.37)	—	(0.37)	11.79	8.21	26,837	0.63	(f)	0.66	(f)	0.59	(f)	5.13	(f)	15
Year ended 12/31/09	10.26	0.54		0.98	1.52	(0.53)	—	(0.53)	11.25	15.10	27,388	0.61		0.67		0.60		4.90		19
Year ended 12/31/08	11.86	0.52		(1.56)	(1.04)	(0.52)	(0.04)	(0.56)	10.26	(9.02)	28,450	0.61		0.65		0.61		4.58		10
Year ended 12/31/07	12.20	0.53		(0.32)	0.21	(0.52)	(0.03)	(0.55)	11.86	1.80	49,024	0.76		0.80		0.60		4.36		5
Year ended 12/31/06	12.20	0.53		0.05	0.58	(0.52)	(0.06)	(0.58)	12.20	4.90	53,954	0.61		0.64		0.60		4.31		5
Year ended 12/31/06	12.49	0.54		(0.08)	0.46	(0.54)	(0.21)	(0.75)	12.20	3.74	53,857	0.61		0.62		0.61		4.36		23

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	For the period ended August 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $24,030, $234,721, $16,160 and $24,729 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.

NOTE 10—Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Van Kampen California Insured Tax Free Fund (the “Target Fund”) in exchange for shares of the Fund.
  The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated shortly thereafter. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

19        Invesco California Tax-Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$939.90	$4.38	$1,020.28	$4.56	0.91%

B	1,000.00	939.60	4.38	1,020.28	4.56	0.91

C	1,000.00	937.20	6.77	1,017.80	7.05	1.41

Y	1,000.00	941.30	3.18	1,021.52	3.31	0.66

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20        Invesco California Tax-Free Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-CTFI-SAR-1	Invesco Distributors, Inc.

Invesco Core Plus Bond Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: ACPSX ▪ B: CPBBX ▪ C: CPCFX ▪ R: CPBRX ▪ Y: CPBYX ▪ Institutional: CPIIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
15	Financial Statements
18	Notes to Financial Statements
25	Financial Highlights
26	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.31%

Class B Shares	-0.59

Class C Shares	-0.68

Class R Shares	-0.34

Class Y Shares	-0.09

Institutional Class Shares	-0.09

Barclays Capital U.S. Aggregate Index▼ (Broad Market/Style-Specific Index)	-0.83

Lipper Intermediate Investment Grade Debt Funds Index▼ (Peer Group Index)	0.46

▼	Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Lipper Intermediate Investment Grade Debt Funds Index is an unmanaged index considered representative of intermediate investment grade debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Core Plus Bond Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable
sales charges

Class A Shares

Inception (6/3/09)	4.76%

1 Year	0.16

Class B Shares

Inception (6/3/09)	4.73%

1 Year	–0.60

Class C Shares

Inception (6/3/09)	6.94%

1 Year	3.40

Class R Shares

Inception (6/3/09)	7.47%

1 Year	4.92

Class Y Shares

Inception (6/3/09)	8.01%

1 Year	5.44

Institutional Class Shares

Inception (6/3/09)	8.01%

1 Year	5.44
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 0.90%, 1.65%, 1.65%, 1.15%, 0.65% and 0.65%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 5.61%, 6.36%, 6.36%, 5.86%, 5.36% and 5.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/3/09)	4.87%

1 Year	1.59

Class B Shares

Inception (6/3/09)	4.91%

1 Year	0.86

Class C Shares

Inception (6/3/09)	7.36%

1 Year	4.86

Class R Shares

Inception (6/3/09)	7.90%

1 Year	6.39

Class Y Shares

Inception (6/3/09)	8.44%

1 Year	6.92

Institutional Class Shares

Inception (6/3/09)	8.44%

1 Year	6.92
sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2011. See current prospectus for more information.

3 Invesco Core Plus Bond Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes–44.94%
Aerospace & Defense–0.41%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$5,000	$5,200

BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	10,000	11,069

Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	5,000	5,431

7.75%, 03/15/20(b)	5,000	5,475

Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	10,000	9,576

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	5,000	5,362

		42,113

Agricultural Products–1.36%
Cargill Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	60,000	64,124

Corn Products International Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	75,000	75,233

		139,357

Airlines–2.07%
American Airlines Pass Through Trust, Series 2001-2, Class A-1, Sec. Global Pass Through Ctfs., 6.98%, 04/01/11	20,846	20,937

Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	50,000	51,750

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	40,000	40,100

Continental Airlines Inc., Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	28,181	32,549

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	4,749	5,212

Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	4,000	4,370

Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	30,000	30,862

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	92	93

Delta Air Lines, Inc., Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	5,000	4,988

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	5,000	4,994

UAL Corp., Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	9,443	11,001

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	4,614	5,341

		212,197

Alternative Carriers–0.15%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	5,000	5,200

Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	5,000	4,888

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	5,000	5,181

		15,269

Aluminum–0.05%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	5,000	5,222

Apparel Retail–0.11%
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	10,000	11,450

Apparel, Accessories & Luxury Goods–0.10%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	5,000	4,862

Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	5,000	5,350

		10,212

Asset Management & Custody Banks–0.15%
State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 8.25%(c)(d)	15,000	15,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Auto Parts & Equipment–0.10%
Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	$5,000	$5,063

6.75%, 02/15/21	5,000	5,106

		10,169

Automotive Retail–0.35%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	20,000	21,025

O’Reilly Automotive Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	15,000	14,868

		35,893

Brewers–0.50%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 3.00%, 10/15/12	50,000	51,494

Broadcasting–1.12%
COX Communications Inc., Sr. Unsec. Notes, 6.75%, 03/15/11	40,000	40,090

9.38%, 01/15/19(b)	25,000	32,562

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	40,000	41,805

		114,457

Building Products–0.21%
Building Materials Corp. of America, Sr. Gtd. Notes, 7.50%, 03/15/20(b)	5,000	5,237

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	5,000	5,138

Ply Gem Industries Inc., Sr. Sec. Notes, 8.25%, 02/15/18(b)	5,000	5,162

USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	5,000	5,450

		20,987

Cable & Satellite–1.36%
British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/18(b)	25,000	33,283

Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	5,000	5,619

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	60,000	66,300

Time Warner Cable Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	30,000	28,425

XM Satellite Radio Inc., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	5,000	5,306

		138,933

Casinos & Gaming–0.45%
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	5,000	5,125

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	15,000	14,400

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	5,000	5,362

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	5,000	5,512

Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	5,000	5,063

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	10,000	10,700

		46,162

Coal & Consumable Fuels–0.11%
CONSOL Energy Inc., Sr. Unsec. Gtd. Notes, 8.00%, 04/01/17(b)	5,000	5,488

8.25%, 04/01/20(b)	5,000	5,537

		11,025

Communications Equipment–0.71%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	5,000	4,975

Juniper Networks Inc., Sr. Unsec. Notes, 5.95%, 03/15/41	15,000	15,095

Motorola Solutions Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	50,000	52,400

		72,470

Computer & Electronics Retail–0.05%
Rent-A-Center Inc., Sr. Unsec. Notes, 6.63%, 11/15/20(b)	5,000	4,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Construction & Engineering–0.15%
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	$5,000	$5,100

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	5,000	5,100

Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	5,000	5,206

		15,406

Construction Materials–0.05%
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	5,000	5,463

Construction, Farm Machinery & Heavy Trucks–0.11%
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	5,000	5,537

Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	5,000	5,438

		10,975

Consumer Finance–0.73%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	5,000	5,638

8.00%, 11/01/31	10,000	11,450

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	5,000	5,575

SLM Corp., Sr. Medium-Term Global Notes, 6.25%, 01/25/16	30,000	31,007

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	20,000	20,819

		74,489

Department Stores–0.75%
Macy’s Retail Holdings Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	65,000	67,275

Sears Holdings Corp., Sr. Sec. Notes, 6.63%, 10/15/18(b)	10,000	9,825

		77,100

Diversified Banks–2.05%
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 3.40%, 01/22/15	50,000	51,723

Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	5,000	5,065

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	50,000	50,897

U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	45,000	45,713

Wachovia Capital Trust I, Jr. Gtd. Sub. Trust Pfd. Capital Securities, 7.64%, 01/15/27(b)	55,000	56,444

		209,842

Diversified Metals & Mining–0.87%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	80,000	88,675

Electric Utilities–2.64%
Dubai Electricity & Water Authority (Vietnam), Sr. Unsec. Notes, 7.38%, 10/21/20(b)	100,000	94,625

Indiana Michigan Power Co., Sr. Unsec. Notes, 7.00%, 03/15/19	25,000	29,521

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	5,000	3,575

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	30,000	32,204

Southern Co., Series A, Sr. Unsec. Notes, 5.30%, 01/15/12	60,000	62,403

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	25,000	26,769

5.00%, 06/30/19	20,000	21,485

		270,582

Electrical Components & Equipment–0.16%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	10,000	11,125

Polypore International Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(b)	5,000	5,219

		16,344

Electronic Manufacturing Services–0.10%
Jabil Circuit, Inc., Sr. Unsec. Notes, 5.63%, 12/15/20	10,000	9,850

Environmental & Facilities Services–0.26%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	25,000	27,047

Food Retail–0.10%
Wrigley (Wm.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11(b)(c)	10,000	10,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Gas Utilities–0.05%
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	$5,000	$5,363

General Merchandise Stores–0.24%
Family Dollar Stores Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	25,000	24,695

Health Care Distributors–0.35%
McKesson Corp., Sr. Unsec. Notes, 3.25%, 03/01/16	10,000	10,083

4.75%, 03/01/21	10,000	10,185

6.00%, 03/01/41	15,000	15,381

		35,649

Health Care Equipment–0.83%
Boston Scientific Corp., Sr. Unsec. Notes, 5.45%, 06/15/14	40,000	42,824

6.00%, 01/15/20	15,000	15,766

CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	25,000	25,961

		84,551

Health Care Facilities–0.27%
CHS/Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 07/15/15	5,000	5,331

HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	10,000	11,050

Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	5,000	5,213

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,525

		27,119

Health Care Services–0.88%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	50,000	52,564

6.25%, 06/15/14	25,000	27,962

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	10,000	9,947

		90,473

Health Care Technology–0.05%
MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	5,000	5,163

Home Furnishings–0.05%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	5,000	5,363

Homebuilding–0.05%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	5,000	4,963

Hotels, Resorts & Cruise Lines–0.75%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	20,000	21,392

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	5,000	4,962

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	5,000	5,525

Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	40,000	44,500

		76,379

Household Products–0.05%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	5,000	5,275

Independent Power Producers & Energy Traders–0.26%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	10,000	10,850

NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 01/15/17	15,000	15,825

		26,675

Industrial Conglomerates–0.96%
General Electric Capital Corp., Sr. Unsec. Notes, 2.25%, 11/09/15	65,000	62,994

NBC Universal Media LLC, Sr. Unsec. Notes, 2.10%, 04/01/14(b)	15,000	14,926

5.95%, 04/01/41(b)	20,000	20,086

		98,006

Integrated Oil & Gas–1.62%
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	85,000	85,963

5.38%, 01/27/21	79,000	79,610

		165,573

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Integrated Telecommunication Services–0.65%
AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	$15,000	$14,921

Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(e)	10,000	10,375

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	40,000	40,761

		66,057

Internet Retail–0.73%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/16	45,000	49,134

5.95%, 08/15/20	25,000	25,428

		74,562

Internet Software & Services–0.05%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	5,000	5,438

Investment Banking & Brokerage–2.16%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	10,000	10,292

E*Trade Financial Corp., Sr. Unsec. Global Notes, 7.38%, 09/15/13	5,000	5,050

Goldman Sachs Group Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	55,000	55,809

6.25%, 02/01/41	25,000	25,323

Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	20,000	23,808

Morgan Stanley, Sr. Unsec. Notes, 2.88%, 01/24/14	100,000	100,618

		220,900

Leisure Facilities–0.16%
Speedway Motorsports Inc., Sr. Notes, 6.75%, 02/01/19(b)	5,000	5,087

Universal City Development Partners Ltd./UCDP Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 11/15/15	10,000	10,975

		16,062

Life & Health Insurance–0.50%
Prudential Financial Inc., Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	50,000	51,029

Life Sciences Tools & Services–0.32%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	25,000	27,251

Patheon Inc. (Canada), Sr. Sec. Notes, 8.63%, 04/15/17(b)	5,000	5,250

		32,501

Movies & Entertainment–0.81%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	25,000	27,406

News America Inc, Sr. Unsec. Gtd. Notes, 6.15%, 02/15/41(b)	55,000	55,613

		83,019

Multi-Line Insurance–0.57%
American Financial Group Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	12,048

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	20,000	20,899

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(c)	5,000	5,562

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	20,000	20,100

		58,609

Multi-Utilities–0.19%
Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	20,000	19,854

Office Electronics–0.50%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	50,000	51,343

Office REIT’s–0.21%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	20,000	21,139

Office Services & Supplies–0.80%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	5,000	4,875

Steelcase Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	75,000	77,036

		81,911

Oil & Gas Drilling–0.36%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	35,000	37,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services–0.11%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	$5,000	$5,288

Key Energy Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/01/14	5,000	5,437

		10,725

Oil & Gas Exploration & Production–1.28%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.38%, 09/15/17	15,000	16,708

Chaparral Energy Inc., Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21(b)	5,000	5,125

Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	5,000	5,294

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	10,000	10,562

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	5,000	5,556

Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	5,000	5,669

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	5,000	5,200

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	10,000	10,975

Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	25,000	24,980

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	5,000	5,194

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	20,000	20,227

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	5,000	5,581

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/01/17	5,000	5,325

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	5,000	5,075

		131,471

Oil & Gas Refining & Marketing–0.20%
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/01/15	5,000	5,169

United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18(b)	5,000	4,975

Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	10,000	10,031

		20,175

Oil & Gas Storage & Transportation–1.33%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 7.63%, 02/15/12	50,000	53,158

5.20%, 09/01/20	15,000	15,478

6.45%, 09/01/40	15,000	15,716

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	5,000	5,006

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	5,000	5,012

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	5,000	5,231

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	20,000	21,324

Williams Partners L.P., Sr. Unsec. Global Notes, 6.30%, 04/15/40	15,000	15,680

		136,605

Other Diversified Financial Services–4.02%
Bank of America Corp., Sr. Unsec. Global Notes, 4.50%, 04/01/15	40,000	41,807

3.70%, 09/01/15	30,000	30,324

6.50%, 08/01/16	10,000	11,217

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	45,000	49,487

Sr. Unsec. Notes, 4.75%, 05/19/15	25,000	26,436

ERAC USA Finance LLC, Gtd. Notes,
2.25%, 01/10/14(b)	50,000	49,974

Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	50,000	53,362

General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	25,000	27,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Other Diversified Financial Services–(continued)

International Lease Finance Corp., Sr. Sec. Notes, 6.50%, 09/01/14(b)	$40,000	$42,960

Sr. Unsec. Notes, 8.88%, 09/15/15(b)	5,000	5,600

9.00%, 03/15/17(b)	5,000	5,675

JPMorgan Chase & Co., Floating Rate Medium-Term Notes, 0.96%, 02/26/13(c)	40,000	40,185

JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	25,000	26,332

		411,149

Packaged Foods & Meats–0.30%
Blue Merger Sub Inc., Sr. Gtd. Notes, 7.63%, 02/15/19(b)	5,000	5,087

Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	5,000	5,375

Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	20,000	20,568

		31,030

Paper Packaging–0.05%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	5,000	5,263

Paper Products–0.14%
Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	5,000	5,225

Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	4,000	4,105

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	5,000	5,206

		14,536

Pharmaceuticals–0.10%
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	5,000	5,200

7.00%, 10/01/20(b)	5,000	5,200

		10,400

Publishing–0.11%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	11,000	11,278

Railroads–0.39%
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	30,000	29,480

Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	10,000	10,857

		40,337

Regional Banks–0.44%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	25,000	25,900

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	10,000	9,700

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	5,000	4,700

Zions Bancorp., Unsec. Sub. Notes, 5.50%, 11/16/15	5,000	5,075

		45,375

Semiconductor Equipment–0.05%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	5,000	5,250

Semiconductors–0.05%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	5,000	5,587

Sovereign Debt–1.01%
Provincia de Buenos Aires (Argentina), Notes, 11.75%, 10/05/15(b)	100,000	103,250

Specialized Finance–0.30%
CIT Group Inc., Sec. Bonds, 7.00%, 05/01/14	5,000	5,119

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	25,000	25,669

		30,788

Specialized REIT’s–0.97%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(b)	65,000	69,396

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	30,000	29,531

		98,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Steel–1.40%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	$5,000	$5,150

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 3.75%, 08/05/15	30,000	30,331

7.00%, 10/15/39	40,000	41,973

Class A, Sr. Unsec. Medium-Term Global Notes, 5.50%, 03/01/21	15,000	14,904

6.75%, 03/01/41	15,000	14,876

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	5,000	5,237

Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	20,000	19,705

6.88%, 11/10/39	10,000	10,851

		143,027

Systems Software–0.05%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	5,000	5,188

Tires & Rubber–0.09%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 7.63%, 03/15/27	10,000	9,650

Trading Companies & Distributors–0.10%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	5,000	5,238

Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 7.38%, 01/15/21(b)	5,000	5,237

		10,475

Trucking–0.15%
Ryder System Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	15,000	15,272

Wireless Telecommunication Services–0.55%
American Tower Corp., Sr. Unsec. Notes, 4.50%, 01/15/18	20,000	19,837

Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	5,000	5,400

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	5,000	4,825

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	5,000	4,869

SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	10,000	11,100

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	5,000	4,519

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	5,000	5,569

		56,119

Total Bonds & Notes (Cost $4,465,599)		4,599,900

U.S. Government Sponsored Mortgage-Backed Securities–30.04%

Federal Home Loan Mortgage Corp. (FHLMC)–10.20%
Pass Through Ctfs., 5.50%, 01/01/34	213,896	230,388

5.00%, 06/01/40	311,396	329,300

Pass Through Ctfs., TBA, 4.50%, 03/01/41(f)	475,000	483,832

		1,043,520

Federal National Mortgage Association (FNMA)–19.84%
Pass Through Ctfs., 5.00%, 06/01/23	234,577	249,371

6.00%, 03/01/38 to 10/01/39	490,489	534,521

5.50%, 06/01/40	138,667	148,362

Pass Through Ctfs., TBA, 3.50%, 03/01/26(f)	125,000	125,274

4.00%, 03/01/26 to 03/01/41(f)	400,000	400,735

4.50%, 03/01/26(f)	250,000	261,953

5.50%, 03/01/26(f)	50,000	53,945

5.00%, 03/01/41(f)	245,000	256,561

		2,030,722

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $3,087,283)		3,074,242

U.S. Treasury Securities–20.73%
U.S. Treasury Bills–4.20%
0.18%, 05/19/11(g)(h)	430,000	429,881

U.S. Treasury Notes–13.93%
4.50%, 04/30/12	300,000	314,461

2.25%, 05/31/14	200,000	206,125

2.63%, 12/31/14	250,000	259,766

1.25%, 08/31/15	350,000	339,992

2.75%, 05/31/17	200,000	201,875

3.63%, 08/15/19	100,000	103,766

		1,425,985

U.S. Treasury Bonds–2.60%
5.38%, 02/15/31	145,000	166,659

4.25%, 05/15/39	20,000	19,247

4.50%, 08/15/39	35,000	35,104

3.88%, 08/15/40	50,000	44,898

		265,908

Total U.S. Treasury Securities (Cost $2,108,950)		2,121,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Asset-Backed Securities–12.24%
Banc of America Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	$40,000	$41,801

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	25,000	25,526

Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	25,000	26,425

Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(c)	45,000	48,019

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.45%, 03/11/39(c)	40,000	42,503

Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.52%, 04/12/38(c)	11,217	11,215

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	40,000	43,355

Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	50,000	51,101

Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.40%, 08/25/34(c)	32,263	32,921

Commercial Mortgage Pass Through Ctfs., Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.75%, 07/16/34(b)(c)	52,203	52,126

Credit Suisse Mortgage Capital Ctfs., Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	25,527	26,293

DBUBS Mortgage Trust, Series 2011-LC1A, Class C, Variable Rate Pass Through Ctfs., 5.56%, 11/10/46(b)(c)	40,000	41,277

Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.92%, 09/15/15(c)	40,000	40,304

Fannie Mae REMICS, Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	41,010	42,222

Freddie Mac REMICS, Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	16,112	16,430

Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	20,778	21,038

Series 3339, Class PC, Pass Through Ctfs., 5.00%, 05/15/32	35,000	35,796

GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, Pass Through Ctfs., 6.53%, 05/15/33	5,448	5,444

GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	70,000	71,119

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	55,000	58,216

Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 08/10/43(b)(c)	70,000	72,928

LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	30,000	30,499

Morgan Stanley Capital I, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	46,991	47,789

Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 11/14/42(c)	35,000	37,883

Series 2005-T17, Class A4, Pass Through Ctfs., 4.52%, 12/13/41	29,647	30,072

Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	30,000	31,890

Nissan Auto Lease Trust, Series 2009-B, Class A3, Pass Through Ctfs., 2.07%, 01/15/15	29,732	29,882

PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, Pass Through Ctfs., 6.36%, 03/12/34	11,918	11,922

RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(c)	100,000	106,050

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.70%, 08/15/39(c)	40,000	41,763

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(c)	20,000	21,640

Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(c)	25,000	26,381

Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(c)	20,000	21,393

Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.48%, 07/25/34(c)	9,739	10,114

Total Asset-Backed Securities (Cost $1,197,962)		1,253,337

Municipal Obligations–0.73%
California (State of), Series 2010, Various Purpose Unlimited Taxable GO Bonds, 5.75%, 03/01/17	10,000	10,650

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	25,000	25,200

New Jersey (State of) Transportation Trust Fund Authority; Series 2010 C, Taxable Build America RB, 5.75%, 12/15/28	40,000	39,014

Total Municipal Obligations (Cost $75,065)		74,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Core Plus Bond Fund

	Shares	Value

Money Market Funds–5.96%
Liquid Assets Portfolio–Institutional Class(i)	305,023	$305,023

Premier Portfolio–Institutional Class(i)	305,023	305,023

Total Money Market Funds (Cost $610,046)		610,046

TOTAL INVESTMENTS–114.64% (Cost $11,544,905)		11,734,163

OTHER ASSETS LESS LIABILITIES–(14.64)%		(1,498,915)

NET ASSETS–100.00%		$10,235,248

Investment Abbreviations:

Ctfs.	– Certificates
Deb.	– Debentures
GO	– General Obligation
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICS	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TBA	– To Be Announced
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $1,301,063, which represented 12.71% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of February 28, 2011

Bonds & Notes	45.0%

U.S. Government Sponsored Securities	30.0

U.S. Treasury Securities	20.7

Asset-Backed Securities	12.3

Municipal Obligations	0.7

Money Market Funds Plus Other Assets Less Liabilities	(8.7)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $10,934,859)	$11,124,117

Investments in affiliated money market funds, at value and cost	610,046

Total investments, at value (Cost $11,544,905)	11,734,163

Receivable for:
Investments sold	6,111

Variation margin	1,172

Fund shares sold	18,522

Dividends and interest	91,925

Fund expenses absorbed	67,941

Principal paydowns	1,198

Investment for trustee deferred compensation and retirement plans	4,379

Other assets	18,198

Total assets	11,943,609

Liabilities:
Payable for:
Investments purchased	1,634,082

Fund shares reacquired	12,264

Dividends	8,057

Accrued fees to affiliates	8,875

Accrued other operating expenses	40,703

Trustee deferred compensation and retirement plans	4,380

Total liabilities	1,708,361

Net assets applicable to shares outstanding	$10,235,248

Net assets consist of:
Shares of beneficial interest	$10,119,886

Undistributed net investment income	(5,272)

Undistributed net realized gain (loss)	(72,995)

Unrealized appreciation	193,629

$10,235,248

Net Assets:
Class A	$8,171,666

Class B	$722,651

Class C	$984,204

Class R	$126,834

Class Y	$118,437

Institutional Class	$111,456

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	784,679

Class B	69,399

Class C	94,502

Class R	12,180

Class Y	11,374

Institutional Class	10,703

Class A:
Net asset value per share	$10.41

Maximum offering price per share (Net asset value of $10.41 divided by 95.25%)	$10.93

Class B:
Net asset value and offering price per share	$10.41

Class C:
Net asset value and offering price per share	$10.41

Class R:
Net asset value and offering price per share	$10.41

Class Y:
Net asset value and offering price per share	$10.41

Institutional Class:
Net asset value and offering price per share	$10.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Interest	$184,809

Dividends from affiliated money market funds	955

Total investment income	185,764

Expenses:
Advisory fees	22,089

Administrative services fees	24,795

Custodian fees	4,209

Distribution fees:
Class A	9,559

Class B	4,481

Class C	4,439

Class R	362

Transfer agent fees — A, B, C, R and Y	8,136

Transfer agent fees — Institutional	32

Trustees’ and officers’ fees and benefits	5,907

Registration and filing fees	31,959

Reports to shareholders	13,452

Professional services fees	14,733

Other	7,628

Total expenses	151,781

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(102,351)

Net expenses	49,430

Net investment income	136,334

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	27,821

Foreign currencies	(288)

Futures contracts	(73,555)

(46,022)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(140,476)

Futures contracts	20,293

(120,183)

Net realized and unrealized gain (loss)	(166,205)

Net increase (decrease) in net assets resulting from operations	$(29,871)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	February 28,	August 31,
	2011	2010

Operations:
Net investment income	$136,334	$198,401

Net realized gain (loss)	(46,022)	152,692

Change in net unrealized appreciation (depreciation)	(120,183)	232,044

Net increase (decrease) in net assets resulting from operations	(29,871)	583,137

Distributions to shareholders from net investment income:
Class A	(113,862)	(194,225)

Class B	(9,903)	(21,593)

Class C	(9,854)	(16,420)

Class R	(1,999)	(6,254)

Class Y	(2,100)	(5,893)

Institutional Class	(1,802)	(5,318)

Total distributions from net investment income	(139,520)	(249,703)

Distributions to shareholders from net realized gains:
Class A	(111,995)	(25,492)

Class B	(14,844)	(3,459)

Class C	(13,430)	(2,577)

Class R	(2,158)	(1,019)

Class Y	(1,898)	(847)

Institutional Class	(1,619)	(762)

Total distributions from net realized gains	(145,944)	(34,156)

Share transactions–net:
Class A	1,192,884	4,108,451

Class B	(198,985)	718,206

Class C	169,476	598,636

Class R	(20,931)	40,961

Class Y	(20,854)	12,808

Institutional Class	496	6,079

Net increase in net assets resulting from share transactions	1,122,086	5,485,141

Net increase in net assets	806,751	5,784,419

Net assets:
Beginning of period	9,428,497	3,644,078

End of period (includes undistributed net investment income of $(5,272) and $(2,086), respectively)	$10,235,248	$9,428,497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Core Plus Bond Fund

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Core Plus Bond Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

18        Invesco Core Plus Bond Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

19        Invesco Core Plus Bond Fund

In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.45%

Next $500 million	0.425%

Next $1.5 billion	0.40%

Next $2.5 billion	0.375%

Over $5 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

20        Invesco Core Plus Bond Fund

  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.90%, 1.65%, 1.65%, 1.15%, 0.65% and 0.65%, respectively of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees and reimbursed Fund level expenses of $94,183 and reimbursed class level expenses of $6,388, $749, $742, $121, $108 and $32 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares in proportion to the relative net assets of such classes.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $1,721 in front-end sales commissions from the sale of Class A shares and $0, $1,433 and $14 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

21        Invesco Core Plus Bond Fund

  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$610,046	$—	$—	$610,046

U.S. Treasury Securities	—	2,121,774	—	2,121,774

U.S. Government Sponsored Securities	—	3,074,242	—	3,074,242

Corporate Debt Securities	—	4,599,900	—	4,599,900

Asset-Backed Securities	—	1,253,337	—	1,253,337

Municipal Obligations	—	74,864	—	74,864

Subtotal	$610,046	$11,124,117	$—	$11,734,163

Futures*	4,371	—	—	4,371

Total Investments	$614,417	$11,124,117	$—	$11,738,534

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$5,649	$(1,278)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended February 28, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Futures*

Realized Gain (loss)
Interest rate risk	$(73,555)

Change in Unrealized Appreciation
Interest rate risk	20,293

Total	$(53,262)

*	The average notional value of futures outstanding during the period was $1,159,813.

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 5 Year Notes	4	June-2011/Long	$467,750	$991

U.S. Treasury 30 Year Bonds	2	June-2011/Long	240,687	2,324

U.S. Ultra Treasury Bonds	1	June-2011/Long	123,594	2,334

Subtotal			$832,031	$5,649

U.S. Treasury 10 Year Notes	5	June-2011/Short	(595,234)	(1,278)

Total			$236,797	$4,371

22        Invesco Core Plus Bond Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $28.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $758 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of August 31, 2010.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $3,868,731 and $1,510,996, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$216,638

Aggregate unrealized (depreciation) of investment securities	(67,405)

Net unrealized appreciation of investment securities	$149,233

Cost of investments for tax purposes is $11,584,930.

23        Invesco Core Plus Bond Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	244,109	$2,582,038	473,287	$4,957,006

Class B	28,889	306,326	90,484	943,362

Class C	51,224	537,234	73,730	773,555

Class R	1,342	13,951	3,891	40,441

Class Y	699	7,267	3,631	38,392

Issued as reinvestment of dividends:
Class A	13,415	141,049	20,806	216,953

Class B	1,806	18,958	2,149	22,398

Class C	1,890	19,835	1,761	18,357

Class R	135	1,427	697	7,259

Class Y	100	1,054	644	6,703

Institutional Class	46	496	584	6,079

Automatic conversion of Class B shares to Class A shares:
Class A	3,622	37,922	2,004	21,070

Class B	(3,622)	(37,922)	(2,004)	(21,070)

Reacquired:
Class A	(148,334)	(1,568,125)	(104,344)	(1,086,578)

Class B	(46,505)	(486,347)	(21,771)	(226,484)

Class C	(37,193)	(387,593)	(18,543)	(193,276)

Class R	(3,504)	(36,309)	(629)	(6,739)

Class Y	(2,785)	(29,175)	(3,116)	(32,287)

Net increase in share activity	105,334	$1,122,086	523,261	$5,485,141

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 33% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

24        Invesco Core Plus Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 02/28/11	$10.75	$0.15	$(0.18)	$(0.03)	$(0.16)	$(0.15)	$(0.31)	$10.41	(0.31)%	$8,172	0.87	%(d)	2.96	%(d)	2.91	%(d)	19%
Year ended 08/31/10	10.29	0.37	0.65	1.02	(0.49)	(0.07)	(0.56)	10.75	10.26	7,219	0.87		5.61		3.55		78
Three months ended 08/31/09(e)	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.58	2,882	0.84	(f)	12.89	(f)	3.47	(f)	43

Class B
Six months ended 02/28/11	10.74	0.12	(0.18)	(0.06)	(0.12)	(0.15)	(0.27)	10.41	(0.59)	723	1.62	(d)	3.71	(d)	2.16	(d)	19
Year ended 08/31/10	10.29	0.29	0.64	0.93	(0.41)	(0.07)	(0.48)	10.74	9.34	954	1.62		6.36		2.80		78
Three months ended 08/31/09(e)	10.00	0.07	0.27	0.34	(0.05)	—	(0.05)	10.29	3.39	205	1.59	(f)	13.64	(f)	2.72	(f)	43

Class C
Six months ended 02/28/11	10.74	0.12	(0.18)	(0.06)	(0.12)	(0.15)	(0.27)	10.41	(0.58)	984	1.62	(d)	3.71	(d)	2.16	(d)	19
Year ended 08/31/10	10.29	0.29	0.64	0.93	(0.41)	(0.07)	(0.48)	10.74	9.34	844	1.62		6.36		2.80		78
Three months ended 08/31/09(e)	10.00	0.07	0.27	0.34	(0.05)	—	(0.05)	10.29	3.39	223	1.59	(f)	13.64	(f)	2.72	(f)	43

Class R
Six months ended 02/28/11	10.74	0.14	(0.18)	(0.04)	(0.14)	(0.15)	(0.29)	10.41	(0.34)	127	1.12	(d)	3.21	(d)	2.66	(d)	19
Year ended 08/31/10	10.29	0.34	0.64	0.98	(0.46)	(0.07)	(0.53)	10.74	9.88	153	1.12		5.86		3.30		78
Three months ended 08/31/09(e)	10.00	0.08	0.27	0.35	(0.06)	—	(0.06)	10.29	3.51	105	1.09	(f)	13.14	(f)	3.22	(f)	43

Class Y
Six months ended 02/28/11	10.74	0.17	(0.18)	(0.01)	(0.17)	(0.15)	(0.32)	10.41	(0.09)	118	0.62	(d)	2.71	(d)	3.16	(d)	19
Year ended 08/31/10	10.29	0.40	0.63	1.03	(0.51)	(0.07)	(0.58)	10.74	10.43	144	0.62		5.36		3.80		78
Three months ended 08/31/09(e)	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.64	126	0.59	(f)	12.64	(f)	3.72	(f)	43

Institutional Class
Six months ended 02/28/11	10.74	0.09	(0.10)	(0.01)	(0.17)	(0.15)	(0.32)	10.41	(0.09)	111	0.62	(d)	2.60	(d)	3.16	(d)	19
Year ended 08/31/10	10.29	0.40	0.64	1.04	(0.52)	(0.07)	(0.59)	10.74	10.43	115	0.62		5.29		3.80		78
Three months ended 08/31/09(e)	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.64	104	0.59	(f)	12.68	(f)	3.72	(f)	43

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $7,710, $904, $895, $146, $131 and $113 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of June 3, 2009.
(f)	Annualized.

NOTE 12—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Core Bond Fund (the “Target Fund”) in exchange for shares of the Fund.
  The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated shortly thereafter. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

25        Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$996.90	$4.31	$1,020.48	$4.36	0.87%

B	1,000.00	994.10	8.01	1,016.76	8.10	1.62

C	1,000.00	993.20	8.01	1,016.76	8.10	1.62

R	1,000.00	996.60	5.54	1,019.24	5.61	1.12

Y	1,000.00	999.10	3.07	1,021.72	3.11	0.62

Institutional	1,000.00	999.10	3.07	1,021.72	3.11	0.62

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

26        Invesco Core Plus Bond Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CPB-SAR-1	Invesco Distributors, Inc.

Invesco Dividend Growth Securities Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: DIVAX ▪ B: DIVBX ▪ C: DIVCX ▪ Y: DIVDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	24.71%

Class B Shares	24.60

Class C Shares	24.14

Class Y Shares	24.83

S&P 500 Index▼ (Broad Market Index)	27.73

Russell 1000 Index▼ (Style-Specific Index)	28.65

Lipper Large-Cap Core Funds Index▼ (Peer Group Index)	26.16

▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Dividend Growth Securities Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable
sales charges

Class A Shares

Inception (7/28/97)		2.38%

10	Years	0.88

5	Years	-0.58

1	Year	11.32

Class B Shares

Inception (3/30/81)		9.79%

10	Years	1.29

5	Years	0.40

1	Year	12.60

Class C Shares

Inception (7/28/97)		2.04%

10	Years	0.69

5	Years	-0.21

1	Year	15.79

Class Y Shares

Inception (7/28/97)		3.06%

10	Years	1.71

5	Years	0.81

1	Year	18.03

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Dividend Growth Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Dividend Growth Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		2.00%

10	Years	0.11

5	Years	-1.36

1	Year	4.38

Class B Shares

Inception (3/30/81)		9.65%

10	Years	0.49

5	Years	-0.38

1	Year	5.66

Class C Shares

Inception (7/28/97)		1.67%

10	Years	-0.06

5	Years	-0.98

1	Year	8.74

Class Y Shares

Inception (7/28/97)		2.68%

10	Years	0.93

5	Years	0.02

1	Year	10.71

     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, and Class Y shares was 0.95%, 0.94%, 1.70% and 0.70%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Dividend Growth Securities Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.

4	Invesco Dividend Growth Securities Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.83%
Aerospace & Defense–3.94%
General Dynamics Corp.	371,736	$28,296,544

Raytheon Co.	438,738	22,467,773

		50,764,317

Apparel Retail–0.50%
Ross Stores, Inc.	89,464	6,444,987

Apparel, Accessories & Luxury Goods–0.30%
VF Corp.	40,083	3,834,741

Asset Management & Custody Banks–2.87%
Federated Investors, Inc.–Class B	818,916	22,569,325

State Street Corp.	321,396	14,372,829

		36,942,154

Auto Parts & Equipment–1.90%
Johnson Controls, Inc.	598,120	24,403,296

Brewers–2.80%
Foster’s Group Ltd. (Australia)	1,861,679	10,872,542

Heineken N.V. (Netherlands)	488,894	25,205,034

		36,077,576

Building Products–1.90%
Masco Corp.	1,801,509	24,482,507

Casinos & Gaming–1.36%
International Game Technology	1,065,020	17,530,229

Construction & Farm Machinery & Heavy Trucks–0.62%
Caterpillar Inc.	77,964	8,024,834

Consumer Finance–2.29%
Capital One Financial Corp.	591,053	29,416,708

Data Processing & Outsourced Services–2.36%
Automatic Data Processing, Inc.	607,510	30,375,500

Department Stores–0.35%
Nordstrom, Inc.	98,440	4,455,394

Distributors–0.76%
Genuine Parts Co.	185,018	9,748,598

Diversified Banks–2.39%
Societe Generale (France)	293,633	20,644,994

U.S. Bancorp	366,819	10,171,891

		30,816,885

Diversified Chemicals–1.41%
E. I. du Pont de Nemours and Co.	329,847	18,098,705

Drug Retail–1.55%
Walgreen Co.	461,715	20,010,728

Electric Utilities–3.72%
American Electric Power Co., Inc.	706,531	25,279,679

Entergy Corp.	171,599	12,217,849

Exelon Corp.	248,463	10,375,815

		47,873,343

Electrical Components & Equipment–1.44%
Emerson Electric Co.	310,786	18,541,493

Electronic Components–0.91%
Corning Inc.	506,784	11,686,439

Food Distributors–1.57%
Sysco Corp.	727,324	20,212,334

Gas Utilities–0.80%
AGL Resources Inc.	269,587	10,247,002

General Merchandise Stores–1.30%
Target Corp.	317,218	16,669,806

Health Care Equipment–1.90%
Stryker Corp.	385,814	24,406,594

Hotels, Resorts & Cruise Lines–1.45%
Accor S.A. (France)	214,190	10,086,086

Marriott International Inc.–Class A	218,279	8,558,719

		18,644,805

Household Products–4.24%
Kimberly-Clark Corp.	520,122	34,276,040

Procter & Gamble Co. (The)	321,941	20,298,380

		54,574,420

Industrial Machinery–4.44%
Eaton Corp.	53,672	5,945,784

Pentair, Inc.	698,090	25,885,177

Snap-on, Inc.	440,468	25,296,078

		57,127,039

Insurance Brokers–0.66%
Marsh & McLennan Cos., Inc.	280,002	8,523,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Dividend Growth Securities Fund

	Shares	Value

Integrated Oil & Gas–3.81%
Eni S.p.A. (Italy)	752,689	$18,367,991

Exxon Mobil Corp.	190,444	16,288,675

Total S.A. (France)	234,687	14,399,351

		49,056,017

Integrated Telecommunication Services–0.88%
AT&T Inc.	400,807	11,374,903

Investment Banking & Brokerage–1.60%
Charles Schwab Corp. (The)	1,085,040	20,583,209

IT Consulting & Other Services–0.56%
International Business Machines Corp.	44,624	7,223,733

Life & Health Insurance–1.81%
Lincoln National Corp.	446,423	14,160,537

StanCorp Financial Group, Inc.(b)	198,309	9,122,214

		23,282,751

Motorcycle Manufacturers–0.98%
Harley-Davidson, Inc.	307,491	12,551,783

Movies & Entertainment–1.67%
Time Warner, Inc.	562,293	21,479,593

Multi-Utilities–1.21%
Dominion Resources, Inc.	341,968	15,604,000

Oil & Gas Equipment & Services–1.38%
Baker Hughes, Inc.	249,505	17,727,330

Oil & Gas Storage & Transportation–0.58%
Southern Union Co.	263,143	7,504,838

Other Diversified Financial Services–0.28%
JPMorgan Chase & Co.	76,219	3,558,665

Packaged Foods & Meats–5.76%
Campbell Soup Co.	421,706	14,194,624

General Mills, Inc.	693,126	25,742,700

Kraft Foods, Inc.,–Class A	730,544	23,260,521

Mead Johnson Nutrition Co.	183,390	10,975,891

		74,173,736

Paper Products–1.92%
International Paper Co.	891,820	24,774,760

Pharmaceuticals–5.54%
Bristol-Myers Squibb Co.	621,789	16,048,374

Eli Lilly and Co.	439,302	15,182,277

Johnson & Johnson	386,694	23,758,480

Novartis AG (Switzerland)	150,714	8,463,988

Pfizer, Inc.	411,297	7,913,354

		71,366,473

Property & Casualty Insurance–1.19%
Travelers Cos., Inc. (The)	255,166	15,292,098

Regional Banks–6.03%
Fifth Third Bancorp	1,578,211	23,041,881

SunTrust Banks, Inc.	1,089,525	32,870,969

Zions Bancorp.	926,652	21,646,591

		77,559,441

Restaurants–1.63%
Brinker International, Inc.	888,299	20,999,388

Semiconductors–1.20%
Texas Instruments Inc.	432,021	15,384,268

Soft Drinks–1.50%
Coca-Cola Co. (The)	301,218	19,253,854

Specialized Consumer Services–0.74%
H&R Block, Inc.	628,204	9,542,419

Specialty Chemicals–0.75%
Lubrizol Corp. (The)	88,668	9,653,285

Systems Software–1.47%
Microsoft Corp.	482,035	12,812,490

Oracle Corp.	186,511	6,136,212

		18,948,702

Thrifts & Mortgage Finance–1.58%
Hudson City Bancorp, Inc.	1,769,957	20,354,505

Tobacco–3.03%
Altria Group, Inc.	809,732	20,542,901

Philip Morris International Inc.	294,742	18,503,903

		39,046,804

Total Common Stocks & Other Equity Interests (Cost $1,023,397,719)		1,246,230,250

Money Market Funds–3.52%
Liquid Assets Portfolio–Institutional Class(b)	22,644,193	22,644,193

Premier Portfolio–Institutional Class(b)	22,644,193	22,644,193

Total Money Market Funds (Cost $45,288,386)		45,288,386

TOTAL INVESTMENTS–100.35% (Cost $1,068,686,105)		1,291,518,636

OTHER ASSETS LESS LIABILITIES–(0.35)%		(4,479,221)

NET ASSETS–100.00%		$1,287,039,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Dividend Growth Securities Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of February 28, 2011

Financials	20.7%

Consumer Staples	20.5

Consumer Discretionary	12.9

Industrials	12.3

Health Care	7.4

Information Technology	6.5

Utilities	6.3

Energy	5.2

Materials	4.1

Telecommunication Services	0.9

Money Market Funds Plus Other Assets Less Liabilities	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Dividend Growth Securities Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,023,397,719)	$1,246,230,250

Investments in affiliated money market funds, at value and cost	45,288,386

Total investments, at value (Cost $1,068,686,105)	1,291,518,636

Receivable for:
Investments sold	7,989,769

Fund shares sold	72,260

Dividends	2,885,105

Investment for trustee deferred compensation and retirement plans	2,700

Other assets	44,141

Total assets	1,302,512,611

Liabilities:
Payable for:
Investments purchased	11,363,717

Fund shares reacquired	3,210,404

Accrued fees to affiliates	626,712

Accrued other operating expenses	201,482

Trustee deferred compensation and retirement plans	70,881

Total liabilities	15,473,196

Net assets applicable to shares outstanding	$1,287,039,415

Net assets consist of:
Shares of beneficial interest	$999,595,374

Undistributed net investment income	3,080,353

Undistributed net realized gain	61,528,177

Unrealized appreciation	222,835,511

$1,287,039,415

Net Assets:
Class A	$41,278,705

Class B	$1,206,774,698

Class C	$22,220,544

Class Y	$16,765,468

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	3,055,852

Class B	88,578,771

Class C	1,651,499

Class Y	1,239,030

Class A:
Net asset value per share	$13.51

Maximum offering price per share
(Net asset value of $13.51 divided by 94.50%)	$14.30

Class B:
Net asset value and offering price per share	$13.62

Class C:
Net asset value and offering price per share	$13.45

Class Y:
Net asset value and offering price per share	$13.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Dividend Growth Securities Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $106,158)	$16,208,693

Dividends from affiliated money market funds (includes securities lending income of $9,397)	42,058

Total investment income	16,250,751

Expenses:
Advisory fees	2,744,767

Administrative services fees	158,457

Custodian fees	40,644

Distribution fees:
Class A	48,485

Class B	1,462,627

Class C	102,940

Transfer agent fees	1,188,426

Trustees’ and officers’ fees and benefits	25,167

Other	229,501

Total expenses	6,001,014

Less: fees waived and expense offset arrangement(s)	(40,942)

Net expenses	5,960,072

Net investment income	10,290,679

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	106,754,376

Foreign currencies	(36,055)

106,718,321

Change in net unrealized appreciation of:
Investment securities	156,561,107

Foreign currencies	3,325

156,564,432

Net realized and unrealized gain	263,282,753

Net increase in net assets resulting from operations	$273,573,432

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Dividend Growth Securities Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011, the period March 1, 2010 through August 31, 2010 and the year ended February 28, 2010
(Unaudited)

	Six months ended	Six months ended	For the year ended
	February 28,	August 31,	February 28,
	2011	2010	2010

Operations:
Net investment income	$10,290,679	$8,628,277	$16,502,985

Net realized gain	106,718,321	131,432,030	114,832,276

Change in net unrealized appreciation (depreciation)	156,564,432	(205,859,095)	390,530,068

Net increase (decrease) in net assets resulting from operations	273,573,432	(65,798,788)	521,865,329

Distributions to shareholders from net investment income:
Class A	(356,541)	(240,567)	(652,947)

Class B	(10,793,612)	(7,447,974)	(20,107,994)

Class C	(116,150)	(49,742)	(196,960)

Class Y	(171,027)	(119,698)	(307,798)

Total distributions from net investment income	(11,437,330)	(7,857,981)	(21,265,699)

Distributions to shareholders from net realized gains:
Class A	(5,357,101)	(502,982)	—

Class B	(158,028,377)	(15,558,772)	—

Class C	(2,823,194)	(279,283)	—

Class Y	(2,254,792)	(208,816)	—

Total distributions from net realized gains	(168,463,464)	(16,549,853)	—

Share transactions–net:
Class A	3,180,565	3,659,368	(6,433,097)

Class B	26,686,194	(122,101,048)	(207,681,641)

Class C	1,189,422	(1,911,669)	(4,506,366)

Class Y	463,046	(500,151)	(2,992,150)

Net increase (decrease) in net assets resulting from share transactions	31,519,227	(120,853,500)	(221,613,254)

Net increase (decrease) in net assets	125,191,865	(211,060,122)	278,986,376

Net assets:
Beginning of period	1,161,847,550	1,372,907,672	1,093,921,296

End of period (includes undistributed net investment income of $3,080,353, $4,227,004 and $3,606,211, respectively)	$1,287,039,415	$1,161,847,550	$1,372,907,672

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Dividend Growth Securities Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust, formerly AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Dividend Growth Securities, Inc. (the “Acquired Fund”), as a diversified, open-end management investment company. The Acquired Fund was reorganized on June 1, 2010, (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).

10        Invesco Dividend Growth Securities Fund

  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11        Invesco Dividend Growth Securities Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Dividend Growth Securities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.545%

Next $750 million	0.42%

Next $1 billion	0.395%

Next $1 billion	0.37%

Next $1 billion	0.345%

Next $1 billion	0.32%

Next $1 billion	0.295%

Next $2 billion	0.27%

Next $2 billion	0.245%

Next $5 billion	0.22%

Over $15 billion	0.195%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.95%, 1.70%, 1.70% and 0.70%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $40,001.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $3,205 in front-end sales commissions from the sale of Class A shares and $8, $34,189 and $568 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

13        Invesco Dividend Growth Securities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,229,328,679	$62,189,957	$—	$1,291,518,636

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $941.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $1,865 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14        Invesco Dividend Growth Securities Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $256,744,600 and $372,033,857, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$231,699,238

Aggregate unrealized (depreciation) of investment securities	(8,881,864)

Net unrealized appreciation of investment securities	$222,817,374

Cost of investments for tax purposes is $1,068,701,262.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010		February 28, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	677,142	$8,751,517	65,780,971	$859,627,511	136,093	$1,677,854

Class B	11,356,893	142,326,363	64,207,654	837,627,834	419,998	5,119,934

Class C	279,132	3,503,476	31,099	436,565	79,592	996,499

Class Y	187,595	2,349,021	14,853	200,938	35,249	414,675

Issued as reinvestment of dividends:
Class A	33,828	428,463	52,264	709,513	55,201	636,422

Class B	1,121,470	14,322,816	1,625,653	22,245,980	1,696,800	19,707,658

Class C	10,734	135,519	23,677	318,283	17,061	190,978

Class Y	12,851	164,398	23,449	319,096	26,153	303,025

Reacquired:
Class A	(446,653)	(5,999,415)	(66,093,179)	(856,677,656)	(707,016)	(8,747,373)

Class B	(9,576,412)	(129,962,985)	(73,989,998)	(981,974,862)	(19,013,548)	(232,509,233)

Class C	(181,043)	(2,449,573)	(194,501)	(2,666,517)	(467,509)	(5,693,843)

Class Y	(153,313)	(2,050,373)	(73,311)	(1,020,185)	(301,983)	(3,709,850)

Net increase (decrease) in share activity	3,322,224	$31,519,227	(8,591,369)	$(120,853,500)	(18,023,909)	$(221,613,254)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Dividend Growth Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Rebate from		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		affiliates		turnover(c)

Class A
Six months ended 02/28/11	$12.65	$0.11	$2.83	$2.94	$(0.13)	$(1.95)	$(2.08)	$13.51	24.70%	$41,279	0.94	%(d)	0.95	%(d)	1.66	%(d)	—%		21%
Six months ended 08/31/10	13.65	0.09	(0.83)	(0.74)	(0.08)	(0.18)	(0.26)	12.65	(5.57)	35,315	0.89	(e)(f)			1.30	(e)(f)	—		59
Year ended 02/28/10	9.22	0.15	4.47	4.62	(0.19)	—	(0.19)	13.65	50.54	42	1.01	(e)			1.23	(e)	0.00	(g)	42
Year ended 02/28/09	17.45	0.23	(7.55)	(7.32)	(0.23)	(0.68)	(0.91)	9.22	(44.10)	33	0.95	(e)			1.52	(e)	0.00	(g)	67
Year ended 02/29/08	20.78	0.14	(0.80)	(0.66)	(0.25)	(2.42)	(2.67)	17.45	(4.42)	61	0.88	(e)			1.00	(e)	0.00	(g)	34
Year ended 02/28/07	33.51	0.29	2.07	2.36	(0.34)	(14.75)	(15.09)	20.78	8.55	2,502	0.88	(e)			1.04	(e)	—		105
Year ended 02/28/06	37.21	0.39	1.69	2.08	(0.47)	(5.31)	(5.78)	33.51	5.94	3,412	0.85				1.05		—		44

Class B
Six months ended 02/28/11	12.75	0.11	2.84	2.95	(0.13)	(1.95)	(2.08)	13.62	24.60	1,206,775	0.94	(d)	0.95	(d)	1.66	(d)	—		21
Six months ended 08/31/10	13.76	0.09	(0.84)	(0.75)	(0.08)	(0.18)	(0.26)	12.75	(5.59)	1,091,986	0.88	(e)(f)			1.31	(e)(f)	—		59
Year ended 02/28/10	9.29	0.15	4.52	4.67	(0.20)	—	(0.20)	13.76	50.71	1,291	1.00	(f)			1.24	(e)	0.00	(g)	42
Year ended 02/28/09	17.58	0.23	(7.60)	(7.37)	(0.24)	(0.68)	(0.92)	9.29	(44.12)	1,029	0.94	(f)			1.53	(e)	0.00	(g)	67
Year ended 02/29/08	20.92	0.22	(0.87)	(0.65)	(0.27)	(2.42)	(2.69)	17.58	(4.39)	2,305	0.86	(f)			1.02	(e)	0.00	(g)	34
Year ended 02/28/07	33.65	0.33	2.08	2.41	(0.39)	(14.75)	(15.14)	20.92	8.66	848	0.75	(f)			1.17	(e)	—		105
Year ended 02/28/06	37.34	0.39	1.72	2.11	(0.49)	(5.31)	(5.80)	33.65	6.03	1,320	0.75				1.15		—		44

Class C
Six months ended 02/28/11	12.60	0.06	2.82	2.88	(0.08)	(1.95)	(2.03)	13.45	24.23	22,221	1.67	(d)	1.68	(d)	0.93	(d)	—		21
Six months ended 08/31/10	13.61	0.04	(0.84)	(0.80)	(0.03)	(0.18)	(0.21)	12.60	(6.00)	19,445	1.64	(e)(f)			0.55	(e)(f)	—		59
Year ended 02/28/10	9.18	0.06	4.47	4.53	(0.10)	—	(0.10)	13.61	49.62	23	1.76	(e)			0.48	(e)	0.00	(g)	42
Year ended 02/28/09	17.38	0.11	(7.52)	(7.41)	(0.11)	(0.68)	(0.79)	9.18	(44.56)	19	1.70	(e)			0.77	(e)	0.00	(g)	67
Year ended 02/29/08	20.71	0.05	(0.87)	(0.82)	(0.09)	(2.42)	(2.51)	17.38	(5.17)	44	1.63	(e)			0.25	(e)	0.00	(g)	34
Year ended 02/28/07	33.42	0.08	2.06	2.14	(0.10)	(14.75)	(14.85)	20.71	7.74	60	1.64	(e)			0.28	(e)	—		105
Year ended 02/28/06	37.11	0.11	1.71	1.82	(0.20)	(5.31)	(5.51)	33.42	5.21	80	1.59				0.31		—		44

Class Y
Six months ended 02/28/11	12.67	0.13	2.83	2.96	(0.15)	(1.95)	(2.10)	13.53	24.83	16,765	0.69	(d)	0.70	(d)	1.91	(d)	—		21
Six months ended 08/31/10	13.67	0.11	(0.84)	(0.73)	(0.09)	(0.18)	(0.27)	12.67	(5.44)	15,102	0.64	(e)(f)			1.55	(e)(f)	—		59
Year ended 02/28/10	9.23	0.18	4.48	4.66	(0.22)	—	(0.22)	13.67	50.97	17	0.76	(e)			1.48	(e)	0.00	(g)	42
Year ended 02/28/09	17.47	0.25	(7.54)	(7.29)	(0.27)	(0.68)	(0.95)	9.23	(43.96)	14	0.70	(e)			1.77	(e)	0.00	(g)	67
Year ended 02/29/08	20.81	0.26	(0.87)	(0.61)	(0.31)	(2.42)	(2.73)	17.47	(4.19)	112	0.63	(e)			1.25	(e)	0.00	(g)	34
Year ended 02/28/07	33.54	0.38	2.06	2.44	(0.42)	(14.75)	(15.17)	20.81	8.84	247	0.64	(e)			1.28	(e)	—		105
Year ended 02/28/06	37.23	0.46	1.71	2.17	(0.55)	(5.31)	(5.86)	33.54	6.22	511	0.60				1.30		—		44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $39,110, $1,181,952, $21,209 and $16,597 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	The ratios reflect the rebate of certain Portfolio expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(f)	Annualized.
(g)	Amount is less than 0.005%.

16        Invesco Dividend Growth Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,247.10	$5.24	$1,020.13	$4.71	0.94%

B	1,000.00	1,246.00	5.23	1,020.13	4.71	0.94

C	1,000.00	1,241.40	9.28	1,016.51	8.35	1.67

Y	1,000.00	1,248.30	3.85	1,021.37	3.46	0.69

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Dividend Growth Securities Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov.
Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-DGS-SAR-1	Invesco Distributors, Inc.

Invesco Equally-Weighted S&P 500 Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: VADAX ▪ B: VADBX ▪ C: VADCX ▪ R: VADRX ▪ Y: VADDX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
23	Financial Highlights
24	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	31.07%

Class B Shares	30.56

Class C Shares	30.57

Class R Shares	30.91

Class Y Shares	31.24

S&P 500 Index▼ (Broad Market Index)	27.73

S&P 500 Equal Weight Index■ (Style-Specific Index)	31.44

Lipper Multi-Cap Core Funds Index▼ (Peer Group Index)	28.76

▼Lipper Inc.; ■Invesco, Bloomberg L.P.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500® Index.
     The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		6.87%

10	Years	5.77

5	Years	3.26

1	Year	20.65

Class B Shares

Inception (12/1/87)		10.92%

10	Years	5.73

5	Years	3.36

1	Year	21.72

Class C Shares

Inception (7/28/97)		6.53%

10	Years	5.58

5	Years	3.66

1	Year	25.71

Class R Shares

Inception (3/31/08)		6.80%

1	Year	27.41

Class Y Shares

Inception (7/28/97)		7.57%

10	Years	6.63

5	Years	4.69

1	Year	28.02

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		6.47%

10	Years	4.92

5	Years	2.84

1	Year	14.53

Class B Shares

Inception (12/1/87)		10.70%

10	Years	4.87

5	Years	2.94

1	Year	15.30

Class C Shares

Inception (7/28/97)		6.13%

10	Years	4.74

5	Years	3.25

1	Year	19.33

Class R Shares

Inception (3/31/08)		4.89%

1	Year	20.97

Class Y Shares

Inception (7/28/97)		7.18%

10	Years	5.77

5	Years	4.27

1	Year	21.51

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equally-Weighted S&P 500 Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R and Class Y shares was 0.62%, 1.37%, 1.37%, 0.87% and 0.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R and Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2	Invesco Equally-Weighted S&P 500 Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.

3	Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.22%
Advertising–0.42%
Interpublic Group of Cos., Inc. (The)	188,702	$2,490,867

Omnicom Group Inc.	44,006	2,239,905

		4,730,772

Aerospace & Defense–2.38%
Boeing Co. (The)	31,425	2,262,914

General Dynamics Corp.	29,078	2,213,417

Goodrich Corp.	23,549	2,030,630

Honeywell International Inc.	38,565	2,233,299

ITT Corp.	39,528	2,289,857

L-3 Communications Holdings, Inc.	29,012	2,300,362

Lockheed Martin Corp.	29,165	2,308,702

Northrop Grumman Corp.	31,871	2,125,158

Precision Castparts Corp.	14,531	2,059,769

Raytheon Co.	45,243	2,316,894

Rockwell Collins, Inc.	35,035	2,257,656

United Technologies Corp.	25,934	2,166,526

		26,565,184

Agricultural Products–0.23%
Archer-Daniels-Midland Co.	68,053	2,530,211

Air Freight & Logistics–0.69%
C.H. Robinson Worldwide, Inc.	25,868	1,872,584

Expeditors International of Washington, Inc.	36,921	1,764,824

FedEx Corp.	21,957	1,976,569

United Parcel Service, Inc.–Class B	27,971	2,064,260

		7,678,237

Airlines–0.17%
Southwest Airlines Co.	158,054	1,869,779

Aluminum–0.21%
Alcoa Inc.	140,360	2,365,066

Apparel Retail–1.18%
Abercrombie & Fitch Co.–Class A	35,783	2,052,871

Gap, Inc. (The)	96,444	2,172,883

Limited Brands, Inc.	65,417	2,094,653

Ross Stores, Inc.	32,458	2,338,274

TJX Cos., Inc. (The)	47,045	2,346,134

Urban Outfitters, Inc.(b)	56,205	2,157,148

		13,161,963

Apparel, Accessories & Luxury Goods–0.57%
Coach, Inc.	35,095	1,927,417

Polo Ralph Lauren Corp.	17,901	2,268,236

VF Corp.	22,907	2,191,513

		6,387,166

Application Software–1.15%
Adobe Systems Inc.(b)	70,984	2,448,948

Autodesk, Inc.(b)	52,227	2,196,146

Citrix Systems, Inc.(b)	29,527	2,071,614

Compuware Corp.(b)	174,522	1,965,118

Intuit Inc.(b)	41,376	2,175,550

Salesforce.com, Inc.(b)	14,971	1,980,214

		12,837,590

Asset Management & Custody Banks–1.94%
Ameriprise Financial, Inc.	37,021	2,344,170

Bank of New York Mellon Corp. (The)	69,535	2,113,169

Federated Investors, Inc.–Class B	76,944	2,120,576

Franklin Resources, Inc.	17,832	2,240,056

Invesco Ltd.	89,712	2,407,870

Janus Capital Group Inc.	163,884	2,200,962

Legg Mason, Inc.	56,236	2,038,555

Northern Trust Corp.	37,663	1,942,281

State Street Corp.	44,945	2,009,940

T. Rowe Price Group Inc.	32,443	2,173,032

		21,590,611

Auto Parts & Equipment–0.19%
Johnson Controls, Inc.	52,875	2,157,300

Automobile Manufacturers–0.16%
Ford Motor Co.(b)	121,645	1,830,757

Automotive Retail–0.75%
AutoNation, Inc.(b)	75,188	2,529,324

AutoZone, Inc.(b)	7,569	1,952,424

CarMax, Inc.(b)	57,551	2,035,579

O’Reilly Automotive, Inc.(b)	32,557	1,809,518

		8,326,845

Biotechnology–1.06%
Amgen Inc.(b)	35,590	1,826,835

Biogen Idec Inc.(b)	29,991	2,051,384

Celgene Corp.(b)	34,479	1,830,835

Cephalon Inc.(b)	31,324	1,763,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–(continued)

Genzyme Corp.(b)	29,282	$2,209,327

Gilead Sciences, Inc.(b)	54,951	2,141,990

		11,824,225

Brewers–0.16%
Molson Coors Brewing Co.–Class B	40,228	1,839,626

Broadcasting–0.60%
CBS Corp.–Class B	108,878	2,597,829

Discovery Communications, Inc.–Class A(b)	48,119	2,074,410

Scripps Networks Interactive Inc.–Class A	39,239	2,038,074

		6,710,313

Building Products–0.19%
Masco Corp.	156,481	2,126,577

Cable & Satellite–0.84%
Cablevision Systems Corp.–Class A	59,720	2,200,682

Comcast Corp.–Class A	95,453	2,458,869

DIRECTV–Class A(b)	52,054	2,392,923

Time Warner Cable Inc.	31,295	2,258,873

		9,311,347

Casinos & Gaming–0.39%
International Game Technology	120,925	1,990,425

Wynn Resorts Ltd.	19,472	2,393,693

		4,384,118

Coal & Consumable Fuels–0.64%
CONSOL Energy Inc.	47,626	2,415,114

Massey Energy Co.	39,961	2,530,730

Peabody Energy Corp.	33,761	2,211,008

		7,156,852

Commercial Printing–0.19%
R. R. Donnelley & Sons Co.	116,579	2,170,701

Communications Equipment–1.80%
Cisco Systems, Inc.(b)	104,802	1,945,125

F5 Networks, Inc.(b)	15,025	1,773,100

Harris Corp.	44,044	2,055,093

JDS Uniphase Corp.(b)	142,117	3,506,026

Juniper Networks, Inc.(b)	56,005	2,464,220

Motorola Mobility Holdings Inc.(b)	68,132	2,057,587

Motorola Solutions, Inc.(b)	56,192	2,171,259

QUALCOMM, Inc.	41,435	2,468,697

Tellabs, Inc.	304,115	1,639,180

		20,080,287

Computer & Electronics Retail–0.49%
Best Buy Co., Inc.	59,633	1,922,568

GameStop Corp.–Class A(b)	94,307	1,881,425

RadioShack Corp.	111,613	1,651,872

		5,455,865

Computer Hardware–0.61%
Apple Inc.(b)	6,374	2,251,361

Dell Inc.(b)	149,827	2,371,761

Hewlett-Packard Co.	48,704	2,124,955

		6,748,077

Computer Storage & Peripherals–0.95%
EMC Corp.(b)	89,009	2,421,935

Lexmark International, Inc.–Class A(b)	58,506	2,195,730

NetApp, Inc.(b)	37,985	1,962,305

SanDisk Corp.(b)	41,818	2,074,173

Western Digital Corp.(b)	61,984	1,895,471

		10,549,614

Construction & Engineering–0.63%
Fluor Corp.	32,051	2,267,929

Jacobs Engineering Group, Inc.(b)	46,958	2,350,717

Quanta Services, Inc.(b)	104,963	2,394,206

		7,012,852

Construction Materials–0.18%
Vulcan Materials Co.	44,369	2,034,319

Construction, Farm Machinery & Heavy Trucks–0.94%
Caterpillar Inc.	22,071	2,271,768

Cummins Inc.	18,929	1,914,101

Deere & Co.	25,059	2,259,069

Joy Global Inc.	22,819	2,222,114

PACCAR Inc.	36,170	1,813,202

		10,480,254

Consumer Electronics–0.19%
Harman International Industries, Inc.	42,754	2,079,555

Consumer Finance–0.85%
American Express Co.	46,436	2,023,216

Capital One Financial Corp.	50,472	2,511,991

Discover Financial Services	113,409	2,466,646

SLM Corp.(b)	169,457	2,511,353

		9,513,206

Data Processing & Outsourced Services–1.82%
Automatic Data Processing, Inc.	43,611	2,180,550

Computer Sciences Corp.	42,224	2,032,241

Fidelity National Information Services, Inc.	74,476	2,412,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Data Processing & Outsourced Services–(continued)

Fiserv, Inc.(b)	33,812	$2,139,285

MasterCard, Inc.–Class A	9,236	2,221,812

Paychex, Inc.	65,923	2,216,991

Total System Services, Inc.	133,746	2,373,992

Visa Inc.–Class A	30,547	2,231,458

Western Union Co.	111,796	2,458,394

		20,267,001

Department Stores–0.96%
JC Penney Co., Inc.	60,642	2,120,044

Kohl’s Corp.	37,985	2,047,012

Macy’s, Inc.	78,935	1,886,547

Nordstrom, Inc.	48,301	2,186,103

Sears Holdings Corp.(b)	30,150	2,511,796

		10,751,502

Distillers & Vintners–0.35%
Brown-Forman Corp.–Class B	29,190	2,018,489

Constellation Brands, Inc.–Class A(b)	92,264	1,874,804

		3,893,293

Distributors–0.19%
Genuine Parts Co.	39,976	2,106,335

Diversified Banks–0.56%
Comerica Inc.	49,435	1,923,021

U.S. Bancorp	78,001	2,162,968

Wells Fargo & Co.	68,212	2,200,519

		6,286,508

Diversified Chemicals–0.99%
Dow Chemical Co. (The)	60,195	2,236,846

E. I. du Pont de Nemours and Co.	40,986	2,248,902

Eastman Chemical Co.	25,465	2,378,686

FMC Corp.	25,625	1,984,400

PPG Industries, Inc.	24,919	2,202,341

		11,051,175

Diversified Metals & Mining–0.36%
Freeport-McMoRan Copper & Gold Inc.	35,944	1,903,235

Titanium Metals Corp.(b)	113,033	2,146,496

		4,049,731

Diversified REIT’s–0.21%
Vornado Realty Trust	25,577	2,387,101

Diversified Support Services–0.36%
Cintas Corp.	70,011	1,968,709

Iron Mountain Inc.	80,712	2,098,512

		4,067,221

Drug Retail–0.39%
CVS Caremark Corp.	59,408	1,964,028

Walgreen Co.	54,381	2,356,873

		4,320,901

Education Services–0.43%
Apollo Group, Inc.–Class A(b)	53,109	2,403,713

DeVry, Inc.	44,388	2,408,049

		4,811,762

Electric Utilities–2.43%
American Electric Power Co., Inc.	56,783	2,031,696

Duke Energy Corp.	115,199	2,072,430

Edison International	52,834	1,961,198

Entergy Corp.	28,983	2,063,590

Exelon Corp.	49,748	2,077,476

FirstEnergy Corp.	56,329	2,157,405

NextEra Energy, Inc.	39,551	2,193,894

Northeast Utilities	64,104	2,182,100

Pepco Holdings, Inc.	111,613	2,090,512

Pinnacle West Capital Corp.	49,232	2,079,067

PPL Corp.	78,510	1,996,509

Progress Energy, Inc.	46,808	2,139,594

Southern Co.	53,922	2,054,967

		27,100,438

Electrical Components & Equipment–0.61%
Emerson Electric Co.	35,035	2,090,188

Rockwell Automation, Inc.	28,359	2,487,935

Roper Industries, Inc.	26,166	2,201,346

		6,779,469

Electronic Components–0.42%
Amphenol Corp.–Class A	38,449	2,210,048

Corning Inc.	107,616	2,481,625

		4,691,673

Electronic Equipment & Instruments–0.21%
FLIR Systems, Inc.	71,832	2,320,174

Electronic Manufacturing Services–0.45%
Jabil Circuit, Inc.	116,980	2,506,882

Molex Inc.	90,427	2,525,626

		5,032,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Environmental & Facilities Services–0.57%
Republic Services, Inc.	67,202	$1,989,851

Stericycle, Inc.(b)	25,950	2,242,599

Waste Management, Inc.	56,329	2,087,553

		6,320,003

Fertilizers & Agricultural Chemicals–0.41%
CF Industries Holdings, Inc.	16,351	2,310,070

Monsanto Co.	31,634	2,274,168

		4,584,238

Food Distributors–0.17%
Sysco Corp.	69,748	1,938,297

Food Retail–0.77%
Kroger Co. (The)	94,177	2,156,653

Safeway Inc.	94,789	2,068,296

SUPERVALU Inc.	233,293	2,013,319

Whole Foods Market, Inc.	40,204	2,354,346

		8,592,614

Footwear–0.18%
NIKE, Inc.–Class B	22,694	2,020,447

Gas Utilities–0.41%
Nicor Inc.	41,143	2,169,882

ONEOK, Inc.	37,732	2,436,355

		4,606,237

General Merchandise Stores–0.60%
Big Lots, Inc.(b)	69,158	2,837,553

Family Dollar Stores, Inc.	41,218	2,064,197

Target Corp.	34,921	1,835,099

		6,736,849

Gold–0.17%
Newmont Mining Corp.	34,404	1,901,509

Health Care Distributors–0.82%
AmerisourceBergen Corp.	61,592	2,334,953

Cardinal Health, Inc.	52,793	2,198,300

McKesson Corp.	29,699	2,354,537

Patterson Cos. Inc.	66,158	2,208,354

		9,096,144

Health Care Equipment–2.35%
Baxter International Inc.	39,859	2,118,506

Becton, Dickinson and Co.	23,983	1,918,640

Boston Scientific Corp.(b)	267,144	1,912,751

C.R. Bard, Inc.	21,349	2,087,078

CareFusion Corp.(b)	82,205	2,245,841

Covidien PLC (Ireland)	41,683	2,144,590

Intuitive Surgical, Inc.(b)	7,689	2,521,607

Medtronic, Inc.	54,642	2,181,309

St. Jude Medical, Inc.	48,018	2,299,102

Stryker Corp.	37,476	2,370,732

Varian Medical Systems, Inc.(b)	29,040	2,011,891

Zimmer Holdings, Inc.(b)	37,497	2,337,563

		26,149,610

Health Care Facilities–0.20%
Tenet Healthcare Corp.(b)	303,212	2,177,062

Health Care Services–0.95%
DaVita, Inc.(b)	29,190	2,316,810

Express Scripts, Inc.(b)	37,217	2,092,340

Laboratory Corp. of America Holdings(b)	22,982	2,071,368

Medco Health Solutions, Inc.(b)	32,881	2,026,785

Quest Diagnostics Inc.	37,691	2,138,964

		10,646,267

Health Care Supplies–0.20%
DENTSPLY International Inc.	59,339	2,217,498

Health Care Technology–0.19%
Cerner Corp.(b)	21,072	2,116,682

Home Entertainment Software–0.22%
Electronic Arts Inc.(b)	128,451	2,414,879

Home Furnishings–0.18%
Leggett & Platt, Inc.	87,974	2,028,680

Home Improvement Retail–0.39%
Home Depot, Inc. (The)	58,223	2,181,616

Lowe’s Cos., Inc.	81,193	2,124,821

		4,306,437

Homebuilding–0.58%
D.R. Horton, Inc.	179,425	2,124,392

Lennar Corp.–Class A	117,993	2,378,739

Pulte Group Inc.(b)	289,468	1,997,329

		6,500,460

Homefurnishing Retail–0.19%
Bed Bath & Beyond Inc.(b)	42,825	2,062,024

Hotels, Resorts & Cruise Lines–0.73%
Carnival Corp.	48,074	2,051,318

Marriott International Inc.–Class A	49,067	1,923,917

Starwood Hotels & Resorts Worldwide, Inc.	34,202	2,089,742

Wyndham Worldwide Corp.	66,829	2,090,411

		8,155,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Household Appliances–0.39%
Stanley Black & Decker Inc.	32,248	$2,445,366

Whirlpool Corp.	22,686	1,871,595

		4,316,961

Household Products–0.75%
Clorox Co. (The)	32,676	2,214,126

Colgate-Palmolive Co.	25,229	1,980,981

Kimberly-Clark Corp.	32,572	2,146,495

Procter & Gamble Co. (The)	31,532	1,988,092

		8,329,694

Housewares & Specialties–0.38%
Fortune Brands, Inc.	33,245	2,056,536

Newell Rubbermaid Inc.	113,535	2,195,767

		4,252,303

Human Resource & Employment Services–0.32%
Monster Worldwide, Inc.(b)	82,872	1,421,255

Robert Half International, Inc.	67,180	2,143,042

		3,564,297

Hypermarkets & Super Centers–0.37%
Costco Wholesale Corp.	28,446	2,127,476

Wal-Mart Stores, Inc.	37,559	1,952,317

		4,079,793

Independent Power Producers & Energy Traders–0.59%
AES Corp. (The)(b)	178,641	2,209,789

Constellation Energy Group Inc.	71,083	2,208,549

NRG Energy, Inc.(b)	109,461	2,188,125

		6,606,463

Industrial Conglomerates–0.82%
3M Co.	23,661	2,182,254

General Electric Co.	115,460	2,415,423

Textron Inc.	87,748	2,377,093

Tyco International Ltd. (Switzerland)	48,949	2,219,348

		9,194,118

Industrial Gases–0.57%
Air Products & Chemicals, Inc.	22,877	2,104,684

Airgas, Inc.	32,417	2,028,656

Praxair, Inc.	21,852	2,171,652

		6,304,992

Industrial Machinery–1.75%
Danaher Corp.	43,667	2,209,550

Dover Corp.	35,627	2,289,035

Eaton Corp.	20,427	2,262,903

Flowserve Corp.	17,599	2,199,347

Illinois Tool Works Inc.	39,322	2,127,320

Ingersoll-Rand PLC (Ireland)	43,482	1,969,735

Pall Corp.	40,872	2,221,802

Parker Hannifin Corp.	24,093	2,148,614

Snap-on Inc.	35,721	2,051,457

		19,479,763

Industrial REIT’s–0.21%
ProLogis	146,288	2,378,643

Insurance Brokers–0.42%
Aon Corp.	45,313	2,385,276

Marsh & McLennan Cos., Inc.	75,438	2,296,333

		4,681,609

Integrated Oil & Gas–1.50%
Chevron Corp.	23,094	2,396,002

ConocoPhillips	31,411	2,445,975

Exxon Mobil Corp.	28,316	2,421,867

Hess Corp.	27,089	2,357,556

Marathon Oil Corp.	58,041	2,878,834

Murphy Oil Corp.	28,340	2,083,840

Occidental Petroleum Corp.	21,466	2,188,888

		16,772,962

Integrated Telecommunication Services–1.04%
AT&T Inc.	69,963	1,985,550

CenturyLink Inc.	45,283	1,864,754

Frontier Communications Corp.	220,935	1,875,738

Qwest Communications International Inc.	275,796	1,880,929

Verizon Communications Inc.	58,996	2,178,132

Windstream Corp.	146,079	1,831,831

		11,616,934

Internet Retail–0.73%
Amazon.com, Inc.(b)	11,508	1,994,221

Expedia, Inc.	76,169	1,512,716

Netflix Inc.(b)	11,352	2,346,118

Priceline.com Inc.(b)	5,100	2,314,788

		8,167,843

Internet Software & Services–0.90%
Akamai Technologies, Inc.(b)	40,173	1,507,693

eBay Inc.(b)	68,624	2,299,247

Google Inc.–Class A(b)	3,459	2,121,750

VeriSign, Inc.	59,616	2,103,849

Yahoo! Inc.(b)	125,224	2,053,674

		10,086,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Investment Banking & Brokerage–0.79%
Charles Schwab Corp. (The)	121,572	$2,306,221

E*TRADE Financial Corp.(b)	132,532	2,117,861

Goldman Sachs Group, Inc. (The)	12,457	2,040,207

Morgan Stanley	77,882	2,311,538

		8,775,827

IT Consulting & Other Services–0.79%
Cognizant Technology Solutions Corp.–Class A(b)	28,226	2,169,733

International Business Machines Corp.	14,093	2,281,375

SAIC, Inc.(b)	130,169	2,126,961

Teradata Corp.(b)	46,980	2,246,584

		8,824,653

Leisure Products–0.35%
Hasbro, Inc.	41,335	1,855,941

Mattel, Inc.	79,642	1,995,829

		3,851,770

Life & Health Insurance–1.40%
Aflac, Inc.	36,782	2,164,989

Lincoln National Corp.	71,883	2,280,129

MetLife, Inc.	46,520	2,203,187

Principal Financial Group, Inc.	64,003	2,192,743

Prudential Financial, Inc.	35,180	2,315,899

Torchmark Corp.	33,834	2,207,668

Unum Group	85,759	2,275,186

		15,639,801

Life Sciences Tools & Services–0.93%
Agilent Technologies, Inc.(b)	50,410	2,121,253

Life Technologies Corp.(b)	36,841	1,966,204

PerkinElmer, Inc.	78,480	2,079,720

Thermo Fisher Scientific, Inc.(b)	36,636	2,045,022

Waters Corp.(b)	25,490	2,116,944

		10,329,143

Managed Health Care–1.30%
Aetna Inc.	67,291	2,513,992

CIGNA Corp.	55,685	2,342,668

Coventry Health Care, Inc.(b)	76,713	2,316,733

Humana Inc.(b)	36,914	2,399,779

UnitedHealth Group Inc.	58,306	2,482,669

WellPoint Inc.	36,538	2,428,681

		14,484,522

Metal & Glass Containers–0.38%
Ball Corp.	59,666	2,153,942

Owens-Illinois, Inc.(b)	68,189	2,079,083

		4,233,025

	Shares
Motorcycle Manufacturers–0.22%
Harley-Davidson, Inc.	59,236	2,418,014

Movies & Entertainment–0.87%
News Corp.–Class A	141,233	2,453,217

Time Warner Inc.	64,856	2,477,499

Viacom Inc.–Class B	52,930	2,363,854

Walt Disney Co. (The)	55,159	2,412,655

		9,707,225

Multi-Line Insurance–0.96%
American International Group, Inc.(b)	46,566	1,725,736

Assurant, Inc.	54,936	2,232,050

Genworth Financial Inc.–Class A(b)	159,162	2,105,713

Hartford Financial Services Group, Inc. (The)	78,090	2,311,464

Loews Corp.	52,875	2,286,844

		10,661,807

Multi-Sector Holdings–0.21%
Leucadia National Corp.	71,555	2,370,617

Multi-Utilities–2.80%
Ameren Corp.	71,959	2,011,974

CenterPoint Energy, Inc.	128,774	2,042,356

CMS Energy Corp.	107,053	2,061,841

Consolidated Edison, Inc.	41,418	2,070,072

Dominion Resources, Inc.	48,006	2,190,514

DTE Energy Co.	45,044	2,120,671

Integrys Energy Group, Inc.	41,503	2,032,402

NiSource Inc.	119,441	2,288,489

PG&E Corp.	42,487	1,956,951

Public Service Enterprise Group Inc.	64,590	2,112,093

SCANA Corp.	50,138	2,029,586

Sempra Energy	38,948	2,073,202

TECO Energy, Inc.	116,846	2,116,081

Wisconsin Energy Corp.	34,561	2,046,011

Xcel Energy, Inc.	86,121	2,061,737

		31,213,980

Office Electronics–0.17%
Xerox Corp.	173,928	1,869,726

Office REIT’s–0.21%
Boston Properties, Inc.	24,586	2,358,289

Office Services & Supplies–0.36%
Avery Dennison Corp.	48,313	1,928,655

Pitney Bowes Inc.	83,278	2,096,940

		4,025,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Oil & Gas Drilling–1.16%
Diamond Offshore Drilling, Inc.	31,931	$2,497,962

Helmerich & Payne, Inc.	41,929	2,724,966

Nabors Industries Ltd. (Bermuda)(b)	93,573	2,664,023

Noble Corp. (Switzerland)(b)	56,439	2,523,388

Rowan Cos., Inc.(b)	59,425	2,535,665

		12,946,004

Oil & Gas Equipment & Services–1.31%
Baker Hughes Inc.	36,330	2,581,246

Cameron International Corp.(b)	41,251	2,439,172

FMC Technologies, Inc.(b)	23,641	2,223,436

Halliburton Co.	51,232	2,404,830

National Oilwell Varco Inc.	32,142	2,557,539

Schlumberger Ltd.	25,124	2,347,084

		14,553,307

Oil & Gas Exploration & Production–3.07%
Anadarko Petroleum Corp.	30,963	2,533,702

Apache Corp.	17,549	2,186,956

Cabot Oil & Gas Corp.	55,791	2,547,417

Chesapeake Energy Corp.	87,710	3,123,353

Denbury Resources Inc.(b)	109,052	2,642,330

Devon Energy Corp.	27,960	2,556,662

EOG Resources, Inc.	22,293	2,503,727

EQT Corp.	46,393	2,287,175

Newfield Exploration Co.(b)	28,779	2,094,824

Noble Energy, Inc.	24,033	2,226,898

Pioneer Natural Resources Co.	24,025	2,458,719

QEP Resources Inc.	55,669	2,201,709

Range Resources Corp.	47,849	2,598,201

Southwestern Energy Co.(b)	57,132	2,255,571

		34,217,244

Oil & Gas Refining & Marketing–0.69%
Sunoco, Inc.	52,957	2,216,780

Tesoro Corp.(b)	117,181	2,786,564

Valero Energy Corp.	96,947	2,731,967

		7,735,311

Oil & Gas Storage & Transportation–0.69%
El Paso Corp.	154,821	2,879,670

Spectra Energy Corp.	83,756	2,240,473

Williams Cos., Inc. (The)	85,508	2,596,023

		7,716,166

Other Diversified Financial Services–0.61%
Bank of America Corp.	162,581	2,323,282

Citigroup Inc.(b)	434,820	2,034,958

JPMorgan Chase & Co.	51,516	2,405,282

		6,763,522

Packaged Foods & Meats–2.67%
Campbell Soup Co.	57,746	1,943,730

ConAgra Foods, Inc.	90,869	2,104,526

Dean Foods Co.(b)	253,555	2,677,541

General Mills, Inc.	56,174	2,086,302

H.J. Heinz Co.	40,268	2,022,259

Hershey Co. (The)	42,311	2,213,712

Hormel Foods Corp.	79,286	2,172,437

J M Smucker Co. (The)	31,029	2,136,036

Kellogg Co.	39,890	2,136,508

Kraft Foods Inc.–Class A	64,003	2,037,856

McCormick & Co., Inc.	42,834	2,041,040

Mead Johnson Nutrition Co.	32,687	1,956,317

Sara Lee Corp.	118,403	2,027,059

Tyson Foods, Inc.–Class A	118,954	2,216,113

		29,771,436

Paper Packaging–0.38%
Bemis Co., Inc.	61,741	2,028,192

Sealed Air Corp.	81,582	2,245,136

		4,273,328

Paper Products–0.41%
International Paper Co.	78,783	2,188,592

MeadWestvaco Corp.	81,160	2,382,046

		4,570,638

Personal Products–0.40%
Avon Products, Inc.	70,861	1,970,644

Estee Lauder Cos. Inc. (The)–Class A	25,770	2,432,946

		4,403,590

Pharmaceuticals–2.03%
Abbott Laboratories	42,224	2,030,974

Allergan, Inc.	28,844	2,139,360

Bristol-Myers Squibb Co.	77,147	1,991,164

Eli Lilly and Co.	58,373	2,017,371

Forest Laboratories, Inc.(b)	62,477	2,024,255

Hospira, Inc.(b)	35,578	1,880,297

Johnson & Johnson	32,676	2,007,614

Merck & Co., Inc.	56,020	1,824,571

Mylan Inc.(b)	95,497	2,184,016

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Pharmaceuticals–(continued)

Pfizer Inc.	120,002	$2,308,839

Watson Pharmaceuticals, Inc.(b)	39,597	2,217,036

		22,625,497

Property & Casualty Insurance–1.55%
ACE Ltd. (Switzerland)	33,474	2,117,230

Allstate Corp. (The)	65,271	2,074,312

Berkshire Hathaway Inc.–Class B(b)	25,561	2,230,964

Chubb Corp. (The)	34,520	2,094,674

Cincinnati Financial Corp.	64,245	2,187,542

Progressive Corp. (The)	104,161	2,169,674

Travelers Cos., Inc. (The)	37,035	2,219,508

XL Group PLC (Ireland)	94,177	2,199,033

		17,292,937

Publishing–0.58%
Gannett Co., Inc.	132,019	2,179,634

McGraw-Hill Cos., Inc. (The)	56,298	2,177,606

Washington Post Co. (The)–Class B	4,831	2,092,258

		6,449,498

Railroads–0.60%
CSX Corp.	32,101	2,396,661

Norfolk Southern Corp.	32,609	2,138,498

Union Pacific Corp.	22,412	2,138,329

		6,673,488

Real Estate Services–0.22%
CB Richard Ellis Group, Inc.–Class A(b)	99,690	2,496,238

Regional Banks–2.19%
BB&T Corp.	78,120	2,156,112

Fifth Third Bancorp	145,248	2,120,621

First Horizon National Corp.	187,835	2,160,102

Huntington Bancshares Inc.	328,033	2,243,746

KeyCorp	242,713	2,218,397

M&T Bank Corp.	24,696	2,174,483

Marshall & Ilsley Corp.	298,343	2,318,125

PNC Financial Services Group, Inc.	34,933	2,155,366

Regions Financial Corp.	327,508	2,502,161

SunTrust Banks, Inc.	75,578	2,280,188

Zions Bancorp.	91,767	2,143,677

		24,472,978

Research & Consulting Services–0.36%
Dun & Bradstreet Corp. (The)	25,056	2,024,525

Equifax Inc.	57,005	2,037,929

		4,062,454

Residential REIT’s–0.60%
Apartment Investment & Management Co.–Class A	83,346	2,137,825

AvalonBay Communities, Inc.	18,757	2,270,160

Equity Residential	41,011	2,260,116

		6,668,101

Restaurants–0.72%
Darden Restaurants, Inc.	40,962	1,930,539

McDonald’s Corp.	26,606	2,013,542

Starbucks Corp.	62,382	2,057,359

Yum! Brands, Inc.	40,831	2,055,024

		8,056,464

Retail REIT’s–0.42%
Kimco Realty Corp.	120,854	2,342,150

Simon Property Group, Inc.	21,414	2,356,397

		4,698,547

Semiconductor Equipment–1.14%
Applied Materials, Inc.	150,157	2,467,079

KLA-Tencor Corp.	51,309	2,504,905

MEMC Electronic Materials, Inc.(b)	184,445	2,502,919

Novellus Systems, Inc.(b)	62,230	2,486,711

Teradyne, Inc.(b)	147,343	2,745,000

		12,706,614

Semiconductors–2.90%
Advanced Micro Devices, Inc.(b)	252,303	2,323,711

Altera Corp.	55,822	2,336,709

Analog Devices, Inc.	54,511	2,173,899

Broadcom Corp.–Class A	46,637	1,922,377

First Solar, Inc.(b)	15,336	2,260,373

Intel Corp.	95,230	2,044,588

Linear Technology Corp.	58,523	2,022,555

LSI Corp.(b)	340,609	2,142,430

Microchip Technology Inc.	59,930	2,212,016

Micron Technology, Inc.(b)	248,921	2,770,491

National Semiconductor Corp.	148,090	2,295,395

NVIDIA Corp.(b)	142,216	3,222,614

Texas Instruments Inc.	62,823	2,237,127

Xilinx, Inc.	72,443	2,408,730

		32,373,015

Soft Drinks–0.72%
Coca-Cola Co. (The)	31,105	1,988,232

Coca-Cola Enterprises Inc.	80,935	2,128,591

Dr Pepper Snapple Group, Inc.	53,822	1,940,821

PepsiCo, Inc.	30,977	1,964,561

		8,022,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Specialized Consumer Services–0.21%
H&R Block, Inc.	157,324	$2,389,752

Specialized Finance–1.05%
CME Group Inc.	6,401	1,992,503

IntercontinentalExchange Inc.(b)	17,140	2,197,348

Moody’s Corp.	77,557	2,474,069

NASDAQ OMX Group, Inc. (The)(b)	86,964	2,488,040

NYSE Euronext	68,463	2,533,131

		11,685,091

Specialized REIT’s–1.48%
HCP, Inc.	58,826	2,235,388

Health Care REIT, Inc.	45,303	2,365,723

Host Hotels & Resorts Inc.	118,472	2,179,885

Plum Creek Timber Co., Inc.	57,421	2,409,385

Public Storage	20,810	2,335,922

Ventas, Inc.	41,168	2,281,531

Weyerhaeuser Co.	112,535	2,746,979

		16,554,813

Specialty Chemicals–0.73%
Ecolab Inc.	40,815	1,985,242

International Flavors & Fragrances Inc.	37,089	2,112,218

Sherwin-Williams Co. (The)	24,915	2,046,020

Sigma-Aldrich Corp.	30,615	1,955,992

		8,099,472

Specialty Stores–0.35%
Staples, Inc.	90,708	1,932,080

Tiffany & Co.	31,362	1,930,331

		3,862,411

Steel–1.00%
AK Steel Holding Corp.	125,531	2,005,986

Allegheny Technologies, Inc.	35,466	2,379,059

Cliffs Natural Resources Inc.	26,854	2,606,718

Nucor Corp.	45,842	2,198,582

United States Steel Corp.	34,696	1,994,673

		11,185,018

Systems Software–1.27%
BMC Software, Inc.(b)	42,346	2,096,127

CA, Inc.	82,106	2,034,587

Microsoft Corp.	73,538	1,954,640

Novell, Inc.(b)	340,609	2,002,781

Oracle Corp.	65,104	2,141,922

Red Hat, Inc.(b)	42,727	1,763,770

Symantec Corp.(b)	120,640	2,175,139

		14,168,966

Thrifts & Mortgage Finance–0.35%
Hudson City Bancorp, Inc.	163,360	1,878,640

People’s United Financial Inc.	150,157	1,979,069

		3,857,709

Tires & Rubber–0.22%
Goodyear Tire & Rubber Co.(b)	175,571	2,489,597

Tobacco–0.74%
Altria Group, Inc.	81,778	2,074,708

Lorillard, Inc.	24,804	1,904,203

Philip Morris International Inc.	34,237	2,149,399

Reynolds American Inc.	62,958	2,160,718

		8,289,028

Trading Companies & Distributors–0.37%
Fastenal Co.	34,323	2,132,488

W.W. Grainger, Inc.	15,005	1,998,816

		4,131,304

Trucking–0.17%
Ryder System, Inc.	40,371	1,930,945

Wireless Telecommunication Services–0.61%
American Tower Corp.–Class A(b)	41,193	2,222,774

MetroPCS Communications, Inc.(b)	169,176	2,436,135

Sprint Nextel Corp.(b)	491,262	2,146,815

		6,805,724

Total Common Stocks & Other Equity Interests (Cost $512,246,429)		1,095,592,380

Money Market Funds–1.36%
Liquid Assets Portfolio–Institutional Class(c)	7,590,202	7,590,202

Premier Portfolio–Institutional Class(c)	7,590,202	7,590,202

Total Money Market Funds (Cost $15,180,404)		15,180,404

TOTAL INVESTMENTS–99.58% (Cost $527,426,833)		1,110,772,784

OTHER ASSETS LESS LIABILITIES–0.42%		4,720,224

NET ASSETS–100.00%		$1,115,493,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Equally-Weighted S&P 500 Fund

Investment Abbreviation:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of February 28, 2011

Financials	16.0%

Consumer Discretionary	15.2

Information Technology	14.9

Industrials	11.6

Health Care	9.8

Energy	9.1

Consumer Staples	7.7

Utilities	6.2

Materials	6.0

Telecommunication Services	1.7

Money Market Funds	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $512,246,429)	$1,095,592,380

Investments in affiliated money market funds, at value and cost	15,180,404

Total investments, at value (Cost $527,426,833)	1,110,772,784

Cash	23,948

Receivable for:
Investments sold	4,296,032

Variation margin	95,083

Fund shares sold	5,784,885

Dividends	1,658,702

Investment for trustee deferred compensation and retirement plans	2,322

Other assets	45,882

Total assets	1,122,679,638

Liabilities:
Payable for:
Investments purchased	4,323,430

Fund shares reacquired	1,772,224

Accrued fees to affiliates	828,849

Accrued other operating expenses	189,051

Trustee deferred compensation and retirement plans	73,076

Total liabilities	7,186,630

Net assets applicable to shares outstanding	$1,115,493,008

Net assets consist of:
Shares of beneficial interest	$620,052,289

Undistributed net investment income	6,661,814

Undistributed net realized gain (loss)	(95,015,920)

Unrealized appreciation	583,794,825

$1,115,493,008

Net Assets:
Class A	$721,128,815

Class B	$115,213,990

Class C	$77,303,252

Class R	$470,166

Class Y	$201,376,785

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	22,068,926

Class B	3,534,417

Class C	2,445,433

Class R	14,429

Class Y	6,120,257

Class A:
Net asset value per share	$32.68

Maximum offering price per share
(Net asset value of $32.68 divided by 94.50%)	$34.58

Class B:
Net asset value and offering price per share	$32.60

Class C:
Net asset value and offering price per share	$31.61

Class R:
Net asset value and offering price per share	$32.58

Class Y:
Net asset value and offering price per share	$32.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends	$9,630,801

Dividends from affiliated money market funds	7,738

Total investment income	9,638,539

Expenses:
Advisory fees	606,174

Administrative services fees	136,019

Custodian fees	23,348

Distribution fees:
Class A	810,251

Class B	584,456

Class C	330,445

Class R	550

Transfer agent fees	366,095

Trustees’ and officers’ fees and benefits	15,967

Other	118,796

Total expenses	2,992,101

Less: Fees waived	(7,645)

Net expenses	2,984,456

Net investment income	6,654,083

Realized and unrealized gain from:
Net realized gain from:
Investment securities	36,578,531

Futures contracts	2,252,158

38,830,689

Change in net unrealized appreciation of:
Investment securities	221,276,880

Futures contracts	749,584

222,026,464

Net realized and unrealized gain	260,857,153

Net increase in net assets resulting from operations	$267,511,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011, the two months ended August 31, 2010 and the year
(Unaudited)

	Six months ended	Two months ended	Year ended
	February 28,	August 31,	June 30,
	2011	2010	2010

Operations:
Net investment income	$6,654,083	$2,656,524	$10,126,037

Net realized gain	38,830,689	2,252,815	71,238,173

Change in net unrealized appreciation	222,026,464	13,919,070	120,955,977

Net increase in net assets resulting from operations	267,511,236	18,828,409	202,320,187

Distributions to shareholders from net investment income:
Class A	(8,801,770)	—	(5,859,977)

Class B	(420,658)	—	(1,053,529)

Class C	(250,401)	—	(469,837)

Class R	(1,842)	—	(1,726)

Class Y	(2,834,438)	—	(1,887,353)

Total distributions from net investment income	(12,309,109)	—	(9,272,422)

Share transactions–net:
Class A	1,437,070	—	—

Class B	(25,896,797)	—	—

Class C	4,420,057	—	—

Class R	210,216	—	—

Class Y	1,290,541	—	—

Net increase (decrease) in net assets resulting from share transactions	(18,538,913)	(19,801,062)	(155,254,964)

Net increase in net assets	236,663,214	(972,653)	37,792,801

Net assets:
Beginning of period	878,829,794	879,802,447	842,009,646

End of period (includes undistributed net investment income of $6,661,814 and $12,316,840 and $9,670,755, respectively)	$1,115,493,008	$878,829,794	$879,802,447

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Equally-Weighted S&P 500 Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A and Class W shares received Class A shares of the Fund; holders of the Acquired Fund’s Class B, Class C and Class R shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund. Information for the Acquired Fund’s — Class W and Class I shares prior to the Reorganization is included with Class A and Class Y shares, respectively, throughout this report.
  The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class R and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”).

16        Invesco Equally-Weighted S&P 500 Fund

Class C shares are sold with a CDSC. Class R and Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

17        Invesco Equally-Weighted S&P 500 Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $2 billion	0.12%

Over $2 billion	0.10%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such

18        Invesco Equally-Weighted S&P 500 Fund

Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 0.75%, 1.50%, 1.50%, 1.00% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $7,645.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, the expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $16,459 in front-end sales commissions from the sale of Class A shares and $229, $37,122 and $2,227 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

19        Invesco Equally-Weighted S&P 500 Fund

  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,110,772,784	$—	$—	$1,110,772,784

Futures*	448,875	—	—	448,875

Total Investments	$1,111,221,659	$—	$—	$1,111,221,659

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Equity risk Futures contracts(a)	$453,224	$(4,349)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended February 28, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Futures*

Realized Gain
Equity risk	$2,252,158

Change in Unrealized Appreciation
Equity risk	$749,584

Total	$3,001,742

*	The average notional value of futures outstanding during the period was $13,704,203.

Open Futures Contracts
	Number of	Month/	Notional	Unrealized
Contract	Contracts	Commitment	Value	Appreciation

S&P 500 E-Mini	254	March-2011/Long	$16,841,470	$448,875

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $1,603 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian

20        Invesco Equally-Weighted S&P 500 Fund

bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $2,248,161 of capital loss carryforward in the fiscal year ending August 31, 2011.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2016	$22,990,899

August 31, 2017	69,691,799

Total capital loss carryforward	$92,682,698

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $106,573,682 and $132,065,553, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$547,021,327

Aggregate unrealized (depreciation) of investment securities	(4,981,973)

Net unrealized appreciation of investment securities	$542,039,354

Cost of investments for tax purposes is $568,733,430.

21        Invesco Equally-Weighted S&P 500 Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Two months ended		Year ended
	February 28, 2011		August 31, 2010		June 30, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	1,430,688	$43,779,832	169,578	$4,450,136	2,724,971	$69,929,082

Class B	87,381	2,556,477	12,287	319,874	175,476	4,444,539

Class C	334,556	9,748,364	17,659	446,294	186,847	4,577,184

Class R	9,563	303,644	384	9,924	5,381	137,925

Class Y	606,454	19,075,878	249,691	6,529,012	549,168	13,969,777

Issued as reinvestment of dividends:
Class A	257,336	7,789,564	—	—	224,579	5,695,319

Class B	12,636	382,126	—	—	40,171	1,015,527

Class C	7,811	229,099	—	—	18,629	456,604

Class R	52	1,575	—	—	31	792

Class Y	83,013	2,528,575	—	—	73,263	1,869,683

Automatic conversion of Class B shares to Class A shares:
Class A	536,326	16,091,170	226,963	5,965,412	129,389	3,510,993

Class B	(539,421)	(16,091,171)	(228,827)	(5,965,412)	(130,102)	(3,510,993)

Reacquired:
Class A	(2,204,153)	(66,223,496)	(686,526)	(17,839,000)	(4,918,358)	(123,914,889)

Class B	(432,767)	(12,744,229)	(203,247)	(5,282,607)	(2,996,031)	(75,680,661)

Class C	(194,343)	(5,557,406)	(90,618)	(2,278,711)	(479,138)	(11,635,394)

Class R	(3,321)	(95,003)	(685)	(17,703)	(630)	(17,386)

Class Y	(676,889)	(20,313,912)	(233,702)	(6,138,281)	(1,835,049)	(46,103,066)

Net increase (decrease) in share activity	(685,078)	$(18,538,913)	(767,043)	$(19,801,062)	(6,231,403)	$(155,254,964)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22        Invesco Equally-Weighted S&P 500 Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)			Distributions					to average		to average net		Ratio of net
	Net asset		on securities		Dividends	from net					net assets		assets without		investment
	value,	Net	(both	Total from	from net	realized		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	gains	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Rebate from		Portfolio
	of period	income(a)	unrealized)	operations	income	(loss)	Distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		affiliates		turnover(c)

Class A
Six months ended 02/28/11	$25.26	$0.21	$7.62	$7.83	$(0.41)	$—	$(0.41)	$32.68	31.11%	$721,129	0.50	%(d)	0.50	%(d)	1.41	%(d)	—		11%
Two months ended 08/31/10	24.74	0.08	0.44	0.52	—	—	—	25.26	2.10	556,910	—	(e)	0.65	(e)	1.81	(e)	—		0	(f)
Year ended 06/30/10	20.14	0.30	4.56	4.86	(0.26)	—	(0.26)	24.74	24.08	552,673	—		0.64		1.17		—		24
Year ended 06/30/09	33.39	0.37	(9.39)	(9.02)	(0.46)	(3.77)	(4.23)	20.14	(24.61)	486,937	—		0.75		1.62		0.00	(g)	39
Year ended 06/30/08	45.39	0.48	(7.81)	(7.33)	(0.48)	(4.19)	(4.67)	33.39	(17.31)	799,622	—		0.62		1.22		0.00	(g)	25
Year ended 06/30/07	40.04	0.45	7.54	7.99	(0.40)	(2.24)	(2.64)	45.39	20.44	1,070,820	—		0.62		1.05		0.00	(g)	14
Year ended 06/30/06	37.58	0.39	3.79	4.18	(0.36)	(1.36)	(1.72)	40.04	11.22	850,678	—		0.63		0.98		—		16

Class B
Six months ended 02/28/11	25.05	0.10	7.56	7.66	(0.11)	—	(0.11)	32.60	30.60	115,214	1.25	(d)	1.25	(d)	0.66	(d)	—		11
Two months ended 08/31/10	24.56	0.05	0.44	0.49	—	—	—	25.05	2.00	110,367	—	(e)	1.40	(e)	1.06	(e)	—		0	(f)
Year ended 06/30/10	20.08	0.10	4.54	4.64	(0.16)	—	(0.16)	24.56	23.09	118,559	—		1.39		0.42		—		24
Year ended 06/30/09	33.02	0.20	(9.22)	(9.02)	(0.15)	(3.77)	(3.92)	20.08	(25.14)	155,328	—		1.50		0.87		0.00	(g)	39
Year ended 06/30/08	44.85	0.18	(7.74)	(7.56)	(0.08)	(4.19)	(4.27)	33.02	(17.96)	352,174	—		1.37		0.47		0.00	(g)	25
Year ended 06/30/07	39.57	0.12	7.45	7.57	(0.05)	(2.24)	(2.29)	44.85	19.54	630,489	—		1.38		0.29		0.00	(g)	14
Year ended 06/30/06	37.10	0.09	3.74	3.83	0.00	(1.36)	(1.36)	39.57	10.38	674,371	—		1.38		0.23		—		16

Class C
Six months ended 02/28/11	24.29	0.10	7.33	7.43	(0.11)	—	(0.11)	31.61	30.61	77,303	1.24	(d)	1.24	(d)	0.67	(d)	—		11
Two months ended 08/31/10	23.82	0.04	0.43	0.47	—	—	—	24.29	1.97	55,797	—	(e)	1.40	(e)	1.06	(e)	—		0	(f)
Year ended 06/30/10	19.49	0.10	4.42	4.52	(0.19)	—	(0.19)	23.82	23.15	56,462	—		1.39		0.42		—		24
Year ended 06/30/09	32.33	0.19	(9.06)	(8.87)	(0.20)	(3.77)	(3.97)	19.49	(25.17)	51,534	—		1.50		0.87		0.00	(g)	39
Year ended 06/30/08	44.08	0.19	(7.58)	(7.39)	(0.17)	(4.19)	(4.36)	32.33	(17.89)	88,658	—		1.35		0.49		0.00	(g)	25
Year ended 06/30/07	38.97	0.14	7.33	7.47	(0.12)	(2.24)	(2.36)	44.08	19.53	124,080	—		1.34		0.33		0.00	(g)	14
Year ended 06/30/06	36.60	0.11	3.69	3.80	(0.07)	(1.36)	(1.43)	38.97	10.44	101,809	—		1.33		0.28		—		16

Class R
Six months ended 02/28/11	25.14	0.17	7.58	7.75	(0.31)	—	(0.31)	32.58	30.91	470	0.75	(d)	0.75	(d)	1.16	(d)	—		11
Two months ended 08/31/10	24.63	0.07	0.44	0.51	—	—	—	25.14	2.07	205	—	(e)	0.90	(e)	1.56	(e)	—		0	(f)
Year ended 06/30/10	20.10	0.23	4.56	4.79	(0.26)	—	(0.26)	24.63	23.78	208	—		0.89		0.92		—		24
Year ended 06/30/09	33.66	0.30	(9.35)	(9.05)	(0.44)	(3.77)	(4.21)	20.10	(24.78)	73	—		1.00		1.37		0.00	(g)	39
Year ended 06/30/08(h)	34.26	0.09	(0.99)	(0.90)	—	—	—	33.36	(2.63)	97	--(i	)	0.86	(i)	0.98	(i)	0.00	(g)	25

Class Y
Six months ended 02/28/11	25.47	0.25	7.67	7.92	(0.49)	—	(0.49)	32.90	31.24	201,377	0.25	(d)	0.25	(d)	1.66	(d)	—		11
Two months ended 08/31/10	24.94	0.09	0.44	0.53	—	—	—	25.47	2.12	155,551	—	(e)	0.40	(e)	2.06	(e)	—		0	(f)
Year ended 06/30/10	20.27	0.36	4.59	4.95	(0.28)	—	(0.28)	24.94	24.39	151,901	—		0.39		1.42		—		24
Year ended 06/30/09	33.62	0.43	(9.46)	(9.03)	(0.55)	(3.77)	(4.32)	20.27	(24.41)	148,051	—		0.50		1.87		0.00	(g)	39
Year ended 06/30/08	45.68	0.59	(7.87)	(7.28)	(0.59)	(4.19)	(4.78)	33.62	(17.11)	351,338	—		0.37		1.47		0.00	(g)	25
Year ended 06/30/07	40.28	0.56	7.58	8.14	(0.50)	(2.24)	(2.74)	45.68	20.72	537,295	—		0.38		1.29		0.00	(g)	14
Year ended 06/30/06	37.77	0.49	3.81	4.30	(0.43)	(1.36)	(1.79)	40.28	11.49	508,494	—		0.38		1.23		—		16

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $653,573, $117,860, $67,520, $222 and $179,489 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates”.
(f)	Amount is less than 0.5%.
(g)	Amount is less than 0.005%.
(h)	Commencement date of March 31, 2008 for Class R shares.
(i)	Annualized.

23        Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,310.70	$2.86	$1,022.32	$2.51	0.50%

B	1,000.00	1,305.60	7.15	1,018.60	6.26	1.25

C	1,000.00	1,305.70	7.09	1,018.65	6.21	1.24

R	1,000.00	1,309.10	4.29	1,021.08	3.76	0.75

Y	1,000.00	1,312.40	1.43	1,023.55	1.25	0.25

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24        Invesco Equally-Weighted S&P 500 Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-EWSP-SAR-1	Invesco Distributors, Inc.

Invesco Floating Rate Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: AFRAX ▪ C: AFRCX ▪ R: AFRRX ▪ Y: AFRYX ▪ Institutional: AFRIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
25	Financial Statements
28	Notes to Financial Statements
35	Financial Highlights
36	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.53%

Class C Shares	7.15

Class R Shares	7.38

Class Y Shares	7.67

Institutional Class Shares	7.71

Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	-0.83

S&P/LSTA Leveraged Loan Index▪ (Style-Specific Index)	7.20

Lipper Loan Participation Funds Category Average▼ (Peer Group)	6.45

▼Lipper Inc.; ▪Invesco, Standard & Poor’s
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The S&P/LSTA Leveraged Loan Index is a weekly total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans.
     The Lipper Loan Participation Funds Category Average represents an average of all of the funds in the Lipper Loan Participation Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Floating Rate Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (5/1/97)		4.02%

10	Years	3.35

5	Years	2.78

1	Year	7.36

Class C Shares

Inception (3/31/00)		3.33%

10	Years	3.19

5	Years	2.75

1	Year	8.56

Class R Shares

10	Years	3.51%

5	Years	3.10

1	Year	9.95

Class Y Shares

10	Years	3.65%

5	Years	3.38

1	Year	10.37

Institutional Class Shares

10	Years	3.78%

5	Years	3.63

1	Year	10.44
On April 13, 2006, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown for Class A shares prior to that date is that of the Closed-End Fund’s Class B shares and includes the management and 12b-1 fees applicable to B shares. The Closed-End Fund’s B-share performance reflects any applicable fee waivers or expense reimbursements.
     On April 13, 2006, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown for Class C shares prior to that date is that of the Closed-End Fund’s Class C shares and includes the management and 12b-1 fees applicable to C shares. The Closed-End Fund’s C-share performance reflects any applicable fee waivers or expense reimbursements.
     Class R shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (5/1/97)		3.90%

10	Years	3.24

5	Years	2.59

1	Year	7.90

Class C Shares

Inception (3/31/00)		3.18%

10	Years	3.10

5	Years	2.57

1	Year	9.16

Class R Shares

10	Years	3.40%

5	Years	2.92

1	Year	10.41

Class Y Shares

10	Years	3.54%

5	Years	3.18

1	Year	10.97

Institutional Class Shares

10	Years	3.66%

5	Years	3.43

1	Year	10.91
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of
Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 1.14%, 1.64%, 1.39%, 0.89% and 0.81%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3 Invesco Floating Rate Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Floating Rate Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Senior Secured Floating Rate Interest Loans–100.74%(b)(c)
Advertising–0.32%
Advantage Sales & Marketing Inc.
First Lien Term Loan B	5.25%	12/17/17	$1,584,990	$1,598,454

Second Lien Term Loan	9.25%	06/18/18	530,670	541,618

Affinion Group, Inc., Term Loan B	5.00%	10/10/16	718,918	724,687

Lamar Media Corp., Term Loan B	4.25%	12/30/16	189,329	190,926

Valassis Communications, Inc.
Delay Draw Term Loan	2.56%	03/02/14	68,122	68,272

Term Loan B	2.56%	03/02/14	204,020	204,467

				3,328,424

Aerospace & Defense–2.30%
Aero Technology Supply
Revolver Loan(d)	0%	03/12/13	276,364	272,218

Revolver Loan	11.25%	03/12/13	221,091	217,775

Term Loan	11.25%	03/12/13	565,174	562,348

Term Loan	10.75%	03/12/15	1,234,788	1,166,875

ARINC Inc., Second Lien Term Loan(e)	—	10/25/15	1,142,269	1,110,856

Avio S.p.A.
Facility Term Loan B2(e)	—	12/13/14	967,144	948,154

Facility Term Loan C2(e)	—	12/13/15	1,031,019	1,015,930

Dubai Aerospace Enterprise
Term Loan B1	5.31%	07/31/14	270,718	273,764

Term Loan B2	5.29 - 5.31%	07/31/14	261,468	264,409

DynCorp International, Term Loan	6.25%	07/07/16	2,062,181	2,085,391

Hawker Beechcraft Corp., Term Loan	2.26 - 2.30%	03/26/14	995,439	893,905

IAP Worldwide Services, Inc., Term Loan B	8.25%	12/30/12	3,472,448	3,474,253

Scitor Corp., Term Loan B	5.75%	02/15/17	1,256,586	1,268,624

Sequa Corp., Term Loan B	3.56%	12/03/14	5,312,579	5,275,391

SI Organization, Inc., Term Loan B	5.75%	11/22/16	669,848	677,384

TransDigm Group Inc., Term Loan B	5.25%	02/14/17	2,115,577	2,133,200

Triumph Group, Inc., Term Loan B	4.50%	06/16/16	820,053	824,158

Wesco Aircraft Hardware Corp., Term Loan	2.52%	09/29/13	366,907	367,422

Wyle Laboratories, Inc., Incremental Term Loan	7.75%	03/25/16	993,071	998,970

				23,831,027

Agricultural Products–0.06%
Darling International Inc., Term Loan	5.00 - 5.75%	12/16/16	294,448	298,681

Earthbound Farm Holdings III, LLC, Term Loan B	6.75%	12/21/16	347,146	352,136

				650,817

Air Freight & Logistics–0.14%
CEVA Group PLC, Term Loan B	0.20 - 5.26%	08/31/16	1,476,033	1,461,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Airlines–0.72%
Delta Air Lines, Inc.
Revolver Loan(e)	—	04/30/12	$4,054,535	$3,991,547

Revolver Loan(d)	0%	03/28/13	1,500,000	1,455,000

Syn Revolver Credit Loan(d)	0%	04/30/12	2,000,000	1,949,170

				7,395,717

Airport Services–0.83%
Dollar Thrifty Automotive Group, Inc., Term Loan	2.76%	06/15/13	1,185,000	1,183,134

Hertz Global Holdings Inc.
Syn LOC	0.26%	12/21/12	388,444	388,718

Term Loan B	2.01%	12/21/12	7,016,706	7,021,653

				8,593,505

Alternative Carriers–1.33%
Level 3 Communications, Inc.
Add On Term Loan B	11.50%	03/13/14	204,533	220,130

Term Loan	2.55%	03/13/14	13,903,226	13,571,286

				13,791,416

Aluminum–0.01%
Noranda Aluminum, Inc., Term Loan B	2.01%	05/18/14	149,035	149,035

Apparel Retail–1.72%
Destination Maternity Corp., Term Loan B	2.51 - 2.55%	03/13/13	104,894	103,845

DSW Inc., Term Loan	4.31%	03/02/12	3,000,000	2,895,000

J. Crew Group, Inc., Term Loan B(e)	—	03/07/18	6,631,988	6,641,339

Neiman Marcus, Inc., Term Loan B2	4.30%	04/06/16	8,088,141	8,146,295

				17,786,479

Apparel, Accessories & Luxury Goods–0.48%
Levi Strauss & Co., Term Loan	2.51%	03/27/14	3,000,000	2,957,820

Phillips Van Heusen Corp.
Term Loan B(e)	—	05/06/16	1,384,855	1,391,876

Term Loan B	5.25%	05/06/16	603,331	606,390

				4,956,086

Application Software–0.13%
Rovi Corp.
Term Loan A	2.82%	02/07/16	916,859	919,152

Term Loan B	4.00%	02/07/18	387,558	390,464

				1,309,616

Auto Parts & Equipment–2.93%
Federal-Mogul Corp.
Delay Draw Term Loan C2	2.20%	12/27/15	1,168,519	1,132,184

Term Loan B	2.20 - 2.21%	12/27/14	10,907,201	10,568,041

Goodyear Tire & Rubber Co. (The), Second Lien Term Loan	1.96%	04/30/14	6,535,343	6,453,651

Key Safety Systems, Inc.
Revolver Loan(d)	0%	03/08/13	122,500	115,199

Revolver Loan	3.05%	03/08/13	1,877,500	1,765,601

Term Loan B	2.55%	03/08/14	2,986,709	2,912,042

Pep Boys-Manny, Moe & Jack (The), Term Loan	2.30%	10/27/13	40,318	40,217

Sensata Technologies, Inc., Term Loan	2.03 - 2.05%	04/26/13	1,994,778	1,994,957

Tenneco Automotive, Term Loan B	5.05%	06/03/16	2,587,000	2,618,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Auto Parts & Equipment–(continued)

Veyance Technologies, Inc.
First Lien Delay Draw Term Loan	2.77%	07/31/14	$231,273	$217,542

First Lien Term Loan	2.77%	07/31/14	1,577,932	1,484,251

Viking Acquisition Inc., Term Loan B	6.00%	11/05/16	1,041,437	1,050,549

				30,352,770

Automobile Manufacturers–0.84%
Ford Motor Co., Term Loan	3.02%	12/15/13	8,726,600	8,730,527

Automotive Retail–0.40%
KAR Holdings, Inc., Term Loan B	3.02%	10/21/13	4,131,803	4,136,121

Broadcasting–9.06%
Atlantic Broadband, Inc.
Term Loan B(e)	—	11/27/15	2,500,000	2,509,375

Term Loan B	5.00%	11/27/15	1,611,767	1,617,811

Bresnan Communications, LLC, Term Loan B	4.50%	12/14/17	1,217,906	1,228,946

Cequel Communications, LLC, First Lien Term Loan	2.26%	11/05/13	1,443,534	1,444,834

Charter Communications, Inc.
Term Loan B1	2.27%	03/06/14	213,777	213,403

Term Loan C	3.56%	09/06/16	15,038,855	15,088,258

Citadel Broadcasting Corp., Term Loan B	4.25%	12/30/16	663,150	668,952

Clear Channel Communications, Inc.
Term Loan B(e)	—	01/29/16	485,396	425,029

Term Loan B	3.91%	01/29/16	12,560,410	11,534,713

CSC Holdings, Inc.
Incremental Term Loan B2	2.01%	03/29/16	1,174,033	1,183,695

Incremental Term Loan B3	2.01%	03/29/16	330,905	333,206

FoxCo Acquisition LLC, Term Loan B	7.50%	07/14/15	1,396,429	1,402,887

Gray Television Inc., Term Loan B	3.77%	12/31/14	102,484	102,356

High Plains Broadcasting, LLC, Term Loan	9.00%	09/14/16	429,298	432,183

Insight Communications Co., Term Loan B	2.01 - 2.05%	04/06/14	1,070,444	1,069,326

Intelsat, Ltd., Tranche B	5.25%	04/02/18	6,449,722	6,511,349

Local TV LLC, Term Loan B	2.31%	05/07/13	900,540	882,714

Mediacom Communications Corp.
Add on Term Loan	5.50%	03/31/17	3,166,479	3,194,977

Term Loan D1	2.01%	01/31/15	1,991,847	1,968,702

Term Loan D2	2.01%	01/31/15	275,487	272,286

Term Loan E	4.50%	10/23/17	2,003,277	2,008,906

Term Loan F	4.50%	10/23/17	7,999,831	8,047,830

Newport Television, LLC, Term Loan	9.00%	09/14/16	1,569,610	1,580,158

TWCC Holding Corp., Term Loan B	4.25%	02/11/17	4,554,065	4,602,471

Univision Communications Inc.
Extended Term Loan B1	4.51%	03/31/17	16,140,571	15,734,313

Term Loan	2.51%	09/29/14	495,175	481,424

UPC Broadband Holding B.V., Term Loan X	3.76%	12/31/17	5,500,000	5,525,355

WaveDivision Holdings, LLC, Term Loan B	2.56 - 2.60%	06/30/14	375,599	368,087

WOW!
First Lien Term Loan	2.76 - 4.75%	06/30/14	984,934	933,717

First Lien Term Loan A	6.76 - 8.75%	06/28/14	2,359,131	2,367,990

				93,735,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Building Products–0.42%
Champion Window Manufacturing Inc., Term Loan	7.50%	12/31/13	$211,408	$211,672

CPG International, Inc., Term Loan B	6.00%	02/18/17	2,016,345	2,028,957

Custon Building Products, Inc., Term Loan	5.75%	03/19/15	2,000,000	2,025,000

United Subcontractors, Inc., Term Loan	1.80%	06/30/15	107,501	101,051

				4,366,680

Casinos & Gaming–5.86%
BLB Investors, LLC, Term Loan	8.50%	11/05/15	3,374,064	3,406,400

Boyd Gaming Corp., Revolver Loan(e)	—	05/24/12	5,562,500	5,403,552

Caesars Entertainment Operating Co. Inc., Term Loan B1	3.30%	01/28/15	8,483,592	7,883,892

Term Loan B2	3.30%	01/28/15	16,787,974	15,601,232

Cannery Casino
Delay Draw Term Loan	4.51%	05/18/13	884,620	875,774

Second Lien Term Loan	4.51%	05/18/14	1,084,000	986,440

Term Loan B	4.51%	05/18/13	661,009	654,399

CCM Merger Corp.
Term Loan	7.00%	03/01/17	4,107,459	4,172,151

Term Loan B	8.50%	07/23/12	2,977,723	2,985,793

Isle of Capri Casinos, Inc.
Delay Draw Term Loan A	5.00%	11/25/13	1,101,704	1,101,566

Delay Draw Term Loan B	5.00%	11/25/13	1,252,600	1,252,443

Term Loan	5.00%	11/25/13	3,131,499	3,131,108

Las Vegas Sands Corp.
Delay Draw Term Loan 1(e)	—	11/23/16	132,307	131,803

Dealy Draw Term Loan 1	3.04%	11/23/16	44,931	44,760

Delay Draw Term Loan 2(e)	—	11/23/15	131,821	131,319

Delay Draw Term Loan 2	2.04%	05/23/13	457,327	454,938

Delay Draw Term Loan 2	3.04%	11/23/15	1,037,670	1,033,716

Delay Draw Term Loan B1(e)	—	05/23/14	14,222	14,148

Delay Draw Term Loan B1	2.04%	05/23/14	60,846	60,528

Term Loan B(e)	—	05/23/14	856,429	851,954

Term Loan B	2.04%	05/23/14	2,253,750	2,241,974

Term Loan B(e)	—	11/23/16	893,776	904,143

Term Loan B	3.04%	11/23/16	2,367,190	2,344,399

Venetian Macau US Finance Co. LLC Delay Draw Term Loan B	4.79%	05/25/12	1,825,104	1,830,670

Term Loan B	4.79%	05/27/13	3,159,732	3,169,369

				60,668,471

Coal & Consumable Fuels–0.45%
Oxbow Carbon LLC, Term Loan B1	3.76 - 3.80%	05/08/16	4,582,450	4,616,818

Commercial Printing–0.38%
Aster Sr. Flint Inc.
Term Loan B5	2.71%	12/31/12	795,787	793,228

Term Loan C5	2.71%	12/31/13	813,772	815,225

Cenveo, Inc., Term Loan B	6.25%	12/21/16	2,253,126	2,277,527

				3,885,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Commodity Chemicals–0.47%
Houghton International, Inc., Term Loan B1	6.75%	01/29/16	$1,233,104	$1,251,089

Univar Corp., Term Loan B	6.25%	11/30/16	3,622,130	3,658,913

				4,910,002

Communications Equipment–2.46%
Avaya Inc.
Term Loan	3.03%	10/26/14	1,988,508	1,933,973

Term Loan B3	4.81%	10/26/17	3,994,328	3,920,992

CommScope, Inc., Term Loan B	5.00%	01/14/18	1,389,954	1,410,456

Consolidated Communications, Inc.
Delay Draw Term Loan	2.77%	12/31/14	1,000,000	995,000

Term Loan B	2.77%	12/31/14	3,000,000	2,985,000

NTELOS Holdings Corporations, Term Loan B	6.00%	08/07/15	5,763,896	5,774,703

One Communications Corp., Term Loan C	11.75 - 12.25%	06/30/12	1,212,213	1,221,305

TowerCo LLC, Term Loan B	5.25%	02/02/17	2,433,918	2,458,257

Time Warner Telecom Inc., Term Loan B2	3.52%	12/30/16	4,709,018	4,737,484

				25,437,170

Computer Hardware–0.01%
Quantum Corp., Term Loan B	3.80%	07/12/14	144,703	144,101

Construction & Farm Machinery & Heavy Trucks–0.29%
Manitowoc Company, Inc. (The)
Term Loan A	5.31%	11/06/13	844,565	849,844

Term Loan B	8.00%	11/06/14	2,153,385	2,179,172

				3,029,016

Construction Materials–0.11%
Hillman Group (The), Term Loan B	5.50%	05/28/16	1,111,317	1,118,818

Data Processing & Outsourced Services–4.27%
Affiliated Media Group Inc.
Term Loan(e)	—	03/19/14	2,051,501	2,063,473

Term Loan	8.50%	03/19/14	406,438	408,808

Fidelity National Information Services, Inc., Term Loan B	5.25%	07/18/16	2,564,387	2,592,262

First Data Corp.
Delay Draw Term Loan	3.01%	09/24/14	1,586,845	1,491,634

Term Loan B1	3.01%	09/24/14	13,027,556	12,339,571

Term Loan B2	3.01%	09/24/14	6,810,242	6,451,717

Term Loan B3	3.01%	09/24/14	1,146,438	1,085,952

iPayment, Inc., Term Loan	2.26 - 4.25%	05/10/13	2,950,370	2,939,307

NCO Financial Systems, Inc., Term Loan B	7.25 - 7.50%	05/15/13	4,552,687	4,526,282

Transunion Corp., Term Loan B	4.75%	02/10/18	1,230,709	1,247,250

West Corp.
Term Loan B4	4.53 - 4.71%	07/15/16	3,600,000	3,629,232

Term Loan B5	4.53 - 4.71%	07/15/16	5,342,837	5,386,221

				44,161,709

Department Stores–0.13%
Bass Pro, Inc., Term Loan B	5.00 - 5.75%	04/10/15	1,368,786	1,379,907

Diversified Chemicals–0.50%
Celanese US Holdings LLC, Prefunded LOC	0.26%	04/02/14	490,939	492,422

Rockwood Specialties, Inc., Term Loan B	3.75%	02/12/18	2,330,853	2,365,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Diversified Chemicals–(continued)

Solutia Inc., Term Loan B	4.50%	03/17/17	$1,202,018	$1,207,090

Styron LLC, Term Loan	6.00%	08/02/17	1,142,351	1,154,883

				5,220,047

Diversified Metals & Mining–0.30%
Novelis Inc., Term Loan	5.25%	12/17/16	3,044,765	3,089,720

Diversified Real Estate Activities–0.96%
Lake Las Vegas Resort
Revolver Loan (Acquired 08/16/10-02/15/11; Cost $1,478)(e)	—	12/31/12	1,478	1,464

Revolver Loan (Acquired 07/15/10; Cost $74,636)(d)	0%	12/31/12	74,636	73,889

Revolver Loan (Acquired 07/15/10-01/18/11; Cost $50,952)	15.00%	12/31/12	50,952	50,442

RE/MAX LLC, Term Loan B	5.50%	04/16/16	3,217,068	2,436,563

Realogy Corp.
Syn LOC	4.56%	10/10/16	193,363	184,822

Term Loan	4.51%	10/10/16	2,056,641	1,965,799

Term Loan	4.56%	10/10/16	5,486,859	5,244,505

				9,957,484

Diversified REIT’s–0.33%
Capital Automotive REIT, Term Loan C	4.75%	12/14/12	3,249,472	3,383,513

Diversified Support Services–1.09%
Bankruptcy Management Solutions, Inc.
First Lien Term Loan B	7.50%	08/20/14	46,039	21,638

Second Lien Term Loan	8.30%	08/20/15	17,970	1,033

Brock Holdings III, Inc., Term Loan B	2.80%	02/26/14	375,014	367,982

Central Parking Corp.
Second Lien Term Loan	4.81%	11/22/14	25,522	16,526

Syn LOC	0.16%	05/22/14	63,036	53,383

Term Loan B	2.56%	05/22/14	139,760	118,359

Merrill Corp.
Second Lien Term Loan	13.75 - 14.00%	11/15/13	1,121,161	1,122,562

Term Loan	7.50%	12/24/12	5,798,537	5,803,379

Nuance Communications, Inc.
Incremental Term Loan	2.02%	03/29/13	1,979,487	1,974,538

Revolver Loan(d)	0%	04/01/12	121,000	115,555

Term Loan B	2.02%	04/01/13	242,963	242,356

Production Resources, Inc., Term Loan B	3.81%	08/15/14	1,503,908	1,462,551

				11,299,862

Drug Retail–1.00%
General Nutrition Centers, Inc., Term Loan B	2.56 - 4.50%	09/16/13	3,237,238	3,238,582

NBTY, Inc., Term Loan B	6.25%	09/29/17	458,694	464,485

Pantry, Inc. (The)
Delay Draw Term Loan	2.02%	05/15/14	20,733	20,362

Term Loan B	2.02%	05/15/14	72,434	71,136

Rite Aid Corp.
Tranche 2(e)	—	06/04/14	541,447	524,045

Tranche 2	2.02%	06/04/14	6,197,850	5,998,651

				10,317,261

Education Services–0.02%
Bright Horizons Family Solutions, Inc., Term Loan B	7.50%	05/28/15	243,506	245,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Electric Utilities–4.78%
Bicent Power LLC, Second Lien Term Loan	4.31%	07/10/14	$250,400	$40,690

BRSP LLC, Term Loan B	7.50%	06/24/14	2,785,593	2,820,413

Calpine Corp., Term Loan B	7.00%	07/01/17	5,964,173	6,039,561

Dynegy Holdings Inc.
Loan C	4.02%	04/02/13	9,213,928	8,710,747

Term Loan B	4.02%	04/02/13	747,523	744,100

EquiPower Resources Corp., Term Loan B	5.75%	01/26/18	571,175	576,887

GreatPoint Energy, Delay Draw Term Loan	5.50%	03/10/17	940,245	945,534

NE Energy, Inc.
Second Lien Term Loan	4.81%	05/01/14	315,000	302,400

Syn LOC	0.16%	11/01/13	36,306	36,215

Term Loan B	2.81%	11/01/13	1,759,518	1,755,119

NRG Energy, Inc.
Extended LOC 2	3.55%	08/31/15	2,201,880	2,220,596

Syn LOC	2.05%	02/01/13	314	313

Term Loan B	2.00 - 2.05%	02/01/13	289,680	289,158

NSG Holdings II, LLC
Syn LOC	1.80%	06/15/14	26,570	26,387

Term Loan	1.80%	06/15/14	51,276	50,923

Texas Competitive Electric Holdings Co. LLC
Delay Draw Term Loan	3.76 - 3.80%	10/10/14	16,422,418	13,788,427

Term Loan B2	3.76 - 3.80%	10/10/14	625,000	527,186

Term Loan B3	3.76 - 3.80%	10/10/14	11,000,639	9,264,188

TPF Generation Holdings, LLC
First Lien Term Loan	0.20%	12/15/11	93,227	93,250

Second Lien Term Loan	4.55%	12/15/14	267,000	257,877

Syn LOC D	0.20%	12/15/13	297,394	297,468

Term Loan	2.30%	12/15/13	680,683	680,853

				49,468,292

Electrical Components & Equipment–0.20%
Aeroflex Inc., Term Loan B1	4.31%	08/15/14	1,800,325	1,808,202

Crown Castle International Corp., Term Loan B	1.76%	03/06/14	278,355	277,968

				2,086,170

Electronic Manufacturing Services–0.22%
Electrical Components International, Inc.
Syn Revolver Credit	1.40%	02/04/16	21,961	22,079

Term Loan B	6.75%	02/04/17	351,368	353,271

Sorenson Communications, Inc., First Lien Term Loan	6.00%	08/16/13	1,922,277	1,853,392

				2,228,742

Environmental & Facilities Services–0.02%
Covanta Holding Corp.
Syn LOC	0.20%	02/09/14	84,652	84,621

Term Loan B	1.81%	02/09/14	127,687	127,640

				212,261

Food Distributors–2.51%
Aramark Corp.
Extended LOC 2	0.11%	07/26/16	80,809	81,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Food Distributors–(continued)

Extended Term Loan B	3.55%	07/26/16	$1,228,752	$1,234,054

Syn LOC	0.11%	01/26/14	231,266	230,952

Term Loan	2.18%	01/26/14	2,954,000	2,949,983

Dean Foods Co.
Term Loan A	1.27%	04/02/12	392,418	389,475

Term Loan A(e)	—	04/02/14	1,000,000	998,750

Term Loan A	3.27%	04/02/14	2,053,277	2,050,710

Term Loan B	3.31%	04/02/16	395,613	394,772

Term Loan B	3.52 - 3.81%	04/02/17	4,182,723	4,178,372

Pierre Foods Inc.
First Lien Term Loan(e)	—	09/30/16	204,311	206,291

First Lien Term Loan	7.00%	09/30/16	4,323,510	4,365,405

Second Lien Term Loan	11.25%	09/30/17	244,128	250,739

Pinnacle Foods Group, Inc. (Aurora Foods)
Revolver Loan(d)	0%	04/02/13	1,000,000	920,000

Term Loan B	2.76%	04/02/14	5,601,631	5,595,945

Term Loan D	6.00%	04/02/14	2,057,338	2,078,879

				25,925,485

Food Retail–2.00%
Dunkin’ Brands, Inc.
Term Loan B	4.25 - 5.75%	11/23/17	4,842,921	4,885,536

OSI Restaurant Partners, LLC
Prefrunded Revolver Credit Loan	0.12%	06/14/13	343,852	338,910

Prefunded Revolver Credit Loan	2.56%	06/14/13	1,224,245	1,206,646

Term Loan	2.63%	06/14/14	3,783,293	3,728,908

Quizno’s Corp. (The), First Lien Term Loan B	5.01%	05/05/13	12,401	11,817

Roundy’s Supermarkets Inc.
Extended Term Loan	5.50%	11/03/13	3,244,805	3,270,764

SUPERVALU Inc.
Term Loan A	1.39%	06/02/11	318,471	318,075

Term Loan B	1.64%	06/02/12	1,322,515	1,317,562

Term Loan B2	3.51%	10/05/15	4,625,000	4,637,534

Term Loan C(d)	0%	06/02/11	352,941	333,529

Wendy’s/Arby’s Restaurants, LLC, Term Loan B	5.00%	05/24/17	637,514	644,686

				20,693,967

Forest Products–0.07%
Georgia-Pacific Corp., Term Loan B	2.30%	12/21/12	725,087	726,203

Gas Utilities–0.13%
Obsidian Energy Co., LLC, Term Loan	7.00%	11/02/15	1,349,807	1,390,301

General Merchandise Stores–0.06%
Pilot Travel Centers LLC, Term Loan B	5.25%	06/30/16	637,318	646,279

Health Care Distributors–1.31%
IMS Health, Inc., Term Loan	5.25%	02/26/16	4,203,944	4,221,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Health Care Distributors–(continued)

Warner Chilcott PLC
Add On Term Loan	6.25%	04/30/15	$1,775,730	$1,793,487

Term Loan A	6.00%	10/30/14	388,167	390,958

Term Loan A1	4.51%	08/20/14	3,412,500	3,429,562

Term Loan B1	6.25%	04/30/15	567,484	573,159

Term Loan B2	6.25%	04/30/15	944,964	954,414

Term Loan B3	6.50%	02/20/16	2,147,360	2,170,445

				13,533,835

Health Care Equipment–1.58%
Biomet, Inc., Term Loan	3.26 - 3.30%	03/25/15	6,865,258	6,876,243

Carestream Health, Inc., Term Loan B	5.00%	02/25/17	6,997,218	6,953,905

CONMED Corp., Term Loan	1.77%	04/13/13	886,719	833,516

DJO Finance LLC, Term Loan	3.26%	05/20/14	1,670,727	1,663,944

				16,327,608

Health Care Facilities–4.64%
Community Health Systems
Delay Draw Term Loan	2.51 - 2.56%	07/25/14	357,460	355,115

Extended Term Loan(e)	—	01/25/17	2,210,207	2,220,562

Extended Term Loan	3.76 - 3.81%	01/25/17	4,941,053	4,964,202

Term Loan B	2.51 - 2.56%	07/25/14	6,611,892	6,568,518

DaVita Inc., Term Loan B	4.50%	10/20/16	8,066,246	8,151,949

HCA, Inc.
Revolver Loan(d)	0%	11/17/12	1,072,905	1,067,541

Revolver Loan	1.76%	11/17/12	427,094	424,959

Term Loan B	2.55%	11/18/13	265,502	264,932

Term Loan B2	3.55%	03/31/17	9,353,547	9,401,484

Health Management Associates, Inc., Term Loan B	2.05%	02/28/14	4,319,744	4,292,746

IASIS Healthcare Corp.
Delay Draw Term Loan	2.26%	03/14/14	697,536	697,246

LOC	0.16%	03/14/14	381,558	381,400

Term Loan B	2.26%	03/14/14	2,015,282	2,014,446

Medical Properties Trust, Inc., Term Loan B	5.00%	05/17/16	1,273,054	1,282,602

Universal Health Services, Inc.
Term Loan B(e)	—	11/15/16	2,765,625	2,798,800

Term Loan B	5.50%	11/15/16	3,091,707	3,128,792

				48,015,294

Health Care Services–1.21%
Axcan Intermediate Holdings, Inc.
Term Loan B(e)	—	02/10/17	404,303	405,870

Term Loan B	5.50%	02/10/17	808,606	811,739

Fresenius Medical Care Holdings, Inc.
Term Loan C1	4.50%	09/10/14	222,526	224,028

Term Loan C2	4.50%	09/10/14	127,112	127,970

Genoa Healthcare LLC
Second Lien Term Loan	10.75%	02/10/13	132,000	131,340

Term Loan B	5.50%	08/10/12	87,524	85,445

Gentiva Health Serviced, Inc., Term Loan B	6.75%	08/17/16	2,273,447	2,315,131

Harlan Sprague Dawley, Inc., Term Loan B	3.77 - 3.79%	07/11/14	2,593,674	2,417,953

Royalty Pharma AG, Term Loan B	2.55%	04/16/13	426,870	428,381

Rural/Metro Corp., Term Loan B	6.00%	11/24/16	608,953	616,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Health Care Services–(continued)

Skilled Healthcare LLC, Term Loan B	5.25%	04/09/16	$992,394	$995,991

Sun Healthcare Group, Inc., Term Loan	7.50%	10/18/16	1,204,374	1,216,797

Trizetto Group, Inc.
Add On Term Loan B1	5.75%	08/04/15	1,095,957	1,106,916

Term Loan B	6.75%	08/04/15	727,767	735,044

United Surgical Partners International, Inc.
Delay Draw Term Loan	2.27%	04/18/14	171,084	169,587

Term Loan B	2.27 - 2.31%	04/18/14	748,731	742,179

				12,530,683

Health Care Supplies–1.25%
Bausch & Lomb Inc.
Delay Draw Term Loan	3.51%	04/26/15	1,901,465	1,905,686

Revolver Loan(d)	0%	10/25/13	1,360,000	1,298,800

Revolver Loan	3.01%	10/25/13	640,000	611,200

Term Loan B	3.51 - 3.55%	04/26/15	7,829,491	7,846,872

Catalent Pharma Solutions, Term Loan	2.51%	04/10/14	1,232,046	1,217,163

				12,879,721

Home Furnishings–0.39%
National Bedding Co., LLC, Second Lien Term Loan	5.31%	02/28/14	4,080,185	4,041,933

Hotels, Resorts & Cruise Lines–0.31%
American Gaming Systems
Delay Draw Term Loan	5.25%	05/14/13	502,422	387,704

Term Loan B	5.25%	05/14/13	3,591,087	2,771,134

Centaur Gaming, Second Lien Term Loan(f)	14.25%	10/30/13	127,336	1,274

Ginn Club & Resort
First Lien Term Loan B(f)	9.50%	06/08/11	105,289	8,818

Revolving Credit Loan(f)	5.87 - 9.50%	06/08/11	49,078	4,110

Second Lien Term Loan(f)	13.50%	06/08/12	127,556	638

				3,173,678

Household Appliances–0.27%
Goodman Global, Inc.
First Lien Term Loan B	5.75%	10/28/16	2,429,722	2,454,019

Second Lien Term Loan	9.00%	10/30/17	295,104	306,224

				2,760,243

Household Products–2.22%
Amscan Inc., Term Loan B	6.75%	12/02/17	4,924,130	4,989,990

Jarden Corp., Term Loan B5	3.55%	01/26/15	78,502	79,121

Nice-Pak Products Inc., Term Loan	3.30%	06/18/14	566,253	560,591

Prestige Brands, Inc., Term Loan B	4.75%	03/24/16	1,054,721	1,063,617

Rent-A-Center
Term Loan B	2.06%	06/30/12	526	526

Term Loan B	3.31%	03/31/15	125,976	126,921

Reynolds Packaging Group
Term Loan	4.25%	02/09/18	9,919,983	10,001,228

Spectrum Brands, Inc., Term Loan	8.00%	06/16/16	5,113,202	5,179,801

Sun Products Corp. (The), Second Lien Term Loan	4.51%	10/26/14	1,000,000	990,000

				22,991,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Human Resource & Employment Services–0.87%
Koosharem Corp.
First Lien Term Loan	10.25%	06/30/14	$727,814	$648,966

Second Lien Term Loan	17.50%	12/31/14	330,644	179,374

Term Loan(e)	—	08/01/11	1,850,000	1,822,250

Term Loan	16.25%	08/01/11	1,850,000	1,822,250

Kronos Inc.
First Lien Term Loan	2.05%	06/11/14	1,268,975	1,268,435

First Lien Term Loan	6.05%	06/11/15	3,255,649	3,248,015

				8,989,290

Industrial Conglomerates–0.03%
CONTECH Construction Products, Inc., Term Loan B	5.25%	01/31/13	361,328	331,518

Industrial Machinery–0.51%
Itron Inc., Term Loan	3.77%	04/18/14	78,078	78,493

Pro Mach, Inc., Term Loan	2.52%	12/14/11	550,248	541,995

Rexnord Corp.
Add On Term Loan B2	2.56%	07/19/13	93,402	93,226

Sr. Unsec. Term Loan	7.30%	03/01/13	2,846,678	2,441,026

Term Loan B	2.81%	07/19/13	2,082,062	2,083,031

				5,237,771

Insurance Brokers–0.70%
CCC Information Services Group Inc., Term Loan B	5.50%	11/11/15	1,799,518	1,823,505

Crawford & Co., Term Loan	5.25%	10/30/13	3,304,652	3,295,365

Sedgwick Claims Management Services, Inc., Term Loan B	5.50%	05/28/16	1,378,257	1,380,827

Swett & Crawford Group, Inc.
First Lien Term Loan	2.51%	04/03/14	373,983	336,585

Second Lien Term Loan	5.76%	10/03/14	105,200	88,631

USI Holdings Corp., Term Loan B	2.77%	05/05/14	314,461	313,754

				7,238,667

Integrated Telecommunication Services–0.82%
Hargray Communications Group, Inc., Term Loan B	2.56%	06/27/14	135,086	134,664

Integra Telecom, Inc., Term Loan B	9.25%	04/15/15	2,286,001	2,323,148

Knology, Inc., Term Loan B	4.00%	08/18/17	2,617,371	2,641,504

Midcontinent Communications, Term Loan B	6.25 - 6.75%	12/31/16	1,257,876	1,269,674

Syniverse Technologies, Term Loan B	5.25%	12/21/17	2,084,931	2,114,120

				8,483,110

Internet Retail–0.84%
CDW LLC, Extended Term Loan	5.26%	07/15/17	8,692,195	8,709,884

Internet Software & Services–0.18%
Network Solutions, LLC, Term Loan B	2.52%	03/07/14	628,651	624,722

SAVVIS, Inc., Term Loan	6.75%	08/04/16	434,837	439,661

SkillSoft PLC, Term Loan B	6.50%	05/26/17	782,521	796,583

				1,860,966

Investment Banking & Brokerage–0.03%
Gartmore Investment Ltd., U.S. Term Loan	2.05%	05/11/14	357,741	355,282

IT Consulting & Other Services–1.48%
Brocade Communications Systems, Inc., Term Loan	7.00%	10/07/13	1,610,168	1,621,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

IT Consulting & Other Services–(continued)

Infor Global Solutions
Extended Delay Draw Term Loan	6.02%	07/28/15	$1,037,904	$1,027,525

First Lien Term Loan	6.02%	07/28/15	1,954,284	1,934,741

SunGuard Data Systems, Inc.
Incremental Term Loan B	3.76%	02/28/14	1,931,365	1,948,651

Revolver Loan(d)	0%	08/11/11	1,382,355	1,354,707

Revolver Loan	2.26 - 4.25%	08/11/11	117,646	115,293

U.S. Term Loan B	3.91 - 3.94%	02/28/16	7,297,300	7,351,119

				15,353,878

Leisure Facilities–1.53%
24 Hour Fitness Worldwide Inc., Term Loan B	6.75%	04/22/16	6,246,864	6,207,821

AMF Group
First Lien Term Loan B	2.76%	06/08/13	1,303,288	1,185,992

Second Lien Term Loan	6.51%	12/08/13	177,143	153,818

Cedar Fair, L.P., Term Loan B	5.50%	12/15/16	901,888	911,712

Chester Downs & Marina, LLC, Term Loan B	12.38%	07/29/16	268,888	277,963

Live Nation Entertainment, Inc., Term Loan B	4.50%	11/06/16	1,875,612	1,890,457

Regal Entertainment Group, Term Loan B	3.55%	08/23/17	1,025,598	1,031,879

Six Flags Inc., Term Loan B	5.50%	06/30/16	4,076,832	4,135,396

				15,795,038

Leisure Products–1.12%
Cinemark USA, Inc., Term Loan	2.02 - 2.07%	10/05/13	188,189	188,503

Golden Nugget, Inc., Second Lien Term Loan	3.52%	12/31/14	116,593	74,376

IMG Worldwide, Inc., Term Loan B	7.25%	06/14/15	4,885,327	4,885,327

Panavision Inc., Second Lien Term Loan	7.80%	03/30/12	9,500	5,202

Sabre Holdings Corp., Term Loan	2.26 - 2.30%	09/30/14	4,790,994	4,502,049

Travelport LLC
Term Loan	4.80%	08/23/15	289,395	282,039

Term Loan B	4.96%	08/23/15	1,719,401	1,675,693

				11,613,189

Marine–0.26%
Dockwise Ltd.
Term Loan B1	2.05%	01/11/15	232,848	226,251

Term Loan B2	2.05%	01/11/15	986,164	960,691

Term Loan C	2.93%	01/11/16	215,939	210,901

Term Loan C2	2.93%	01/11/16	986,164	960,692

US Shipping LLC, Term Loan	2.50 - 9.20%	08/07/13	427,088	288,030

				2,646,565

Marine Ports & Services–0.03%
Fleetcor Technologies, Inc.
Tranche 1	2.51%	04/30/13	182,956	182,956

Tranche 2	2.51%	04/30/13	150,133	150,133

				333,089

Metal & Glass Containers–2.15%
Berry Plastics Corp., Term Loan C	2.29 - 2.31%	04/03/15	8,721,298	8,478,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Metal & Glass Containers–(continued)

BWAY Holding Company
Term Loan B(e)	—	02/23/18	$1,836,913	$1,852,986

Term Loan B	4.50%	02/23/18	3,332,259	3,361,416

Term Loan C(e)	—	02/23/18	163,086	164,514

Term Loan C	5.50%	02/23/18	295,849	298,437

Graham Packaging Company, L.P.
Term Loan C	6.75%	04/05/14	959,063	965,925

Term Loan D	6.00%	09/23/16	6,092,293	6,161,258

MAUSER Corp.
Term Loan B2	2.64%	06/13/15	500,000	473,928

Term Loan C2	2.89%	06/13/16	500,000	476,428

				22,233,868

Movies & Entertainment–1.11%
Alpha III
Term Loan B1(e)	—	12/31/13	1,000,000	986,070

Term Loan B1	2.71%	12/31/13	2,240,571	2,209,360

Term Loan B2(e)	—	12/31/13	1,000,000	986,070

Term Loan B2	2.71%	12/31/13	1,513,442	1,492,360

NEP II, Inc.
Term Loan B(e)	—	02/16/14	3,781,620	3,758,011

Term Loan B	2.55%	02/16/14	387,478	388,446

Zuffa LLC, Term Loan	2.31%	06/19/15	1,644,633	1,616,880

				11,437,197

Oil & Gas Drilling–0.40%
Ram Energy Inc., Term Loan	12.75%	11/28/12	1,171,543	1,173,014

Venoco, Inc., Second Lien Term Loan(e)	—	05/07/14	3,000,000	2,998,125

				4,171,139

Oil & Gas Equipment & Services–0.55%
CCS Corp.
Delay Draw Term Loan	3.28 - 3.30%	11/14/14	959,491	922,714

Term Loan B	3.28 - 3.30%	11/14/14	3,739,392	3,596,060

Willbros Group, Inc., Term Loan B	9.50%	06/30/14	1,156,297	1,173,641

				5,692,415

Oil & Gas Refining & Marketing–0.62%
Big West Oil LLC, Term Loan B	7.00%	03/31/16	1,329,426	1,350,478

CITGO Petroleum Corp.
Term Loan B	8.00%	06/24/15	2,190,597	2,295,438

Gary-Williams Energy Corp., Term Loan B	11.75%	11/13/14	910,514	892,304

Western Refining, Inc., Term Loan B	10.75%	05/30/14	1,802,308	1,852,151

				6,390,371

Oil & Gas Storage & Transportation–0.21%
Sem Group L.P., U.S. Term Loan B2	9.00%	11/30/16	2,111,662	2,145,090

Other Diversified Financial Services–0.86%
CNO Financial Group, Inc., Term Loan	7.50%	09/30/16	39,189	39,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Other Diversified Financial Services–(continued)

Fifth Third Processing Solutions LLC
Second Lien Term Loan	8.25%	11/03/17	$312,298	$319,844

Term Loan	5.50%	11/03/16	5,413,429	5,464,749

Tomkins PLC, Term Loan B	6.25%	09/29/16	3,004,030	3,038,285

				8,862,394

Packaged Foods & Meats–1.68%
DelMonte Corp.,
Term Loan(e)	—	03/08/18	2,596,074	2,615,960

Term Loan	4.50%	03/08/18	5,436,211	5,477,852

Dole Foods Co., Inc.
Term Loan B1	5.00 - 5.50%	03/02/17	691,422	698,841

Term Loan C1	5.00 - 5.50%	03/02/17	1,647,234	1,664,909

DS Waters of America, Inc., Incremental Term Loan	2.56 - 4.50%	10/27/12	5,190,697	5,119,325

Michael Foods, Inc.
Term Loan B	6.25%	06/29/16	623,188	630,354

Term Loan B	4.25%	02/25/18	297,716	300,756

Windsor Quality Foods Co., Ltd., Term Loan B	5.00%	02/16/17	913,881	920,164

				17,428,161

Paper Packaging–0.96%
Pelican Products, Inc., Term Loan	5.75%	11/30/16	1,913,429	1,930,172

Smurfit-Stone Container Corp., Term Loan	6.75%	02/22/16	7,943,602	7,998,889

				9,929,061

Paper Products–0.49%
Xerium S.A.
Austria Term Loan	6.50%	11/25/14	330,924	334,440

Canada Term Loan	6.50%	11/25/14	579,117	585,269

DIP Term Loan	6.50%	11/25/14	2,440,562	2,466,493

Germany Term Loan	6.50%	11/25/14	1,034,137	1,045,124

Italia Term Loan	6.50%	11/25/14	248,193	250,830

Second Lien Term Loan	8.25%	05/22/15	57,661	58,004

XTI Term Loan	6.50%	11/25/14	330,924	334,440

				5,074,600

Personal Products–0.16%
Topps Company Inc. (The), Term Loan B	3.06%	10/12/14	1,714,644	1,628,911

Pharmaceuticals–1.14%
Grifols, S.A., U.S. Term Loan B(e)	—	09/23/16	4,271,033	4,328,778

Nycomed US Inc.
Term Loan A1	3.51%	12/29/13	554,202	543,176

Term Loan A2	3.51%	12/29/13	1,468,895	1,439,671

Term Loan A3	3.51%	12/29/13	27,861	27,307

Term Loan A4	3.51%	12/29/13	17,748	17,395

Term Loan A5	3.51%	12/29/13	86,259	84,543

Term Loan B2	4.26%	12/29/14	2,595,894	2,556,488

Term Loan C2	4.76%	12/29/15	2,595,105	2,568,687

Quintiles Transnational Corp.
Second Lien Term Loan	4.31%	03/31/14	74,764	74,764

Term Loan B	2.31%	03/31/13	101,648	101,521

				11,742,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Publishing–2.33%
Caribe Information Investment Inc., Term Loan	2.56 - 2.57%	03/31/13	$70,518	$44,250

Cengage Learning
Term Loan(e)	—	07/03/14	1,562,500	1,496,485

Term Loan	2.55%	07/03/14	5,952,053	5,732,251

Endurance Business Media, Inc., First Lien Term Loan	6.50%	12/14/14	63,827	20,744

F & W Publications, Inc., Term Loan	7.75%	06/09/14	52,511	46,997

Gatehouse Media, Inc.
Delay Draw Term Loan	2.27%	08/28/14	616,846	273,981

Term Loan	2.52%	08/28/14	264,314	117,399

Term Loan B	2.27%	08/28/14	1,034,378	459,434

Getty Images, Inc., Acquisition Term Loan	5.25%	11/03/16	4,252,014	4,314,029

Hanley Wood LLC, Term Loan	2.56 - 2.63%	03/08/14	320,100	164,253

Interactive Data Corp., Term Loan	4.75%	02/11/18	1,874,809	1,894,392

VNU N.V., Term Loan	3.76%	05/02/16	9,485,473	9,537,833

				24,102,048

Real Estate Management & Development–0.08%
CB Richard Ellis Group, Inc., Term Loan B	3.51%	11/10/16	791,682	796,958

Research & Consulting Services–0.31%
Acosta, Inc.
Term Loan B	4.75%	03/01/18	3,190,662	3,217,783

Restaurants–0.84%
Burger King Holdings, Inc.,
Term Loan B(e)	—	10/19/16	2,750,000	2,775,222

Term Loan B	4.50 - 6.25%	10/19/16	4,608,699	4,637,895

DineEquity, Inc., Term Loan B1	4.25%	10/19/17	1,291,505	1,302,677

				8,715,794

Semiconductors–0.67%
Freescale Semiconductor, Inc.
Term Loan	4.51%	12/01/16	6,268,988	6,277,169

Microsemi Corp., Term Loan	5.00%	11/02/17	608,953	612,503

				6,889,672

Specialized Consumer Services–2.50%
Booz Allen Hamilton, Inc., Term Loan B	4.00%	08/03/17	2,300,765	2,329,525

Jacobson Corp., Term Loan B	2.77%	06/19/14	4,210,071	3,978,517

LPL Investment Holdings Inc.
Term Loan	2.01 - 2.05%	06/28/13	295,673	296,321

Term Loan	5.25%	06/28/17	4,402,917	4,438,691

ServiceMaster Company (The)
Delay Draw Term Loan	2.77%	07/24/14	562,261	555,975

Syn LOC	0.18%	07/24/14	5,000,000	4,943,750

Term Loan B	2.76 - 2.81%	07/24/14	6,387,198	6,315,788

TASC Inc., Term Loan B	5.75%	12/18/15	3,000,000	3,018,750

				25,877,317

Specialized Finance–1.35%
Citco Group Ltd. (The), Term Loan B	4.46%	06/30/14	88,147	88,587

Clarke American Corp., Term Loan B	2.76 - 2.80%	06/30/14	3,338,272	3,192,824

E.A.Viner International Co., First Lien Term Loan B	4.81%	07/31/13	17,128	16,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Specialized Finance–(continued)

MSCI Inc., Term Loan B	4.75%	06/01/16	$496,542	$500,733

Nuveen Investments, LLC
First Lien Term Loan(e)	—	05/13/17	1,090,998	1,084,861

First Lien Term Loan	5.80 - 5.81%	05/13/17	4,250,425	4,263,238

Term Loan(e)	—	11/13/14	933,718	903,955

Term Loan	3.30%	11/13/14	2,781,839	2,693,168

RJO Holdings Corp., Term Loan	6.26%	12/10/15	1,666,667	1,222,225

				13,966,548

Specialty Chemicals–2.03%
Cristal Global, Term Loan	2.55%	05/15/14	1,994,859	1,993,921

Hexion Specialty Chemicals, Inc.
Credit Linked Deposit	0.16%	05/05/13	88,902	84,012

Revolver Loan(d)	0%	05/31/11	381,000	360,045

Term Loan C5	4.06%	05/05/15	3,088,883	3,088,883

Term Loan C7	4.06%	05/05/15	4,181,184	4,170,731

Huntsman ICI Chemical LLC
Term Loan B	1.78 - 1.80%	04/21/14	3,913,752	3,905,963

Term Loan C	2.51 - 2.53%	06/30/16	3,728,525	3,737,399

MacDermid Inc., Term Loan B	2.26%	04/12/14	172,327	170,302

Nalco Co., Term Loan B1	4.50%	10/05/17	749,806	761,132

OMNOVA Solutions Inc., Term Loan	5.75%	05/31/17	2,715,239	2,752,574

				21,024,962

Specialty Stores–1.92%
Claire’s Stores, Inc., Term Loan B	3.01 - 5.00%	05/29/14	2,999,999	2,931,375

FTD, Inc., Term Loan B	6.75%	08/26/14	1,889,950	1,901,762

Gymboree Corp., Term Loan B(e)	—	02/23/18	4,014,999	4,025,687

Mattress Firm, Term Loan B	2.56%	01/18/14	302,468	286,588

Michaels Stores, Inc.
Term Loan B1	2.56 - 2.63%	10/31/13	2,404,458	2,399,770

Term Loan B2	4.81 - 4.88%	07/31/16	3,669,365	3,704,684

PETCO Animal Supplies, Inc., Term Loan B	4.50%	11/24/17	4,608,008	4,635,867

				19,885,733

Systems Software–1.57%
Bentley Systems, Inc., Term Loan B	5.75%	12/29/16	682,824	689,653

Datatel, Inc., First Lien Term Loan(e)	—	02/18/17	1,500,000	1,515,280

Datatel, Inc., First Lien Term Loan	5.00%	02/18/17	865,283	865,283

Dealer Comp-rey, Term Loan B	5.25%	04/21/17	7,311,845	7,375,166

Interactive Data Corp., Term Loan	6.75%	01/29/17	2,043,421	2,064,764

Verint Systems, Inc., Term Loan	5.25%	05/25/14	3,590,268	3,605,993

Vertafore, Inc., Term Loan	5.25%	07/29/16	147,527	148,934

				16,265,073

Technology Distributors–0.03%
Windstream Corp., Term Loan B2	3.06%	12/17/15	343,172	345,189

Textiles–0.05%
Gold ToeMoretz, LLC, First Lien Term Loan	8.50%	10/30/13	468,467	466,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Trading Companies & Distributors–0.29%
Brenntag AG
Term Loan B2	3.76 - 3.81%	01/20/14	$2,603,907	$2,631,586

U.S. Acquired Term Loan	3.76 - 3.95%	01/20/14	413,371	415,542

				3,047,128

Trucking–0.34%
Kenan Advantage Group, Inc., Term Loan B	5.50%	06/11/16	1,533,585	1,554,671

Swift Transportation Corp., Term Loan B	6.00%	12/16/16	1,974,372	1,990,414

				3,545,085

Wireless Telecommunication Services–4.21%
Asurion Corp.
First Lien Term Loan	3.26 - 3.31%	07/03/14	2,364,112	2,330,767

Second Lien Term Loan	6.76%	07/03/15	2,913,624	2,908,525

Term Loan B2(e)	—	03/31/15	2,000,000	2,030,700

Term Loan B2	6.75%	03/31/15	7,762,090	7,881,238

FairPoint Communications, Inc.
Term Loan(e)	—	01/22/16	992,079	979,846

Term Loan	6.50%	01/22/16	9,151,025	9,038,193

Global Tel*Link, Term Loan	7.25%	11/10/16	1,822,292	1,832,551

MetroPCS Communications, Inc., Term Loan B2	3.81%	11/03/16	4,957,094	4,990,802

RCN Corp., Term Loan	6.50%	08/26/16	6,009,501	6,065,059

Securus Technologies, Inc., Term Loan B	8.00%	10/31/14	3,970,000	4,029,550

U.S. TelePacific, Term Loan B	5.75%	02/23/17	1,431,418	1,435,298

				43,522,529

Total Senior Secured Floating Rate Interest Loans (Cost $1,028,083,291)				1,042,424,352

Bonds & Notes–1.46%
Airlines–0.05%
Continental Airlines Inc., Sr. Sec. Gtd. Notes(g)	6.75%	09/15/15	460,000	476,100

Commodity Chemicals–0.37%
Lyondell Chemical Co., Sr. Sec. Gtd. Notes	11.00%	05/01/18	3,385,930	3,885,355

Independent Power Producers & Energy Traders–0.60%
Calpine Corp.,
Sr. Sec. Gtd. Notes(g)	7.88%	01/15/23	3,426,258	3,537,611

Sr. Sec. Notes(g)	7.50%	02/15/21	2,577,695	2,648,582

				6,186,193

Metal & Glass Containers–0.09%
Berry Plastics Holding Corp., Sec. Gtd. Floating Rate Global Notes(h)	4.18%	09/15/14	996,000	936,240

Oil & Gas Refining & Marketing–0.29%
Western Refining, Inc., Sr. Sec. Gtd. Floating Rate Notes(g)(h)	10.75%	06/15/14	2,750,000	2,997,500

Paper Products–0.02%
Verso Paper Holdings, LLC, Series B, Sr. Sec. Gtd. Floating Rate Global Notes(h)	4.05%	08/01/14	228,000	223,440

Real Estate Management & Development–0.04%
Realogy Corp., Sr. Sec. Gtd. Notes(g)	7.88%	02/15/19	399,000	401,992

Total Bonds & Notes (Cost $14,064,047)				15,106,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Floating Rate Fund

	Shares	Value

Common Stocks & Other Equity Interests–1.21%
Aerospace & Defense–0.12%
ACTS Aero Technical Support & Services, Inc.(i)	122,977	$1,199,029

Auto Parts & Equipment–0.02%
Dayco Products, LLC(i)	3,261	185,332

Dayco Products, LLC(i)	856	48,649

		233,981

Broadcasting–0.25%
Citadel Broadcasting Corp.,–Class B(i)	1	28

ION Media Networks, Inc.(i)	4,471	2,459,050

New Vision Television(i)	1,027	0

New Vision Television(i)	5,707	0

New Vision Television–Class A(i)	8,574	159,412

		2,618,490

Building Products–0.21%
Masonite Worldwide Holdings (Canada)(i)	53,093	2,030,807

United Subcontractors, Inc.(i)	4,587	96,321

		2,127,128

Casinos & Gaming–0.02%
BLB Worldwide Holdings, Inc.(i)	18,663	186,630

Commodity Chemicals–0.33%
LyondellBasell Industries N.V., (Netherlands)–Class A(i)	89,865	3,422,059

Diversified Real Estate Activities–0.02%
Lake Las Vegas Resort,–Class A(i)	518	209,976

Lake Las Vegas Resort,–Class B(i)	4	1,674

Lake Las Vegas Resort, Warrant C, expiring 07/15/15(i)	17	0

Lake Las Vegas Resort, Warrant D, expiring 07/15/15(i)	24	0

Lake Las Vegas Resort, Warrant E, expiring 07/15/15(i)	27	0

Lake Las Vegas Resort, Warrant F, expiring 07/15/15(i)	30	0

Lake Las Vegas Resort, Warrant G, expiring 07/15/15(i)	34	0

		211,650

Diversified Support Services–0.00%
Bankruptcy Management Solutions, Inc.(i)	214	749

Bankruptcy Management Solutions, Inc.(i)	18	0

		749

Environmental & Facilities Services–0.12%
Safety-Kleen Holdco, Inc. (Acquired 12/24/03; Cost $2,062,077)(g)(i)(j)	150,812	1,206,496

Industrial Conglomerates–0.00%
CONTECH Construction Products, Inc.	60,669	3,033

Industrial Machinery–0.00%
Xerium Technologies, Inc.(i)	1,766	37,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Floating Rate Fund

	Shares	Value

Leisure Products–0.00%
True Temper Sports Inc.(i)	2,971	20,233

Marine–0.00%
US Shipping LLC(i)	87,805	0

US Shipping LLC(i)	6,189	0

		0

Oil & Gas Storage & Transportation–0.02%
Sem Group L.P.(i)	6,668	190,371

Publishing–0.00%
Endurance Business Media, Inc.(i)	124	1,235

F&W Publications, Inc.(i)	288	36

F&W Publications, Inc. Wts., expiring 12/09/17(i)	496	62

MediaNews Group, Inc.(i)	1	27

		1,360

Wireless Telecommunication Services–0.10%
FairPoint Communications, Inc.(i)	44,928	1,083,888

Total Common Stocks & Other Equity Interests (Cost $18,589,956)		12,543,013

Money Market Funds–9.75%
Liquid Assets Portfolio–Institutional Class(k)	50,437,405	50,437,405

Premier Portfolio–Institutional Class(k)	50,437,405	50,437,405

Total Money Market Funds (Cost $100,874,810)		100,874,810

TOTAL INVESTMENTS–113.16% (Cost $1,161,612,104)		1,170,948,995

OTHER ASSETS LESS LIABILITIES–(13.16%)		(136,209,471)

NET ASSETS–100.00%		$1,034,739,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Floating Rate Fund

Investment Abbreviations:

DIP	– Debtor-in-possession
Gtd.	– Guaranteed
LOC	– Letter of Credit
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Syn LOC	– Synthetic Letter of Credit
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have a expected average life of three to five years.
(d)	All or a portion of this holding is subject to unfunded loan commitments. See Note 7.
(e)	This floating rate interest will settle after February 28, 2011, at which time the interest rate will be determined.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at February 28, 2011 was $115,891, which represented 0.01% of the Fund’s Net Assets.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $11,268,281, which represented 1.09% of the Fund’s Net Assets.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(i)	Non-income producing security.
(j)	Acquired as part of a bankruptcy restructuring.
(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By credit quality rating, based on total investments
as of February 28, 2011

B	0.6%

Baa2	0.2

Baa3	0.8

Ba1	5.3

Ba2	13.7

Ba3	27.5

B1	21.1

B2	9.6

B3	1.8

CAA1	1.8

CAA2	0.3

CAA3 or lower	0.5

Not-Rated	7.0

Equity	1.1

Money Market Funds	8.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Invesco Floating Rate Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,060,737,294)	$1,070,074,185

Investments in affiliated money market funds, at value and cost	100,874,810

Total investments, at value (Cost $1,161,612,104)	1,170,948,995

Receivable for:
Investments sold	54,264,757

Fund shares sold	7,667,223

Dividends and interest	3,559,366

Investment for trustee deferred compensation and retirement plans	24,223

Other assets	116,094

Total assets	1,236,580,658

Liabilities:
Payable for:
Investments purchased	198,173,350

Fund shares reacquired	1,866,283

Dividends	1,141,798

Accrued fees to affiliates	442,367

Accrued other operating expenses	148,507

Trustee deferred compensation and retirement plans	56,051

Accrued interest, facilities and maintenance fees	12,778

Total liabilities	201,841,134

Net assets applicable to shares outstanding	$1,034,739,524

Net assets consist of:
Shares of beneficial interest	$1,046,762,295

Undistributed net investment income	910,185

Undistributed net realized gain (loss)	(22,269,847)

Unrealized appreciation	9,336,891

$1,034,739,524

Net Assets:
Class A	$512,423,040

Class C	$275,154,609

Class R	$1,528,406

Class Y	$154,319,010

Institutional Class	$91,314,459

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	65,190,432

Class C	35,161,571

Class R	194,014

Class Y	19,664,187

Institutional Class	11,617,100

Class A:
Net asset value per share	$7.86

Maximum offering price per share
(Net asset value of $7.86 divided by 97.50%)	$8.06

Class C:
Net asset value and offering price per share	$7.83

Class R:
Net asset value and offering price per share	$7.88

Class Y:
Net asset value and offering price per share	$7.85

Institutional Class:
Net asset value and offering price per share	$7.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Invesco Floating Rate Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Interest	$22,733,684

Dividends from affiliated money market funds	61,700

Total investment income	22,795,384

Expenses:
Advisory fees	2,580,307

Administrative services fees	113,995

Custodian fees	28,633

Distribution fees:
Class A	518,242

Class C	839,976

Class R	3,209

Interest, facilities and maintenance fees	73,472

Transfer agent fees — A, C, R and Y	323,192

Transfer agent fees — Institutional	1,163

Trustees’ and officers’ fees and benefits	15,474

Other	112,075

Total expenses	4,609,738

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(68,399)

Net expenses	4,541,339

Net investment income	18,254,045

Net realized gain from investment securities	16,134,780

Change in net unrealized appreciation of investment securities	23,237,803

Net realized and unrealized gain	39,372,583

Net increase in net assets resulting from operations	$57,626,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Invesco Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	February 28,	August 31,
	2011	2010

Operations:
Net investment income	$18,254,045	$27,537,634

Net realized gain	16,134,780	9,257,677

Change in net unrealized appreciation	23,237,803	10,038,366

Net increase in net assets resulting from operations	57,626,628	46,833,677

Distributions to shareholders from net investment income:
Class A	(9,038,923)	(16,089,153)

Class C	(4,320,859)	(7,057,402)

Class R	(26,483)	(35,865)

Class Y	(2,676,350)	(2,187,865)

Institutional Class	(1,466,292)	(2,198,237)

Total distributions from net investment income	(17,528,907)	(27,568,522)

Share transactions–net:
Class A	132,489,360	129,615,443

Class C	74,181,866	80,508,401

Class R	384,182	634,904

Class Y	55,204,068	72,830,983

Institutional Class	50,801,922	(3,020,369)

Net increase in net assets resulting from share transactions	313,061,398	280,569,362

Net increase in net assets	353,159,119	299,834,517

Net assets:
Beginning of period	681,580,405	381,745,888

End of period (includes undistributed net investment income of $910,185 and $185,047, respectively)	$1,034,739,524	$681,580,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Invesco Floating Rate Fund

Statement of Cash Flows

For the six months ended February 28, 2011
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$57,626,628

Adjustments to reconcile net increase in net assets to net cash provided by (used in) operating activities:
Purchases of investments	(944,197,945)

Proceeds from disposition of investments and principal payments	680,450,106

Increase in receivables and other assets	(415,189)

Amortization of premiums and accretion of discounts on investment securities	(4,535,636)

Increase in accrued expenses and other payables	99,187

Unrealized appreciation on investment securities	(23,237,804)

Net realized gain from investment securities	(16,134,779)

Net cash provided by (used in) operating activities	(250,345,432)

Cash provided by financing activities:
Dividends paid to shareholders	(5,400,955)

Proceeds from shares of beneficial interest sold	456,876,617

Decrease in payable to custodian	(37,497)

Disbursements from shares of beneficial interest reacquired	(158,890,889)

Net cash provided by financing activities	292,547,276

Net increase in cash and cash equivalents	42,201,844

Cash and cash equivalents at beginning of period	58,672,966

Cash and cash equivalents at end of period	$100,874,810

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	11,865,318

Supplemental disclosure of cash flow information:

Cash paid during the six months ended February 28, 2011 for interest, facilities and maintenance fees was $73,333.

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Floating Rate Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not

28        Invesco Floating Rate Fund

securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

29        Invesco Floating Rate Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
L.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
M.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate obligations, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.65%

Next $4.5 billion	0.60%

Next $5 billion	0.575%

Over $10 billion	0.55%

30        Invesco Floating Rate Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 1.50%, 2.00%, 1.75%, 1.25% and 1.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $66,621.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $149.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $147,026 in front-end sales commissions from the sale of Class A shares and $6,863 and $33,812 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

31        Invesco Floating Rate Fund

  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$107,450,716	$4,375,936	$1,591,171	$113,417,823

Corporate Debt Securities	—	1,053,886,672	3,644,500	1,057,531,172

Total Investments	$107,450,716	$1,058,262,608	$5,235,671	$1,170,948,995

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,629.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $1,382 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

The Fund is a party to a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (1) $50,000,000, or (2) the limits set by its prospectus for borrowings. The Fund is charged a commitment fee of 0.15% on the unused balance of the committed line and an up front fee 0.07% on the aggregate commitment. Prior to October 25, 2010, the commitment fee was 0.03%.
  Also, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Unfunded Loan Commitments

As of February 28, 2011, the Fund had unfunded loan commitments of $9,315,653, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

		Unfunded
Borrower		Commitments

Aero Technology Supply	Revolver Loan	$272,218

Bausch & Lomb Inc.	Revolver Loan	1,298,800

Delta Air Lines, Inc.	Revolver Loan	1,455,000

Delta Air Lines, Inc.	Revolver Loan	1,949,170

HCA, Inc.	Revolver Loan	1,067,541

Hexion Specialty Chemicals, Inc.	Revolver Loan	360,045

Key Safety Systems, Inc.	Revolver Loan	115,199

Lake Las Vegas Resort	Revolver Loan	73,889

Nuance Communications, Inc.	Revolver Loan	115,555

Pinnacle Foods Group, Inc. (Aurora Foods)	Revolver Loan	920,000

SunGuard Data Systems, Inc.	Revolver Loan	1,354,707

SUPERVALU Inc.	Term Loan C	333,529

		$9,315,653

32        Invesco Floating Rate Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2011	$10,298,295

August 31, 2012	2,745,717

August 31, 2013	5,482,284

August 31, 2014	2,498,917

August 31, 2016	1,685,685

August 31, 2017	13,482,530

Total capital loss carryforward	$36,193,428

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $1,015,689,817 and $656,920,548, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$22,574,271

Aggregate unrealized (depreciation) of investment securities	(15,419,363)

Net unrealized appreciation of investment securities	$7,154,908

Cost of investments for tax purposes is $1,163,794,087.

33        Invesco Floating Rate Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	28,752,266	$222,339,283	38,559,170	$287,610,728

Class C	12,245,954	94,232,257	15,356,905	113,997,965

Class R	53,660	413,264	89,309	674,242

Class Y	10,902,404	84,325,296	13,290,665	99,476,271

Institutional Class	7,622,750	58,721,848	950,425	7,085,241

Issued as reinvestment of dividends:
Class A	817,396	6,326,522	1,644,780	12,202,545

Class C	355,831	2,739,722	669,964	4,944,909

Class R	3,008	23,306	4,552	33,848

Class Y	112,755	867,711	212,445	1,578,879

Institutional Class	166,263	1,283,596	294,492	2,178,827

Reacquired:(b)
Class A	(12,481,340)	(96,176,445)	(22,928,890)	(170,197,830)

Class C	(2,972,845)	(22,790,113)	(5,231,659)	(38,434,473)

Class R	(6,830)	(52,388)	(9,775)	(73,186)

Class Y	(3,879,759)	(29,988,939)	(3,826,963)	(28,224,167)

Institutional Class	(1,199,864)	(9,203,522)	(1,679,345)	(12,284,437)

Net increase in share activity	40,491,649	$313,061,398	37,396,075	$280,569,362

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $59,391 and $51,484 allocated among the classes based on relative net assets of each class for the six months ended February 28, 2011 and the year ended August 31, 2010, respectively.

34        Invesco Floating Rate Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
				Net gains						to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends				net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	of period(a)	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 02/28/11	$7.47	$0.17	(d)	$0.39	$0.56	$(0.17)	$7.86	7.53%	$512,423	1.03	%(e)(f)	1.05	%(e)(f)	4.53	%(e)(f)	79%
Year ended 08/31/10	7.09	0.40	(d)	0.39 (g)	0.79	(0.41)	7.47	11.28 (g)	359,476	1.12	(f)	1.14	(f)	5.34	(f)	106
Year ended 08/31/09	7.99	0.41	(d)	(0.89)	(0.48)	(0.42)	7.09	(4.97)	218,448	1.24	(f)	1.25	(f)	6.50	(f)	52
Year ended 08/31/08	8.67	0.53	(d)	(0.68)	(0.15)	(0.53)	7.99	(1.80)	141,803	1.36	(f)	1.37	(f)	6.36	(f)	66
Year ended 08/31/07	9.06	0.60	(d)	(0.39)	0.21	(0.60)	8.67	2.28	220,449	1.29	(f)	1.30	(f)	6.65	(f)	117
Eight months ended 08/31/06	9.04	0.37	(d)	0.02	0.39	(0.37)	9.06	4.32	155,953	1.58	(f)(h)	1.86	(f)(h)	6.06	(f)(h)	54
Year ended 12/31/05	9.02	0.43		0.01	0.44	(0.42)	9.04	5.00	159,206	2.04	(f)	2.17	(f)	4.69	(f)	56

Class C
Six months ended 02/28/11	7.44	0.15	(d)	0.39	0.54	(0.15)	7.83	7.28	275,155	1.53	(e)(f)	1.55	(e)(f)	4.03	(e)(f)	79
Year ended 08/31/10	7.06	0.36	(d)	0.39 (g)	0.75	(0.37)	7.44	10.75 (g)	189,966	1.62	(f)	1.64	(f)	4.84	(f)	106
Year ended 08/31/09	7.97	0.38	(d)	(0.90)	(0.52)	(0.39)	7.06	(5.61)	103,975	1.74	(f)	1.75	(f)	6.00	(f)	52
Year ended 08/31/08	8.65	0.48	(d)	(0.68)	(0.20)	(0.48)	7.97	(2.31)	68,452	1.86	(f)	1.87	(f)	5.86	(f)	66
Year ended 08/31/07	9.04	0.56	(d)	(0.39)	0.17	(0.56)	8.65	1.76	81,479	1.79	(f)	1.80	(f)	6.15	(f)	117
Eight months ended 08/31/06	9.02	0.34	(d)	0.02	0.36	(0.34)	9.04	4.05	44,853	1.97	(f)(h)	2.36	(f)(h)	5.67	(f)(h)	54
Year ended 12/31/05	8.99	0.40		0.03	0.43	(0.40)	9.02	4.85	47,624	2.29	(f)	2.67	(f)	4.44	(f)	56

Class R
Six months ended 02/28/11	7.49	0.17	(d)	0.38	0.55	(0.16)	7.88	7.38	1,528	1.28	(e)(i)	1.30	(e)(i)	4.28	(e)(i)	79
Year ended 08/31/10	7.10	0.39	(d)	0.39 (g)	0.78	(0.39)	7.49	11.15 (g)	1,080	1.37	(i)	1.39	(i)	5.09	(i)	106
Year ended 08/31/09	8.00	0.40	(d)	(0.89)	(0.49)	(0.41)	7.10	(5.19)	427	1.49	(i)	1.50	(i)	6.25	(i)	52
Year ended 08/31/08	8.66	0.51	(d)	(0.66)	(0.15)	(0.51)	8.00	(1.81)	330	1.61	(i)	1.62	(i)	6.11	(i)	66
Year ended 08/31/07	9.06	0.58	(d)	(0.40)	0.18	(0.58)	8.66	1.91	278	1.54	(i)	1.55	(i)	6.40	(i)	117
Period ended 08/31/06(j)	9.11	0.21	(d)	(0.05)	0.16	(0.21)	9.06	1.80	78	1.53	(h)(i)	1.53	(h)(i)	6.11	(h)(i)	54

Class Y
Six months ended 02/28/11	7.46	0.18	(d)	0.39	0.57	(0.18)	7.85	7.67	154,319	0.78	(e)(i)	0.80	(e)(i)	4.78	(e)(i)	79
Year ended 08/31/10	7.07	0.42	(d)	0.39 (g)	0.81	(0.42)	7.46	11.72 (g)	93,479	0.87	(i)	0.89	(i)	5.59	(i)	106
Period ended 08/31/09(j)	7.29	0.41	(d)	(0.24)	0.17	(0.39)	7.07	3.48	20,176	1.00	(h)(i)	1.00	(h)(i)	6.74	(h)(i)	52

Institutional Class
Six months ended 02/28/11	7.47	0.19	(d)	0.38	0.57	(0.18)	7.86	7.71	91,314	0.70	(e)(i)	0.72	(e)(i)	4.86	(e)(i)	79
Year ended 08/31/10	7.09	0.42	(d)	0.39 (g)	0.81	(0.43)	7.47	11.65 (g)	37,580	0.79	(i)	0.81	(i)	5.67	(i)	106
Year ended 08/31/09	7.99	0.44	(d)	(0.89)	(0.45)	(0.45)	7.09	(4.62)	38,720	0.88	(i)	0.89	(i)	6.86	(i)	52
Year ended 08/31/08	8.67	0.56	(d)	(0.68)	(0.12)	(0.56)	7.99	(1.46)	50,786	1.01	(i)	1.02	(i)	6.71	(i)	66
Year ended 08/31/07	9.06	0.63	(d)	(0.39)	0.24	(0.63)	8.67	2.62	48,138	0.95	(i)	0.96	(i)	6.99	(i)	117
Period ended 08/31/06(j)	9.11	0.23	(d)	(0.05)	0.18	(0.23)	9.06	2.00	24,335	0.98	(h)(i)	0.98	(h)(i)	6.66	(h)(i)	54

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $418,029, $225,850, $1,294, $117,254 and $63,136 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Ratio includes line of credit fees of 0.02% (annualized), 0.02%, 0.02%, 0.06%, 0.02%, 0.01% (annualized) and 0.54% for the six months ended February 28, 2011 and the years ended August 31, 2010, August 31, 2009, August 31, 2008, August 31, 2007, the eight months ended August 31, 2006 and the year ended December 31, 2005, respectively.
(g)	Includes the impact of the valuation policy on Corporate Loans effective January 1, 2010. Had the policy change not occurred, Net gains on securities (both realized and unrealized) per share would have been $0.33, $0.33, $0.33, $0.33 and $0.33 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively and total returns would have been lower.
(h)	Annualized.
(i)	Ratio includes line of credit fees of 0.02% (annualized), 0.02%, 0.02%, 0.06%, 0.02% and 0.01% (annualized) for the six months ended February 28, 2011 and the years ended August 31, 2010, August 31, 2009, August 31, 2008, August 31, 2007 and the eight months ended August 31, 2006, respectively.
(j)	Commencement date of April 13, 2006 for Class R and Institutional Class shares and October 3, 2008 for Class Y shares.

35        Invesco Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,075.30	$5.30	$1,019.69	$5.16	1.03%

C	1,000.00	1,071.50	7.86	1,017.21	7.65	1.53

R	1,000.00	1,073.80	6.58	1,018.45	6.41	1.28

Y	1,000.00	1,076.70	4.02	1,020.93	3.91	0.78

Institutional	1,000.00	1,077.10	3.61	1,021.32	3.51	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

36        Invesco Floating Rate Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

FLR-SAR-1	Invesco Distributors, Inc.

Invesco Fundamental Value Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: FVFAX ▪ B: FVFBX ▪ C: FVFCX ▪ Y: FVFDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	26.19%

Class B Shares	26.05

Class C Shares	25.68

Class Y Shares	26.29

S&P 500 Index▼ (Broad Market Index)	27.73

Russell 1000 Value Index▼ (Style-Specific Index)	26.30

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	26.47

▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Fundamental Value Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable
sales charges

Class A Shares

Inception (10/29/02)	7.62%

5 Years	2.06

1 Year	11.11

Class B Shares

Inception (10/29/02)	8.12%

5 Years	2.95

1 Year	12.31

Class C Shares

Inception (10/29/02)	7.56%

5 Years	2.45

1 Year	15.69

Class Y Shares

Inception (10/29/02)	8.60%

5 Years	3.45

1 Year	17.85
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Fundamental Value Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Fundamental Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, and Class Y shares was 1.53%, 1.56%, 2.28% and 1.28%, respectively.

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (10/29/02)	6.93%

5 Years	1.29

1 Year	4.48

Class B Shares

Inception (10/29/02)	7.43%

5 Years	2.17

1 Year	5.36

Class C Shares

Inception (10/29/02)	6.89%

5 Years	1.67

1 Year	8.64

Class Y Shares

Inception (10/29/02)	7.93%

5 Years	2.67

1 Year	10.82
The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Fundamental Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.

4	Invesco Fundamental Value Fund

Schedule of Investments

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.95%(a)
Asset Management & Custody Banks–0.71%
State Street Corp.	7,017	$313,800

Cable & Satellite–3.45%
Time Warner Cable Inc.	20,965	1,513,254

Communications Equipment–1.55%
Cisco Systems, Inc.(b)	36,735	681,802

Computer Hardware–2.86%
Dell Inc.(b)	28,854	456,759

Hewlett-Packard Co.	18,291	798,036

		1,254,795

Consumer Electronics–1.49%
Sony Corp.–ADR (Japan)	17,771	654,684

Diversified Banks–1.18%
Wells Fargo & Co.	16,082	518,805

Diversified Chemicals–0.95%
Dow Chemical Co. (The)	11,277	419,053

Drug Retail–1.45%
Walgreen Co.	14,712	637,618

Electric Utilities–3.48%
American Electric Power Co., Inc.	24,969	893,391

Entergy Corp.	4,165	296,548

FirstEnergy Corp.	8,796	336,887

		1,526,826

Food Distributors–1.01%
Sysco Corp.	15,952	443,306

Health Care Distributors–0.92%
Cardinal Health, Inc.	9,690	403,492

Health Care Equipment–1.85%
Covidien PLC (Ireland)	15,832	814,556

Home Improvement Retail–1.63%
Home Depot, Inc. (The)	19,148	717,476

Household Products–1.72%
Procter & Gamble Co. (The)	12,004	756,852

Human Resource & Employment Services–0.98%
Manpower Inc.	6,766	429,641

Industrial Conglomerates–5.95%
General Electric Co.	88,521	1,851,859

Tyco International Ltd.	16,847	763,843

		2,615,702

Industrial Machinery–1.30%
Dover Corp.	8,918	572,981

Insurance Brokers–3.62%
Marsh & McLennan Cos., Inc.	52,278	1,591,342

Integrated Oil & Gas–8.15%
Exxon Mobil Corp.	8,186	700,149

Hess Corp.	5,152	448,379

Occidental Petroleum Corp.	13,389	1,365,276

Royal Dutch Shell PLC–ADR (United Kingdom)	14,749	1,065,615

		3,579,419

Internet Software & Services–2.70%
eBay Inc.(b)	35,398	1,186,010

Investment Banking & Brokerage–3.01%
Charles Schwab Corp. (The)	38,945	738,787

Morgan Stanley	19,590	581,431

		1,320,218

Managed Health Care–1.27%
UnitedHealth Group Inc.	13,114	558,394

Movies & Entertainment–4.82%
Time Warner Inc.	26,958	1,029,796

Viacom Inc.–Class B	24,358	1,087,828

		2,117,624

Office Services & Supplies–1.51%
Avery Dennison Corp.	16,563	661,195

Oil & Gas Equipment & Services–1.73%
Schlumberger Ltd.	8,152	761,560

Oil & Gas Exploration & Production–4.01%
Anadarko Petroleum Corp.	13,849	1,133,264

Devon Energy Corp.	6,849	626,272

		1,759,536

Other Diversified Financial Services–7.43%
Bank of America Corp.	51,870	741,223

Citigroup Inc.(b)	101,084	473,073

JPMorgan Chase & Co.	43,864	2,048,010

		3,262,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Fundamental Value Fund

	Shares	Value

Packaged Foods & Meats–2.97%
Kraft Foods Inc.–Class A	24,031	$765,147

Unilever NV–New York Shares (Netherlands)	17,895	541,145

		1,306,292

Personal Products–0.96%
Avon Products, Inc.	15,085	419,514

Pharmaceuticals–5.22%
Abbott Laboratories	6,147	295,671

Bristol-Myers Squibb Co.	28,591	737,934

Merck & Co., Inc.	8,831	287,625

Pfizer Inc.	20,799	400,173

Roche Holding AG–ADR (Switzerland)	15,137	570,416

		2,291,819

Property & Casualty Insurance–1.03%
Chubb Corp. (The)	7,421	450,306

Regional Banks–3.65%
BB&T Corp.	9,668	266,837

Fifth Third Bancorp	32,324	471,930

PNC Financial Services Group, Inc.	13,994	863,430

		1,602,197

Semiconductors–1.10%
Intel Corp.	22,550	484,149

Systems Software–1.16%
Microsoft Corp.	19,236	511,293

Wireless Telecommunication Services–2.13%
Vodafone Group PLC–ADR (United Kingdom)	32,718	936,389

Total Common Stocks & Other Equity Interests (Cost $31,085,352)		39,074,206

	Principal
	Amount
Bonds & Notes–6.69%
Advertising–0.40%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Putable Notes, 4.25%, 03/15/23	$146,000	174,470

Biotechnology–2.28%
Amgen Inc.–Series B, Sr. Unsec. Conv. Notes, 0.38%, 02/01/13	1,000,000	1,003,750

Communications Equipment–1.29%
JDS Uniphase Corp., Sr. Unsec. Conv. Putable Notes, 1.00%, 05/15/26(c)	500,000	565,000

Computer Storage & Peripherals–0.66%
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	293,000	288,239

Construction & Farm Machinery & Heavy Trucks–0.12%
Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	39,000	54,697

Health Care Services–0.21%
Omnicare Inc.–Series OCR, Sr. Unsec. Gtd. Conv. Putable Deb., 3.25%, 12/15/35	100,000	92,750

Life Sciences Tools & Services–1.06%
Life Technologies Corp., Sr. Unsec. Conv. Putable Notes, 1.50%, 02/15/24	400,000	467,000

Oil & Gas Equipment & Services–0.37%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.25%, 12/15/25	163,000	162,796

Semiconductors–0.30%
Micron Technology, Inc., Sr. Unsec. Conv. Notes, 1.88%, 06/01/14	122,000	131,150

Total Bonds & Notes (Cost $2,596,602)		2,939,852

	Shares
Preferred Stocks–2.87%
Health Care Facilities–0.60%
HealthSouth Corp., 6.50% Conv. Pfd.(c)	250	263,813

Multi-Utilities–2.27%
CenterPoint Energy, Inc., 0.31% Conv. Pfd.(b)	28,000	997,640

Total Preferred Stocks (Cost $909,345)		1,261,453

Money Market Funds–1.65%
Liquid Assets Portfolio–Institutional Class(d)	362,922	362,922

Premier Portfolio–Institutional Class(d)	362,921	362,921

Total Money Market Funds (Cost $725,843)		725,843

TOTAL INVESTMENTS–100.16% (Cost $35,317,142)		44,001,354

OTHER ASSETS LESS LIABILITIES–(0.16)%		(69,811)

NET ASSETS–100.00%		$43,931,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Fundamental Value Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Pfd.	– Preferred
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $828,813, which represented 1.89% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of February 28, 2011

Financials	20.6%

Energy	14.3

Health Care	13.4

Consumer Discretionary	11.8

Information Technology	11.6

Industrials	9.9

Consumer Staples	8.1

Utilities	5.7

Telecommunication Services	2.1

Materials	1.0

Money Market Funds Plus Other Assets Less Liabilities	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Fundamental Value Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $34,591,299)	$43,275,511

Investments in affiliated money market funds, at value and cost	725,843

Total investments, at value (Cost $35,317,142)	44,001,354

Receivable for:
Fund shares sold	15,798

Dividends and interest	116,248

Investment for trustee deferred compensation and retirement plans	1,131

Other assets	20,095

Total assets	44,154,626

Liabilities:
Payable for:
Fund shares reacquired	129,506

Accrued fees to affiliates	45,908

Accrued other operating expenses	46,435

Trustee deferred compensation and retirement plans	1,234

Total liabilities	223,083

Net assets applicable to shares outstanding	$43,931,543

Net assets consist of:
Shares of beneficial interest	$37,071,744

Undistributed net investment income	75,900

Undistributed net realized gain (loss)	(1,900,312)

Unrealized appreciation	8,684,211

$43,931,543

Net Assets:
Class A	$14,819,771

Class B	$25,037,701

Class C	$3,757,938

Class Y	$316,133

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	1,284,350

Class B	2,190,535

Class C	329,358

Class Y	27,438

Class A:
Net asset value per share	$11.54

Maximum offering price per share
(Net asset value of $11.54 divided by 94.50%)	$12.21

Class B:
Net asset value and offering price per share	$11.43

Class C:
Net asset value and offering price per share	$11.41

Class Y:
Net asset value and offering price per share	$11.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Fundamental Value Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,722)	$423,496

Dividends from affiliated money market funds	617

Interest	34,251

Total investment income	458,364

Expenses:
Advisory fees	138,897

Administrative services fees	24,795

Custodian fees	3,811

Distribution fees:
Class A	17,179

Class B	60,382

Class C	17,173

Transfer agent fees	38,998

Trustees’ and officers’ fees and benefits	10,975

Registration and filing fees	24,929

Reports to shareholders	19,525

Professional services fees	19,061

Other	4,527

Total expenses	380,252

Less: Fees waived and expense offset arrangement(s)	(988)

Net expenses	379,264

Net investment income	79,100

Net realized gain from investment securities	1,585,692

Change in net unrealized appreciation of investment securities	7,916,512

Net realized and unrealized gain	9,502,204

Net increase in net assets resulting from operations	$9,581,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Fundamental Value Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Six months ended	Eleven months ended	Year ended
	February 28,	August 31,	September 30,
	2011	2010	2009

Operations:
Net investment income	$79,100	$265,523	$558,342

Net realized gain (loss)	1,585,692	2,607,749	(5,913,268)

Change in net unrealized appreciation (depreciation)	7,916,512	(4,161,805)	673,423

Net increase (decrease) in net assets resulting from operations	9,581,304	(1,288,533)	(4,681,503)

Distributions to shareholders from net investment income:
Class A	(98,427)	(182,411)	(305,854)

Class B	(165,200)	(362,022)	(651,479)

Class C	(663)	(15,905)	(52,518)

Class Y	(2,849)	(4,507)	(5,596)

Total distributions from net investment income	(267,139)	(564,845)	(1,015,447)

Distributions to shareholders from net realized gains:
Class A	—	—	(817,700)

Class B	—	—	(1,623,014)

Class C	—	—	(214,173)

Class Y	—	—	(13,107)

Total distributions from net realized gains	—	—	(2,667,994)

Share transactions–net:
Class A	(762,655)	(2,146,576)	(1,290,423)

Class B	(3,425,719)	(5,813,953)	(4,826,261)

Class C	(113,830)	(684,650)	(233,774)

Class Y	(35,105)	92,477	(26,930)

Net increase (decrease) in net assets resulting from share transactions	(4,337,309)	(8,552,702)	(6,377,388)

Net increase (decrease) in net assets	4,976,856	(10,406,080)	(14,742,332)

Net assets:
Beginning of period	38,954,687	49,360,767	64,103,099

End of period (includes undistributed net investment income of $75,900, $263,939 and $563,261, respectively)	$43,931,543	$38,954,687	$49,360,767

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Fundamental Value Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide total return.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no

10        Invesco Fundamental Value Fund

longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11        Invesco Fundamental Value Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
I.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.67%

Over $500 million	0.62%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such

12        Invesco Fundamental Value Fund

Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.65%, 2.40%, 2.40% and 1.40%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $812.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $675 in front-end sales commissions from the sale of Class A shares and $0, $1,764 and $216 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13        Invesco Fundamental Value Fund

  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$39,229,632	$1,831,869	$—	$41,061,501

Corporate Debt Securities	—	2,939,853	—	2,939,853

	$39,229,632	$4,771,722	$—	$44,001,354

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $788 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$920,802

August 31, 2018	2,531,929

Total capital loss carryforward	$3,452,731

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $2,561,413 and $7,253,089, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,311,084

Aggregate unrealized (depreciation) of investment securities	(660,145)

Net unrealized appreciation of investment securities	$8,650,939

Cost of investments for tax purposes is $35,350,415.

14        Invesco Fundamental Value Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Eleven months ended		Year ended
	February 28, 2011		August 31, 2010		September 30, 2009
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	58,217	$632,416	1,357,993	$12,990,847	285,610	$2,306,144

Class B	26,909	281,253	1,300,362	12,184,831	291,917	2,294,118

Class C	19,581	211,920	28,761	284,911	62,444	497,765

Class Y	645	6,502	15,486	155,453	3,307	26,642

Issued as reinvestment of dividends:
Class A	7,853	83,873	18,337	179,701	144,994	1,113,553

Class B	13,596	143,844	36,383	354,006	293,648	2,237,597

Class C	55	579	1,585	15,389	34,579	263,144

Class Y	252	2,685	461	4,507	2,438	18,703

Reacquired:
Class A	(140,234)	(1,478,944)	(1,613,951)	(15,317,124)	(597,635)	(4,710,120)

Class B	(376,076)	(3,850,816)	(1,918,187)	(18,352,790)	(1,177,436)	(9,357,976)

Class C	(31,223)	(326,329)	(100,487)	(984,950)	(128,874)	(994,683)

Class Y	(4,586)	(44,292)	(6,676)	(67,483)	(10,444)	(72,275)

Net increase (decrease) in share activity	(425,011)	$(4,337,309)	(879,933)	$(8,552,702)	(795,452)	$(6,377,388)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 80% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

15        Invesco Fundamental Value Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	return(b)	(000s omitted)	absorbed(c)		absorbed(c)		net assets(c)		turnover(d)

Class A
Six months ended 02/28/11	$9.21	$0.03	$2.38	$2.41	$(0.08)	$—	$(0.08)	$11.54	26.19%	$14,820	1.63	%(e)	1.63	%(e)	0.58	%(e)	7%
Eleven months ended 08/31/10	9.66	0.06	(0.39)	(0.33)	(0.12)	—	(0.12)	9.21	(3.52)	12,509	1.51		1.51		0.69		16
Year ended 08/31/09	10.85	0.10	(0.66)	(0.56)	(0.17)	(0.46)	(0.63)	9.66	(3.61)	15,418	1.65		1.65		1.23		57
Year ended 08/31/08	14.25	0.13	(2.24)	(2.11)	(0.18)	(1.11)	(1.29)	10.85	(16.08)	19,137	1.38		1.38		1.09		16
Year ended 08/31/07	14.29	0.17	1.43	1.60	(0.16)	(1.48)	(1.64)	14.25	11.81	30,067	1.30		1.30		1.24		25
Year ended 08/31/06	14.32	0.15	1.29	1.44	(0.12)	(1.35)	(1.47)	14.29	10.95	36,955	1.34		1.34		1.06		28
Year ended 08/31/05	13.10	0.13	2.14	2.27	(0.11)	(0.94)	(1.05)	14.32	17.99	36,759	1.36		1.36		0.93		37

Class B
Six months ended 02/28/11	9.13	0.01	2.36	2.37	(0.07)	—	(0.07)	11.43	26.05	25,038	1.88	(e)	1.88	(e)	0.33	(e)	7
Eleven months ended 08/31/10	9.60	0.06	(0.41)	(0.35)	(0.12)	—	(0.12)	9.13	(3.70)	23,065	1.54		1.54		0.66		16
Year ended 08/31/09	10.79	0.11	(0.65)	(0.54)	(0.19)	(0.46)	(0.65)	9.60	(3.47)	29,818	1.57		1.57		1.31		57
Year ended 08/31/08	14.19	0.14	(2.23)	(2.09)	(0.20)	(1.11)	(1.31)	10.79	(16.03)	39,935	1.28		1.28		1.19		16
Year ended 08/31/07	14.23	0.19	1.42	1.61	(0.17)	(1.48)	(1.65)	14.19	11.98	64,470	1.20		1.20		1.34		25
Year ended 08/31/06	14.17	0.16	1.29	1.45	(0.04)	(1.35)	(1.39)	14.23	11.07	59,807	1.19		1.19		1.21		28
Year ended 08/31/05	12.98	0.03	2.13	2.16	(0.03)	(0.94)	(0.97)	14.17	17.27	67,448	2.03		2.03		0.26		37

Class C
Six months ended 02/28/11	9.08	(0.01)	2.34	2.33	(0.00)	—	(0.00)	11.41	25.68	3,758	2.38	(e)	2.38	(e)	(0.17	)(e)	7
Eleven months ended 08/31/10	9.52	(0.01)	(0.39)	(0.40)	(0.04)	—	(0.04)	9.08	(4.20)	3,095	2.26		2.26		(0.06)		16
Year ended 08/31/09	10.71	0.04	(0.66)	(0.62)	(0.11)	(0.46)	(0.57)	9.52	(4.39)	3,914	2.40		2.40		0.48		57
Year ended 08/31/08	14.07	0.04	(2.21)	(2.17)	(0.08)	(1.11)	(1.19)	10.71	(16.64)	4,743	2.11		2.11		0.36		16
Year ended 08/31/07	14.13	0.07	1.41	1.48	(0.06)	(1.48)	(1.54)	14.07	11.03	6,551	2.02		2.02		0.52		25
Year ended 08/31/06	14.19	0.05	1.27	1.32	(0.03)	(1.35)	(1.38)	14.13	10.08	7,195	2.05		2.05		0.35		28
Year ended 08/31/05	12.99	0.04	2.13	2.17	(0.03)	(0.94)	(0.97)	14.19	17.29	6,024	1.98		1.98		0.31		37

Class Y
Six months ended 02/28/11	9.21	0.04	2.37	2.41	(0.10)	—	(0.10)	11.52	26.29	316	1.38	(e)	1.38	(e)	0.83	(e)	7
Eleven months ended 08/31/10	9.66	0.09	(0.40)	(0.31)	(0.14)	—	(0.14)	9.21	(3.30)	287	1.26		1.26		0.94		16
Year ended 08/31/09	10.86	0.12	(0.66)	(0.54)	(0.20)	(0.46)	(0.66)	9.66	(3.40)	211	1.40		1.40		1.48		57
Year ended 08/31/08	14.28	0.17	(2.26)	(2.09)	(0.22)	(1.11)	(1.33)	10.86	(15.92)	288	1.13		1.13		1.34		16
Year ended 08/31/07	14.31	0.21	1.43	1.64	(0.19)	(1.48)	(1.67)	14.28	12.12	1,499	1.06		1.06		1.48		25
Year ended 08/31/06	14.34	0.18	1.29	1.47	(0.15)	(1.35)	(1.50)	14.31	11.17	1,565	1.10		1.10		1.30		28
Year ended 08/31/05	13.13	0.16	2.15	2.31	(0.16)	(0.94)	(1.10)	14.34	18.31	1,548	1.11		1.11		1.18		37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios for all classes was less than 0.005% for the eleven months ended 2010 and for the years ended 2009, 2008, 2007 and 2006, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $13,857, $24,194, $3,463 and $291 for Class A, Class B, Class C and Class Y shares, respectively.

NOTE 10—Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Core Plus Bond Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

16        Invesco Fundamental Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
Class A	$1,000.00	$1,261.90	$9.14	$1,016.71	$8.15	1.63%

Class B	1,000.00	1,260.50	10.31	1,015.67	9.20	1.84

Class C	1,000.00	1,256.80	13.32	1,012.99	11.88	2.38

Class Y	1,000.00	1,262.90	7.74	1,017.95	6.90	1.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Fundamental Value Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-FVAL-SAR-1	Invesco Distributors, Inc.

Invesco Large Cap Relative Value Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: IVABX ▪ B: IVAHX ▪ C: IVAKX ▪ Y: MSIVX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	28.27%

Class B Shares	27.76

Class C Shares	27.87

Class Y Shares	28.39

S&P 500 Index▼ (Broad Market Index)	27.73

Russell 1000 Value Index▼ (Style-Specific Index)	26.30

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	26.47

▼	Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2          Invesco Large Cap Relative Value Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable
sales charges

Class A Shares

Inception (1/2/96)		7.54%

10	Years	3.25

5	Years	2.19

1	Year	12.51

Class B Shares

10	Years	3.21%

5	Years	2.20

1	Year	13.02

Class C Shares

10	Years	3.06%

5	Years	2.58

1	Year	17.13

Class Y Shares

Inception (1/31/90)		9.27%

10	Years	4.08

5	Years	3.61

1	Year	19.30
Effective June 1, 2010, Class I and Class P shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class Y and Class A shares, respectively, of Invesco Large Cap Relative Value Fund. Returns shown above for Class Y and Class A shares are blended returns of the predecessor fund and Invesco Large Cap Relative Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Class B and Class C shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class P shares, restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares, respectively. Class B and Class C share performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class P shares was January 2, 1996.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (1/2/96)		7.16%

10	Years	2.64

5	Years	1.29

1	Year	6.11

Class B Shares

10	Years	2.61%

5	Years	1.31

1	Year	6.41

Class C Shares

10	Years	2.45%

5	Years	1.67

1	Year	10.41

Class Y Shares

Inception (1/31/90)		9.00%

10	Years	3.49

5	Years	2.70

1	Year	12.56
deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.92%, 1.67%, 1.67% and 0.67%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3           Invesco Large Cap Relative Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us. Sincerely,
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4          Invesco Large Cap Relative Value Fund

Schedule of Investments

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.51%(a)
Air Freight & Logistics–0.47%
FedEx Corp.	5,761	$518,605

Asset Management & Custody Banks–1.00%
State Street Corp.	25,065	1,120,907

Automobile Manufacturers–0.94%
Ford Motor Co.(b)	34,350	516,968

General Motors Co.(b)	15,848	531,383

		1,048,351

Cable & Satellite–3.22%
Comcast Corp.–Class A	81,842	2,108,250

Time Warner Cable Inc.	20,616	1,488,063

		3,596,313

Communications Equipment–0.87%
Cisco Systems, Inc.(b)	52,075	966,512

Computer Hardware–2.71%
Dell Inc.(b)	90,178	1,427,518

Hewlett-Packard Co.	36,566	1,595,374

		3,022,892

Consumer Electronics–1.08%
Sony Corp.–ADR (Japan)	32,566	1,199,731

Data Processing & Outsourced Services–1.20%
Western Union Co.	60,838	1,337,828

Diversified Banks–1.53%
U.S. Bancorp	24,634	683,101

Wells Fargo & Co.	31,889	1,028,739

		1,711,840

Diversified Chemicals–1.82%
Dow Chemical Co. (The)	27,571	1,024,538

PPG Industries, Inc.	11,326	1,000,992

		2,025,530

Diversified Support Services–0.49%
Cintas Corp.	19,496	548,228

Drug Retail–1.52%
Walgreen Co.	39,226	1,700,055

Electric Utilities–3.58%
American Electric Power Co., Inc.	56,864	2,034,594

Edison International	16,237	602,718

Entergy Corp.	8,702	619,582

FirstEnergy Corp.	19,151	733,483

		3,990,377

Food Distributors–0.98%
Sysco Corp.	39,376	1,094,259

Health Care Distributors–0.66%
Cardinal Health, Inc.	17,750	739,110

Health Care Equipment–0.91%
Covidien PLC (Ireland)	7,633	392,718

Medtronic, Inc.	15,562	621,235

		1,013,953

Home Improvement Retail–1.36%
Home Depot, Inc. (The)	40,576	1,520,383

Household Products–2.09%
Energizer Holdings, Inc.(b)	3,023	202,027

Procter & Gamble Co. (The)	33,822	2,132,477

		2,334,504

Human Resource & Employment Services–1.11%
Manpower Inc.	10,955	695,642

Robert Half International, Inc.	16,971	541,375

		1,237,017

Industrial Conglomerates–6.00%
General Electric Co.	214,381	4,484,851

Tyco International Ltd. (Switzerland)	48,742	2,209,962

		6,694,813

Industrial Machinery–1.45%
Dover Corp.	7,509	482,453

Ingersoll-Rand PLC (Ireland)	25,145	1,139,069

		1,621,522

Insurance Brokers–2.76%
Marsh & McLennan Cos., Inc.	101,014	3,074,866

Integrated Oil & Gas–8.06%
ConocoPhillips	10,620	826,979

Exxon Mobil Corp.	14,668	1,254,554

Hess Corp.	23,087	2,009,262

Occidental Petroleum Corp.	26,573	2,709,649

Royal Dutch Shell PLC–ADR (United Kingdom)	30,282	2,187,874

		8,988,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Large Cap Relative Value Fund

	Shares	Value

Integrated Telecommunication Services–1.06%
Verizon Communications Inc.	31,933	$1,178,966

Internet Software & Services–3.22%
eBay Inc.(b)	73,184	2,452,030

Yahoo! Inc.(b)	69,446	1,138,914

		3,590,944

Investment Banking & Brokerage–2.96%
Charles Schwab Corp. (The)	87,284	1,655,777

Morgan Stanley	55,544	1,648,546

		3,304,323

IT Consulting & Other Services–0.87%
Amdocs Ltd. (Guernsey)(b)	32,600	972,784

Life & Health Insurance–0.81%
Principal Financial Group, Inc.	26,258	899,599

Managed Health Care–1.97%
UnitedHealth Group Inc.	51,586	2,196,532

Movies & Entertainment–4.01%
Time Warner Inc.	48,424	1,849,797

Viacom Inc.–Class B	58,649	2,619,264

		4,469,061

Office Services & Supplies–0.56%
Avery Dennison Corp.	15,670	625,546

Oil & Gas Equipment & Services–2.34%
Baker Hughes Inc.	3,438	244,270

Cameron International Corp.(b)	7,826	462,751

Schlumberger Ltd.	20,404	1,906,142

		2,613,163

Oil & Gas Exploration & Production–3.93%
Anadarko Petroleum Corp.	30,973	2,534,521

Devon Energy Corp.	13,706	1,253,277

Noble Energy, Inc.	6,428	595,618

		4,383,416

Oil & Gas Storage & Transportation–0.50%
Williams Cos., Inc. (The)	18,362	557,470

Other Diversified Financial Services–7.79%
Bank of America Corp.	145,452	2,078,509

Citigroup Inc.(b)	292,955	1,371,030

JPMorgan Chase & Co.	112,332	5,244,781

		8,694,320

Packaged Foods & Meats–2.40%
Kraft Foods Inc.–Class A	45,211	1,439,518

Unilever NV–New York Registered Shares (Netherlands)	40,851	1,235,334

		2,674,852

Personal Products–1.50%
Avon Products, Inc.	60,035	1,669,573

Pharmaceuticals–5.43%
Abbott Laboratories	13,962	671,572

Bristol-Myers Squibb Co.	59,865	1,545,116

Merck & Co., Inc.	25,573	832,913

Pfizer Inc.	122,297	2,352,994

Roche Holding AG–ADR (Switzerland)	17,430	656,825

		6,059,420

Property & Casualty Insurance–0.67%
Chubb Corp. (The)	12,301	746,425

Regional Banks–3.19%
BB&T Corp.	21,845	602,922

Fifth Third Bancorp	39,886	582,335

PNC Financial Services Group, Inc.	30,871	1,904,741

Regions Financial Corp.	60,881	465,131

		3,555,129

Semiconductors–0.85%
Intel Corp.	44,372	952,667

Soft Drinks–1.14%
Coca-Cola Co. (The)	11,695	747,545

Coca-Cola Enterprises Inc.	19,747	519,346

		1,266,891

Specialty Chemicals–0.51%
LyondellBasell Industries N.V.–Class A (Netherlands)(b)	14,944	569,068

Systems Software–1.25%
Microsoft Corp.	52,631	1,398,932

Wireless Telecommunication Services–1.74%
Vodafone Group PLC–ADR (United Kingdom)	67,806	1,940,608

Total Common Stocks & Other Equity Interests (Cost $100,686,153)		105,425,603

Money Market Funds–5.14%
Liquid Assets Portfolio–Institutional Class(c)	2,870,569	2,870,569

Premier Portfolio–Institutional Class(c)	2,870,568	2,870,568

Total Money Market Funds (Cost $5,741,137)		5,741,137

TOTAL INVESTMENTS–99.65% (Cost $106,427,290)		111,166,740

OTHER ASSETS LESS LIABILITIES–0.35%		386,688

NET ASSETS–100.00%		$111,553,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Large Cap Relative Value Fund

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition Based On Net Assets

As of February 28, 2011

TOP 10 EQUITY HOLDINGS*
JPMorgan Chase & Co	4.7%

General Electric Co.	4.0

Marsh & McLennan Cos., Inc.	2.8

Occidental Petroleum Corp.	2.4

Viacom Inc.-Class B	2.3

Anadarko Petroleum Corp.	2.3

eBay Inc.	2.2

Pfizer Inc.	2.1

Tyco International Ltd.	2.0

UnitedHealth Group Inc.	2.0

TOP 10 INDUSTRIES*
Integrated Oil & Gas	8.1%

Other Diversified Financial Services	7.8

Industrial Conglomerates	6.0

Pharmaceuticals	5.4

Movies & Entertainment	4.0

Oil & Gas Exploration & Production	3.9

Electric Utilities	3.6

Cable & Satellite	3.2

Internet Software & Services	3.2

Regional Banks	3.2

*	Excluding money market fund holdings.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Large Cap Relative Value Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $100,686,153)	$105,425,603

Investments in affiliated money market funds, at value and cost	5,741,137

Total investments, at value (Cost $106,427,290)	111,166,740

Receivable for:
Investments sold	214,463

Fund shares sold	16,233

Dividends	244,856

Fund expenses absorbed	114,005

Investment for trustee deferred compensation and retirement plans	1,402

Other assets	40,839

Total assets	111,798,538

Liabilities:
Payable for:
Investments purchased	45,217

Fund shares reacquired	37,730

Accrued fees to affiliates	93,237

Accrued other operating expenses	67,524

Trustee deferred compensation and retirement plans	1,402

Total liabilities	245,110

Net assets applicable to shares outstanding	$111,553,428

Net assets consist of:
Shares of beneficial interest	$98,408,000

Undistributed net investment income	205,375

Undistributed net realized gain	8,200,603

Unrealized appreciation	4,739,450

$111,553,428

Net Assets:
Class A	$40,159,568

Class B	$35,166

Class C	$121,926

Class Y	$71,236,768

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	3,532,955

Class B	3,101

Class C	10,747

Class Y	6,261,213

Class A:
Net asset value per share	$11.37

Maximum offering price per share (Net asset value of $11.37 divided by 94.50%)	$12.03

Class B:
Net asset value and offering price per share	$11.34

Class C:
Net asset value and offering price per share	$11.35

Class Y:
Net asset value and offering price per share	$11.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Large Cap Relative Value Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $26,682)	$2,011,820

Dividends from affiliated money market funds	6,657

Total investment income	2,018,477

Expenses:
Advisory fees	504,644

Administrative services fees	24,794

Custodian fees	29,996

Distribution fees:
Class A	49,547

Class B	93

Class C	101

Transfer agent fees	141,018

Trustees’ and officers’ fees and benefits	10,870

Reports to shareholders	56,727

Other	72,699

Total expenses	890,489

Less: Fees waived and expenses reimbursed	(122,151)

Net expenses	768,338

Net investment income	1,250,139

Net realized gain from investment securities	25,305,718

Change in net unrealized appreciation of investment securities	26,549,700

Net realized and unrealized gain	51,855,418

Net increase in net assets resulting from operations	$53,105,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Large Cap Relative Value Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011, the period January 1, 2010 through August 31, 2010 and the year ended December 31, 2009
(Unaudited)

	Six months ended	Eight months ended	Year ended
	February 28,	August 31,	December 31,
	2011	2010	2009

Operations:
Net investment income	$1,250,139	$2,373,524	$3,557,016

Net realized gain (loss)	25,305,718	13,747,427	(7,649,091)

Change in net unrealized appreciation (depreciation)	26,549,700	(32,466,.179)	58,943,307

Net increase in net assets resulting from operations	53,105,557	(16,345,228)	54,851,232

Distributions to shareholders from net investment income:
Class A	(208,318)	(302,493)	(540,679)

Class B	(20)	(29)	—

Class C	(17)	(29)	—

Class Y	(1,353,344)	(1,543,619)	(3,012,868)

Total distributions from net investment income	(1,561,699)	(1,846,170)	(3,553,547)

Share transactions–net:
Class A	(4,850,936)	(11,653,435)	6,292,646

Class B	21,349	10,029	—

Class C	108,767	10,278	—

Class Y	(161,035,561)	(8,569,624)	21,688,989

Net increase (decrease) in net assets resulting from share transactions	(165,756,381)	(20,202,752)	27,981,635

Net increase (decrease) in net assets	(114,212,523)	(38,394,150)	79,279,320

Net assets:
Beginning of year	225,765,951	264,160,101	184,880,781

End of year (includes undistributed net investment income (loss) of $205,375, 516,935 and $(10,419), respectively)	$111,553,428	$225,765,951	$264,160,101

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Large Cap Relative Value Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to seek high total return by investing primarily in equity securities that the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

10        Invesco Large Cap Relative Value Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

11        Invesco Large Cap Relative Value Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $150 million	0.50%

Next $100 million	0.45%

Next $100 million	0.40%

Over $350 million	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 0.95%, 1.70%, 1.70% and 0.70%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. To the extent that the annualized expense ratios do not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $122,151.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations

12        Invesco Large Cap Relative Value Fund

approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $589 in front-end sales commissions from the sale of Class A shares and $0, $0 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$110,509,915	$656,825	$—	$111,166,740

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $972 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco Large Cap Relative Value Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$17,107,199

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $55,926,891 and $221,793,280, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,971,457

Aggregate unrealized (depreciation) of investment securities	(5,333,625)

Net unrealized appreciation of investment securities	$4,637,832

Cost of investments for tax purposes is $100,787,771.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Eight months ended		Year ended
	February 28, 2011(a)		August 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	426,072	$4,279,147	436,507	$4,252,649	1,123,981	$8,975,796

Class B(b)	2,000	21,349	1,098	10,000	—	—

Class C(b)	9,656	108,878	1,902	17,622	—	—

Class Y	1,640,262	16,656,944	3,039,187	29,758,628	8,322,250	66,094,588

Issued as reinvestment of dividends:
Class A	—	—	15,960	143,795	66,694	538,599

Class B(b)	—	—	3	29	—	—

Class C(b)	—	—	3	29	—	—

Class Y	66,125	681,087	82,064	740,212	371,731	3,003,453

Reacquired:
Class A	(871,202)	(9,130,083)	(1,702,393)	(16,049,879)	(405,848)	(3,221,749)

Class B(b)	—	—	—	—	—	—

Class C(b)	(10)	(111)	(804)	(7,373)	—	—

Class Y	(16,787,304)	(178,373,592)	(4,072,356)	(39,068,464)	(5,510,984)	(47,409,052)

Net increase (decrease) in share activity	(15,514,401)	$(165,756,381)	(2,198,829)	$(20,202,752)	3,967,824	$27,981,635

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 0.02% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Commencement date of June 1, 2010.

14        Invesco Large Cap Relative Value Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of
											expenses		Ratio of
											to average		expenses
											net assets		to average net
			Net gains								with fee		assets without		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					waivers		fee waivers		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income to
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 02/28/11	$8.91	$0.05	$2.46	$2.51	$(0.05)	$—	$(0.05)	$11.37	28.27%	$40,160	0.94	%(d)	1.06	%(d)	1.00	%(d)	16%
Eight months ended 08/31/10	9.59	0.07	(0.69)	(0.62)	(0.06)	—	(0.06)	8.91	(6.53)	35,442	0.91	(i)	0.96	(i)	1.14	(i)	24
Year ended 12/31/09	7.84	0.11	1.75	1.86	(0.11)	—	(0.11)	9.59	24.00 (f)	50,149	0.94	(g)	0.95	(g)	1.36	(g)(h)	59
Year ended 12/31/08	11.85	0.18	(3.96)	(3.78)	(0.18)	(0.05)	(0.23)	7.84	(32.21)	34,856	0.92	(g)	0.92	(g)	1.81	(g)	50
Year ended 12/31/07	12.18	0.19	0.15	0.34	(0.18)	(0.49)	(0.67)	11.85	2.72	50,287	0.92	(g)	0.92	(g)	1.48	(g)	31
Year ended 12/31/06	11.09	0.17	1.61	1.78	(0.17)	(0.52)	(0.69)	12.18	16.38	63,300	0.93		0.93		1.44		33
Year ended 12/31/05	10.51	0.12	0.91	1.03	(0.12)	(0.33)	(0.45)	11.09	9.81	101,499	0.93		0.93		1.10		46

Class B
Six months ended 02/28/11	8.89	0.01	2.46	2.47	(0.02)	—	(0.02)	11.34	27.76	35	1.69	(d)	1.81	(d)	0.25	(d)	16
Eight months ended 8/31/10(e)	9.11	0.01	(0.20)	(0.19)	(0.03)	—	(0.03)	8.89	(2.13)	10	1.62	(i)	1.62	(i)	0.43	(i)	24

Class C
Six months ended 02/28/11	8.89	0.01	2.47	2.48	(0.02)	—	(0.02)	11.35	27.87	122	1.69	(d)	1.81	(d)	0.25	(d)	16
Eight months ended 8/31/10(e)	9.11	0.01	(0.20)	(0.19)	(0.03)	—	(0.03)	8.89	(2.13)	10	1.62	(i)	1.62	(i)	0.43	(i)	24

Class Y
Six months ended 02/28/11	8.92	0.06	2.46	2.52	(0.06)	—	(0.06)	11.38	28.39	71,237	0.69	(d)	0.81	(d)	1.25	(d)	16
Eight months ended 08/31/10	9.60	0.09	(0.70)	(0.61)	(0.07)	—	(0.07)	8.92	(6.41)	190,305	0.66	(i)	0.71	(i)	1.39	(i)	24
Year ended 12/31/09	7.85	0.13	1.75	1.88	(0.13)	—	(0.13)	9.60	24.28 (f)	214,011	0.69	(g)	0.70	(g)	1.61	(g)(h)	59
Year ended 12/31/08	11.86	0.21	(3.96)	(3.75)	(0.21)	(0.05)	(0.26)	7.85	(32.01)	150,025	0.67	(g)	0.67	(g)	2.06	(g)	50
Year ended 12/31/07	12.20	0.21	0.16	0.37	(0.22)	(0.49)	(0.71)	11.86	2.90	236,784	0.67	(g)	0.67	(g)	1.71	(g)	31
Year ended 12/31/06	11.10	0.20	1.62	1.82	(0.20)	(0.52)	(0.72)	12.20	16.47	211,904	0.68		0.68		1.71		33
Year ended 12/31/05	10.52	0.15	0.90	1.05	(0.14)	(0.33)	(0.47)	11.10	10.07	102,973	0.68		0.68		1.36		46

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $39,966, $19, $20 and $169,473 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Commencement date of June 1, 2010.
(f)	Performance was positively impacted by approximately 0.26% due to receipt of proceeds from the settlements of class action suits involving primarily two of the Fund’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A and Class Y shares would have been approximately 23.74% and 24.02%, respectively.
(g)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is 0.01%, 0.01% and less than 0.005% for the years ended December 31, 2009, 2008 and 2007, respectively.
(h)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 1.35% and 1.60% for the year ended December 31, 2009 for Class A and Class Y shares, respectively.
(i)	Annualized.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Growth and Income Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

15        Invesco Large Cap Relative Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,282,70	$5.32	$1,020.13	$4.71	0.94%

B	1,000.00	1,277.60	9.54	1,016.41	8.45	1.69

C	1,000.00	1,278.70	9.55	1,016.41	8.45	1.69

Y	1,000.00	1,283.90	3.91	1,021.37	3.46	0.69

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16        Invesco Large Cap Relative Value Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-LCRV-SAR-1	Invesco Distributors, Inc.

Invesco Multi-Sector Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: IAMSX ▪ B: IBMSX ▪ C: ICMSX ▪ Y: IAMYX ▪ Institutional: IIMSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	31.74%

Class B Shares	31.23

Class C Shares	31.25

Class Y Shares	31.94

Institutional Class Shares	32.07

S&P 500 Index▼ (Broad Market/Style-Specific Index)	27.73

Lipper Multi-Cap Core Funds Index▼ (Peer Group Index)	28.76

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2          Invesco Multi-Sector Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales
charges

Class A Shares

Inception (9/3/02)		7.60%

5	Years	0.24

1	Year	15.10

Class B Shares

Inception (9/3/02)		7.57%

5	Years	0.25

1	Year	15.91

Class C Shares

Inception (9/3/02)		7.53%

5	Years	0.62

1	Year	19.92

Class Y Shares

Inception		8.40%

5	Years	1.51

1	Year	22.20

Institutional Class Shares

Inception (5/3/04)		5.93%

5	Years	1.89

1	Year	22.48

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (9/3/02)		6.93%

5	Years	-0.34

1	Year	6.81

Class B Shares

Inception (9/3/02)		6.90%

5	Years	-0.32

1	Year	7.15

Class C Shares

Inception (9/3/02)		6.87%

5	Years	0.03

1	Year	11.10

Class Y Shares

Inception		7.73%

5	Years	0.90

1	Year	13.26

Institutional Class Shares

Inception (5/3/04)		5.05%

5	Years	1.29

1	Year	13.59

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.32%, 2.07%, 2.07%, 1.07% and 0.79%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3          Invesco Multi-Sector Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett,
Independent Chair,
Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor,
Senior Managing Director, Invesco Ltd.
4          Invesco Multi-Sector Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.60%
Advertising–1.10%
Omnicom Group Inc.	48,418	$2,464,476

Apparel, Accessories & Luxury Goods–0.63%
Polo Ralph Lauren Corp.	11,172	1,415,604

Application Software–1.53%
Quest Software, Inc.(b)	51,454	1,378,453

TIBCO Software Inc.(b)	83,623	2,058,798

		3,437,251

Asset Management & Custody Banks–2.43%
Federated Investors, Inc.–Class B	117,872	3,248,552

State Street Corp.	49,750	2,224,820

		5,473,372

Automobile Manufacturers–0.87%
Ford Motor Co.(b)	129,335	1,946,492

Automotive Retail–1.02%
CarMax, Inc.(b)	65,081	2,301,915

Biotechnology–3.52%
Amgen Inc.(b)	38,670	1,984,931

Gilead Sciences, Inc.(b)	73,504	2,865,186

United Therapeutics Corp.(b)	45,346	3,057,681

		7,907,798

Broadcasting–1.50%
Discovery Communications, Inc.–Class A(b)	23,838	1,027,656

Scripps Networks Interactive Inc.–Class A	45,108	2,342,910

		3,370,566

Cable & Satellite–0.55%
Comcast Corp., Class A	47,998	1,236,428

Casinos & Gaming–0.87%
Penn National Gaming, Inc.(b)	54,856	1,962,199

Coal & Consumable Fuels–0.77%
Peabody Energy Corp.	26,294	1,721,994

Communications Equipment–2.99%
Ciena Corp.(b)	77,246	2,129,672

Juniper Networks, Inc.(b)	11,633	511,852

QUALCOMM, Inc.	68,440	4,077,655

		6,719,179

Computer Hardware–4.13%
Apple Inc.(b)	26,267	9,277,767

Computer Storage & Peripherals–1.71%
EMC Corp.(b)	122,101	3,322,368

SanDisk Corp.(b)	10,746	533,002

		3,855,370

Consumer Finance–1.88%
American Express Co.	18,228	794,194

Capital One Financial Corp.	69,144	3,441,297

		4,235,491

Data Processing & Outsourced Services–2.23%
Alliance Data Systems Corp.(b)	32,994	2,597,948

MasterCard, Inc.–Class A	6,547	1,574,946

Wright Express Corp.(b)	16,520	842,520

		5,015,414

Department Stores–1.33%
Kohl’s Corp.	35,470	1,911,478

Nordstrom, Inc.	23,717	1,073,432

		2,984,910

Diversified Capital Markets–1.10%
UBS AG (Switzerland)(b)	124,640	2,474,104

Drug Retail–1.06%
CVS Caremark Corp.	72,302	2,390,304

Electronic Manufacturing Services–0.81%
Flextronics International Ltd. (Singapore)(b)	224,829	1,818,867

Fertilizers & Agricultural Chemicals–0.29%
Monsanto Co.	8,996	646,722

General Merchandise Stores–1.32%
Target Corp.	56,467	2,967,341

Health Care Facilities–0.68%
Rhoen-Klinikum AG (Germany)	69,806	1,536,834

Health Care Services–3.05%
DaVita, Inc.(b)	53,614	4,255,343

Express Scripts, Inc.(b)	46,450	2,611,419

		6,866,762

Home Improvement Retail–0.99%
Home Depot, Inc. (The)	59,712	2,237,409

Hotels, Resorts & Cruise Lines–1.51%
Marriott International Inc.–Class A	86,869	3,406,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Multi-Sector Fund

	Shares	Value

Insurance Brokers–0.32%
Marsh & McLennan Cos., Inc.	23,442	$713,574

Integrated Oil & Gas–5.64%
Chevron Corp.	18,072	1,874,970

Exxon Mobil Corp.	33,554	2,869,874

Hess Corp.	18,067	1,572,371

Occidental Petroleum Corp.	39,492	4,026,999

Total SA–ADR (France)	38,341	2,350,303

		12,694,517

Internet Software & Services–2.11%
Google Inc.–Class A(b)	7,723	4,737,288

Investment Banking & Brokerage–1.80%
Charles Schwab Corp. (The)	150,423	2,853,524

Morgan Stanley	40,277	1,195,422

		4,048,946

Life & Health Insurance–0.68%
StanCorp Financial Group, Inc.	33,184	1,526,464

Life Sciences Tools & Services–2.79%
Life Technologies Corp.(b)	39,055	2,084,366

Thermo Fisher Scientific, Inc.(b)	74,910	4,181,476

		6,265,842

Managed Health Care–1.15%
UnitedHealth Group, Inc.	60,953	2,595,379

Movies & Entertainment–3.14%
Time Warner, Inc.	60,351	2,305,408

Walt Disney Co. (The)	108,641	4,751,957

		7,057,365

Oil & Gas Drilling–1.60%
Ensco PLC–ADR (United Kingdom)	32,250	1,809,225

Pride International, Inc.(b)	43,141	1,790,783

		3,600,008

Oil & Gas Equipment & Services–9.51%
Baker Hughes, Inc.	24,236	1,721,968

Cameron International Corp.(b)	52,079	3,079,431

FMC Technologies, Inc.(b)	19,982	1,879,307

Halliburton Co.	88,255	4,142,690

National Oilwell Varco Inc.	26,949	2,144,332

Oceaneering International, Inc.(b)	28,577	2,389,894

Schlumberger Ltd.	29,611	2,766,260

Weatherford International Ltd.(b)	135,365	3,273,126

		21,397,008

Oil & Gas Exploration & Production–3.84%
Anadarko Petroleum Corp.	23,074	1,888,145

Apache Corp.	11,959	1,490,331

EOG Resources, Inc.	24,809	2,786,299

Southwestern Energy Co.(b)	62,657	2,473,698

		8,638,473

Other Diversified Financial Services–1.58%
Bank of America Corp.	125,645	1,795,467

Citigroup, Inc.	253,363	1,185,739

JPMorgan Chase & Co.	12,333	575,828

		3,557,034

Pharmaceuticals–2.48%
Novartis AG–ADR (Switzerland)	42,813	2,409,088

Roche Holding AG (Switzerland)	21,069	3,177,701

		5,586,789

Property & Casualty Insurance–0.86%
XL Group PLC (Ireland)	82,739	1,931,956

Regional Banks–4.17%
Fifth Third Bancorp	185,679	2,710,913

SunTrust Banks, Inc.	117,939	3,558,220

Zions Bancorp.	133,486	3,118,233

		9,387,366

Restaurants–3.19%
Darden Restaurants, Inc.	59,841	2,820,306

McDonald’s Corp.	27,060	2,047,901

Starbucks Corp.	69,998	2,308,534

		7,176,741

Semiconductor Equipment–0.27%
ASML Holding N.V.–New York Shares (Netherlands)	14,102	614,847

Semiconductors–3.26%
ARM Holdings PLC–ADR (United Kingdom)	3,352	101,465

Atmel Corp.(b)	47,386	695,626

Avago Technologies Ltd. (Singapore)	55,884	1,899,497

Cypress Semiconductor Corp.(b)	19,125	400,860

Intel Corp.	42,650	915,695

Micron Technology, Inc.(b)	32,435	361,002

Microsemi Corp.(b)	48,793	1,074,910

RF Micro Devices, Inc.(b)	31,527	236,453

Skyworks Solutions, Inc.(b)	45,982	1,652,593

		7,338,101

Specialized Consumer Services–0.75%
H&R Block, Inc.	110,415	1,677,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Multi-Sector Fund

	Shares	Value

Specialized Finance–0.20%
Moody’s Corp.	14,134	$450,875

Specialty Stores–0.53%
Staples, Inc.	55,485	1,181,830

Systems Software–3.72%
Ariba Inc.(b)	43,264	1,339,021

CommVault Systems, Inc.(b)	17,381	634,928

Microsoft Corp.	22,789	605,732

Oracle Corp.	84,910	2,793,539

Red Hat, Inc.(b)	33,916	1,400,052

Rovi Corp.(b)	25,061	1,388,880

Velti PLC (Ireland)(b)	15,518	210,114

		8,372,266

Thrifts & Mortgage Finance–1.14%
Hudson City Bancorp, Inc.	222,712	2,561,188

Total Common Stocks & Other Equity Interests (Cost $162,762,773)		212,781,763

Money Market Funds–4.65%
Liquid Assets Portfolio–Institutional Class(c)	5,226,918	5,226,918

Premier Portfolio–Institutional Class(c)	5,226,918	5,226,918

Total Money Market Funds (Cost $10,453,836)		10,453,836

TOTAL INVESTMENTS–99.25% (Cost $173,216,609)		223,235,599

OTHER ASSETS LESS LIABILITIES–0.75%		1,682,629

NET ASSETS–100.00%		$224,918,228

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on net assets
as of February 28, 2011

Information Technology	22.7%

Energy	21.4

Consumer Discretionary	19.3

Financials	16.2

Health Care	13.7

Consumer Staples	1.0

Materials	0.3

Money Market Funds Plus Other Assets Less Liabilities	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Multi-Sector Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $162,762,773)	$212,781,763

Investments in affiliated money market funds, at value and cost	10,453,836

Total investments, at value (Cost $173,216,609)	223,235,599

Receivable for:
Investments sold	2,247,251

Fund shares sold	119,402

Dividends	288,139

Investment for trustee deferred compensation and retirement plans	17,382

Other assets	24,404

Total assets	225,932,177

Liabilities:
Payable for:
Investments purchased	10,990

Fund shares reacquired	501,989

Accrued fees to affiliates	231,427

Accrued other operating expenses	211,585

Trustee deferred compensation and retirement plans	57,958

Total liabilities	1,013,949

Net assets applicable to shares outstanding	$224,918,228

Net assets consist of:
Shares of beneficial interest	$345,122,010

Undistributed net investment income (loss)	(816,984)

Undistributed net realized gain (loss)	(169,413,308)

Unrealized appreciation	50,026,510

$224,918,228

Net Assets:
Class A	$155,720,865

Class B	$26,392,557

Class C	$38,194,917

Class Y	$3,014,672

Institutional Class	$1,595,217

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,422,369

Class B	1,152,141

Class C	1,668,428

Class Y	123,930

Institutional Class	64,348

Class A:
Net asset value per share	$24.25

Maximum offering price per share (Net asset value of $24.25 divided by 94.50%)	$25.66

Class B:
Net asset value and offering price per share	$22.91

Class C:
Net asset value and offering price per share	$22.89

Class Y:
Net asset value and offering price per share	$24.33

Institutional Class:
Net asset value and offering price per share	$24.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Multi-Sector Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $28,124)	$1,168,478

Dividends from affiliated money market funds (includes securities lending income of $15,017)	18,670

Total investment income	1,187,148

Expenses:
Advisory fees	799,865

Administrative services fees	46,306

Custodian fees	11,409

Distribution fees:
Class A	195,482

Class B	133,778

Class C	184,646

Transfer agent fees — A, B, C and Y	287,386

Transfer agent fees — Institutional	356

Trustees’ and officers’ fees and benefits	9,845

Reports to shareholders	167,973

Other	83,060

Total expenses	1,920,106

Less: Fees waived and expense offset arrangement(s)	(5,306)

Net expenses	1,914,800

Net investment income (loss)	(727,652)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $423,443)	(7,725,265)

Foreign currencies	(17,549)

(7,742,814)

Change in net unrealized appreciation of:
Investment securities	74,714,641

Foreign currencies	5,448

74,720,089

Net realized and unrealized gain	66,977,275

Net increase in net assets resulting from operations	$66,249,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Multi-Sector Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	February 28,	August 31,
	2011	2010

Operations:
Net investment income (loss)	$(727,652)	$(1,136,152)

Net realized gain (loss)	(7,742,814)	(1,505,582)

Change in net unrealized appreciation	74,720,089	6,163,317

Net increase in net assets resulting from operations	66,249,623	3,521,583

Distributions to shareholders from net investment income:
Class A	—	(717,578)

Class Y	—	(6,863)

Institutional Class	—	(738,087)

Total distributions from net investment income	—	(1,462,528)

Share transactions–net:
Class A	(36,919,780)	(71,403,839)

Class B	(6,160,957)	(12,151,899)

Class C	(6,190,288)	(9,504,240)

Class Y	1,864,460	(246,895)

Institutional Class	(71,000,850)	(14,882,232)

Net increase (decrease) in net assets resulting from share transactions	(118,407,415)	(108,189,105)

Net increase (decrease) in net assets	(52,157,792)	(106,130,050)

Net assets:
Beginning of period	277,076,020	383,206,070

End of period (includes undistributed net investment income (loss) of $(816,984) and $(89,332), respectively)	$224,918,228	$277,076,020

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Multi-Sector Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

10        Invesco Multi-Sector Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

11        Invesco Multi-Sector Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Multi-Sector Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $4,477.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $6,167 in front-end sales commissions from the sale of Class A shares and $2, $34,436 and $657 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

13        Invesco Multi-Sector Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$223,235,599	$—	$—	$223,235,599

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2011, the Fund engaged in securities purchases of $296,648 and securities sales of $2,497,927, which resulted in net realized gains of $423,443.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $829.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $986 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14        Invesco Multi-Sector Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$55,800,354

August 31, 2018	100,807,996

Total capital loss carryforward	$156,608,350

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $32,758,120 and $155,600,057, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$61,341,135

Aggregate unrealized (depreciation) of investment securities	(11,884,871)

Net unrealized appreciation of investment securities	$49,456,264

Cost of investments for tax purposes is $173,779,335.

15        Invesco Multi-Sector Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	267,931	$5,993,001	634,444	$12,661,909

Class B	18,079	367,049	92,129	1,751,944

Class C	58,749	1,232,506	189,000	3,601,521

Class Y	95,329	2,226,629	8,115	161,510

Institutional Class	3,544	72,872	368,416	7,306,153

Issued as reinvestment of dividends:
Class A	—	—	34,676	679,647

Class B	—	—	—	—

Class C	—	—	—	—

Class Y	—	—	300	5,889

Institutional Class	—	—	37,053	738,087

Automatic conversion of Class B shares to Class A shares:
Class A	116,974	2,585,049	174,700	3,488,388

Class B	(123,591)	(2,585,049)	(183,711)	(3,488,388)

Reacquired:
Class A	(2,081,321)	(45,497,830)	(4,438,894)	(88,233,783)

Class B	(190,795)	(3,942,957)	(552,338)	(10,415,455)

Class C	(361,710)	(7,422,794)	(694,887)	(13,105,761)

Class Y	(16,390)	(362,169)	(20,694)	(414,294)

Institutional Class	(3,519,989)	(71,073,722)	(1,131,728)	(22,926,472)

Net increase (decrease) in share activity	(5,733,190)	$(118,407,415)	(5,483,419)	$(108,189,105)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16        Invesco Multi-Sector Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 02/28/11	$18.40	$(0.05)	$5.90	$5.85	$—	$—	$—	$24.25	31.79%	$155,721	1.48	%(e)	1.48	%(e)	(0.45	)%(e)	14%
Year ended 08/31/10	18.68	(0.05)	(0.16)	(0.21)	(0.07)	—	(0.07)	18.40	(1.16)	149,389	1.32		1.32		(0.28)		32
Year ended 08/31/09	25.33	0.07	(5.93)	(5.86)	(0.05)	(0.74)	(0.79)	18.68	(22.34)	218,772	1.39		1.40		0.43		31
Year ended 08/31/08	28.93	0.07	(2.34)	(2.27)	—	(1.33)	(1.33)	25.33	(8.22)	418,874	1.21		1.22		0.24		58
Year ended 08/31/07	25.53	(0.04)	3.88	3.84	(0.12)	(0.32)	(0.44)	28.93	15.13	508,895	1.23		1.29		(0.15)		44
Year ended 08/31/06	24.16	0.17	1.69	1.86	—	(0.49)	(0.49)	25.53	7.74	311,492	1.30		1.37		0.67		66

Class B
Six months ended 02/28/11	17.45	(0.12)	5.58	5.46	—	—	—	22.91	31.29	26,393	2.23	(e)	2.23	(e)	(1.20	)(e)	14
Year ended 08/31/10	17.78	(0.19)	(0.14)	(0.33)	—	—	—	17.45	(1.86)	25,274	2.07		2.07		(1.03)		32
Year ended 08/31/09	24.27	(0.05)	(5.70)	(5.75)	—	(0.74)	(0.74)	17.78	(22.93)	37,206	2.14		2.15		(0.32)		31
Year ended 08/31/08	27.97	(0.13)	(2.24)	(2.37)	—	(1.33)	(1.33)	24.27	(8.89)	68,526	1.96		1.97		(0.51)		58
Year ended 08/31/07	24.79	(0.24)	3.76	3.52	(0.02)	(0.32)	(0.34)	27.97	14.26	87,469	1.98		2.04		(0.90)		44
Year ended 08/31/06	23.64	(0.02)	1.66	1.64	—	(0.49)	(0.49)	24.79	6.97	73,997	2.05		2.12		(0.08)		66

Class C
Six months ended 02/28/11	17.44	(0.12)	5.57	5.45	—	—	—	22.89	31.25	38,195	2.23	(e)	2.23	(e)	(1.20	)(e)	14
Year ended 08/31/10	17.77	(0.19)	(0.14)	(0.33)	—	—	—	17.44	(1.86)	34,377	2.07		2.07		(1.03)		32
Year ended 08/31/09	24.26	(0.05)	(5.70)	(5.75)	—	(0.74)	(0.74)	17.77	(22.94)	44,023	2.14		2.15		(0.32)		31
Year ended 08/31/08	27.96	(0.13)	(2.24)	(2.37)	—	(1.33)	(1.33)	24.26	(8.89)	80,439	1.96		1.97		(0.51)		58
Year ended 08/31/07	24.78	(0.24)	3.76	3.52	(0.02)	(0.32)	(0.34)	27.96	14.27	94,760	1.98		2.04		(0.90)		44
Year ended 08/31/06	23.63	(0.02)	1.66	1.64	—	(0.49)	(0.49)	24.78	6.97	69,604	2.05		2.12		(0.08)		66

Class Y
Six months ended 02/28/11	18.44	(0.02)	5.91	5.89	—	—	—	24.33	31.94	3,015	1.23	(e)	1.23	(e)	(0.20	)(e)	14
Year ended 08/31/10	18.72	(0.01)	(0.15)	(0.16)	(0.12)	—	(0.12)	18.44	(0.91)	830	1.07		1.07		(0.03)		32
Year ended 08/31/09(d)	20.66	0.10	(1.24)	(1.14)	(0.06)	(0.74)	(0.80)	18.72	(4.54)	1,072	1.17	(f)	1.18	(f)	0.65	(f)	31

Institutional Class
Six months ended 02/28/11	18.77	0.01	6.01	6.02	—	—	—	24.79	32.07	1,595	0.98	(e)	0.98	(e)	0.05	(e)	14
Year ended 08/31/10	19.07	0.05	(0.15)	(0.10)	(0.20)	—	(0.20)	18.77	(0.61)	67,207	0.79		0.79		0.25		32
Year ended 08/31/09	25.81	0.17	(6.05)	(5.88)	(0.12)	(0.74)	(0.86)	19.07	(21.89)	82,134	0.81		0.82		1.01		31
Year ended 08/31/08	29.35	0.19	(2.37)	(2.18)	(0.03)	(1.33)	(1.36)	25.81	(7.81)	156,486	0.75		0.76		0.70		58
Year ended 08/31/07	25.83	0.09	3.93	4.02	(0.18)	(0.32)	(0.50)	29.35	15.67	163,891	0.77		0.83		0.31		44
Year ended 08/31/06	24.33	0.29	1.70	1.99	—	(0.49)	(0.49)	25.83	8.23	87,147	0.83		0.90		1.14		66

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of October 3, 2008.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $157,681, $26,977, $37,235, $1,372 and $8,819 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Annualized.

NOTE 12—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Charter Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

17        Invesco Multi-Sector Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,317.40	$8.50	$1,017.46	$7.40	1.48%

B	1,000.00	1,312.30	12.79	1,013.74	11.13	2.23

C	1,000.00	1,312.50	12.79	1,013.74	11.13	2.23

Y	1,000.00	1,319.40	7.07	1,018.70	6.16	1.23

Institutional	1,000.00	1,320.70	5.64	1,019.93	4.91	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Multi-Sector Fund

Go Paperless with eDelivery Visit invesco.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that’s all about eeees: – environmentally friendly. Go green by reducing the – efficient. Stop waiting for regular mail. Your documents number of trees used to produce paper. will be sent via email as soon as they’re available. – economical. Help reduce your fund’s printing and delivery – easy. Download, save and print files using your home expenses and put more capital back in your fund’s returns.computer with a few clicks of your mouse. This service is provided by Invesco Investment Services, Inc.

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-MSE-SAR-1     Invesco Distributors, Inc.

Invesco New York Tax-Free Income Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: NYFAX ▪ B: NYFBX ▪ C: NYFCX ▪ Y: NYFDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.08%

Class B Shares	-5.33

Class C Shares	-5.37

Class Y Shares	-4.95

Barclays Capital New York Exempt Index▼ (Broad Market/Style-Specific Index)	-3.29

Lipper New York Municipal Debt Funds Index▪ (Peer Group Index)	-5.09

▼	Invesco, IDC via FactSet Research Systems Inc.; ▪Lipper Inc.
The Barclays Capital New York Exempt Index is an unmanaged index that tracks the performance of New York issued municipal bonds rated at least Baa or BBB by Moody’s Investors Service, Inc. or Standard & Poor’s Corp., respectively, and with maturities of two years or greater.
     The Lipper New York Municipal Debt Funds Index is an unmanaged index considered representative of New York municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco New York Tax-Free Income Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

				After Taxes
				on Distributions
		Before	After Taxes on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (7/28/97)		4.09%	3.90%	4.06%

10	Years	3.89	3.70	3.90

5	Years	2.65	2.49	2.85

1	Year	-4.29	-4.29	-1.28

Class B Shares

Inception (4/25/85)		6.14%	5.97%	6.00%

10	Years	4.08	3.89	4.05

5	Years	3.35	3.18	3.47

1	Year	-4.61	-4.61	-1.53

Class C Shares

Inception (7/28/97)		3.84%	3.65%	3.80%

10	Years	3.74	3.55	3.72

5	Years	3.10	2.93	3.18

1	Year	-1.02	-1.02	0.73

Class Y Shares

Inception (7/28/97)		4.62%	4.43%	4.57%

10	Years	4.51	4.32	4.48

5	Years	3.93	3.76	4.00

1	Year	0.79	0.78	2.19

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

				After Taxes
				on Distributions
		Before	After Taxes on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (7/28/97)		4.12%	3.93%	4.09%

10	Years	3.97	3.78	3.97

5	Years	2.82	2.65	3.00

1	Year	-2.98	-2.98	-0.44

Class B Shares

Inception (4/25/85)		6.17%	6.00%	6.03%

10	Years	4.15	3.97	4.12

5	Years	3.51	3.34	3.61

1	Year	-3.17	-3.17	-0.59

Class C Shares

Inception (7/28/97)		3.88%	3.69%	3.83%

10	Years	3.84	3.65	3.80

5	Years	3.26	3.09	3.31

1	Year	0.40	0.40	1.65

Class Y Shares

Inception (7/28/97)		4.65%	4.46%	4.60%

10	Years	4.58	4.39	4.55

5	Years	4.07	3.90	4.12

1	Year	2.13	2.13	3.05

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco New York Tax-Free Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco New York Tax-Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.97%, 1.08%, 1.47% and 0.72%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.13%, 1.24%, 1.63% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3 Invesco New York Tax-Free Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco New York Tax-Free Income Fund

Schedule of Investments

February 28, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–105.88%
New York–95.93%
Albany (City of) Capital Resource Corp. (St. Peters Hospital); Series 2011, RB	6.25%	11/15/38	$500	$499,940

Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS–AGM)(a)	5.00%	12/15/25	500	508,520

Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB(b)	0.00%	07/15/34	1,510	315,499

Series 2009, PILOT RB	6.25%	07/15/40	200	195,772

Series 2009, PILOT RB	6.38%	07/15/43	200	198,600

Chautauqua (County of) Industrial Development Agency (NRG–Dunkirk Power); Series 2009, Exempt Facility RB	5.88%	04/01/42	620	596,868

Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Solid Waste Disposal Ref. RB(c)	5.20%	12/01/23	500	478,075

Hempstead (Town of) Local Development Corp. (Molloy College); Series 2009, Corporate RB	5.75%	07/01/39	545	549,622

Long Island (City of) Power Authority;
Series 2000 A, CAB RB (INS–AGM)(a)(b)	0.00%	06/01/18	2,000	1,592,600

Series 2003 C, Electric System RB (INS–CIFG)(a)	5.25%	09/01/29	405	420,115

Madison (County of) Industrial Development Agency (Colgate University); Series 2003 B, RB	5.00%	07/01/33	500	500,570

Metropolitan Transportation Authority (Build America Bonds);
Series 2009 B, Dedicated Tax Federal RB	5.00%	11/15/34	500	491,100

Series 2009 B, Dedicated Tax Federal RB	5.25%	11/15/27	615	638,019

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement RB	5.88%	01/01/18	500	487,125

Nassau (County of) Tobacco Settlement Corp.; Series 2006 A-2, Asset-Backed Sr. Conv. RB	5.25%	06/01/26	1,000	860,080

New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Non State Supported Debt Ref. RB	5.75%	07/01/33	660	683,813

New York (State of) Dormitory Authority (Catholic Health Services of Long Island–St. Francis Hospital); Series 2004, Obligated Group RB	5.00%	07/01/27	1,000	963,170

New York (State of) Dormitory Authority (Columbia University); Series 2011, Non State Supported Debt RB	5.00%	10/01/41	510	522,781

New York (State of) Dormitory Authority (Cornell University); Series 2006 A, Non State Supported Debt RB(d)	5.00%	07/01/35	4,725	4,756,610

New York (State of) Dormitory Authority (Court Facilities Lease);
Series 2005 A, Non State Supported Debt RB (INS–AMBAC)(a)	5.50%	05/15/27	710	749,874

Series 2005 A, Non State Supported Debt RB (INS–AMBAC)(a)	5.50%	05/15/31	555	574,919

New York (State of) Dormitory Authority (FIT Student Housing Corp.); Series 2007, Non State Supported Debt RB (INS–NATL/FGIC)(a)	5.25%	07/01/28	390	381,506

New York (State of) Dormitory Authority (Fordham University); Series 2008 B, Non State Supported Debt RB (INS–AGC)(a)	5.00%	07/01/33	500	501,645

New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, Non State Supported Debt RB (INS–RADIAN)(a)	5.00%	07/01/41	400	333,744

New York (State of) Dormitory Authority (Manhattan Marymount); Series 2009, Non State Supported Debt RB	5.25%	07/01/29	500	484,795

New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement); Series 2007 A, State Supported Debt RB (INS–AGM)(a)	5.00%	02/15/27	500	509,535

New York (State of) Dormitory Authority (Montefiore Hospital); Series 2004, FHA Insured Mortgage RB (INS–NATL)(a)	5.00%	08/01/29	1,000	996,380

New York (State of) Dormitory Authority (New York University Hospital Center); Series 2011 A, Non State Supported Debt RB	6.00%	07/01/40	500	500,305

New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS–BHAC)(a)	5.50%	07/01/31	680	717,060

Series 2008 C, Non State Supported Debt RB	5.00%	07/01/38	660	646,939

New York (State of) Dormitory Authority (North Shore–Long Island Jewish Obligated Group); Series 2009 A, Non State Supported Debt RB	5.50%	05/01/37	500	487,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco New York Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, Non State Supported Debt RB	6.13%	12/01/29	$500	$474,085

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, Non State Supported Debt RB	5.00%	07/01/40	500	483,540

New York (State of) Dormitory Authority (School District Financial Program); Series 2009 C, Non State Supported Debt RB (INS–AGC)(a)	5.00%	10/01/24	500	522,705

New York (State of) Dormitory Authority (School District Revenue Bond Financing Program);
Series 2002 C, RB (INS–NATL)(a)	5.25%	04/01/21	1,000	1,052,450

Series 2002 E, RB (INS–NATL)(a)	5.50%	10/01/17	1,000	1,056,760

Series 2008 D, RB (INS–AGC)(a)	5.75%	10/01/24	500	547,530

New York (State of) Dormitory Authority (St. Francis College); Series 2010, Non State Supported Debt RB	5.00%	10/01/40	350	323,593

New York (State of) Dormitory Authority (St. Josephs College); Series 2010, Non State Supported Debt RB	5.25%	07/01/35	500	468,665

New York (State of) Dormitory Authority (State University Dormitory Facilities Issue); Series 2010 A, Lease RB	5.00%	07/01/35	400	391,428

New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(e)	7.38%	07/01/16	1,665	1,936,562

New York (State of) Dormitory Authority (The New School); Series 2010, Non State Supported Debt RB	5.50%	07/01/40	525	514,106

New York (State of) Dormitory Authority (Vassar College); Series 2007, Non State Supported Debt RB	5.00%	07/01/46	390	378,951

New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group); Series 2003 B, RB	5.50%	07/01/23	750	756,488

New York (State of) Dormitory Authority; Series 1993 A, State University Educational Facilities RB	5.25%	05/15/15	2,000	2,225,640

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Registered Residual Interest Gas Facility RB(c)(f)	11.92%	07/01/26	700	701,736

New York (State of) Environmental Facilities Corp. (State Clean Water and Drinking Water–Pooled Financing Program – Sub. MFI Bonds); Series 2010 C, State Revolving RB	5.00%	10/15/39	400	401,284

New York (State of) Environmental Facilities Corp. (2010 Master Financing Program) Series 2005 B, State Revolving RB	5.50%	04/15/35	310	339,156

New York (State of) Mortgage Agency; Series 2007 143, Homeowner Mortgage RB(c)	4.90%	10/01/37	965	864,746

New York (State of) Thruway Authority (Second General Highway and Bridge Trust Fund); Series 2009 B, RB	5.00%	04/01/29	500	509,135

New York (State of) Thruway Authority; Series 2007 H, RB (INS–NATL)(a)	5.00%	01/01/29	1,000	1,008,870

New York (State of) Urban Development Corp. (Service Contract); Series 2008 B, Ref. RB	5.25%	01/01/24	750	792,472

New York City (City of) Health & Hospital Corp.; Series 2003 A, Health System RB (INS–AMBAC)(a)	5.25%	02/15/22	1,000	1,042,040

New York City (City of) Housing Development Corp. (East Midtown); Series 1978, RB(g)	6.50%	11/15/18	1,267	1,271,396

New York City (City of) Housing Development Corp. (Ruppert); Series 1978, MFH RB(g)	6.50%	11/15/18	1,324	1,393,784

New York City (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty RB	6.25%	03/01/15	425	425,200

New York City (City of) Industrial Development Agency (Airis JFK I LLC); Series 2001 A, Airport Facility RB(c)	5.50%	07/01/28	1,000	851,940

New York City (City of) Industrial Development Agency (IAC/Interactive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	625	533,206

New York City (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/25	500	516,565

New York City (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility RB (INS–ACA)(a)	5.25%	11/01/37	500	455,305

New York City (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(a)	5.00%	01/01/46	1,250	980,500

New York City (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility RB	6.38%	07/01/31	420	407,719

New York City (City of) Industrial Development Agency (Terminal One Group Association); Series 2005, Special Facility RB(c)(h)(i)	5.50%	01/01/16	2,000	2,001,520

New York City (City of) Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	500	500,460

New York City (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	1,000	1,031,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco New York Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York City (City of) Transitional Finance Authority;
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	$350	$377,965

Series 2009 A, Sec. Future Tax Sub. RB(d)	5.00%	05/01/28	755	781,840

Series 2009 A, Sec. Future Tax Sub. RB(d)	5.00%	05/01/29	605	626,090

Series 2009 A, Sec. Future Tax Sub. RB(d)	5.00%	05/01/30	605	621,504

Series 2009 S-3, Building Aid RB	5.25%	01/15/27	500	520,080

Series 2009 S-3, Building Aid RB	5.25%	01/15/39	500	504,305

Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	594,595

New York City (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2008 A-2, RB(i)(j)	0.24%	03/18/11	300	300,000

New York City (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	350	333,074

New York City (City of);
Series 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	750	794,610

Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	437,728

Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	405	420,216

Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	900	923,517

North Syracuse Central School District (Onondaga County); Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	06/15/23	935	1,018,140

Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center); Series 1999 A, RB	5.88%	12/01/29	425	375,997

Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	440	424,556

Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	360	350,892

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB(c)(g)(h)(i)	6.63%	10/01/13	350	348,534

Suffolk (County of) Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	195	183,429

Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	895,890

Triborough Bridge & Tunnel Authority;
Series 2008, General Purpose RB	4.75%	11/15/29	200	199,692

Series 2008, General Purpose RB	5.00%	11/15/37	500	493,070

Troy (City of) Capital Resource Corp. (Rensselaer Polytechnic); Series 2010 A, RB	5.00%	09/01/30	500	482,485

TSASC, Inc.; Series 2006 1, Tobacco Settlement RB	5.13%	06/01/42	475	318,549

United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/26	810	824,596

Westchester (County of) Tobacco Asset Securitization Corp.; Series 2005, RB	5.13%	06/01/45	1,000	694,140

				63,149,522

Guam–0.78%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	133,218

Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	240	212,331

Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	185	170,577

				516,126

Puerto Rico–7.16%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	650	609,414

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, Power RB	5.00%	07/01/37	1,000	849,700

Series 2008 WW, Power RB	5.25%	07/01/33	500	452,435

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB	5.50%	07/01/15	2,000	2,117,640

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS–AMBAC)(a)	5.50%	07/01/27	275	264,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco New York Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
First Sub. Series 2010 A, Sales Tax RB	5.38%	08/01/39	$215	$198,965

Series 2010 A, Sales Tax CAB RB(b)	0.00%	08/01/34	1,000	217,980

				4,710,791

Virgin Islands–2.01%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	345	354,719

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	471,095

Virgin Islands (Government of) Water & Power Authority; Series A, RB	5.00%	07/01/22	500	499,965

				1,325,779

TOTAL INVESTMENTS(k)–105.88% (Cost $69,701,487)				69,702,218

FLOATING RATE NOTE OBLIGATIONS–(6.77)%
Notes with interest rates of 0.26% to 0.32% at 02/28/11 and contractual maturities ranging from 05/01/28 to 07/01/35 (see Note 1D)(l)				(4,460,000)

OTHER ASSETS LESS LIABILITIES–0.89%				588,493

NET ASSETS–100.00%				$65,830,711

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.*
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation
CIFG	– CIFG Assurance North America, Inc.
Conv.	– Convertible
FGIC	– Financial Guaranty Insurance Co.
FHA	– Federal Housing Administration
GO	– General Obligation
INS	– Insurer
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PILOT	– Payment-in-Lieu-of-Tax
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco New York Tax-Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security subject to the alternative minimum tax.
(d)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1I.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Current coupon rate for an inverse floating municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $701,736 which represents 1% of the net assets applicable to common shareholders.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $3,013,713, which represented 4.58% of the Fund’s Net Assets.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	8.38%

American Municipal Bond Assurance Corp.*	5.49

* AMBAC filed for bankruptcy on November 8, 2010.

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at February 28, 2011. At February 28, 2011, the Fund’s investments with a value of $6,786,044 are held by the Dealer Trusts and serve as collateral for the $4,460,000 in floating rate note obligations outstanding at that date.

Portfolio Composition

By credit quality, based on total investments

AAA	5.5%

AA	39.3

A	21.1

BBB	22.8

BB	4.7

Non-Rated	6.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco New York Tax-Free Income Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $69,701,487)	$69,702,218

Receivable for:
Investments sold	1,185,444

Fund shares sold	3,227

Interest	771,792

Fund expenses absorbed	18,511

Investment for trustee deferred compensation and retirement plans	1,170

Other assets	5,778

Total assets	71,688,140

Liabilities:
Floating rate note obligations	4,460,000

Payable for:
Fund shares reacquired	193,346

Amount due custodian	1,062,738

Dividends	11,126

Accrued fees to affiliates	24,315

Accrued other operating expenses	42,799

Trustee deferred compensation and retirement plans	63,105

Total liabilities	5,857,429

Net assets applicable to shares outstanding	$65,830,711

Net assets consist of:
Shares of beneficial interest	$66,992,397

Undistributed net investment income	263,669

Undistributed net realized gain (loss)	(1,275,145)

Unrealized appreciation (depreciation)	(150,210)

$65,830,711

Net Assets:
Class A	$41,854,207

Class B	$12,655,565

Class C	$4,227,719

Class Y	$7,093,220

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	4,020,256

Class B	1,223,973

Class C	409,452

Class Y	688,821

Class A:
Net asset value per share	$10.41

Maximum offering price per share
(Net asset value of $10.41 divided by 95.25%)	$10.93

Class B:
Net asset value and offering price per share	$10.34

Class C:
Net asset value and offering price per share	$10.33

Class Y:
Net asset value and offering price per share	$10.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco New York Tax-Free Income Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Interest	$1,867,237

Expenses:
Advisory fees	161,489

Administrative services fees	24,795

Custodian fees	1,793

Distribution fees:
Class A	54,515

Class B	45,879

Class C	15,622

Interest, facilities and maintenance fees	21,416

Transfer agent fees	11,999

Trustees’ and officers’ fees and benefits	8,915

Reports to shareholders	23,488

Professional services fees	20,620

Other	5,153

Total expenses	395,684

Less: Fees waived	(36,050)

Net expenses	359,634

Net investment income	1,507,603

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(335,497)

Change in net unrealized appreciation (depreciation) of investment securities	(4,961,416)

Net realized and unrealized gain (loss)	(5,296,913)

Net increase (decrease) in net assets resulting from operations	$(3,789,310)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco New York Tax-Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011, eight months ended August 31, 2010 and the year ended December 31, 2009.
(Unaudited)

	Six months ended	Eight months ended	Year ended
	February 28,	August 31,	December 31,
	2011	2010	2009

Operations:
Net investment income	$1,507,603	$2,046,892	$3,229,417

Net realized gain (loss)	(335,497)	366,947	(956,363)

Change in net unrealized appreciation (depreciation)	(4,961,416)	2,704,990	7,884,639

Net increase (decrease) in net assets resulting from operations	(3,789,310)	5,118,829	10,157,693

Distributions to shareholders from net investment income:
Class A	(963,096)	(1,348,666)	(2,069,014)

Class B	(274,522)	(399,841)	(691,933)

Class C	(81,280)	(82,371)	(128,410)

Class Y	(165,963)	(186,410)	(305,375)

Total distributions from net investment income	(1,484,861)	(2,017,288)	(3,194,732)

Distributions to shareholders from net realized gains:
Class A	—	—	(999,885)

Class B	—	—	(334,293)

Class C	—	—	(72,059)

Class Y	—	—	(139,005)

Total distributions from net realized gains	—	—	(1,545,242)

Share transactions–net:
Class A	(1,344,656)	(1,355,826)	(858,228)

Class B	(1,224,270)	(614,049)	(553,439)

Class C	744,877	345,296	560,275

Class Y	696,016	409,554	(1,019,265)

Net increase (decrease) in net assets resulting from share transactions	(1,128,033)	(1,215,025)	(1,870,657)

Net increase (decrease) in net assets	(6,402,204)	1,886,516	3,547,062

Net assets:
Beginning of period	72,232,915	70,346,399	66,799,337

End of period (includes undistributed net investment income of $263,669, $240,927 and $212,455, respectively)	$65,830,711	$72,232,915	$70,346,399

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco New York Tax-Free Income Fund, formerly Morgan Stanley New York Tax-Free Income Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust), formerly AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide a high-level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital.

12        Invesco New York Tax-Free Income Fund

  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

13        Invesco New York Tax-Free Income Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds as a component of Interest, facilities and maintenance fees and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the Dealer Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the Dealer Trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate obligations, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.47%

Over $500 million	0.445%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco

14        Invesco New York Tax-Free Income Fund

Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.90%, 1.40%, 1.40% and 0.65% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the period ended February 28, 2011, the Adviser waived advisory fees of $36,050.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $1,361 in front-end sales commissions from the sale of Class A shares and $5, $4,342 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Supplemental Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	69,702,218	$—	$69,702,218

15        Invesco New York Tax-Free Income Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $814 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company (“SSB”), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during February 28, 2011 were $4,974,286 and 0.87%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$954,559

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $6,426,063 and $6,239,751, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,463,834

Aggregate unrealized (depreciation) of investment securities	(2,229,435)

Net unrealized appreciation of investment securities	$234,399

Cost of investments for tax purposes is $69,467,819.

16        Invesco New York Tax-Free Income Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Eight months ended		Year ended
	February 28, 2011(a)		August 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:

Class A	141,558	$1,509,635	720,511	$7,840,290	109,018	$1,153,786

Class B	41,761	457,107	665,555	7,245,923	104,467	1,087,201

Class C	108,959	1,180,515	77,020	836,095	60,818	625,415

Class Y	104,627	1,123,700	113,389	1,243,241	27,511	284,961

Issued as reinvestment of dividends:

Class A	51,885	554,852	110,526	1,198,724	279,522	2,897,033

Class B	12,337	130,586	31,379	337,366	92,244	949,194

Class C	4,623	48,950	6,819	73,317	18,265	187,685

Class Y	9,036	95,614	14,831	159,082	37,684	386,211

Reacquired:

Class A	(323,052)	(3,409,143)	(950,248)	(10,394,840)	(470,342)	(4,909,047)

Class B	(172,901)	(1,811,963)	(759,706)	(8,197,338)	(249,422)	(2,589,834)

Class C	(46,627)	(484,588)	(52,507)	(564,116)	(24,224)	(252,825)

Class Y	(50,957)	(523,298)	(92,217)	(992,769)	(164,291)	(1,690,437)

Net increase (decrease) in share activity	(118,751)	$(1,128,033)	(114,648)	$(1,215,025)	(178,750)	$(1,870,657)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 72% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

17        Invesco New York Tax-Free Income Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

															Ratio of
															expenses
											Ratio of		Ratio of		to average
			Net gains								expenses		expenses		net assets
			(losses)								to average		to average net		with fee waivers		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		and/or expenses,		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		exclusive of		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		interest, facilities		to average		Portfolio
	of period	income	unrealized)	operations	income	gains	Distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		and maintenance fees		net assets		turnover(b)

Class A
Six months ended 02/28/11	$11.21	$0.24	$(0.80)	$(0.56)	$(0.24)	$—	$(0.24)	$10.41	(5.08)%	$41,854	0.96	%(c)	1.06	%(c)	0.90	%(c)	4.48	%(c)	9%
Eight months ended 8/31/10	10.73	0.32	0.48	0.80	(0.32)	—	(0.32)	11.21	7.55	46,528	0.97	(d)	1.14	(d)	0.90	(d)	4.44	(d)	19
Year ended 12/31/09	9.92	0.49	1.04	1.53	(0.48)	(0.24)	(0.72)	10.73	15.91	45,803	0.92		1.13		0.90		4.67		41
Year ended 12/31/08	11.03	0.49	(0.99)	(0.50)	(0.48)	(0.13)	(0.61)	9.92	(4.63)	43,152	0.91		1.06		0.91		4.58		9
Year ended 12/31/07	11.29	0.50	(0.26)	0.24	(0.49)	(0.01)	(0.50)	11.03	2.33	49,048	1.00		1.16		0.90		4.49		4
Year ended 12/31/06	11.31	0.49	0.03	0.52	(0.48)	(0.06)	(0.54)	11.29	4.63	57,776	0.91		1.03		0.91		4.32		12

Class B
Six months ended 02/28/11	11.14	0.22	(0.81)	(0.59)	(0.21)	—	(0.21)	10.34	(5.34)	12,656	1.38	(c)	1.48	(c)	1.32	(c)	4.06	(c)	9
Eight months ended 8/31/10	10.65	0.31	0.48	0.79	(0.30)	—	(0.30)	11.14	7.55	14,952	1.08	(d)	1.25	(d)	1.01	(d)	4.33	(d)	19
Year ended 12/31/09	9.85	0.49	1.03	1.52	(0.48)	(0.24)	(0.72)	10.65	15.90	14,970	0.91		1.26		0.89		4.68		41
Year ended 12/31/08	10.95	0.49	(0.98)	(0.49)	(0.48)	(0.13)	(0.61)	9.85	(4.60)	14,360	0.90		1.05		0.90		4.59		9
Year ended 12/31/07	11.21	0.51	(0.26)	0.25	(0.50)	(0.01)	(0.51)	10.95	2.36	17,424	0.87		1.03		0.77		4.62		4
Year ended 12/31/06	11.24	0.51	0.02	0.53	(0.50)	(0.06)	(0.56)	11.21	4.84	22,629	0.72		0.84		0.72		4.51		12

Class C
Six months ended 02/28/11	11.12	0.21	(0.79)	(0.58)	(0.21)	—	(0.21)	10.33	(5.29)	4,228	1.46	(c)	1.56	(c)	1.40	(c)	3.98	(c)	9
Eight months ended 8/31/10	10.64	0.28	0.48	0.76	(0.28)	—	(0.28)	11.12	7.23	3,809	1.47	(d)	1.64	(d)	1.40	(d)	3.94	(d)	19
Year ended 12/31/09	9.86	0.43	1.02	1.45	(0.43)	(0.24)	(0.67)	10.64	15.09	3,311	1.42		1.63		1.40		4.17		41
Year ended 12/31/08	10.96	0.43	(0.97)	(0.54)	(0.43)	(0.13)	(0.56)	9.86	(5.07)	2,526	1.41		1.56		1.41		4.08		9
Year ended 12/31/07	11.22	0.44	(0.26)	0.18	(0.43)	(0.01)	(0.44)	10.96	1.80	2,881	1.51		1.67		1.41		3.98		4
Year ended 12/31/06	11.25	0.43	0.03	0.46	(0.43)	(0.06)	(0.49)	11.22	4.11	2,832	1.41		1.53		1.41		3.82		12

Class Y
Six months ended 02/28/11	11.09	0.25	(0.79)	(0.54)	(0.25)	—	(0.25)	10.30	(4.95)	7,093	0.71	(c)	0.81	(c)	0.65	(c)	4.73	(c)	9
Eight months ended 8/31/10	10.61	0.34	0.47	0.81	(0.33)	—	(0.33)	11.09	7.78	6,944	0.72	(d)	0.89	(d)	0.65	(d)	4.69	(d)	19
Year ended 12/31/09	9.81	0.51	1.03	1.54	(0.50)	(0.24)	(0.74)	10.61	16.22	6,262	0.67		0.88		0.65		4.92		41
Year ended 12/31/08	10.91	0.51	(0.97)	(0.46)	(0.51)	(0.13)	(0.64)	9.81	(4.40)	6,761	0.66		0.81		0.66		4.83		9
Year ended 12/31/07	11.16	0.52	(0.25)	0.27	(0.51)	(0.01)	(0.52)	10.91	2.56	10,226	0.76		0.92		0.66		4.73		4
Year ended 12/31/06	11.19	0.51	0.03	0.54	(0.51)	(0.06)	(0.57)	11.16	4.89	10,824	0.66		0.78		0.66		4.57		12

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $43,973, $13,940, $4,200 and $7,174 for Class A, Class B, Class C and Class Y shares, respectively.
(d)	Annualized.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen New York Tax-Free Income Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations. In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

18        Invesco New York Tax-Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$949.20	$4.35	$1,020.33	$4.51	0.90%

B	1,000.00	946.70	6.37	1,018.25	6.61	1.32

C	1,000.00	946.30	6.76	1,017.85	7.00	1.40

Y	1,000.00	950.50	3.14	1,021.57	3.26	0.65

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19        Invesco New York Tax-Free Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-NYTFI-SAR-1	Invesco Distributors, Inc.

Invesco S&P 500 Index Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: SPIAX ▪ B: SPIBX ▪ C: SPICX ▪ Y: SPIDX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
23	Financial Highlights
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	27.46%

Class B Shares	26.99

Class C Shares	26.98

Class Y Shares	27.64

S&P 500 Index▼ (Broad Market/Style-Specific Index)	27.73

Lipper S&P 500 Objective Funds Index▼ (Peer Group Index)	27.57

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Lipper S&P 500 Objective Funds Index is an unmanaged index considered representative of S&P 500 objective funds tracked by Lipper.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/28/11, including maximum applicable
sales charges

Class A Shares

Inception (9/26/97)		3.34%

10	Years	1.49

5	Years	1.29

1	Year	15.28

Class B Shares

Inception (9/26/97)		3.30%

10	Years	1.43

5	Years	1.30

1	Year	16.10

Class C Shares

Inception (9/26/97)		3.00%

10	Years	1.30

5	Years	1.69

1	Year	20.14

Class Y Shares

Inception (9/26/97)		4.02%

10	Years	2.31

5	Years	2.70

1	Year	22.32

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (9/26/97)		2.95%

10	Years	0.30

5	Years	0.72

1	Year	8.23

Class B Shares

Inception (9/26/97)		2.91%

10	Years	0.25

5	Years	0.71

1	Year	8.64

Class C Shares

Inception (9/26/97)		2.61%

10	Years	0.11

5	Years	1.10

1	Year	12.61

Class Y Shares

Inception (9/26/97)		3.63%

10	Years	1.10

5	Years	2.12

1	Year	14.79
fund and Invesco S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, and Class Y shares was 0.61%, 1.36%, 1.36% and 0.36%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2 Invesco S&P 500 Index Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
3 Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.25%
Advertising–0.18%
Interpublic Group of Cos., Inc. (The)	22,574	$297,977

Omnicom Group Inc.	13,914	708,222

		1,006,199

Aerospace & Defense–2.68%
Boeing Co. (The)	33,883	2,439,915

General Dynamics Corp.	17,448	1,328,142

Goodrich Corp.	5,775	497,978

Honeywell International Inc.	36,036	2,086,845

ITT Corp.	8,480	491,246

L-3 Communications Holdings, Inc.	5,204	412,625

Lockheed Martin Corp.	13,639	1,079,663

Northrop Grumman Corp.	13,486	899,247

Precision Castparts Corp.	6,583	933,140

Raytheon Co.	16,837	862,223

Rockwell Collins, Inc.	7,244	466,803

United Technologies Corp.	42,652	3,563,148

		15,060,975

Agricultural Products–0.19%
Archer-Daniels-Midland Co.	29,510	1,097,182

Air Freight & Logistics–1.01%
C.H. Robinson Worldwide, Inc.	7,668	555,087

Expeditors International of Washington, Inc.	9,808	468,822

FedEx Corp.	14,532	1,308,171

United Parcel Service, Inc.–Class B	45,679	3,371,110

		5,703,190

Airlines–0.07%
Southwest Airlines Co.	34,508	408,230

Aluminum–0.14%
Alcoa Inc.	47,180	794,983

Apparel Retail–0.46%
Abercrombie & Fitch Co.–Class A	4,017	230,455

Gap, Inc. (The)	20,295	457,247

Limited Brands, Inc.	12,216	391,156

Ross Stores, Inc.	5,545	399,462

TJX Cos., Inc. (The)	18,282	911,723

Urban Outfitters, Inc.(b)	5,934	227,747

		2,617,790

Apparel, Accessories & Luxury Goods–0.27%
Coach, Inc.	13,689	751,800

Polo Ralph Lauren Corp.	3,029	383,805

VF Corp.	3,966	379,427

		1,515,032

Application Software–0.60%
Adobe Systems Inc.(b)	23,497	810,647

Autodesk, Inc.(b)	10,502	441,609

Citrix Systems, Inc.(b)	8,672	608,428

Compuware Corp.(b)	10,116	113,906

Intuit Inc.(b)	12,912	678,913

Salesforce.com, Inc.(b)	5,461	722,326

		3,375,829

Asset Management & Custody Banks–1.20%
Ameriprise Financial, Inc.	11,453	725,204

Bank of New York Mellon Corp. (The)	57,297	1,741,256

Federated Investors, Inc.–Class B	4,193	115,559

Franklin Resources, Inc.	6,723	844,543

Invesco Ltd.	21,341	572,793

Janus Capital Group Inc.	8,486	113,967

Legg Mason, Inc.	7,066	256,143

Northern Trust Corp.	11,186	576,862

State Street Corp.	23,188	1,036,967

T. Rowe Price Group Inc.	11,844	793,311

		6,776,605

Auto Parts & Equipment–0.23%
Johnson Controls, Inc.	31,149	1,270,879

Automobile Manufacturers–0.46%
Ford Motor Co.(b)	173,060	2,604,553

Automotive Retail–0.21%
AutoNation, Inc.(b)	2,982	100,315

AutoZone, Inc.(b)	1,275	328,886

CarMax, Inc.(b)	10,385	367,317

O’Reilly Automotive, Inc.(b)	6,444	358,158

		1,154,676

Biotechnology–1.19%
Amgen Inc.(b)	43,641	2,240,092

Biogen Idec Inc.(b)	11,006	752,810

Celgene Corp.(b)	21,738	1,154,288

Cephalon Inc.(b)	3,425	192,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)

Genzyme Corp.(b)	11,962	$902,533

Gilead Sciences, Inc.(b)	37,500	1,461,750

		6,704,335

Brewers–0.06%
Molson Coors Brewing Co.–Class B	7,306	334,103

Broadcasting–0.27%
CBS Corp.–Class B	31,450	750,397

Discovery Communications, Inc.–Class A(b)	13,132	566,120

Scripps Networks Interactive Inc.–Class A	4,121	214,045

		1,530,562

Building Products–0.04%
Masco Corp.	16,558	225,023

Cable & Satellite–1.19%
Cablevision Systems Corp.–Class A	11,086	408,519

Comcast Corp.–Class A	128,876	3,319,846

DIRECTV–Class A(b)	38,509	1,770,259

Time Warner Cable Inc.	16,430	1,185,917

		6,684,541

Casinos & Gaming–0.12%
International Game Technology	13,773	226,703

Wynn Resorts Ltd.	3,491	429,149

		655,852

Coal & Consumable Fuels–0.29%
CONSOL Energy Inc.	10,431	528,956

Massey Energy Co.	4,686	296,764

Peabody Energy Corp.	12,454	815,613

		1,641,333

Commercial Printing–0.03%
R. R. Donnelley & Sons Co.	9,528	177,411

Communications Equipment–2.19%
Cisco Systems, Inc.(b)	256,024	4,751,805

F5 Networks, Inc.(b)	3,689	435,339

Harris Corp.	5,912	275,854

JDS Uniphase Corp.(b)	10,283	253,682

Juniper Networks, Inc.(b)	24,166	1,063,304

Motorola Mobility Holdings Inc.(b)	13,564	409,633

Motorola Solutions, Inc.(b)	15,502	598,997

QUALCOMM, Inc.	74,723	4,451,996

Tellabs, Inc.	17,040	91,846

		12,332,456

Computer & Electronics Retail–0.13%
Best Buy Co., Inc.	15,251	491,692

GameStop Corp.–Class A(b)	6,991	139,471

RadioShack Corp.	5,234	77,463

		708,626

Computer Hardware–3.69%
Apple Inc.(b)	42,370	14,965,508

Dell Inc.(b)	77,569	1,227,917

Hewlett-Packard Co.	104,748	4,570,155

		20,763,580

Computer Storage & Peripherals–0.79%
EMC Corp.(b)	95,170	2,589,576

Lexmark International, Inc.–Class A(b)	3,582	134,432

NetApp, Inc.(b)	16,693	862,360

SanDisk Corp.(b)	10,830	537,168

Western Digital Corp.(b)	10,613	324,546

		4,448,082

Construction & Engineering–0.20%
Fluor Corp.	8,258	584,336

Jacobs Engineering Group, Inc.(b)	5,809	290,799

Quanta Services, Inc.(b)	9,953	227,028

		1,102,163

Construction Materials–0.05%
Vulcan Materials Co.	5,917	271,294

Construction, Farm Machinery & Heavy Trucks–1.25%
Caterpillar Inc.	29,317	3,017,599

Cummins Inc.	9,136	923,832

Deere & Co.	19,578	1,764,957

Joy Global Inc.	4,769	464,405

PACCAR Inc.	16,844	844,390

		7,015,183

Consumer Electronics–0.03%
Harman International Industries, Inc.	3,258	158,469

Consumer Finance–0.72%
American Express Co.	48,373	2,107,612

Capital One Financial Corp.	21,105	1,050,396

Discover Financial Services	25,154	547,099

SLM Corp.(b)	22,428	332,383

		4,037,490

Data Processing & Outsourced Services–1.13%
Automatic Data Processing, Inc.	22,781	1,139,050

Computer Sciences Corp.	7,135	343,408

Fidelity National Information Services, Inc.	12,233	396,227

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco S&P 500 Index Fund

	Shares	Value

Data Processing & Outsourced Services–(continued)

Fiserv, Inc.(b)	6,869	$434,602

MasterCard, Inc.–Class A	4,472	1,075,784

Paychex, Inc.	14,867	499,977

Total System Services, Inc.	7,539	133,817

Visa Inc.–Class A	22,507	1,644,136

Western Union Co.	30,294	666,165

		6,333,166

Department Stores–0.37%
JC Penney Co., Inc.	10,920	381,763

Kohl’s Corp.	13,505	727,785

Macy’s, Inc.	19,560	467,484

Nordstrom, Inc.	7,774	351,851

Sears Holdings Corp.(b)	2,043	170,202

		2,099,085

Distillers & Vintners–0.09%
Brown-Forman Corp.–Class B	4,764	329,430

Constellation Brands, Inc.–Class A(b)	8,234	167,315

		496,745

Distributors–0.07%
Genuine Parts Co.	7,276	383,372

Diversified Banks–1.88%
Comerica Inc.	8,151	317,074

U.S. Bancorp	88,607	2,457,072

Wells Fargo & Co.	242,443	7,821,211

		10,595,357

Diversified Chemicals–0.99%
Dow Chemical Co. (The)	53,613	1,992,259

E. I. du Pont de Nemours and Co.	42,166	2,313,648

Eastman Chemical Co.	3,380	315,726

FMC Corp.	3,399	263,219

PPG Industries, Inc.	7,529	665,413

		5,550,265

Diversified Metals & Mining–0.42%
Freeport-McMoRan Copper & Gold Inc.	43,498	2,303,219

Titanium Metals Corp.(b)	4,122	78,277

		2,381,496

Diversified REIT’s–0.12%
Vornado Realty Trust	7,509	700,815

Diversified Support Services–0.07%
Cintas Corp.	5,824	163,771

Iron Mountain Inc.	9,243	240,318

		404,089

Drug Retail–0.70%
CVS Caremark Corp.	62,763	2,074,945

Walgreen Co.	42,761	1,853,262

		3,928,207

Education Services–0.08%
Apollo Group, Inc.–Class A(b)	5,857	265,088

DeVry, Inc.	2,922	158,518

		423,606

Electric Utilities–1.68%
American Electric Power Co., Inc.	22,183	793,708

Duke Energy Corp.	61,181	1,100,646

Edison International	15,048	558,582

Entergy Corp.	8,356	594,947

Exelon Corp.	30,550	1,275,768

FirstEnergy Corp.	19,315	739,775

NextEra Energy, Inc.	19,207	1,065,412

Northeast Utilities	8,143	277,188

Pepco Holdings, Inc.	10,368	194,193

Pinnacle West Capital Corp.	4,994	210,897

PPL Corp.	22,322	567,648

Progress Energy, Inc.	13,530	618,456

Southern Co.	38,738	1,476,305

		9,473,525

Electrical Components & Equipment–0.54%
Emerson Electric Co.	34,765	2,074,080

Rockwell Automation, Inc.	6,545	574,193

Roper Industries, Inc.	4,336	364,787

		3,013,060

Electronic Components–0.38%
Amphenol Corp.–Class A	8,065	463,576

Corning Inc.	72,189	1,664,679

		2,128,255

Electronic Equipment & Instruments–0.04%
FLIR Systems, Inc.	7,325	236,598

Electronic Manufacturing Services–0.07%
Jabil Circuit, Inc.	9,054	194,027

Molex Inc.	6,374	178,026

		372,053

Environmental & Facilities Services–0.28%
Republic Services, Inc.	14,198	420,403

Stericycle, Inc.(b)	3,908	337,729

Waste Management, Inc.	21,976	814,431

		1,572,563

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco S&P 500 Index Fund

	Shares	Value

Fertilizers & Agricultural Chemicals–0.40%
CF Industries Holdings, Inc.	3,284	$463,963

Monsanto Co.	24,775	1,781,075

		2,245,038

Food Distributors–0.13%
Sysco Corp.	27,024	750,997

Food Retail–0.27%
Kroger Co. (The)	29,457	674,565

Safeway Inc.	17,219	375,719

SUPERVALU Inc.	9,799	84,565

Whole Foods Market, Inc.	6,789	397,564

		1,532,413

Footwear–0.28%
NIKE, Inc.–Class B	17,658	1,572,092

Gas Utilities–0.08%
Nicor Inc.	2,082	109,805

ONEOK, Inc.	4,890	315,747

		425,552

General Merchandise Stores–0.38%
Big Lots, Inc.(b)	3,440	141,143

Family Dollar Stores, Inc.	5,799	290,414

Target Corp.	32,706	1,718,700

		2,150,257

Gold–0.22%
Newmont Mining Corp.	22,775	1,258,774

Health Care Distributors–0.40%
AmerisourceBergen Corp.	12,764	483,883

Cardinal Health, Inc.	16,117	671,112

McKesson Corp.	11,689	926,704

Patterson Cos. Inc.	4,432	147,940

		2,229,639

Health Care Equipment–1.77%
Baxter International Inc.	26,915	1,430,532

Becton, Dickinson and Co.	10,621	849,680

Boston Scientific Corp.(b)	70,213	502,725

C.R. Bard, Inc.	4,254	415,871

CareFusion Corp.(b)	10,297	281,314

Covidien PLC (Ireland)	23,161	1,191,634

Intuitive Surgical, Inc.(b)	1,814	594,901

Medtronic, Inc.	49,879	1,991,170

St. Jude Medical, Inc.	15,835	758,180

Stryker Corp.	15,774	997,863

Varian Medical Systems, Inc.(b)	5,476	379,377

Zimmer Holdings, Inc.(b)	9,119	568,479

		9,961,726

Health Care Facilities–0.03%
Tenet Healthcare Corp.(b)	22,426	161,019

Health Care Services–0.66%
DaVita, Inc.(b)	4,455	353,593

Express Scripts, Inc.(b)	24,344	1,368,620

Laboratory Corp. of America Holdings(b)	4,666	420,547

Medco Health Solutions, Inc.(b)	19,602	1,208,267

Quest Diagnostics Inc.	6,528	370,464

		3,721,491

Health Care Supplies–0.04%
DENTSPLY International Inc.	6,559	245,110

Health Care Technology–0.06%
Cerner Corp.(b)	3,339	335,403

Home Entertainment Software–0.05%
Electronic Arts Inc.(b)	15,327	288,148

Home Furnishings–0.03%
Leggett & Platt, Inc.	6,762	155,932

Home Improvement Retail–0.80%
Home Depot, Inc. (The)	75,698	2,836,404

Lowe’s Cos., Inc.	63,743	1,668,154

		4,504,558

Homebuilding–0.07%
D.R. Horton, Inc.	12,961	153,458

Lennar Corp.–Class A	7,346	148,095

Pulte Group Inc.(b)	15,536	107,199

		408,752

Homefurnishing Retail–0.10%
Bed Bath & Beyond Inc.(b)	11,968	576,259

Hotels, Resorts & Cruise Lines–0.38%
Carnival Corp.	19,892	848,792

Marriott International Inc.–Class A	13,291	521,140

Starwood Hotels & Resorts Worldwide, Inc.	8,805	537,985

Wyndham Worldwide Corp.	8,081	252,774

		2,160,691

Household Appliances–0.15%
Stanley Black & Decker Inc.	7,663	581,085

Whirlpool Corp.	3,462	285,615

		866,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco S&P 500 Index Fund

	Shares	Value

Household Products–2.06%
Clorox Co. (The)	6,435	$436,036

Colgate-Palmolive Co.	22,294	1,750,525

Kimberly-Clark Corp.	18,835	1,241,226

Procter & Gamble Co. (The)	129,296	8,152,113

		11,579,900

Housewares & Specialties–0.12%
Fortune Brands, Inc.	7,047	435,927

Newell Rubbermaid Inc.	13,408	259,311

		695,238

Human Resource & Employment Services–0.06%
Monster Worldwide, Inc.(b)	5,994	102,797

Robert Half International, Inc.	6,796	216,793

		319,590

Hypermarkets & Super Centers–1.10%
Costco Wholesale Corp.	19,969	1,493,482

Wal-Mart Stores, Inc.	90,491	4,703,722

		6,197,204

Independent Power Producers & Energy Traders–0.16%
AES Corp. (The)(b)	30,578	378,250

Constellation Energy Group Inc.	9,228	286,714

NRG Energy, Inc.(b)	11,418	228,246

		893,210

Industrial Conglomerates–2.61%
3M Co.	33,019	3,045,342

General Electric Co.(c)	492,148	10,295,736

Textron Inc.	12,697	343,962

Tyco International Ltd. (Switzerland)	22,606	1,024,956

		14,709,996

Industrial Gases–0.45%
Air Products & Chemicals, Inc.	9,896	910,432

Airgas, Inc.	3,406	213,148

Praxair, Inc.	14,151	1,406,326

		2,529,906

Industrial Machinery–1.07%
Danaher Corp.	24,769	1,253,311

Dover Corp.	8,627	554,285

Eaton Corp.	7,773	861,093

Flowserve Corp.	2,616	326,922

Illinois Tool Works Inc.	22,907	1,239,269

Ingersoll-Rand PLC (Ireland)	14,965	677,914

Pall Corp.	5,298	287,999

Parker Hannifin Corp.	7,451	664,480

Snap-on Inc.	2,725	156,497

		6,021,770

Industrial REIT’s–0.08%
ProLogis	26,283	427,362

Insurance Brokers–0.28%
Aon Corp.	15,238	802,128

Marsh & McLennan Cos., Inc.	25,101	764,075

		1,566,203

Integrated Oil & Gas–7.49%
Chevron Corp.	92,955	9,644,081

ConocoPhillips	67,863	5,284,492

Exxon Mobil Corp.	232,918	19,921,476

Hess Corp.	13,857	1,205,975

Marathon Oil Corp.	32,790	1,626,384

Murphy Oil Corp.	8,885	653,314

Occidental Petroleum Corp.	37,533	3,827,240

		42,162,962

Integrated Telecommunication Services–2.55%
AT&T Inc.	272,987	7,747,371

CenturyLink Inc.	14,006	576,767

Frontier Communications Corp.	45,907	389,751

Qwest Communications International Inc.	80,497	548,990

Verizon Communications Inc.	130,570	4,820,644

Windstream Corp.	22,341	280,156

		14,363,679

Internet Retail–0.79%
Amazon.com, Inc.(b)	16,377	2,837,970

Expedia, Inc.	9,341	185,512

Netflix Inc.(b)	1,982	409,620

Priceline.com Inc.(b)	2,267	1,028,946

		4,462,048

Internet Software & Services–1.85%
Akamai Technologies, Inc.(b)	8,422	316,078

eBay Inc.(b)	52,993	1,775,531

Google Inc.–Class A(b)	11,521	7,066,981

VeriSign, Inc.	7,943	280,308

Yahoo! Inc.(b)	60,209	987,428

		10,426,326

Investment Banking & Brokerage–1.24%
Charles Schwab Corp. (The)	45,807	868,959

E*TRADE Financial Corp.(b)	9,179	146,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco S&P 500 Index Fund

	Shares	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The)	23,614	$3,867,501

Morgan Stanley	69,880	2,074,038

		6,957,179

IT Consulting & Other Services–1.95%
Cognizant Technology Solutions Corp.–Class A(b)	14,017	1,077,487

International Business Machines Corp.	57,385	9,289,484

SAIC, Inc.(b)	13,562	221,603

Teradata Corp.(b)	7,736	369,935

		10,958,509

Leisure Products–0.12%
Hasbro, Inc.	6,283	282,107

Mattel, Inc.	16,573	415,319

		697,426

Life & Health Insurance–1.13%
Aflac, Inc.	21,767	1,281,206

Lincoln National Corp.	14,630	464,063

MetLife, Inc.	41,861	1,982,537

Principal Financial Group, Inc.	14,796	506,911

Prudential Financial, Inc.	22,417	1,475,711

Torchmark Corp.	3,651	238,228

Unum Group	14,648	388,611

		6,337,267

Life Sciences Tools & Services–0.47%
Agilent Technologies, Inc.(b)	15,998	673,196

Life Technologies Corp.(b)	8,624	460,263

PerkinElmer, Inc.	5,432	143,948

Thermo Fisher Scientific, Inc.(b)	18,359	1,024,799

Waters Corp.(b)	4,180	347,149

		2,649,355

Managed Health Care–0.94%
Aetna Inc.	18,480	690,413

CIGNA Corp.	12,513	526,422

Coventry Health Care, Inc.(b)	6,858	207,112

Humana Inc.(b)	7,774	505,388

UnitedHealth Group Inc.	50,806	2,163,319

WellPoint Inc.	18,180	1,208,424

		5,301,078

Metal & Glass Containers–0.09%
Ball Corp.	8,078	291,616

Owens-Illinois, Inc.(b)	7,558	230,443

		522,059

Motorcycle Manufacturers–0.08%
Harley-Davidson, Inc.	10,878	444,040

Movies & Entertainment–1.57%
News Corp.–Class A	105,484	1,832,257

Time Warner Inc.	51,239	1,957,330

Viacom Inc.–Class B	27,923	1,247,041

Walt Disney Co. (The)	87,465	3,825,719

		8,862,347

Multi-Line Insurance–0.35%
American International Group, Inc.(b)	6,663	246,931

Assurant, Inc.	4,893	198,803

Genworth Financial Inc.–Class A(b)	22,613	299,170

Hartford Financial Services Group, Inc. (The)	20,533	607,777

Loews Corp.	14,610	631,882

		1,984,563

Multi-Sector Holdings–0.05%
Leucadia National Corp.	9,102	301,549

Multi-Utilities–1.23%
Ameren Corp.	11,076	309,685

CenterPoint Energy, Inc.	19,546	309,999

CMS Energy Corp.	11,296	217,561

Consolidated Edison, Inc.	13,419	670,682

Dominion Resources, Inc.	26,813	1,223,477

DTE Energy Co.	7,811	367,742

Integrys Energy Group, Inc.	3,536	173,158

NiSource Inc.	12,854	246,283

PG&E Corp.	18,109	834,100

Public Service Enterprise Group Inc.	23,369	764,166

SCANA Corp.	5,206	210,739

Sempra Energy	11,087	590,161

TECO Energy, Inc.	9,918	179,615

Wisconsin Energy Corp.	5,378	318,378

Xcel Energy, Inc.	21,252	508,773

		6,924,519

Office Electronics–0.12%
Xerox Corp.	64,075	688,806

Office REIT’s–0.11%
Boston Properties, Inc.	6,466	620,219

Office Services & Supplies–0.08%
Avery Dennison Corp.	4,960	198,003

Pitney Bowes Inc.	9,392	236,491

		434,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco S&P 500 Index Fund

	Shares	Value

Oil & Gas Drilling–0.31%
Diamond Offshore Drilling, Inc.	3,257	$254,795

Helmerich & Payne, Inc.	4,867	316,306

Nabors Industries Ltd. (Bermuda)(b)	13,182	375,292

Noble Corp. (Switzerland)(b)	11,818	528,383

Rowan Cos., Inc.(b)	5,815	248,126

		1,722,902

Oil & Gas Equipment & Services–2.13%
Baker Hughes Inc.	19,920	1,415,316

Cameron International Corp.(b)	11,203	662,433

FMC Technologies, Inc.(b)	5,510	518,216

Halliburton Co.	42,011	1,971,996

National Oilwell Varco Inc.	19,382	1,542,226

Schlumberger Ltd.	63,021	5,887,422

		11,997,609

Oil & Gas Exploration & Production–2.20%
Anadarko Petroleum Corp.	22,891	1,873,171

Apache Corp.	17,652	2,199,792

Cabot Oil & Gas Corp.	4,772	217,890

Chesapeake Energy Corp.	30,204	1,075,564

Denbury Resources Inc.(b)	18,461	447,310

Devon Energy Corp.	19,949	1,824,137

EOG Resources, Inc.	11,733	1,317,733

EQT Corp.	6,888	339,578

Newfield Exploration Co.(b)	6,174	449,406

Noble Energy, Inc.	8,087	749,341

Pioneer Natural Resources Co.	5,341	546,598

QEP Resources Inc.	8,111	320,790

Range Resources Corp.	7,393	401,440

Southwestern Energy Co.(b)	16,017	632,351

		12,395,101

Oil & Gas Refining & Marketing–0.20%
Sunoco, Inc.	5,551	232,365

Tesoro Corp.(b)	6,609	157,162

Valero Energy Corp.	26,153	736,991

		1,126,518

Oil & Gas Storage & Transportation–0.40%
El Paso Corp.	32,524	604,946

Spectra Energy Corp.	29,941	800,922

Williams Cos., Inc. (The)	27,010	820,024

		2,225,892

Other Diversified Financial Services–3.80%
Bank of America Corp.	465,839	6,656,839

Citigroup Inc.(b)	1,341,847	6,279,844

JPMorgan Chase & Co.	180,567	8,430,673

		21,367,356

Packaged Foods & Meats–1.50%
Campbell Soup Co.	8,845	297,723

ConAgra Foods, Inc.	20,310	470,380

Dean Foods Co.(b)	8,414	88,852

General Mills, Inc.	29,575	1,098,415

H.J. Heinz Co.	14,814	743,959

Hershey Co. (The)	7,144	373,774

Hormel Foods Corp.	6,488	177,771

J M Smucker Co. (The)	5,500	378,620

Kellogg Co.	11,735	628,527

Kraft Foods Inc.–Class A	80,684	2,568,979

McCormick & Co., Inc.	6,130	292,094

Mead Johnson Nutrition Co.	9,448	565,463

Sara Lee Corp.	29,527	505,502

Tyson Foods, Inc.–Class A	13,764	256,423

		8,446,482

Paper Packaging–0.06%
Bemis Co., Inc.	4,970	163,264

Sealed Air Corp.	7,375	202,960

		366,224

Paper Products–0.14%
International Paper Co.	20,205	561,295

MeadWestvaco Corp.	7,771	228,079

		789,374

Personal Products–0.19%
Avon Products, Inc.	19,823	551,278

Estee Lauder Cos. Inc. (The)–Class A	5,221	492,914

		1,044,192

Pharmaceuticals–5.21%
Abbott Laboratories	71,401	3,434,388

Allergan, Inc.	14,203	1,053,437

Bristol-Myers Squibb Co.	79,063	2,040,616

Eli Lilly and Co.	46,872	1,619,896

Forest Laboratories, Inc.(b)	13,192	427,421

Hospira, Inc.(b)	7,717	407,844

Johnson & Johnson	126,851	7,793,725

Merck & Co., Inc.	142,308	4,634,972

Mylan Inc.(b)	20,102	459,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–(continued)

Pfizer Inc.	369,985	$7,118,511

Watson Pharmaceuticals, Inc.(b)	5,772	323,174

		29,313,717

Property & Casualty Insurance–2.14%
ACE Ltd. (Switzerland)	15,675	991,444

Allstate Corp. (The)	24,858	789,987

Berkshire Hathaway Inc.–Class B(b)	79,929	6,976,203

Chubb Corp. (The)	14,084	854,617

Cincinnati Financial Corp.	7,516	255,920

Progressive Corp. (The)	30,647	638,377

Travelers Cos., Inc. (The)	20,073	1,202,975

XL Group PLC (Ireland)	14,929	348,592

		12,058,115

Publishing–0.15%
Gannett Co., Inc.	11,035	182,188

McGraw-Hill Cos., Inc. (The)	14,180	548,482

Washington Post Co. (The)–Class B	255	110,438

		841,108

Railroads–0.81%
CSX Corp.	17,283	1,290,349

Norfolk Southern Corp.	16,783	1,100,629

Union Pacific Corp.	22,778	2,173,249

		4,564,227

Real Estate Services–0.06%
CB Richard Ellis Group, Inc.–Class A(b)	13,422	336,087

Regional Banks–1.03%
BB&T Corp.	32,043	884,387

Fifth Third Bancorp	42,389	618,879

First Horizon National Corp.	12,049	138,563

Huntington Bancshares Inc.	39,870	272,711

KeyCorp	40,669	371,715

M&T Bank Corp.	5,494	483,747

Marshall & Ilsley Corp.	24,387	189,487

PNC Financial Services Group, Inc.	24,286	1,498,446

Regions Financial Corp.	58,019	443,265

SunTrust Banks, Inc.	23,093	696,716

Zions Bancorp.	8,219	191,996

		5,789,912

Research & Consulting Services–0.07%
Dun & Bradstreet Corp. (The)	2,334	188,587

Equifax Inc.	5,683	203,167

		391,754

Residential REIT’s–0.24%
Apartment Investment & Management Co.–Class A	5,385	138,125

AvalonBay Communities, Inc.	3,897	471,654

Equity Residential	13,138	724,035

		1,333,814

Restaurants–1.10%
Darden Restaurants, Inc.	6,387	301,019

McDonald’s Corp.	48,800	3,693,184

Starbucks Corp.	34,231	1,128,939

Yum! Brands, Inc.	21,643	1,089,292

		6,212,434

Retail REIT’s–0.33%
Kimco Realty Corp.	18,750	363,375

Simon Property Group, Inc.	13,528	1,488,621

		1,851,996

Semiconductor Equipment–0.33%
Applied Materials, Inc.	61,713	1,013,945

KLA-Tencor Corp.	7,716	376,695

MEMC Electronic Materials, Inc.(b)	10,504	142,539

Novellus Systems, Inc.(b)	4,126	164,875

Teradyne, Inc.(b)	8,378	156,082

		1,854,136

Semiconductors–2.23%
Advanced Micro Devices, Inc.(b)	26,451	243,614

Altera Corp.	14,436	604,291

Analog Devices, Inc.	13,794	550,105

Broadcom Corp.–Class A	21,035	867,063

First Solar, Inc.(b)	2,480	365,527

Intel Corp.	257,651	5,531,767

Linear Technology Corp.	10,410	359,769

LSI Corp.(b)	28,478	179,127

Microchip Technology Inc.	8,629	318,496

Micron Technology, Inc.(b)	39,573	440,447

National Semiconductor Corp.	11,064	171,492

NVIDIA Corp.(b)	26,836	608,104

Texas Instruments Inc.	54,234	1,931,273

Xilinx, Inc.	11,968	397,936

		12,569,011

Soft Drinks–2.18%
Coca-Cola Co. (The)	107,255	6,855,740

Coca-Cola Enterprises Inc.	15,648	411,542

Dr Pepper Snapple Group, Inc.	10,488	378,197

PepsiCo, Inc.	73,204	4,642,598

		12,288,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco S&P 500 Index Fund

	Shares	Value

Specialized Consumer Services–0.04%
H&R Block, Inc.	14,249	$216,442

Specialized Finance–0.42%
CME Group Inc.	3,094	963,100

IntercontinentalExchange Inc.(b)	3,378	433,060

Moody’s Corp.	9,410	300,179

NASDAQ OMX Group, Inc. (The)(b)	6,872	196,608

NYSE Euronext	12,055	446,035

		2,338,982

Specialized REIT’s–0.64%
HCP, Inc.	16,827	639,426

Health Care REIT, Inc.	6,701	349,926

Host Hotels & Resorts Inc.	30,759	565,966

Plum Creek Timber Co., Inc.	7,464	313,189

Public Storage	6,445	723,451

Ventas, Inc.	7,256	402,128

Weyerhaeuser Co.	24,755	604,270

		3,598,356

Specialty Chemicals–0.25%
Ecolab Inc.	10,721	521,469

International Flavors & Fragrances Inc.	3,647	207,697

Sherwin-Williams Co. (The)	4,098	336,528

Sigma-Aldrich Corp.	5,584	356,762

		1,422,456

Specialty Stores–0.19%
Staples, Inc.	33,404	711,505

Tiffany & Co.	5,823	358,406

		1,069,911

Steel–0.37%
AK Steel Holding Corp.	5,055	80,779

Allegheny Technologies, Inc.	4,520	303,201

Cliffs Natural Resources Inc.	6,248	606,493

Nucor Corp.	14,583	699,401

United States Steel Corp.	6,630	381,159

		2,071,033

Systems Software–3.03%
BMC Software, Inc.(b)	8,206	406,197

CA, Inc.	17,723	439,176

Microsoft Corp.	347,763	9,243,540

Novell, Inc.(b)	16,238	95,479

Oracle Corp.	178,798	5,882,454

Red Hat, Inc.(b)	8,802	363,347

Symantec Corp.(b)	35,855	646,466

		17,076,659

Thrifts & Mortgage Finance–0.09%
Hudson City Bancorp, Inc.	24,323	279,715

People’s United Financial Inc.	17,041	224,600

		504,315

Tires & Rubber–0.03%
Goodyear Tire & Rubber Co.(b)	11,219	159,085

Tobacco–1.56%
Altria Group, Inc.	96,437	2,446,607

Lorillard, Inc.	6,910	530,481

Philip Morris International Inc.	83,807	5,261,403

Reynolds American Inc.	15,619	536,044

		8,774,535

Trading Companies & Distributors–0.14%
Fastenal Co.	6,809	423,043

W.W. Grainger, Inc.	2,718	362,065

		785,108

Trucking–0.02%
Ryder System, Inc.	2,389	114,266

Wireless Telecommunication Services–0.31%
American Tower Corp.–Class A(b)	18,433	994,645

MetroPCS Communications, Inc.(b)	12,114	174,441

Sprint Nextel Corp.(b)	137,973	602,942

		1,772,028

Total Common Stocks & Other Equity Interests (Cost $413,762,629)		558,647,452

Money Market Funds–1.20%
Liquid Assets Portfolio–Institutional Class(d)	3,370,700	3,370,700

Premier Portfolio–Institutional Class(d)	3,370,699	3,370,699

Total Money Market Funds (Cost $6,741,399)		6,741,399

TOTAL INVESTMENTS–100.45% (Cost $420,504,028)		565,388,851

OTHER ASSETS LESS LIABILITIES–(0.45)%		(2,551,591)

NET ASSETS–100.00%		$562,837,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco S&P 500 Index Fund

Investment Abbreviation:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 3.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of February 28, 2011

Information Technology	18.5%

Financials	15.8

Energy	13.0

Industrials	11.1

Health Care	10.7

Consumer Discretionary	10.5

Consumer Staples	10.0

Materials	3.7

Utilities	3.1

Telecommunication Services	2.9

Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $413,762,629)	$558,647,452

Investments in affiliated money market funds, at value and cost	6,741,399

Total investments, at value (Cost $420,504,028)	565,388,851

Receivable for:
Investments sold	341,349

Variation margin	42,068

Fund shares sold	232,455

Dividends	1,158,529

Investment for trustee deferred compensation and retirement plans	1,766

Other assets	20,564

Total assets	567,185,582

Liabilities:
Payable for:
Investments purchased	1,639,308

Fund shares reacquired	2,010,029

Accrued fees to affiliates	560,449

Accrued other operating expenses	134,370

Trustee deferred compensation and retirement plans	4,166

Total liabilities	4,348,322

Net assets applicable to shares outstanding	$562,837,260

Net assets consist of:
Shares of beneficial interest	$519,420,758

Undistributed net investment income	3,464,943

Undistributed net realized gain (loss)	(105,033,774)

Unrealized appreciation	144,985,333

$562,837,260

Net Assets:
Class A	$405,776,484

Class B	$59,258,571

Class C	$79,357,451

Class Y	$18,444,754

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	28,322,260

Class B	4,225,273

Class C	5,716,472

Class Y	1,274,469

Class A:
Net asset value per share	$14.33

Maximum offering price per share
(Net asset value of $14.33 divided by 94.50%)	$15.16

Class B:
Net asset value and offering price per share	$14.02

Class C:
Net asset value and offering price per share	$13.88

Class Y:
Net asset value and offering price per share	$14.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends	$5,534,059

Dividends from affiliated money market funds	3,913

Interest	5,606

Total investment income	5,543,578

Expenses:
Advisory fees	325,253

Administrative services fees	77,217

Custodian fees	26,320

Distribution fees:
Class A	475,359

Class B	319,779

Class C	356,953

Transfer agent fees	342,696

Trustees’ and officers’ fees and benefits	14,238

Other	132,524

Total expenses	2,070,339

Less: Fees waived and expense offset arrangement(s)	(4,290)

Net expenses	2,066,049

Net investment income	3,477,529

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(23,864,339)

Futures contracts	1,290,708

(22,573,631)

Change in net unrealized appreciation of:
Investment securities	148,477,428

Futures contracts	177,466

148,654,894

Net realized and unrealized gain	126,081,263

Net increase in net assets resulting from operations	$129,558,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Six months ended	Year ended
	February 28,	August 31,
	2011	2010

Operations:
Net investment income	$3,477,529	$7,024,327

Net realized gain (loss)	(22,573,631)	(2,587,089)

Change in net unrealized appreciation	148,654,894	23,329,673

Net increase in net assets resulting from operations	129,558,792	27,766,911

Distributions to shareholders from net investment income:
Class A	(4,314,633)	(7,210,852)

Class B	(343,807)	(1,207,325)

Class C	(411,023)	(1,049,628)

Class Y	(330,849)	(532,217)

Total distributions from net investment income	(5,400,312)	(10,000,022)

Share transactions–net:
Class A	(16,144,067)	(23,336,922)

Class B	(19,990,738)	(51,502,328)

Class C	(4,780,504)	(9,511,104)

Class Y	(10,192,091)	(603,618)

Net increase (decrease) in net assets resulting from share transactions	(51,107,400)	(84,953,972)

Net increase (decrease) in net assets	73,051,080	(67,187,083)

Net assets:
Beginning of period	489,786,180	556,973,263

End of period (includes undistributed net investment income of $3,464,943 and $5,387,726, respectively)	$562,837,260	$489,786,180

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco S&P 500 Index Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

16        Invesco S&P 500 Index Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

17        Invesco S&P 500 Index Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $2 billion	0.12%

Over $2 billion	0.10%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 0.65%, 1.40%, 1.40% and 0.40%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.

18        Invesco S&P 500 Index Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $4,086.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $9,977 in front-end sales commissions from the sale of Class A shares and $64, $18,406 and $2,921 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$565,388,851	$—	$—	$565,388,851

Futures*	100,510	—	—	100,510

Total Investments	$565,489,361	$—	$—	$565,489,361

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their

19        Invesco S&P 500 Index Fund

effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Equity risk
Futures contracts(a)	$100,510	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended February 28, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Equity risk	$1,290,708

Change in Unrealized Appreciation (Depreciation)
Equity risk	177,466

Total	$1,468,174

*	The average notional value of futures outstanding during the period was $5,321,977.

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

E-Mini S&P 500 Index	99	March-2011/Long	$6,564,195	$100,510

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $204.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $1,223 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the

20        Invesco S&P 500 Index Fund

custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund has a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2012	$20,294,770

August 31, 2017	12,322,416

August 31, 2018	19,847,353

Total capital loss carryforward	$52,464,539

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $11,912,590 and $64,161,648, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$162,037,939

Aggregate unrealized (depreciation) of investment securities	(45,889,093)

Net unrealized appreciation of investment securities	$116,148,846

Cost of investments for tax purposes is $449,240,005.

21        Invesco S&P 500 Index Fund

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	1,458,906	$19,549,060	3,738,277	$44,680,433

Class B	83,218	1,065,406	156,856	1,823,526

Class C	183,167	2,373,428	324,099	3,728,918

Class Y	96,742	1,305,964	164,078	1,976,792

Issued as reinvestment of dividends:
Class A	296,064	3,952,452	588,507	7,062,080

Class B	23,301	305,005	97,614	1,150,870

Class C	28,427	368,126	87,603	1,022,327

Class Y	24,456	329,428	43,861	531,151

Automatic conversion of Class B shares to Class A shares:
Class A	983,088	13,007,817	645,541	7,705,077

Class B	(1,005,519)	(13,007,816)	(660,060)	(7,705,077)

Reacquired:
Class A	(3,949,422)	(52,653,396)	(6,942,030)	(82,784,512)

Class B	(650,092)	(8,353,333)	(3,997,776)	(46,771,647)

Class C	(587,455)	(7,522,058)	(1,229,575)	(14,262,349)

Class Y	(864,424)	(11,827,483)	(257,580)	(3,111,561)

Net increase (decrease) in share activity	(3,879,543)	$(51,107,400)	(7,240,585)	$(84,953,972)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22        Invesco S&P 500 Index Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses) on						to average		to average net		Ratio of net
	Net asset		securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)(c)	absorbed(d)		absorbed(d)		net assets(d)		turnover(e)

Class A
Six months ended 02/28/11	$11.36	$0.10	$3.02	$3.12	$(0.15)	$14.33	27.55%	$405,776	0.59	%(f)	0.59	%(f)	1.46	%(f)	2%
Year ended 08/31/10	11.09	0.18	0.33	0.51	(0.24)	11.36	4.44	335,583	0.60		0.69		1.47		7
Year ended 08/31/09	13.94	0.21	(2.83)	(2.62)	(0.23)	11.09	(18.43)	349	0.59		0.74		2.11	(g)	7
Year ended 08/31/08	16.01	0.23	(2.05)	(1.82)	(0.25)	13.94	(11.55)	444	0.59		0.66		1.50	(g)	10
Year ended 08/31/07	14.17	0.21	1.85	2.06	(0.22)	16.01	14.60	521	0.58		0.65		1.37	(g)	3
Year ended 08/31/06	13.27	0.18	0.91	1.09	(0.19)	14.17	8.24	452	0.62		0.66		1.32	(g)	4

Class B
Six months ended 02/28/11	11.10	0.05	2.94	2.99	(0.07)	14.02	26.99	59,259	1.34	(f)	1.34	(f)	0.71	(f)	2
Year ended 08/31/10	10.83	0.08	0.33	0.41	(0.14)	11.10	3.68	64,102	1.35		1.44		0.72		7
Year ended 08/31/09	13.54	0.13	(2.73)	(2.60)	(0.11)	10.83	(19.06)	110	1.34		1.49		1.36	(g)	7
Year ended 08/31/08	15.52	0.11	(1.99)	(1.88)	(0.10)	13.54	(12.20)	217	1.34		1.41		0.75	(g)	10
Year ended 08/31/07	13.72	0.09	1.79	1.88	(0.08)	15.52	13.76	377	1.34		1.41		0.61	(g)	3
Year ended 08/31/06	12.83	0.07	0.87	0.94	(0.05)	13.72	7.35	534	1.38		1.42		0.56	(g)	4

Class C
Six months ended 02/28/11	10.99	0.05	2.91	2.96	(0.07)	13.88	26.98	79,357	1.29	(f)	1.29	(f)	0.76	(f)	2
Year ended 08/31/10	10.74	0.08	0.33	0.41	(0.16)	10.99	3.71	66,933	1.35		1.44		0.72		7
Year ended 08/31/09	13.46	0.13	(2.72)	(2.59)	(0.13)	10.74	(19.01)	74	1.34		1.49		1.36	(g)	7
Year ended 08/31/08	15.46	0.11	(1.98)	(1.87)	(0.13)	13.46	(12.21)	104	1.33		1.40		0.76	(g)	10
Year ended 08/31/07	13.70	0.09	1.78	1.87	(0.11)	15.46	13.68	132	1.33		1.40		0.62	(g)	3
Year ended 08/31/06	12.83	0.08	0.87	0.95	(0.08)	13.70	7.45	132	1.34		1.38		0.60	(g)	4

Class Y
Six months ended 02/28/11	11.48	0.11	3.05	3.16	(0.17)	14.47	27.64	18,445	0.34	(f)	0.34	(f)	1.71	(f)	2
Year ended 08/31/10	11.20	0.21	0.33	0.54	(0.26)	11.48	4.72	23,168	0.35		0.44		1.72		7
Year ended 08/31/09	14.09	0.25	(2.87)	(2.62)	(0.27)	11.20	(18.22)	23	0.34		0.49		2.36	(g)	7
Year ended 08/31/08	16.17	0.27	(2.06)	(1.79)	(0.29)	14.09	(11.28)	74	0.34		0.41		1.75	(g)	10
Year ended 08/31/07	14.31	0.25	1.86	2.11	(0.25)	16.17	14.86	96	0.34		0.41		1.61	(g)	3
Year ended 08/31/06	13.40	0.21	0.92	1.13	(0.22)	14.31	8.46	99	0.38		0.42		1.56	(g)	4

(a)	Calculated using averages shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Net assets, end of period, for the six months ended February 28, 2011 is stated in thousands.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios for all classes was 0.01%, 0.00%, 0.00% and 0.00% for the years ended 2010, 2009, 2008 and 2007, respectively. The rebate was less than 0.005% for the years ended 2009, 2008 and 2007.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $383,438, $64,486, $75,335 and $23,322 for Class A, Class B, Class C and Class Y shares, respectively.
(g)	Ratio of net investment income to average net assets without fee waivers and/or expense reimbursements was 2.21%, 1.68%, 1.54%, and 1.52% for the years ended August 31, 2009 through August 31, 2006, respectively.

23        Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,274.60	$3.33	$1,021.87	$2.96	0.59%

B	1,000.00	1,269.90	7.54	1,018.15	6.71	1.34

C	1,000.00	1,269.80	7.26	1,018.40	6.46	1.29

Y	1,000.00	1,276.40	1.92	1,023.11	1.71	0.34

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24        Invesco S&P 500 Index Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-SPI-SAR-1	Invesco Distributors, Inc.

Invesco Select Real Estate Income Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: ASRAX ▪ B: SARBX ▪ C: ASRCX ▪ Y: ASRYX ▪ Institutional: ASRIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
17	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.57%

Class B Shares	11.18

Class C Shares	11.18

Class Y Shares	11.74

Institutional Class Shares	11.80

S&P 500 Index▼ (Broad Market Index)	27.73

Custom Select Real Estate Income Index▪ (Style-Specific Index)	14.81

Lipper Real Estate Funds Index▼ (Peer Group Index)	18.65

▼	Lipper Inc.; ▪Invesco, Lipper Inc., Bloomberg L.P.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Select Real Estate Income Index, created by Invesco to serve as a benchmark for Invesco Select Real Estate Income Fund, is composed of the following indexes: FTSE NAREIT Equity REIT (50%) and Wachovia Hybrid and Preferred Securities REIT (50%).
     The FTSE NAREIT Equity REIT Index is an unmanaged index considered representative of U.S. REITs
     The Lipper Real Estate Funds Index is an unmanaged index considered representative of real estate funds tracked by Lipper.
     The Wachovia Hybrid and Preferred Securities REIT Index measures the performance of U.S. preferred shares.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Select Real Estate Income Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (5/31/02)	9.70%

5 Years	2.47

1 Year	16.16

Class B Shares

Inception	9.37%

5 Years	2.61

1 Year	16.93

Class C Shares

Inception	9.37%

5 Years	2.77

1 Year	20.93

Class Y Shares

Inception	10.45%

5 Years	3.70

1 Year	23.14

Institutional Class Shares

Inception	10.60%

5 Years	3.98

1 Year	23.31
On March 12, 2007, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown prior to that date is that of the Closed-End Fund’s Common shares and includes the fees applicable to Common shares. The Closed-End Fund’s Common shares performance reflects any applicable fee waivers or expense reimbursements.
     Class B shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class B shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class C shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (5/31/02)	9.37%

5 Years	3.32

1 Year	12.10

Class B Shares

Inception	9.05%

5 Years	3.46

1 Year	12.85

Class C Shares

Inception	9.05%

5 Years	3.62

1 Year	16.85

Class Y Shares

Inception	10.13%

5 Years	4.57

1 Year	19.03

Institutional Class Shares

Inception	10.28%

5 Years	4.85

1 Year	19.20
shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the Closed-End Fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.40%, 2.15%, 2.15%, 1.15% and 0.95%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses. Class Y and Institutional class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3 Invesco Select Real Estate Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
     As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Select Real Estate Income Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–52.42%
Apartments–8.02%
Advance Resident Investment (Japan)	296	$616,212

Canadian Apartment Properties Real Estate Investment Trust (Canada)	39,200	783,435

Essex Property Trust, Inc.	85,500	10,583,190

Getty Realty Corp.	59,700	1,756,374

National Retail Properties Inc.	263,400	6,766,746

Realty Income Corp.	28,200	1,014,354

		21,520,311

Diversified–9.13%
British Land Co. PLC (United Kingdom)	69,424	659,924

Challenger Diversified Property Group (Australia)	1,951,794	993,853

Charter Hall Group (Australia)	308,878	775,064

Cohen & Steers Quality Income Realty Fund, Inc.	201,773	1,981,411

Cominar Real Estate Investment Trust (Canada)	41,400	940,793

Dexus Property Group (Australia)	671,099	586,319

Digital Realty Trust, Inc.	55,900	3,288,038

Dundee Real Estate Investment Trust (Canada)	54,900	1,780,067

Frasers Centrepoint Trust (Singapore)	508,000	604,087

Gecina S.A. (France)	4,787	620,246

GPT Group (Australia)	189,012	598,454

Kenedix Realty Investment Corp. (Japan)	171	807,117

Kiwi Income Property Trust (New Zealand)	1,571,702	1,187,544

Mirvac Group (Australia)	568,063	754,623

Neuberger Berman Real Estate Securities Income Fund Inc.	12,092	50,786

Stockland (Australia)	190,845	740,481

Unibail-Rodamco S.E. (France)	5,221	1,049,994

United Urban Investment Corp. (Japan)	478	626,578

Vornado Realty Trust	7,588	708,188

Washington Real Estate Investment Trust	183,291	5,726,011

		24,479,578

Healthcare–9.37%
Chartwell Senior Housing Real Estate Investment Trust (Canada)	85,500	769,430

Health Care REIT, Inc.	176,573	9,220,642

LTC Properties, Inc.	46,750	1,366,035

Nationwide Health Properties, Inc.	34,000	1,453,160

OMEGA Healthcare Investors, Inc.	116,000	2,780,520

Senior Housing Properties Trust	388,250	9,527,655

		25,117,442

Industrial–4.67%
Ascendas REIT (Singapore)	583,000	916,739

EastGroup Properties, Inc.	22,800	1,038,084

Liberty Property Trust	313,400	10,583,518

		12,538,341

Lodging-Resorts–2.82%
Hospitality Properties Trust	329,300	7,573,900

Office–8.18%
Befimmo S.C.A. Sicafi (Belgium)	8,429	704,239

CapitaCommercial Trust (Singapore)	547,000	594,763

Commonwealth Property Office Fund (Australia)	792,263	692,129

Government Properties Income Trust	90,150	2,449,376

ING Office Fund (Australia)	1,149,430	716,573

Intervest Offices (Belgium)	28,764	952,871

Japan Prime Realty Investment Corp. (Japan)	223	621,657

Mack-Cali Realty Corp.	204,300	6,933,942

Nomura Real Estate Office Fund, Inc. (Japan)	92	624,358

ORIX JREIT Inc. (Japan)	99	571,478

Piedmont Office Realty Trust Inc.–Class A	305,000	6,100,000

Wereldhave N.V. (Netherlands)	9,492	963,532

		21,924,918

Regional Malls–6.63%
CapitaMall Trust (Singapore)	422,000	602,412

CBL & Associates Properties, Inc.	177,300	3,164,805

CFS Retail Property Trust (Australia)	763,740	1,464,802

Corio N.V. (Netherlands)	9,077	602,080

Fortune REIT (Singapore)	1,365,000	691,595

Primaris Retail Real Estate Investment Trust (Canada)	30,200	634,349

Simon Property Group, Inc.	88,168	9,702,007

Starhill Global REIT (Singapore)	1,826,000	911,636

		17,773,686

Shopping Centers–3.60%
Artis Real Estate Investment Trust (Canada)	125,800	1,784,930

Bunnings Warehouse Property Trust (Australia)	321,015	576,852

Bunnings Warehouse Property Trust–Rts (Australia)	66,325	4,053

Charter Hall Retail REIT (Australia)	339,917	1,113,675

Equity One, Inc.	68,500	1,311,090

Eurocommercial Properties N.V. (Netherlands)	12,827	615,341

Inland Real Estate Corp.	285,050	2,685,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Select Real Estate Income Fund

	Shares	Value

Shopping Centers–(continued)

RioCan Real Estate Investment Trust (Canada)	24,800	$618,468

VastNed Retail N.V. (Netherlands)	13,296	949,666

		9,659,246

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $115,071,156)		140,587,422

Preferred Stocks–25.24%
Apartments–0.84%
National Retail Properties Inc. Series C, 7.38% Pfd.	90,450	2,247,683

Diversified–5.12%
DuPont Fabros Technology, Inc., Series A, 7.88% Pfd.	80,000	2,032,800

Entertainment Properties Trust, Series E, 9.00% Pfd.	85,000	2,389,350

Vornado Realty Trust, Series E, 7.00% Pfd.	145,963	3,663,671

Series H, 6.75% Pfd.	91,800	2,223,396

Series I, 6.63% Pfd.	140,900	3,412,598

		13,721,815

Healthcare–1.36%
Health Care REIT, Inc., Series F, 7.63% Pfd.	36,500	938,415

Omega Healthcare Investors, Inc., Series D, 8.38% Pfd.	107,100	2,701,062

		3,639,477

Industrial–3.86%
ProLogis, Series C, 8.54% Pfd.	950	52,428

Duke Realty Corp., Series J, 6.63% Pfd.	4,954	115,775

Series L, 6.60% Pfd.	59,500	1,392,895

Series M, 6.95% Pfd.	25,100	623,484

Series N, 7.25% Pfd.	15,590	395,206

Series O, 8.38% Pfd.	22,600	605,002

PS Business Parks, Inc., Series M, 7.20% Pfd.	123,100	3,089,810

Series O, 7.38% Pfd.	117,985	2,973,222

Series R, 6.88% Pfd.	45,000	1,105,200

		10,353,022

Lodging-Resorts–2.84%
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	305,938

Hersha Hospitality Trust, Series A, 8.00% Pfd.	7,520	188,000

Hospitality Properties Trust, Series C, 7.00% Pfd.	28,800	695,808

LaSalle Hotel Properties, Series D, 7.50% Pfd.	62,833	1,541,293

Series G, 7.25% Pfd.,	88,950	2,143,144

Series H, 7.50% Pfd.	50,900	1,275,681

Sunstone Hotel Investors, Inc., Series A, 8.00% Pfd.	60,000	1,483,200

		7,633,064

Office–6.21%
Alexandria Real Estate Equities Inc., Series D, 7.00% Conv. Pfd.	24,100	620,575

BioMed Realty Trust, Inc., Series A, 7.38% Pfd.	79,600	1,993,980

Brandywine Realty Trust, Series D, 7.38% Pfd.	10,355	257,840

Corporate Office Properties Trust, Series J, 7.63% Pfd.	83,470	2,100,105

Kilroy Realty Corp., Series E, 7.80% Pfd.	58,195	1,472,333

Series F, 7.50% Pfd.	202,500	5,007,825

SL Green Realty Corp., Series C, 7.63% Pfd.	151,100	3,762,390

Series D, 7.88% Pfd.	57,400	1,441,314

		16,656,362

Regional Malls–2.11%
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	185,200	4,498,508

Taubman Centers, Inc., Series G, 8.00% Pfd.	45,900	1,166,319

		5,664,827

Self Storage Facilities–2.90%
Public Storage, Series H, 6.95% Pfd.	34,500	871,125

Series I, 7.25% Pfd.	98,600	2,501,482

Series L, 6.75% Pfd.	62,400	1,566,864

Series M, 6.63% Pfd.	87,300	2,238,372

Series O, 6.88% Pfd.	23,100	598,752

		7,776,595

Total Preferred Stocks (Cost $66,514,663)		67,692,845

	Principal
	Amount
Asset-Backed Securities–13.73%
Banc of America Large Loan Inc., Series 2005-MIB1, Class C, Floating Rate Pass Through Ctfs., 0.58%, 03/15/22(b)(c)	$1,000,000	932,338

Series 2006-BIX1, Class B, Floating Rate Pass Through Ctfs., 0.41%, 10/15/19(b)(c)	1,465,000	1,408,794

Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.51%, 10/15/19(b)(c)	1,900,000	1,731,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Select Real Estate Income Fund

	Principal
	Amount	Value

Asset-Backed Securities–(continued)

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 02/11/41(c)	$2,000,000	$2,045,426

Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	1,000,000	1,012,083

Series 2005-T18, Class A2, Variable Rate Pass Through Ctfs., 4.56%, 02/13/42(c)	71,288	72,082

Series 2005-T18, Class AJ, Variable Rate Pass Through Ctfs., 5.01%, 02/13/42(c)	350,000	352,740

Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.51%, 04/12/38(c)	900,000	927,824

Citigroup Commercial Mortgage Trust, Series 2005-EMG, Class D, Variable Rate Pass Through Ctfs., 5.03%, 09/20/51(b)(c)	500,000	491,292

Series 2006-C5, Class AMP3, Pass Through Ctfs., 5.50%, 10/15/49(b)	3,335,879	2,939,706

Commercial Mortgage Pass Through Ctfs., Series 2006-FL12, Class AH1, Floating Rate Pass Through Ctfs., 1.02%, 12/15/20(b)(c)	650,000	607,382

Series 2006-FL12, Class AH3, Floating Rate Pass Through Ctfs., 1.22%, 12/15/20(b)(c)	750,000	689,971

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(b)(c)	25,000	23,334

Series 2004-TF2A, Class J, Floating Rate Pass Through Ctfs., 1.22%, 11/15/19(b)(c)	1,656,000	1,595,722

DLJ Commercial Mortgage Corp.–Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.23%, 06/10/31(b)(c)	340,000	369,715

GMAC Commercial Mortgage Securities Inc.–Series 1998-C2, Class F, Pass Through Ctfs., 6.50%, 05/15/35(b)	190,000	197,767

Greenwich Capital Commercial Funding Corp.–Series 2005-GG3, Class AJ, Variable Rate Pass Through Ctfs., 4.86%, 08/10/42(c)	400,000	418,595

GS Mortgage Securities Corp II, Series 2001-GL3A, Class B, Variable Pass Through Ctfs., 6.59%, 08/05/18(b)(c)	2,000,000	2,048,386

Series 2001-GL3A, Class D, Variable Pass Through Ctfs., 6.74%, 08/05/18(b)(c)	1,850,000	1,883,237

Series 2003-C1, Class J, Variable Pass Through Ctfs., 5.31%, 01/10/40(b)(c)	900,000	837,577

JPMorgan Chase Commercial Mortgage Securities Corp.,Series 2002-CIB5, Class S2, Pass Through Ctfs., 8.37%, 10/12/37(b)	1,925,430	1,951,494

LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class B, Pass Through Ctfs., 5.08%, 01/15/36	96,000	100,797

Series 2005-C1, Class A2, Pass Through Ctfs., 4.31%, 02/15/30	80,324	80,413

Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	4,250,000	4,404,612

Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 5.90%, 06/15/38(c)	3,760,000	3,849,820

Merrill Lynch Floating Trust, Series 2006-1, Class B, Floating Rate Pass Through Ctfs., 0.44%, 06/15/22(b)(c)	1,950,000	1,759,352

Series 2006-1, Class D, Floating Rate Pass Through Ctfs., 0.46%, 06/15/22(b)(c)	1,925,000	1,641,936

Merrill Lynch Mortgage Trust–Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(c)	25,000	26,414

Morgan Stanley Capital I–Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.73%, 10/15/42(c)	270,000	262,551

Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35	180,000	184,018

Series 2004-C15, Class 175C, Variable Pass Through Ctfs., 6.04%, 10/15/41(b)(c)	396,000	370,445

Series 2006-WL7A, Class A2, Floating Rate Pass Through Ctfs., 0.38%, 09/15/21(b)(c)	1,700,000	1,590,994

Total Asset-Backed Securities (Cost $34,927,600)		36,808,461

Bonds & Notes–4.45%
Healthcare–1.32%
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 01/15/16	2,000,000	2,070,000

Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	1,450,000	1,468,125

		3,538,125

Office–0.40%
Reckson Operating Partnership LP, Sr. Unsec. Notes, 6.00%, 03/31/16	1,000,000	1,058,750

Real Estate Management & Development–1.39%
BR Malls International Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 8.50%(b)(d)	1,850,000	1,872,606

BR Properties SA (Brazil), Sr. Unsec. Gtd. Notes, 9.00%(b)(d)	1,850,000	1,847,432

		3,720,038

Shopping Centers–0.42%
Developers Diversified Realty Corp., Sr. Unsec. Medium-Term Notes, 7.50%, 07/15/18	1,000,000	1,127,500

Specialty Properties–0.92%
Senior Housing Properties Trust, Sr. Unsec. Notes, 8.63%, 01/15/12	1,509,000	1,591,995

4.30%, 01/15/16	900,000	885,937

		2,477,932

Total Bonds & Notes (Cost $11,652,413)		11,922,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Select Real Estate Income Fund

	Shares	Value

Money Market Funds–1.86%
Liquid Assets Portfolio–Institutional Class(e)	2,499,501	$2,499,501

Premier Portfolio–Institutional Class(e)	2,499,501	2,499,501

Total Money Market Funds (Cost $4,999,002)		4,999,002

TOTAL INVESTMENTS–97.70% (Cost $233,164,834)		262,010,075

OTHER ASSETS LESS LIABILITIES–2.30%		6,171,662

NET ASSETS–100.00%		$268,181,737

Investment Abbreviations:

Conv.	– Convertible
Ctfs.	– Certificates
Gtd.	– Guaranteed
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Rts.	– Rights
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $28,259,249, which represented 10.54% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(d)	Perpetual bond with no specified maturity date.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By property type, based on Net Assets
as of February 28, 2011

Office	14.8%

Diversified	14.2

Asset-Backed Securities	13.7

Healthcare	12.1

Apartments	8.9

Regional Malls	8.7

Industrial	8.5

Lodging-Resorts	5.7

Shopping Centers	4.0

Self Storage Facilities	2.9

Properties each less than 2.0% of Portfolio	2.3

Money Market Funds Plus Other Assets Less Liabilities	4.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Select Real Estate Income Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $228,165,832)	$257,011,073

Investments in affiliated money market funds, at value and cost	4,999,002

Total investments, at value (Cost $233,164,834)	262,010,075

Foreign currencies, at value (Cost $225,398)	226,235

Receivable for:
Investments sold	12,392,213

Fund shares sold	2,709,414

Dividends and interest	408,547

Principal paydowns	3,140

Investment for trustee deferred compensation and retirement plans	25,343

Other assets	39,005

Total assets	277,813,972

Liabilities:
Payable for:
Investments purchased	8,813,007

Fund shares reacquired	490,781

Accrued fees to affiliates	192,615

Accrued other operating expenses	55,915

Trustee deferred compensation and retirement plans	79,917

Total liabilities	9,632,235

Net assets applicable to shares outstanding	$268,181,737

Net assets consist of:
Shares of beneficial interest	$258,651,149

Undistributed net investment income	1,483,596

Undistributed net realized gain (loss)	(20,776,932)

Unrealized appreciation	28,823,924

$268,181,737

Net Assets:
Class A	$178,061,525

Class B	$1,971,595

Class C	$22,817,598

Class Y	$26,171,809

Institutional Class	$39,159,210

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	20,950,264

Class B	232,592

Class C	2,691,706

Class Y	3,087,316

Institutional Class	4,612,519

Class A:
Net asset value per share	$8.50

Maximum offering price per share
(Net asset value of $8.50 divided by 94.50%)	$8.99

Class B:
Net asset value and offering price per share	$8.48

Class C:
Net asset value and offering price per share	$8.48

Class Y:
Net asset value and offering price per share	$8.48

Institutional Class:
Net asset value and offering price per share	$8.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Select Real Estate Income Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,560)	$5,707,497

Dividends from affiliated money market funds	5,362

Interest	912,769

Total investment income	6,625,628

Expenses:
Advisory fees	906,895

Administrative services fees	47,647

Custodian fees	7,097

Distribution fees:
Class A	199,619

Class B	9,224

Class C	95,192

Transfer agent fees — A, B, C and Y	191,269

Transfer agent fees — Institutional	18,385

Trustees’ and officers’ fees and benefits	9,150

Other	94,956

Total expenses	1,579,434

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(7,012)

Net expenses	1,572,422

Net investment income	5,053,206

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	16,792,644

Foreign currencies	(42,713)

16,749,931

Change in net unrealized appreciation (depreciation) of:
Investment securities	4,850,046

Foreign currencies	(21,317)

4,828,729

Net realized and unrealized gain	21,578,660

Net increase in net assets resulting from operations	$26,631,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Select Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	February 28,	August 31,
	2011	2010

Operations:
Net investment income	$5,053,206	$7,657,804

Net realized gain	16,749,931	12,627,123

Change in net unrealized appreciation	4,828,729	16,465,933

Net increase in net assets resulting from operations	26,631,866	36,750,860

Distributions to shareholders from net investment income:
Class A	(3,060,153)	(4,685,749)

Class B	(28,904)	(30,709)

Class C	(288,939)	(317,879)

Class Y	(513,084)	(484,837)

Institutional Class	(814,511)	(1,558,748)

Total distributions from net investment income	(4,705,591)	(7,077,922)

Distributions to shareholders from net realized gains:
Share transactions–net:
Class A	15,991,359	32,864,761

Class B	132,854	832,365

Class C	4,393,058	10,729,487

Class Y	1,960,352	17,204,765

Institutional Class	(1,916,037)	(2,073,276)

Net increase in net assets resulting from share transactions	20,561,586	59,558,102

Net increase in net assets	42,487,861	89,231,040

Net assets:
Beginning of period	225,693,876	136,462,836

End of period (includes undistributed net investment income of $1,483,596 and $1,135,981, respectively)	$268,181,737	$225,693,876

Notes to Financial Statements

February 28, 2011
(Unaudited)

Note 1—Significant Accounting Policies

Invesco Select Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.
  Prior to March 12, 2007, the Fund operated as AIM Select Real Estate Income Fund (the “Closed-End Fund”). The Closed-End Fund was reorganized as an open-end fund at which time the Fund became a new series portfolio of the Trust. The Closed-End Fund was reorganized as an open-end fund on March 12, 2007 (the “Reorganization Date”) through the transfer of all its assets and liabilities to the Fund (the “Reorganization”). Prior to the Reorganization, the Closed-End Fund redeemed Preferred Shares in their entirety. As part of the Reorganization, the Closed-End Fund was restructured from a sole series of AIM Select Real Estate Income Fund to a new series portfolio of the Trust. Upon the closing of the Reorganization, holders of the Closed-End Fund Common Shares received Class A shares of the Fund. Information for the Common Shares of the Closed-End Fund, prior to the Reorganization is included with Class A shares throughout this report.
  The Fund’s investment objectives are current income and secondarily, capital appreciation.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains

11        Invesco Select Real Estate Income Fund

distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

12        Invesco Select Real Estate Income Fund

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such

13        Invesco Select Real Estate Income Fund

Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $6,529.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $133.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $18,258 in front-end sales commissions from the sale of Class A shares and $0, $290 and $1,095 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

14        Invesco Select Real Estate Income Fund

  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$192,795,607	$20,479,609	$4,053	$213,279,269

Corporate Debt Securities	—	11,922,345	—	11,922,345

Asset-Backed Securities	—	36,808,461	—	36,808,461

Total Investments	$192,795,607	$69,210,415	$4,053	$262,010,075

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $350.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $955 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$19,031,688

August 31, 2018	15,791,638

Total capital loss carryforward	$34,823,326

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

15        Invesco Select Real Estate Income Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $100,705,511 and $86,563,901, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$29,693,603

Aggregate unrealized (depreciation) of investment securities	(3,551,899)

Net unrealized appreciation of investment securities	$26,141,704

Cost of investments for tax purposes is $235,868,371.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	4,375,448	$35,777,956	9,908,927	$71,310,905

Class B	39,863	324,985	154,695	1,133,322

Class C	783,516	6,389,424	1,665,745	11,927,859

Class Y	1,023,953	8,351,592	3,080,777	22,003,408

Institutional Class	596,616	4,836,769	1,674,481	12,079,829

Issued as reinvestment of dividends:
Class A	280,922	2,248,461	480,564	3,507,569

Class B	3,085	24,658	3,704	27,078

Class C	29,571	236,414	35,013	257,127

Class Y	47,196	376,545	48,005	356,587

Institutional Class	92,533	738,353	215,117	1,558,340

Automatic conversion of Class B shares to Class A shares:
Class A	13,515	110,952	8,015	59,246

Class B	(13,543)	(110,952)	(8,029)	(59,246)

Reacquired:
Class A	(2,712,611)	(22,146,010)	(5,752,142)	(42,012,959)

Class B	(13,055)	(105,837)	(37,046)	(268,789)

Class C	(275,442)	(2,232,780)	(197,317)	(1,455,499)

Class Y	(828,877)	(6,767,785)	(700,975)	(5,155,230)

Institutional Class	(934,351)	(7,491,159)	(2,134,077)	(15,711,445)

Net increase in share activity	2,508,339	$20,561,586	8,445,457	$59,558,102

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16        Invesco Select Real Estate Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A*
	Six months								Eight months
	ended								ended		Year ended
	February 28,		Year ended August 31,						August 31,		December 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of period	$7.77		$6.62		$8.38		$16.27		$17.35		$17.49

Net investment income	0.17	(a)	0.28	(a)	0.27	(a)	0.42	(a)	0.44	(a)	0.86

Net gains (losses) on securities (both realized and unrealized)	0.72		1.14		(1.75)		(1.54)		(1.54)		3.88

Less distributions paid to preferred shareholders of Closed-End Fund from net investment income(b)	N/A		N/A		N/A		N/A		N/A		(0.20)

Total from investment operations	0.89		1.42		(1.48)		(1.12)		(1.10)		4.54

Less distributions from:
Dividends from net investment income	(0.16)		(0.27)		(0.28)		(0.65)		(0.38)		(0.89)

Distributions from net realized gains	—		—		—		(6.18)		(0.09)		(3.84)

Total distributions	(0.16)		(0.27)		(0.28)		(6.83)		(0.47)		(4.73)

Increase from common shares of Closed-End Fund repurchased	N/A		N/A		N/A		N/A		—		0.05

Redemption fees added to shares of beneficial interest	—		—		—		0.06		0.49		—

Net asset value, end of period	$8.50		$7.77		$6.62		$8.38		$16.27		$17.35

Market value, end of period	N/A		N/A		N/A		N/A		N/A		$16.67

Total return at net asset value	11.57	%(c)	21.85	%(c)	(17.12	)%(c)	(7.47	)%(c)(d)	(3.59	)%(c)(d)	29.15	%(e)

Total return at market value	N/A		N/A		N/A		N/A		N/A		44.88%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$178,062		$147,568		$94,979		$111,529		$224,000		$678,394

Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.31	%(f)	1.37%		1.73%		1.32%		1.08	%(g)	0.96	%(h)

Without fee waivers and/or expense reimbursements	1.32	%(f)	1.38%		1.74%		1.33%		1.23	%(g)	1.33	%(h)

Ratio of net investment income to average net assets	4.17	%(f)	3.93%		4.83%		3.91%		3.82	%(g)	4.59	%(h)

Ratio of distributions to preferred shareholders of Closed-End Fund to average net applicable to common shares of Closed-End Fund	N/A		N/A		N/A		N/A		N/A		1.30	%(g)

Portfolio turnover rate(i)	37%		77%		59%		73%		24%		23%

*	Prior to March 12, 2007, the Fund operated as a Closed-End Fund. On such date, holders of common shares of Closed-End Fund received Class A shares of the Fund equal to the number of Closed-End Fund common shares they owed prior to the Reorganization.

(a)	Calculated using average shares outstanding.
(b)	Based on average number of common shares outstanding of Closed-End Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008.
(e)	Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares’ value of closed-end over the period indicated, taking into account dividends as reinvested. Market value return in computed based upon the New York Stock Exchange market price of the Fund’s common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Closed-End Fund’s dividend reinvestment plan.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $161,018.
(g)	Annualized.
(h)	Ratio do not reflect the effect of dividend payments to preferred shareholders; income ratio reflect income earned on investments made with assets applicable to preferred shares of Closed-End Fund.
(i)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

17        Invesco Select Real Estate Income Fund

NOTE 10—Financial Highlights—(continued)

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
	Net asset		(losses) on			Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both		Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and		investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)		operations	income	gains	Distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class B
Six months ended 02/28/11	$7.75	$0.14	$0.72		$0.86	$(0.13)	$—	$(0.13)	$8.48	11.18%	$1,972	2.06	%(d)	2.07	%(d)	3.42	%(d)	37%
Year ended 08/31/10	6.60	0.23	1.14		1.37	(0.22)	—	(0.22)	7.75	21.02	1,676	2.12		2.13		3.18		77
Year ended 08/31/09	8.37	0.23	(1.77)		(1.54)	(0.23)	—	(0.23)	6.60	(17.91)	680	2.48		2.49		4.08		59
Year ended 08/31/08	16.23	0.28	(1.40	)(e)	(1.12)	(0.56)	(6.18)	(6.74)	8.37	(8.01)	1,126	2.07		2.08		3.16		73
Year ended 08/31/07(f)	17.34	0.22	(1.09	)(e)	(0.87)	(0.24)	—	(0.24)	16.23	(5.10)	162	2.04	(g)	2.04	(g)	2.86	(g)	24

Class C
Six months ended 02/28/11	7.75	0.14	0.72		0.86	(0.13)	—	(0.13)	8.48	11.18	22,818	2.06	(d)	2.07	(d)	3.42	(d)	37
Year ended 08/31/10	6.60	0.23	1.14		1.37	(0.22)	—	(0.22)	7.75	21.02	16,692	2.12		2.13		3.18		77
Year ended 08/31/09	8.38	0.23	(1.78)		(1.55)	(0.23)	—	(0.23)	6.60	(18.00)	4,296	2.48		2.49		4.08		59
Year ended 08/31/08	16.23	0.29	(1.40	)(e)	(1.11)	(0.56)	(6.18)	(6.74)	8.38	(7.90)	1,932	2.07		2.08		3.16		73
Year ended 08/31/07(f)	17.34	0.22	(1.09	)(e)	(0.87)	(0.24)	—	(0.24)	16.23	(5.10)	356	2.04	(g)	2.04	(g)	2.86	(g)	24

Class Y
Six months ended 02/28/11	7.75	0.18	0.72		0.90	(0.17)	—	(0.17)	8.48	11.74	26,172	1.06	(d)	1.07	(d)	4.42	(d)	37
Year ended 08/31/10	6.60	0.31	1.13		1.44	(0.29)	—	(0.29)	7.75	22.21	22,047	1.12		1.13		4.18		77
Year ended 08/31/09(f)	7.15	0.26	(0.63)		(0.37)	(0.18)	—	(0.18)	6.60	(4.23)	2,755	1.53	(g)	1.53	(g)	5.03	(g)	59

Institutional Class
Six months ended 02/28/11	7.76	0.18	0.72		0.90	(0.17)	—	(0.17)	8.49	11.80	39,159	0.97	(d)	0.98	(d)	4.51	(d)	37
Year ended 08/31/10	6.62	0.32	1.13		1.45	(0.31)	—	(0.31)	7.76	22.27	37,711	0.92		0.93		4.38		77
Year ended 08/31/09	8.39	0.31	(1.77)		(1.46)	(0.31)	—	(0.31)	6.62	(16.75)	33,753	1.11		1.12		5.45		59
Year ended 08/31/08	16.27	0.37	(1.37	)(e)	(1.00)	(0.70)	(6.18)	(6.88)	8.39	(6.91)	12,696	0.88		0.89		4.35		73
Year ended 08/31/07(f)	17.34	0.32	(1.09	)(e)	(0.77)	(0.30)	—	(0.30)	16.27	(4.53)	10	0.89	(g)	0.89	(g)	4.01	(g)	24

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,860, $19,196, $24,688 and $37,080 for Class B, Class C, Class Y and Institutional Class shares, respectively.
(e)	Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008. Redemption fees added to shares of beneficial interest for Class B, Class C and Institutional Class shares were $0.05, $0.05 and $0.04 per share and $0.47, $0.47 and $0.48 per share for the years ended August 31, 2008 and and the eight months ended August 31, 2007, respectively.
(f)	Commencement date of March 9, 2007 for Class B, Class C and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)	Annualized

18        Invesco Select Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,115.70	$6.87	$1,018.30	$6.56	1.31%

B	1,000.00	1,111.80	10.79	1,014.58	10.29	2.06

C	1,000.00	1,111.80	10.79	1,014.58	10.29	2.06

Y	1,000.00	1,117.40	5.56	1,019.54	5.31	1.06

Institutional	1,000.00	1,118.00	5.09	1,019.98	4.86	0.97

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19        Invesco Select Real Estate Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SREI-SAR-1	Invesco Distributors, Inc.

Invesco Structured Core Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: SCAUX ▪ B: SBCUX ▪ C: SCCUX ▪ R: SCRUX ▪ Y: SCAYX
Investor: SCNUX ▪ Institutional: SCIUX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
18	Financial Highlights
20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	27.16%

Class B Shares	26.51

Class C Shares	26.34

Class R Shares	26.85

Class Y Shares	27.06

Investor Class Shares	26.88

Institutional Class Shares	27.22

S&P 500 Index▼ (Broad Market/Style-Specific Index)	27.73

Lipper Large-Cap Core Funds Index▼ (Peer Group Index)	26.16

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Structured Core Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)		-0.44%

1	Year	10.48

Class B Shares

Inception (3/31/06)		-0.36%

1	Year	10.89

Class C Shares

Inception (3/31/06)		-0.07%

1	Year	14.74

Class R Shares

Inception (3/31/06)		0.47%

1	Year	16.62

Class Y Shares

Inception		0.84%

1	Year	17.06

Investor Class Shares

Inception		0.72%

1	Year	16.89

Institutional Class Shares

Inception (3/31/06)		0.98%

1	Year	17.21
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on April 25, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)		-1.67%

1	Year	2.77

Class B Shares

Inception (3/31/06)		-1.55%

1	Year	2.78

Class C Shares

Inception (3/31/06)		-1.25%

1	Year	6.64

Class R Shares

Inception (3/31/06)		-0.72%

1	Year	8.52

Class Y Shares

Inception		-0.37%

1	Year	8.82

Investor Class Shares

Inception		-0.48%

1	Year	8.67

Institutional Class Shares

Inception (3/31/06)		-0.22%

1	Year	8.97
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.00%, 1.75%, 1.75%, 1.25%, 0.75%, 1.00% and 0.75%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.31%, 2.06%, 2.06%, 1.56%, 1.06%, 1.31% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class
Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2011. See current prospectus for more information.

3 Invesco Structured Core Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strate-gies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Structured Core Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.45%
Advertising–0.19%
Interpublic Group of Cos., Inc. (The)	13,300	$175,560

Apparel Retail–0.75%
Limited Brands, Inc.	21,700	694,834

Auto Parts & Equipment–1.74%
Autoliv, Inc. (Sweden)	4,500	337,005

Magna International Inc. (Canada)	12,600	621,936

TRW Automotive Holdings Corp.(b)	11,700	664,560

		1,623,501

Automobile Manufacturers–2.08%
Ford Motor Co.(b)	128,900	1,939,945

Biotechnology–2.08%
Amgen Inc.(b)	37,800	1,940,274

Cable & Satellite–0.58%
Comcast Corp., Class A	21,100	543,536

Catalog Retail–0.67%
Liberty Media Corp.–Interactive–Series A–Tracking Stock(b)	39,000	626,340

Coal & Consumable Fuels–0.78%
Arch Coal, Inc.	2,100	70,413

Peabody Energy Corp.	10,000	654,900

		725,313

Communications Equipment–0.09%
Cisco Systems, Inc.	4,700	87,232

Computer Hardware–6.28%
Apple Inc.(b)	11,980	4,231,456

Dell, Inc.(b)	102,100	1,616,243

		5,847,699

Computer Storage & Peripherals–2.83%
Lexmark International, Inc.–Class A(b)	31,400	1,178,442

SanDisk Corp.(b)	29,500	1,463,200

		2,641,642

Construction & Engineering–0.70%
KBR, Inc.	19,900	652,720

Construction & Farm Machinery & Heavy Trucks–1.19%
Joy Global Inc.	2,200	214,236

Oshkosh Corp.(b)	25,000	891,750

		1,105,986

Consumer Finance–3.37%
American Express Co.	46,300	2,017,291

Capital One Financial Corp.	22,600	1,124,802

		3,142,093

Department Stores–1.80%
Macy’s, Inc.	70,200	1,677,780

Diversified Banks–0.45%
Wells Fargo & Co.	12,900	416,154

Diversified Metals & Mining–2.75%
Freeport-McMoRan Copper & Gold Inc.	34,000	1,800,300

Titanium Metals Corp.(b)	39,900	757,701

		2,558,001

Fertilizers & Agricultural Chemicals–0.71%
CF Industries Holdings, Inc.	4,700	664,016

Footwear–0.83%
Crocs, Inc.(b)	43,800	773,070

Gold–0.38%
Newmont Mining Corp.	6,400	353,728

Health Care Distributors–0.61%
Cardinal Health, Inc.	13,700	570,468

Homebuilding–1.15%
D.R. Horton, Inc.	90,500	1,071,520

Household Products–2.19%
Procter & Gamble Co. (The)	32,300	2,036,515

Hypermarkets & Super Centers–2.23%
Wal-Mart Stores, Inc.	40,000	2,079,200

Industrial Conglomerates–3.05%
General Electric Co.	135,800	2,840,936

Industrial Machinery–0.41%
Parker Hannifin Corp.	4,300	383,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Structured Core Fund

	Shares	Value

Integrated Oil & Gas–9.25%
Chevron Corp.	32,300	$3,351,125

ConocoPhillips	33,400	2,600,858

Exxon Mobil Corp.	31,200	2,668,536

		8,620,519

Integrated Telecommunication Services–5.59%
AT&T Inc.	105,500	2,994,090

Verizon Communications, Inc.	60,000	2,215,200

		5,209,290

Internet Software & Services–0.06%
IAC/InterActiveCorp(b)	1,700	52,819

IT Consulting & Other Services–2.41%
International Business Machines Corp.	13,900	2,250,132

Life & Health Insurance–1.65%
Prudential Financial, Inc.	23,300	1,533,839

Managed Health Care–5.20%
CIGNA Corp.	23,400	984,438

Humana Inc.(b)	26,500	1,722,765

UnitedHealth Group, Inc.	50,300	2,141,774

		4,848,977

Movies & Entertainment–2.24%
Time Warner, Inc.	54,700	2,089,540

Multi-Line Insurance–1.20%
Assurant, Inc.	18,400	747,592

Hartford Financial Services Group, Inc. (The)	12,600	372,960

		1,120,552

Oil & Gas Refining & Marketing–1.91%
Sunoco, Inc.	7,200	301,392

Valero Energy Corp.	52,300	1,473,814

		1,775,206

Other Diversified Financial Services–1.22%
Citigroup, Inc.	219,200	1,025,856

JPMorgan Chase & Co.	2,300	107,387

		1,133,243

Packaged Foods & Meats–0.28%
Tyson Foods, Inc.–Class A	14,100	262,683

Paper Products–1.81%
International Paper Co.	55,400	1,539,012

MeadWestvaco Corp.	5,000	146,750

		1,685,762

Pharmaceuticals–6.28%
Bristol-Myers Squibb Co.	6,600	170,346

Eli Lilly and Co.	51,800	1,790,208

Forest Laboratories, Inc.(b)	18,500	599,400

Johnson & Johnson	28,600	1,757,184

Pfizer, Inc.	79,900	1,537,276

		5,854,414

Property & Casualty Insurance–1.36%
Berkshire Hathaway Inc.–Class B(b)	13,100	1,143,368

Travelers Cos., Inc. (The)	2,100	125,853

		1,269,221

Publishing–2.09%
Gannett Co., Inc.	102,700	1,695,577

McGraw-Hill Cos., Inc. (The)	6,500	251,420

		1,946,997

Regional Banks–3.45%
Fifth Third Bancorp	103,900	1,516,940

Huntington Bancshares Inc.	90,200	616,968

KeyCorp	118,500	1,083,090

		3,216,998

Residential REIT’s–0.20%
Equity Residential	3,400	187,374

Retail REIT’s–0.26%
Simon Property Group, Inc.	2,200	242,088

Semiconductors–3.58%
Intel Corp.	113,700	2,441,139

Micron Technology, Inc.(b)	80,800	899,304

		3,340,443

Systems Software–3.45%
Microsoft Corp.	120,900	3,213,522

Tobacco–3.10%
Altria Group, Inc.	21,100	535,307

Philip Morris International Inc.	37,500	2,354,250

		2,889,557

Wireless Telecommunication Services–0.97%
Sprint Nextel Corp.(b)	207,700	907,649

Total Common Stocks & Other Equity Interests (Cost $75,822,814)		90,822,362

	Principal
	Amount
U.S. Treasury Bills–0.32%
0.14% 03/17,11,(Cost $299,982),(c)(d)	$300,000	299,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Structured Core Fund

	Shares	Value

Money Market Funds–0.86%
Liquid Assets Portfolio–Institutional Class(e)	402,620	$402,620

Premier Portfolio–Institutional Class(e)	402,620	402,620

Total Money Market Funds (Cost $805,240)		805,240

TOTAL INVESTMENTS–98.63% (Cost $76,928,036)		91,927,584

OTHER ASSETS LESS LIABILITIES–1.37%		1,273,672

NET ASSETS–100.00%		$93,201,256

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of February 28, 2011

Information Technology	18.7%

Health Care	14.2

Consumer Discretionary	14.1

Financials	13.2

Energy	11.9

Consumer Staples	7.8

Telecommunication Services	6.6

Materials	5.6

Industrials	5.4

U.S. Treasury Bills, Money Market Funds Plus Other Assets Less Liabilities	2.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Structured Core Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $76,122,796)	$91,122,344

Investments in affiliated money market funds, at value and cost	805,240

Total investments, at value (Cost $76,928,036)	91,927,584

Receivable for:
Investments sold	9,082,242

Variation margin on futures	12,438

Fund shares sold	16,532

Dividends	231,304

Fund expenses absorbed	12,303

Investment for trustee deferred compensation and retirement plans	20,767

Other assets	48,194

Total assets	101,351,364

Liabilities:
Payable for:
Investments purchased	7,780,056

Fund shares reacquired	233,808

Accrued fees to affiliates	58,480

Accrued other operating expenses	37,680

Trustee deferred compensation and retirement plans	40,084

Total liabilities	8,150,108

Net assets applicable to shares outstanding	$93,201,256

Net assets consist of:
Shares of beneficial interest	$106,226,759

Undistributed net investment income	442,755

Undistributed net realized gain (loss)	(28,548,711)

Unrealized appreciation	15,080,453

$93,201,256

Net Assets:
Class A	$1,724,227

Class B	$207,851

Class C	$198,001

Class R	$1,399,999

Class Y	$164,500

Investor Class	$76,422,674

Institutional Class	$13,084,004

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	218,088

Class B	26,496

Class C	25,288

Class R	177,712

Class Y	20,764

Investor Class	9,638,128

Institutional Class	1,650,940

Class A:
Net asset value per share	$7.91

Maximum offering price per share (Net asset value of $7.91 divided by 94.50%)	$8.37

Class B:
Net asset value and offering price per share	$7.84

Class C:
Net asset value and offering price per share	$7.83

Class R:
Net asset value and offering price per share	$7.88

Class Y:
Net asset value and offering price per share	$7.92

Investor Class:
Net asset value and offering price per share	$7.93

Institutional Class:
Net asset value and offering price per share	$7.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Structured Core Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $444)	$934,909

Dividends from affiliated money market funds	1,040

Interest	1,258

Total investment income	937,207

Expenses:
Advisory fees	274,221

Administrative services fees	24,795

Custodian fees	4,078

Distribution fees:
Class A	1,914

Class B	1,016

Class C	1,102

Class R	3,617

Investor Class	93,870

Transfer agent fees — A,B,C,R, Y and Investor	59,582

Transfer agent fees — Institutional	4,394

Trustees’ and officers’ fees and benefits	7,311

Registration and filing fees	39,686

Other	37,025

Total expenses	552,611

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(109,049)

Net expenses	443,562

Net investment income	493,645

Realized and unrealized gain from:
Net realized gain from:
Investment securities	6,565,942

Futures contracts	218,518

6,784,460

Change in net unrealized appreciation of:
Investment securities	14,216,979

Futures contracts	154,497

14,371,476

Net realized and unrealized gain	21,155,936

Net increase in net assets resulting from operations	$21,649,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Structured Core Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	For the six months ended	For the year ended
	February 28,	August 31,
	2011	2010

Operations:
Net investment income	$493,645	$1,058,281

Net realized gain	6,784,460	3,490,772

Change in net unrealized appreciation (depreciation)	14,371,476	(4,027,846)

Net increase in net assets resulting from operations	21,649,581	521,207

Distributions to shareholders from net investment income:
Class A	(18,062)	(34,312)

Class B	(754)	(1,066)

Class C	(862)	(1,841)

Class R	(14,776)	(11,562)

Class Y	(2,233)	(4,053)

Investor Class	(849,485)	(1,552,566)

Institutional Class	(175,166)	(446,319)

Total distributions from net investment income	(1,061,338)	(2,051,719)

Share transactions–net:
Class A	124,983	(342,045)

Class B	(11,127)	(35,338)

Class C	(72,799)	(31,677)

Class R	(259,029)	1,396,013

Class Y	(12,326)	(67,812)

Investor Class	(10,146,771)	(17,874,581)

Institutional Class	(1,572,646)	(10,123,792)

Net increase (decrease) in net assets resulting from share transactions	(11,949,715)	(27,079,232)

Net increase (decrease) in net assets	8,638,528	(28,609,744)

Net assets:
Beginning of period	84,562,728	113,172,472

End of period (includes undistributed net investment income of $442,755 and $1,010,448, respectively)	$93,201,256	$84,562,728

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Structured Core Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a

10        Invesco Structured Core Fund

CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

11        Invesco Structured Core Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

12        Invesco Structured Core Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.60%

Next $250 million	0.575%

Next $500 million	0.55%

Next $1.5 billion	0.525%

Next $2.5 billion	0.50%

Next $2.5 billion	0.475%

Next $2.5 billion	0.45%

Over $10 billion	0.425%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75%, 1.00% and 0.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees $44,973 and reimbursed class level expenses of $1,155, $153, $166, $1,091, $117, $56,630 and $4,395 of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $100.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $274 in front-end sales commissions from the sale of Class A shares and $0, $205 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

13        Invesco Structured Core Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$91,627,602	$—	$—	$91,627,602

U.S. Treasury Securities	—	299,982	—	299,982

	$91,627,602	$299,982	$—	$91,927,584

Futures*	—	80,905	—	80,905

Total Investments	$—	$380,887	$—	$92,008,489

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Market risk
Futures contracts(a)	$80,905	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended February 28, 2011

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain
Market risk	$218,518

Change in Unrealized Appreciation
Market risk	$154,497

Total	$373,015

*	The average value of futures outstanding during the period was $2,119,803.

14        Invesco Structured Core Fund

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

E-Mini S & P 500 Futures	34	March-2011/Long	$2,254,370	$80,905

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the six months ended February 28, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $269.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $833 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$9,871,752

August 31, 2018	24,481,668

Total capital loss carryforward	$34,353,420

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

15        Invesco Structured Core Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $38,805,472 and $51,161,716, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,491,467

Aggregate unrealized (depreciation) of investment securities	(957,629)

Net unrealized appreciation of investment securities	$14,533,838

Cost of investments for tax purposes is $77,393,746.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	39,836	$291,311	128,789	$869,022

Class B	4,994	34,440	5,802	38,360

Class C	3,140	22,658	19,734	129,647

Class R	22,322	166,553	208,043	1,443,352

Class Y	1,830	13,152	1,829	12,203

Investor Class	507,029	3,732,216	1,072,097	7,343,739

Institutional Class	30,855	225,441	176,429	1,207,236

Issued as reinvestment of dividends:
Class A	2,410	17,862	4,968	33,784

Class B	4	17	157	1,066

Class C	107	788	262	1,773

Class R	1,985	14,673	1,703	11,562

Class Y	280	2,075	594	4,053

Investor Class	111,078	825,308	221,069	1,509,898

Institutional Class	23,584	174,990	65,443	446,320

Automatic conversion of Class B shares to Class A shares:
Class A	1,198	8,967	2,729	18,856

Class B	(1,209)	(8,967)	(2,755)	(18,856)

Reacquired:
Class A	(26,427)	(193,157)	(185,339)	(1,263,707)

Class B	(5,154)	(36,617)	(8,460)	(55,908)

Class C	(13,175)	(96,245)	(24,579)	(163,097)

Class R	(59,448)	(440,255)	(8,840)	(58,901)

Class Y	(3,866)	(27,553)	(12,379)	(84,068)

Investor Class	(2,005,653)	(14,704,295)	(3,918,195)	(26,728,218)

Institutional Class	(269,022)	(1,973,077)	(1,779,103)	(11,777,348)

Net increase (decrease) in share activity	(1,633,302)	$(11,949,715)	(4,030,002)	(27,079,232)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 3% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

16        Invesco Structured Core Fund

NOTE 11—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Select Equity Fund and Invesco Van Kampen Equity Premium Income Fund (the “Target Funds”) in exchange for shares of the Fund.
  The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated shortly thereafter. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

17        Invesco Structured Core Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 02/28/11	$6.29	$0.04	(c)	$1.66	$1.70	$(0.08)	$—	$(0.08)	$7.91	27.16%	$1,724	1.00	%(d)	1.25	%(d)	1.05	%(d)	44%
Year ended 08/31/10	6.47	0.06	(c)	(0.12)	(0.06)	(0.12)	—	(0.12)	6.29	(1.07)	1,265	1.00		1.31		0.93		71
Year ended 08/31/09	9.89	0.11	(c)	(2.16)	(2.05)	(0.07)	(1.30)	(1.37)	6.47	(18.66)	1,618	0.66		1.29		1.85		77
Year ended 08/31/08	11.19	0.14	(c)	(1.37)	(1.23)	(0.02)	(0.05)	(0.07)	9.89	(11.03)	951	0.75		1.93		1.34		118
Year ended 08/31/07	10.19	0.08	(c)	1.10	1.18	(0.18)	—	(0.18)	11.19	11.60	1,532	1.02		6.88		0.67		79
Year ended 08/31/06(e)	10.00	0.04		0.15	0.19	—	—	—	10.19	1.90	985	1.06	(f)	10.44	(f)	0.95	(f)	25

Class B
Six months ended 02/28/11	6.22	0.01	(c)	1.64	1.65	(0.03)	—	(0.03)	7.84	26.51	208	1.75	(d)	2.00	(d)	0.30	(d)	44
Year ended 08/31/10	6.37	0.01	(c)	(0.13)	(0.12)	(0.03)	—	(0.03)	6.22	(1.85)	173	1.75		2.06		0.18		71
Year ended 08/31/09	9.79	0.06	(c)	(2.13)	(2.07)	(0.05)	(1.30)	(1.35)	6.37	(19.10)	211	1.41		2.04		1.10		77
Year ended 08/31/08	11.14	0.06	(c)	(1.36)	(1.30)	—	(0.05)	(0.05)	9.79	(11.71)	165	1.50		2.68		0.59		118
Year ended 08/31/07	10.16	(0.01	)(c)	1.10	1.09	(0.11)	—	(0.11)	11.14	10.74	847	1.77		7.63		(0.08)		79
Year ended 08/31/06(e)	10.00	0.01		0.15	0.16	—	—	—	10.16	1.60	640	1.81	(f)	11.19	(f)	0.20	(f)	25

Class C
Six months ended 02/28/11	6.22	0.01	(c)	1.63	1.64	(0.03)	—	(0.03)	7.83	26.34	198	1.75	(d)	2.00	(d)	0.30	(d)	44
Year ended 08/31/10	6.37	0.01	(c)	(0.13)	(0.12)	(0.03)	—	(0.03)	6.22	(1.85)	219	1.75		2.06		0.18		71
Year ended 08/31/09	9.79	0.06	(c)	(2.13)	(2.07)	(0.05)	(1.30)	(1.35)	6.37	(19.10)	254	1.41		2.04		1.10		77
Year ended 08/31/08	11.14	0.06	(c)	(1.36)	(1.30)	—	(0.05)	(0.05)	9.79	(11.71)	249	1.50		2.68		0.59		118
Year ended 08/31/07	10.16	(0.01	)(c)	1.10	1.09	(0.11)	—	(0.11)	11.14	10.74	1,043	1.77		7.63		(0.08)		79
Year ended 08/31/06(e)	10.00	0.01		0.15	0.16	—	—	—	10.16	1.60	625	1.81	(f)	11.19	(f)	0.20	(f)	25

Class R
Six months ended 02/28/11	6.27	0.03	(c)	1.65	1.68	(0.07)	—	(0.07)	7.88	26.85	1,400	1.25	(d)	1.50	(d)	0.80	(d)	44
Year ended 08/31/10	6.45	0.05	(c)	(0.12)	(0.07)	(0.11)	—	(0.11)	6.27	(1.30)	1,335	1.25		1.56		0.68		71
Year ended 08/31/09	9.86	0.10	(c)	(2.15)	(2.05)	(0.06)	(1.30)	(1.36)	6.45	(18.70)	77	0.91		1.54		1.60		77
Year ended 08/31/08	11.17	0.11	(c)	(1.37)	(1.26)	—	(0.05)	(0.05)	9.86	(11.32)	53	1.00		2.18		1.09		118
Year ended 08/31/07	10.18	0.05	(c)	1.10	1.15	(0.16)	—	(0.16)	11.17	11.33	684	1.27		7.13		0.42		79
Year ended 08/31/06(e)	10.00	0.03		0.15	0.18	—	—	—	10.18	1.80	611	1.31	(f)	10.69	(f)	0.70	(f)	25

Class Y
Six months ended 02/28/11	6.32	0.05	(c)	1.65	1.70	(0.10)	—	(0.10)	7.92	27.06	165	0.75	(d)	1.00	(d)	1.30	(d)	44
Year ended 08/31/10	6.50	0.08	(c)	(0.13)	(0.05)	(0.13)	—	(0.13)	6.32	(0.85)	142	0.75		1.06		1.18		71
Year ended 08/31/09(e)	8.29	0.12	(c)	(0.54)	(0.42)	(0.07)	(1.30)	(1.37)	6.50	(2.50)	211	0.43	(f)	1.04	(f)	2.08	(f)	77

Investor Class
Six months ended 02/28/11	6.32	0.04	(c)	1.65	1.69	(0.08)	—	(0.08)	7.93	26.88	76,423	1.00	(d)	1.25(d	)	1.05	(d)	44
Year ended 08/31/10	6.50	0.06	(c)	(0.12)	(0.06)	(0.12)	—	(0.12)	6.32	(1.07)	69,635	1.00		1.31		0.93		71
Year ended 08/31/09	9.90	0.12	(c)	(2.15)	(2.03)	(0.07)	(1.30)	(1.37)	6.50	(18.43)	88,674	0.66		1.29		1.85		77
Year ended 08/31/08(e)	10.73	0.05		(0.88)	(0.83)	—	—	—	9.90	(7.73)	136,838	0.60	(f)	1.10	(f)	1.49	(f)	118

Institutional Class
Six months ended 02/28/11	6.32	0.05	(c)	1.66	1.71	(0.10)	—	(0.10)	7.93	27.22	13,084	0.75	(d)	0.92	(d)	1.30	(d)	44
Year ended 08/31/10	6.50	0.08	(c)	(0.12)	(0.04)	(0.14)	—	(0.14)	6.32	(0.83)	11,793	0.75		0.91		1.18		71
Year ended 08/31/09	9.91	0.13	(c)	(2.16)	(2.03)	(0.08)	(1.30)	(1.38)	6.50	(18.32)	22,128	0.41		0.89		2.10		77
Year ended 08/31/08	11.21	0.16	(c)	(1.36)	(1.20)	(0.05)	(0.05)	(0.10)	9.91	(10.79)	29,374	0.50		1.57		1.59		118
Year ended 08/31/07	10.20	0.10	(c)	1.10	1.20	(0.19)	—	(0.19)	11.21	11.85	942	0.77		6.55		0.92		79
Year ended 08/31/06(e)	10.00	0.05		0.15	0.20	—	—	—	10.20	2.00	612	0.80	(f)	10.14	(f)	1.21	(f)	25

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $1,544, $205, $222, $1,459, $156, $75,718 and $12,860 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Commencement date of March 31, 2006 for Class A, Class B, Class C, Class R and Institutional Class shares. Commencement date of October 3, 2008 and April 25, 2008 for Class Y and Investor Class shares, respectively.
(f)	Annualized.

18        Invesco Structured Core Fund

NOTE 13—Distribution of Settled Enforcement Actions Related to Market Timing

On May 23, 2008, the Securities and Exchange Commission (“SEC”) publicly posted its final approval of the Distribution Plan (“Distribution Plan”) for the distribution of monies placed into Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. (“IFG”) and the SEC. The Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The Distributions to eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds has commenced. The Distribution Plan includes a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco and the Fund are unable to estimate the residual distribution to the Fund, if any.

19        Invesco Structured Core Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,271.60	$5.63	$1,019.84	$5.01	1.00%

B	1,000.00	1,265.10	9.83	1,016.12	8.75	1.75

C	1,000.00	1,263.40	9.82	1,016.12	8.75	1.75

R	1,000.00	1,268.50	7.03	1,018.60	6.26	1.25

Y	1,000.00	1,270.60	4.22	1,021.08	3.76	0.75

Investor	1,000.00	1,268.80	5.63	1,019.84	5.01	1.00

Institutional	1,000.00	1,272.20	4.23	1.,021.08	3.76	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20        Invesco Structured Core Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SCOR-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen American Franchise Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: VAFAX ▪ B: VAFBX ▪ C: VAFCX ▪ Y: VAFIX ▪ Institutional: VAFNX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	30.64%

Class B Shares	30.19

Class C Shares	30.40

Class Y Shares	30.82

Institutional Class Shares	30.96

S&P 500 Index▼ (Broad Market Index)	27.73

Russell 1000 Growth Index▼ (Style-Specific Index)	31.04

Lipper Large-Cap Growth Funds Index▼ (Peer Group Index)	30.03

▼	Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen American Franchise Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (6/23/05)		5.70%

5	Years	4.78

1	Year	22.63

Class B Shares

Inception (6/23/05)		5.81%

5	Years	4.85

1	Year	23.85

Class C Shares

Inception (6/23/05)		6.01%

5	Years	5.25

1	Year	28.07

Class Y Shares

Inception (6/23/05)		7.02%

5	Years	6.25

1	Year	30.16

Institutional Class Shares

Inception		6.80%

5	Years	6.03

1	Year	30.03
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen American Franchise Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on December 22, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/23/05)		4.83%

5	Years	4.36

1	Year	14.79

Class B Shares

Inception (6/23/05)		4.94%

5	Years	4.43

1	Year	15.59

Class C Shares

Inception (6/23/05)		5.15%

5	Years	4.82

1	Year	19.73

Class Y Shares

Inception (6/23/05)		6.17%

5	Years	5.84

1	Year	21.82

Institutional Class Shares

Inception		5.92%

5	Years	5.58

1	Year	21.57
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.31%, 2.06%, 1.94%, 1.06% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year.
The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Van Kampen American Franchise Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen American Franchise Fund

Schedule of Investments

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.60%(a)
Aerospace & Defense–3.69%
Embraer SA–ADR (Brazil)	77,064	$2,624,800

Goodrich Corp.	74,267	6,404,043

Honeywell International, Inc.	61,770	3,577,101

		12,605,944

Apparel Retail–1.49%
Limited Brands, Inc.	158,520	5,075,810

Application Software–2.38%
Citrix Systems, Inc.(b)	69,648	4,886,504

Salesforce.com, Inc.(b)	24,323	3,217,203

		8,103,707

Asset Management & Custody Banks–2.14%
Ameriprise Financial, Inc.	81,502	5,160,707

Franklin Resources, Inc.	17,086	2,146,343

		7,307,050

Automobile Manufacturers–0.34%
Ford Motor Co.(b)	76,548	1,152,048

Biotechnology–2.58%
Dendreon Corp.(b)	69,513	2,334,942

Gilead Sciences, Inc.(b)	100,189	3,905,367

United Therapeutics Corp.(b)	38,055	2,566,049

		8,806,358

Cable & Satellite–3.03%
Comcast Corp., Class A	194,732	5,016,296

DIRECTV, Class A(b)	115,482	5,308,708

		10,325,004

Casinos & Gaming–0.99%
Las Vegas Sands Corp.(b)	72,064	3,361,065

Coal & Consumable Fuels–1.23%
Peabody Energy Corp.	64,009	4,191,949

Communications Equipment–2.81%
Juniper Networks, Inc.(b)	105,024	4,621,056

QUALCOMM, Inc.	83,618	4,981,960

		9,603,016

Computer Hardware–9.30%
Apple, Inc.(b)	74,059	26,158,379

Hewlett-Packard Co.	128,123	5,590,007

		31,748,386

Computer Storage & Peripherals–3.63%
EMC Corp.(b)	325,787	8,864,664

SanDisk Corp.(b)	70,759	3,509,647

		12,374,311

Construction & Engineering–1.30%
Foster Wheeler AG (Switzerland)(b)	122,925	4,444,968

Construction, Farm Machinery & Heavy Trucks–1.67%
Cummins, Inc.	22,398	2,264,886

Deere & Co.	38,176	3,441,567

		5,706,453

Data Processing & Outsourced Services–1.21%
Visa, Inc., Class A	56,567	4,132,219

Diversified Banks–0.85%
Comerica, Inc.	74,952	2,915,633

Fertilizers & Agricultural Chemicals–5.57%
CF Industries Holdings, Inc.	24,123	3,408,098

Monsanto Co.	88,703	6,376,859

Potash Corp. of Saskatchewan, Inc. (Canada)	149,541	9,211,726

		18,996,683

Health Care Distributors–1.31%
McKesson Corp.	56,289	4,462,592

Health Care Equipment–1.24%
Baxter International, Inc.	79,723	4,237,278

Health Care Technology–0.90%
Allscripts Healthcare Solutions, Inc.(b)	143,248	3,058,345

Heavy Electrical Equipment–1.04%
ABB Ltd.–ADR (Switzerland)	144,274	3,536,156

Hotels, Resorts & Cruise Lines–0.93%
Starwood Hotels & Resorts Worldwide, Inc.	51,836	3,167,180

Industrial Machinery–1.95%
Danaher Corp.	56,566	2,862,239

Ingersoll-Rand PLC (Ireland)	83,643	3,789,028

		6,651,267

Internet Retail–2.43%
Amazon.com, Inc.(b)	27,175	4,709,156

Netflix, Inc.(b)	17,411	3,598,331

		8,307,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen American Franchise Fund

	Shares	Value

Internet Software & Services–5.46%
Baidu, Inc.–ADR (China)(b)	73,329	$8,884,541

Google Inc., Class A(b)	15,902	9,754,287

		18,638,828

IT Consulting & Other Services–1.70%
Accenture PLC, Class A	31,307	1,611,684

Cognizant Technology Solutions Corp., Class A(b)	54,257	4,170,736

		5,782,420

Life Sciences Tools & Services–1.85%
Agilent Technologies, Inc.(b)	79,212	3,333,241

Illumina, Inc.(b)(c)	43,075	2,989,405

		6,322,646

Managed Health Care–0.74%
UnitedHealth Group, Inc.	59,363	2,527,677

Movies & Entertainment–1.35%
Walt Disney Co. (The)	105,130	4,598,386

Oil & Gas Drilling–1.01%
Transocean Ltd.(b)	40,800	3,452,904

Oil & Gas Equipment & Services–8.24%
Cameron International Corp.(b)	70,101	4,145,072

Halliburton Co.	106,837	5,014,929

National Oilwell Varco, Inc.	55,317	4,401,574

Schlumberger Ltd.	77,849	7,272,654

Weatherford International Ltd.(b)	301,186	7,282,678

		28,116,907

Oil & Gas Exploration & Production–1.42%
EOG Resources, Inc.	43,220	4,854,038

Other Diversified Financial Services–1.70%
JPMorgan Chase & Co.	124,547	5,815,099

Packaged Foods & Meats–1.64%
Mead Johnson Nutrition Co.	93,656	5,605,312

Pharmaceuticals–1.30%
Hospira, Inc.(b)	83,737	4,425,500

Precious Metals & Minerals–2.07%
Silver Wheaton Corp. (Canada)	166,291	7,075,682

Railroads–1.68%
Union Pacific Corp.	59,970	5,721,738

Restaurants–0.48%
Chipotle Mexican Grill, Inc.(b)	6,683	1,637,335

Semiconductors–2.98%
ARM Holdings PLC–ADR (United Kingdom)	22,712	687,492

Atmel Corp.(b)	120,631	1,770,863

Broadcom Corp., Class A	74,574	3,073,940

Micron Technology, Inc.(b)	185,796	2,067,910

Xilinx, Inc.	77,382	2,572,952

		10,173,157

Soft Drinks–0.80%
Hansen Natural Corp.(b)	47,586	2,738,574

Specialized Finance–0.57%
Moody’s Corp.	61,115	1,949,568

Specialty Stores–0.53%
Tiffany & Co.	29,501	1,815,787

Systems Software–5.21%
Oracle Corp.	161,596	5,316,509

Red Hat, Inc.(b)	56,676	2,339,585

Rovi Corp.(b)	182,765	10,128,836

		17,784,930

Trucking–0.80%
J.B. Hunt Transport Services, Inc.	65,592	2,729,283

Wireless Telecommunication Services–2.06%
America Movil S.A.B. de C.V., Series L–ADR (Mexico)	42,811	2,458,208

American Tower Corp., Class A(b)	84,372	4,552,713

		7,010,921

Total Common Stocks & Other Equity Interests (Cost $270,523,574)		333,047,601

Money Market Funds–1.92%
Liquid Assets Portfolio–Institutional Class(d)	3,277,171	3,277,171

Premier Portfolio–Institutional Class(d)	3,277,171	3,277,171

Total Money Market Funds (Cost $6,554,342)		6,554,342

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.52% (Cost $277,077,916)		339,601,943

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.21%
Liquid Assets Portfolio–Institutional Class (Cost $732,649)(d)(e)	732,649	732,649

TOTAL INVESTMENTS–99.73% (Cost $277,810,565)		340,334,592

OTHER ASSETS LESS LIABILITIES–0.27%		928,029

NET ASSETS–100.00%		$341,262,621

Investment Abbreviation:

ADR	– American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen American Franchise Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2011.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of February 28, 2011

Information Technology	35.7%

Industrials	12.1

Energy	11.9

Consumer Discretionary	11.6

Health Care	8.9

Materials	7.6

Financials	5.3

Consumer Staples	2.4

Telecommunication Services	2.1

Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen American Franchise Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $270,523,574)*	$333,047,601

Investments in affiliated money market funds, at value and cost	7,286,991

Total investments, at value (Cost $277,810,565)	340,334,592

Receivable for:
Investments sold	11,808,992

Fund shares sold	3,027,758

Dividends	291,257

Investments for trustee deferred compensation and retirement plans	1,389

Other assets	21,981

Total assets	355,485,969

Liabilities:
Payable for:
Investments purchased	12,650,767

Fund shares reacquired	515,747

Collateral upon return of securities loaned	732,649

Accrued fees to affiliates	221,158

Accrued other operating expenses	100,492

Trustee deferred compensation and retirement plans	2,535

Total liabilities	14,223,348

Net assets applicable to shares outstanding	$341,262,621

Net assets consist of:
Shares of beneficial interest	$322,560,098

Undistributed net investment income (loss)	(509,824)

Undistributed net realized gain (loss)	(43,321,867)

Unrealized appreciation	62,534,214

$341,262,621

Net Assets:
Class A	$259,009,504

Class B	$30,827,613

Class C	$38,199,093

Class Y	$13,215,806

Institutional Class	$10,605

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	20,242,770

Class B	2,455,835

Class C	3,028,878

Class Y	1,027,377

Institutional Class	828

Class A:
Net asset value per share	$12.80

Maximum offering price per share (Net asset value of $12.80 divided by 94.50%)	$13.54

Class B:
Net asset value and offering price per share	$12.55

Class C:
Net asset value and offering price per share	$12.61

Class Y:
Net asset value and offering price per share	$12.86

Institutional Class:
Net asset value and offering price per share	$12.81

*	At February 28, 2011, securities with an aggregate value of $716,139 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen American Franchise Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,659)	$1,414,157

Dividends from affiliated money market funds (includes securities lending income of $338)	7,169

Total investment income	1,421,326

Expenses:
Advisory fees	944,466

Administrative services fees	47,827

Custodian fees	12,953

Distribution fees:
Class A	259,628

Class B	134,075

Class C	112,179

Transfer agent fees	257,068

Trustees’ and officers’ fees and benefits	8,929

Other	(6,294)

Total expenses	1,770,831

Less: Fees waived and expense offset arrangement(s)	(4,755)

Net expenses	1,766,076

Net investment income (loss)	(344,750)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	19,690,057

Foreign currencies	14,127

19,704,184

Change in net unrealized appreciation (depreciation) of:
Investment securities	48,485,121

Foreign currencies	(2,133)

48,482,988

Net realized and unrealized gain	68,187,172

Net increase in net assets resulting from operations	$67,842,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	February 28,	August 31,
	2011	2010

Operations:
Net investment income (loss)	$(344,750)	$(76,085)

Net realized gain	19,704,184	45,695,543

Change in net unrealized appreciation (depreciation)	48,482,988	(15,933,096)

Net increase in net assets resulting from operations	67,842,422	29,686,362

Distributions to shareholders from net investment income:
Class A	—	(2,517,727)

Class B	—	(162,720)

Class C	—	(152,378)

Class Y	—	(39,480)

Total distributions from net investment income	—	(2,872,305)

Share transactions–net:
Class A	37,645,452	(52,924,797)

Class B	1,723,745	(3,593,784)

Class C	7,168,275	(4,023,023)

Class Y	9,498,951	995,024

Institutional Class	10,000	—

Net increase (decrease) in net assets resulting from share transactions	56,046,423	(59,546,580)

Net increase (decrease) in net assets	123,888,845	(32,732,523)

Net assets:
Beginning of period	217,373,776	250,106,299

End of period (includes undistributed net investment income (loss) of $(509,824) and $(165,074), respectively)	$341,262,621	$217,373,776

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen American Franchise Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen American Franchise Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust II. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  The Fund’s investment objective is to seek long-term capital appreciation.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

10        Invesco Van Kampen American Franchise Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

11        Invesco Van Kampen American Franchise Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

12        Invesco Van Kampen American Franchise Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.70%

Next $500 million	0.65%

Over $1 billion	0.60%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.35%, 2.10%, 2.10%, and 1.10%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $4,363.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $47,928 in front-end sales commissions from the sale of Class A shares and $41, $20,165 and $592 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

13        Invesco Van Kampen American Franchise Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$340,334,592	$—	$—	$340,334,592

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $392.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $966 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2016	$3,318,019

August 31, 2017	35,915,314

August 31, 2018	23,065,984

Total capital loss carryforward	$62,299,317

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14        Invesco Van Kampen American Franchise Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $251,128,970 and $189,020,441, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$63,245,391

Aggregate unrealized (depreciation) of investment securities	(1,448,098)

Net unrealized appreciation of investment securities	$61,797,293

Cost of investments for tax purposes is $278,537,299.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended				Year ended
	February 28, 2011(a)				August 31, 2010
	Shares		Amount		Shares		Amount

Sold:
Class A	5,486,732	(b)	$66,561,318	(b)	2,272,877	(c)	$22,481,196	(c)

Class B	406,342		4,786,611		278,730		2,757,084

Class C	846,012		10,256,683		251,034		2,484,206

Class Y	810,477		10,047,981		316,694		3,116,556

Institutional Class	828		10,000		—		—

Issued as reinvestment of dividends:
Class A	—		—		254,295		2,479,382

Class B	—		—		16,396		158,221

Class C	—		—		14,122		136,561

Class Y	—		—		1,781		17,399

Reacquired:
Class A	(2,472,080)		(28,915,866)		(7,851,906)		(77,885,375)

Class B	(265,998	)(b)	(3,062,866	)(b)	(660,819	)(c)	(6,509,089	)(c)

Class C	(268,478)		(3,088,408)		(674,167)		(6,643,790)

Class Y	(46,813)		(549,030)		(217,671)		(2,138,931)

Net increase (decrease) in share activity	4,497,022		$56,046,423		(5,998,634)		$(59,546,580)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 60,864 Class B shares into 59,800 Class A shares at a value of $714,318.
(c)	Includes automatic conversion of 46,387 Class B shares into 45,762 Class A shares at a value of $461,494.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Large Cap Growth Fund, Invesco Van Kampen Capital Growth Fund and Invesco Van Kampen Enterprise Fund (the “Target Funds”) in exchange for shares of the Fund.
  The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated shortly thereafter. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

15        Invesco Van Kampen American Franchise Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions						net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	return		(000’s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 02/28/11	$9.79	$(0.01)	$3.02	$3.01	$0.00	$0.00	$0.00	$12.80	30.75	%(c)	$259,010	1.19	%(d)	1.19	%(d)	(0.13	)%(d)	72%
Year ended 08/31/10	8.87	0.01	1.03	1.04	(0.12)	0.00	(0.12)	9.79	11.75	(c)	168,731	1.30		1.30		0.11		101
Year ended 08/31/09	10.23	0.13	(1.33)	(1.20)	(0.16)	0.00	(0.16)	8.87	(11.40	)(e)	200,127	1.35		1.41		1.60		105
Year ended 08/31/08	12.19	0.13	(1.20)	(1.07)	(0.31)	(0.58)	(0.89)	10.23	(9.31	)(e)	241,026	1.24		1.24		1.22		18
Year ended 08/31/07	11.41	0.36	0.52	0.88	(0.10)	0.00	(0.10)	12.19	7.75	(e)	394,013	1.19		1.19		2.93		39
Year ended 08/31/06	10.17	0.15	1.15	1.30	(0.06)	0.00	(0.06)	11.41	12.80	(e)	173,732	1.35		1.45		1.39		17

Class B
Six months ended 02/28/11	9.64	(0.05)	2.96	2.91	0.00	0.00	0.00	12.55	30.19	(c)	30,828	1.94	(d)	1.94	(d)	(0.88	)(d)	72
Year ended 08/31/10	8.75	(0.06)	1.01	0.95	(0.06)	0.00	(0.06)	9.64	10.89	(c)	22,332	2.05		2.05		(0.64)		101
Year ended 08/31/09	10.08	0.07	(1.31)	(1.24)	(0.09)	0.00	(0.09)	8.75	(12.09	)(f)	23,466	2.10		2.16		0.86		105
Year ended 08/31/08	12.03	0.05	(1.18)	(1.13)	(0.24)	(0.58)	(0.82)	10.08	(9.98	)(f)	28,330	2.00		2.00		0.45		18
Year ended 08/31/07	11.30	0.26	0.53	0.79	(0.06)	0.00	(0.06)	12.03	7.01	(f)	38,428	1.95		1.95		2.15		39
Year ended 08/31/06	10.15	0.07	1.13	1.20	(0.05)	0.00	(0.05)	11.30	11.90	(f)	19,538	2.10		2.20		0.65		17

Class C
Six months ended 02/28/11	9.68	(0.04)	2.97	2.93	0.00	0.00	0.00	12.61	30.27	(c)(g)	38,199	1.70	(d)(g)	1.70	(d)(g)	(0.65	)(d)(g)	72
Year ended 08/31/10	8.76	(0.05)	1.03	0.98	(0.06)	0.00	(0.06)	9.68	11.14	(c)(g)	23,718	1.93	(g)	1.93	(g)	(0.52	)(g)	101
Year ended 08/31/09	10.10	0.06	(1.30)	(1.24)	(0.10)	0.00	(0.10)	8.76	(12.11	)(h)	25,063	2.16		2.22		0.78		105
Year ended 08/31/08	12.02	0.06	(1.18)	(1.12)	(0.22)	(0.58)	(0.80)	10.10	(9.89	)(h)(i)	26,600	1.92	(i)	1.92	(i)	0.55	(i)	18
Year ended 08/31/07	11.30	0.26	0.53	0.79	(0.07)	0.00	(0.07)	12.02	6.99	(h)	46,382	1.95		1.95		2.15		39
Year ended 08/31/06	10.15	0.07	1.13	1.20	(0.05)	0.00	(0.05)	11.30	11.91	(h)	24,831	2.10		2.20		0.64		17

Class Y(j)
Six months ended 02/28/11	9.83	0.01	3.02	3.03	0.00	0.00	0.00	12.86	30.82	(c)	13,216	0.94	(d)	0.94	(d)	0.12	(d)	72
Year ended 08/31/10	8.91	0.04	1.02	1.06	(0.14)	0.00	(0.14)	9.83	11.95	(c)	2,592	1.05		1.05		0.35		101
Year ended 08/31/09	10.27	0.14	(1.31)	(1.17)	(0.19)	0.00	(0.19)	8.91	(11.07	)(k)	1,451	1.10		1.18		1.77		105
Year ended 08/31/08	12.23	0.18	(1.22)	(1.04)	(0.34)	(0.58)	(0.92)	10.27	(9.05	)(k)	108	1.00		1.00		1.65		18
Year ended 08/31/07	11.44	0.42	0.48	0.90	(0.11)	0.00	(0.11)	12.23	7.93	(k)	1,635	0.93		0.93		3.42		39
Year ended 08/31/06	10.17	0.18	1.15	1.33	(0.06)	0.00	(0.06)	11.44	13.22	(k)	986	1.10		1.20		1.79		17

Institutional Class
Six months ended 02/28/11(l)	12.07	0.02	0.72	0.74	0.00	0.00	0.00	12.81	6.13	(c)	11	0.79	(d)	0.80	(d)	0.27	(d)	72

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $209,551, $27,070, $29,671, $5,788 and $10 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.76% for the six months ended February 28, 2011 and 0.88% for the period ended August 31, 2010.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	On June 1, 2010, Class I Shares of the predecessor fund were reorganized into Class Y Shares of the Fund.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(l)	Commencement date of December 22, 2010.

16        Invesco Van Kampen American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,306.40	$6.81	$1,018.89	$5.96	1.19%

B	1,000.00	1,301.90	11.07	1,015.17	9.69	1.94

C	1,000.00	1,304.00	9.71	1,016.36	8.50	1.70

Y	1,000.00	1,308.20	5.38	1,020.13	4.71	0.94

Institutional	1,000.00	1,070.20	1.57	1,020.86	3.97	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Institutional Class shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 70 (as of close of business December 22, 2010 through February 28, 2011)/365. Because the Institutional Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

17        Invesco Van Kampen American Franchise Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-AMFR-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Core Equity Fund
Semiannual Report to Shareholders ▪ February 28, 2011

Nasdaq:
A: VCEAX • B: VCEBX • C: VCECX • R: VCERX • Y: VCEIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

16	Notes to Financial Statements

21	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	24.08%

Class B Shares	23.72

Class C Shares	23.70

Class R Shares	23.93

Class Y Shares	24.31

S&P 500 Index▼ (Broad Market Index)	27.73

Russell 1000 Index▼ (Style-Specific Index)	28.65

Lipper Large-Cap Core Funds Index▼ (Peer Group Index)	26.16

▼	Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2         Invesco Van Kampen Core Equity Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (8/27/07)		–6.06%

1	Year	11.04

Class B Shares

Inception (8/27/07)		–5.98%

1	Year	11.63

Class C Shares

Inception (8/27/07)		–5.22%

1	Year	15.62

Class R Shares

Inception (8/27/07)		–4.81%

1	Year	17.22

Class Y Shares

Inception (8/27/07)		–4.31%

1	Year	17.76
Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Core Equity Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Core Equity Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R and Class Y shares was 1.20%, 1.95%, 1.95%, 1.45% and 0.95%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (8/27/07)		–7.78%

1	Year	4.47

Class B Shares

Inception (8/27/07)		–7.66%

1	Year	4.62

Class C Shares

Inception (8/27/07)		–6.89%

1	Year	8.61

Class R Shares

Inception (8/27/07)		–6.49%

1	Year	10.08

Class Y Shares

Inception (8/27/07)		–6.00%

1	Year	10.61
of the date of this report for Class A, Class B, Class C, Class R and Class Y shares was 1.76%, 2.51%, 2.51%, 2.01% and 1.51%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R and Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3         Invesco Van Kampen Core Equity Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
      As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4         Invesco Van Kampen Core Equity Fund

Schedule of Investments

February 28, 2011
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks–96.9%
Aerospace & Defense–4.1%
General Dynamics Corp.	9,471	$720,933

Raytheon Co.	12,558	643,095

		1,364,028

Apparel, Accessories & Luxury Goods–0.3%
VF Corp.	1,029	98,444

Apparel Retail–0.5%
Ross Stores, Inc.	2,297	165,476

Asset Management & Custody Banks–2.9%
Federated Investors, Inc., Class B	20,938	577,051

State Street Corp.	8,269	369,790

		946,841

Auto Parts & Equipment–1.9%
Johnson Controls, Inc.	15,241	621,833

Brewers–3.1%
Foster’s Group Ltd. (Australia)	47,672	278,412

Heineken NV (Netherlands)	14,277	736,050

		1,014,462

Building Products–1.9%
Masco Corp.	45,902	623,808

Casinos & Gaming–1.3%
International Game Technology	26,630	438,330

Construction & Farm Machinery & Heavy Trucks–0.6%
Caterpillar, Inc.	1,995	205,345

Consumer Finance–2.3%
Capital One Financial Corp.	15,029	747,993

Data Processing & Outsourced Services–2.3%
Automatic Data Processing, Inc.	15,454	772,700

Department Stores–0.3%
Nordstrom, Inc.	2,520	114,055

Distributors–0.7%
Genuine Parts Co.	4,400	231,836

Diversified Banks–2.5%
Societe Generale (France)	8,738	614,355

U.S. Bancorp	8,020	222,395

		836,750

Diversified Chemicals–1.4%
Du Pont (E.I.) de Nemours & Co.	8,456	463,981

Drug Retail–1.5%
Walgreen Co.	11,760	509,678

Electric Utilities–3.6%
American Electric Power Co., Inc.	17,977	643,217

Entergy Corp.	3,943	280,742

Exelon Corp.	6,379	266,387

		1,190,346

Electrical Components & Equipment–1.4%
Emerson Electric Co.	7,897	471,135

Electronic Components–0.9%
Corning, Inc.	12,958	298,812

Food Distributors–1.6%
Sysco Corp.	18,582	516,394

Gas Utilities–0.8%
AGL Resources, Inc.	6,905	262,459

General Merchandise Stores–1.3%
Target Corp.	8,080	424,604

Health Care Equipment–1.9%
Stryker Corp.	9,829	621,783

Hotels, Resorts & Cruise Lines–1.3%
Accor SA (France)	5,483	258,190

Marriott International, Inc., Class A	4,662	182,797

		440,987

Household Products–4.8%
Kimberly-Clark Corp.	14,881	980,658

Procter & Gamble Co.	9,820	619,151

		1,599,809

Industrial Machinery–4.4%
Eaton Corp.	1,358	150,439

Pentair, Inc.	17,888	663,287

Snap-On, Inc.	11,222	644,480

		1,458,206

Insurance Brokers–0.7%
Marsh & McLennan Cos., Inc.	7,178	218,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Core Equity Fund

	Number of
Description	Shares	Value

Integrated Oil & Gas–3.7%
ENI SpA (Italy)	18,935	$462,071

Exxon Mobil Corp.	4,882	417,558

Total SA (France)	5,565	341,442

		1,221,071

Integrated Telecommunication Services–0.8%
AT&T, Inc.	9,796	278,011

Investment Banking & Brokerage–1.6%
Charles Schwab Corp.	27,859	528,485

IT Consulting & Other Services–0.6%
IBM Corp.	1,142	184,867

Life & Health Insurance–1.8%
Lincoln National Corp.	11,149	353,646

StanCorp Financial Group, Inc.	5,064	232,944

		586,590

Motorcycle Manufacturers–1.0%
Harley-Davidson, Inc.	7,759	316,722

Movies & Entertainment–1.6%
Time Warner, Inc.	14,215	543,013

Multi-Utilities–1.2%
Dominion Resources, Inc.	8,780	400,631

Oil & Gas Equipment & Services–1.4%
Baker Hughes, Inc.	6,389	453,938

Oil & Gas Storage & Transportation–0.4%
Southern Union Co.	4,432	126,401

Other Diversified Financial Services–0.3%
JPMorgan Chase & Co.	1,949	90,999

Packaged Foods & Meats–6.1%
Campbell Soup Co.	11,886	400,083

General Mills, Inc.	20,134	747,777

Kraft Foods, Inc., Class A	18,605	592,383

Mead Johnson Nutrition Co.	4,683	280,277

		2,020,520

Paper Products–1.9%
International Paper Co.	22,717	631,078

Pharmaceuticals–5.3%
Bristol-Myers Squibb Co.	15,845	408,959

Eli Lilly & Co.	11,226	387,971

Johnson & Johnson	9,849	605,123

Novartis AG (Switzerland)	3,870	217,336

Pfizer, Inc.	7,609	146,397

		1,765,786

Property & Casualty Insurance–1.2%
Travelers Cos., Inc.	6,525	391,043

Regional Banks–6.0%
Fifth Third Bancorp	40,606	592,848

SunTrust Banks, Inc.	27,754	837,338

Zions Bancorp	23,757	554,963

		1,985,149

Restaurants–1.6%
Brinker International, Inc.	22,807	539,157

Semiconductors–1.2%
Texas Instruments, Inc.	11,092	394,986

Soft Drinks–1.5%
Coca-Cola Co.	7,665	489,947

Specialized Consumer Services–0.7%
H&R Block, Inc.	16,113	244,756

Specialty Chemicals–0.8%
Lubrizol Corp.	2,277	247,897

Systems Software–1.4%
Microsoft Corp.	11,429	303,783

Oracle Corp.	4,776	157,130

		460,913

Thrifts & Mortgage Finance–1.6%
Hudson City Bancorp, Inc.	45,741	526,022

Tobacco–2.9%
Altria Group, Inc.	19,116	484,973

Philip Morris International, Inc.	7,548	473,863

		958,836

Total Common Stocks–96.9% (Cost $26,779,533)		32,045,411

Money Market Funds–3.5%
Liquid Assets Portfolio–Institutional Class(a)	577,114	577,114

Premier Portfolio–Institutional Class(a)	577,114	577,114

Total Money Market Funds–3.5% (Cost $1,154,228)		1,154,228

TOTAL INVESTMENTS–100.4% (Cost $27,933,761)		33,199,639

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.4%)		(123,795)

NET ASSETS–100.0%		$33,075,844

Notes to Schedule of Investments:

(a)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Core Equity Fund

Portfolio Composition

By sector based on Net Assets
as of February 28, 2011

Financials	20.7%

Consumer Staples	20.7

Consumer Discretionary	14.6

Industrials	10.5

Health Care	8.1

Information Technology	6.4

Utilities	6.0

Energy	5.1

Materials	4.0

Telecommunication Services	0.8

Money Market Funds Plus Other Assets Less Liabilites	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Core Equity Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $26,779,533)	$32,045,411

Investments in affiliated money market funds, at value and cost	1,154,228

Total Investments (Cost $27,933,761)	33,199,639

Receivables:
Investments sold	145,162

Dividends	73,532

Fund shares sold	12,613

Prepaid expenses	7,453

Investment for trustee deferred compensation and retirement plan	1,126

Total assets	33,439,525

Liabilities:
Payables:
Investments purchased	243,611

Accrued other operating expenses	61,689

Fund shares repurchased	40,689

Accrued fees to affiliates	14,766

Trustees’ deferred compensation and retirement plans	2,926

Total liabilities	363,681

Net assets	$33,075,844

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$28,650,055

Unrealized appreciation	5,266,044

Undistributed net investment income	35,373

Undistributed net realized gain(loss)	(875,628)

Net assets	$33,075,844

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $7,445,529 and 913,141 shares of beneficial interest issued and outstanding)	$8.15

Maximum sales charge (5.50% of offering price)	0.47

Maximum offering price to public	$8.62

Class B shares:
Net asset value and offering price per share (based on net assets of $725,887 and 89,490 shares of beneficial interest issued and outstanding)	$8.11

Class C shares:
Net asset value and offering price per share (based on net assets of $1,178,994 and 145,389 shares of beneficial interest issued and outstanding)	$8.11

Class R shares:
Net asset value and offering price per share (based on net assets of $15,318 and 1,876 shares of beneficial interest issued and outstanding)	$8.16

Class Y shares:
Net asset value and offering price per share (based on net assets of $23,710,116 and 2,902,175 shares of beneficial interest issued and outstanding)	$8.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Core Equity Fund

Statement of Operations

For the six months ended February 28, 2011 (Unaudited)

Six months ended
February 28,
2011

Investment income:
Dividends (net of foreign withholding taxes of $4,615)	$460,408

Dividends from affiliated money market funds	1,256

Total income	461,664

Expenses:
Advisory fees	115,532

Registration fees	2,979

Transfer agent fees	10,895

Distribution fees
Class A	10,838

Class B	3,381

Class C	5,320

Class R	56

Reports to shareholders	13,815

Administrative services fees	24,794

Professional fees	20,541

Custodian fees	4,602

Trustees’ and officers’ fees and benefits	6,159

Other	121

Total expenses	219,033

Less: Fees waived and/or expenses reimbursed	31,084

Net expenses	187,949

Net investment income	273,715

Realized and unrealized gain (loss):
Realized gain (loss):
Investments	2,441,619

Foreign currency transactions	871

Net realized gain (loss)	2,442,490

Unrealized appreciation (depreciation):
Beginning of the period	149,446

End of the period:
Investments	5,265,878

Foreign currency translation	166

5,266,044

Net unrealized appreciation during the period	5,116,598

Net realized and unrealized gain	7,559,088

Net increase in net assets from operations	$7,832,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Core Equity Fund

Statements of Changes in Net Assets

For the six months ended February 28, 2011, period April 1, 2010 to August 31, 2010 and the year ended March 31, 2010 (Unaudited)

	Six months ended	Five months ended	Year ended
	February 28,	August 31,	March 31,
	2011	2010	2010

From investment activities:
Operations:
Net investment income	$273,715	$179,298	$444,357

Net realized gain	2,442,490	3,116,827	129,229

Net unrealized appreciation (depreciation) during the period	5,116,598	(7,921,323)	14,399,435

Change in net assets from operations	7,832,803	(4,625,198)	14,973,021

Distributions from net investment income:
Class A	(108,138)	-0-	(99,387)

Class B	(2,403)	-0-	(4,003)

Class C	(3,967)	-0-	(4,806)

Class R	(356,070)	-0-	(656)

Class Y	(113)	-0-	(419,107)

Total distributions	(470,691)	-0-	(527,959)

Net change in net assets from investment activities	7,362,112	(4,625,198)	14,445,062

From capital transactions:
Proceeds from shares Sold	2,015,191	2,469,613	12,550,339

Net asset value of shares issued through dividend reinvestment	461,225	-0-	473,462

Cost of shares repurchased	(11,409,775)	(6,479,983)	(11,783,890)

Net change in net assets from capital transactions	(8,933,359)	(4,010,370)	1,239,911

Total increase(decrease) in net assets	(1,571,247)	(8,635,568)	15,684,973

Net assets:
Beginning of the period	34,647,091	43,282,659	27,597,686

End of the period (including undistributed net investment income of $35,373, $232,349 and $54,446, respectively)	$33,075,844	$34,647,091	$43,282,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Core Equity Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A shares
									August 27, 2007
									(Commencement of
	Six months ended		Five months ended						Operations) to
	February 28,		August 31,		Year ended March 31,				March 31,
	2011		2010		2010		2009		2008

Net asset value, beginning of the period	$6.64		$7.46		$4.97		$8.91		$10.00

Net investment income(a)	0.05		0.03		0.07		0.09		0.06

Net realized and unrealized gain (loss)	1.54		(0.85)		2.50		(4.00)		(1.01)

Total from investment operations	1.59		(0.82)		2.57		(3.91)		(0.95)

Less:
Distributions from net investment income	0.08		-0-		0.08		0.03		0.11

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.03

Total distributions	0.08		-0-		0.08		0.03		0.14

Net asset value, end of the period	$8.15		$6.64		$7.46		$4.97		$8.91

Total return*	24.08	%(b)	(10.99	)%(b)	51.84	%(c)	(43.89	)%(c)	(9.69	)%(c)**

Net assets at end of the period (000’s omitted)	$7,446		$8,697		$9,450		$4,406		$3,353

Ratio of expenses to average net assets*	1.20	%(d)	1.20	%(f)	1.20%		1.20%		1.20	%(f)

Ratio of net investment income to average net assets*	1.39	%(d)	0.96	%(f)	1.00%		1.47%		1.11	%(f)

Portfolio turnover(e)	30%		61%		48%		66%		14%

* If certain expenses had not been assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.37	%(d)	1.80	%(f)	1.64%		3.34%		4.14	%(f)

Ratio of net investment income (loss) to average net assets	1.22	%(d)	0.36	%(f)	0.56%		(0.67)%		(1.83	)%(f)

**	Non-annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,749.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than a year, if applicable.
(f)	Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Core Equity Fund

Financial Highlights—(continued)

(Unaudited)

	Class B shares
									August 27, 2007
									(Commencement of
	Six months ended		Five months ended						Operations) to
	February 28,		August 31,		Year ended March 31,				March 31,
	2011		2010		2010		2009		2008

Net asset value, beginning of the period	$6.58		$7.42		$4.95		$8.92		$10.00

Net investment income(a)	0.02		0.01		0.01		0.05		0.05

Net realized and unrealized gain (loss)	1.54		(0.85)		2.50		(4.00)		(1.01)

Total from investment operations	1.56		(0.84)		2.51		(3.95)		(0.96)

Less:
Distributions from net investment income	0.03		-0-		0.04		0.02		0.09

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.03

Total distributions	0.03		-0-		0.04		0.02		0.12

Net asset value, end of the period	$8.11		$6.58		$7.42		$4.95		$8.92

Total return*	23.72	%(b)	(11.32	)%(b)	50.69	%(c)	(44.35	)%(c)	(9.79	)%(c)(d)**

Net assets at end of the period (000’s omitted)	$726		$642		$692		$504		$161

Ratio of expenses to average net assets*	1.95	%(e)	1.95	%(g)	1.96%		1.97%		1.38	%(d)(g)

Ratio of net investment income to average net assets*	0.65	%(e)	0.23	%(g)	0.23%		0.75%		0.95	%(d)(g)

Portfolio turnover(f)	30%		61%		48%		66%		14%

* If certain expenses had not been assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.12	%(e)	2.54	%(g)	2.40%		4.13%		4.53	%(d)(g)

Ratio of net investment income (loss) to average net assets	0.48	%(e)	(0.35	)%(g)	(0.21)%		(1.41)%		(2.20	)%(d)(g)

**	Non-annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income(Loss) to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $683.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than a year, if applicable.
(g)	Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Core Equity Fund

Financial Highlights—(continued)

(Unaudited)

	Class C shares
									August 27, 2007
									(Commencement of
	Six months ended		Five months ended						Operations) to
	February 28,		August 31,		Year ended March 31,				March 31,
	2011		2010		2010		2009		2008

Net asset value, beginning of the period	$6.58		$7.42		$4.96		$8.90		$10.00

Net investment income(a)	0.02		0.01		0.01		0.05		0.04

Net realized and unrealized gain (loss)	1.54		(0.85)		2.49		(3.99)		(1.02)

Total from investment operations	1.56		(0.84)		2.50		(3.94)		(0.98)

Less:
Distributions from net investment income	0.03		-0-		0.04		-0-		0.09

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.03

Total distributions	0.03		-0-		0.04		-0-		0.12

Net asset value, end of the period	$8.11		$6.58		$7.42		$4.96		$8.90

Total return*	23.70	%(b)	(11.32	)%(b)	50.51	%(c)	(44.27	)%(c)(d)	(9.96	)%(c)(d)**

Net assets at end of the period (000’s omitted)	$1,179		$902		$949		$492		$385

Ratio of expenses to average net assets*	1.95	%(e)	1.95	%(g)	2.01%		1.90	%(d)	1.74	%(d)(g)

Ratio of net investment income to average net assets*	0.65	%(e)	0.21	%(g)	0.19%		0.74	%(d)	0.66	%(d)(g)

Portfolio turnover(f)	30%		61%		48%		66%		14%

* If certain expenses had not been assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.12	%(e)	2.55	%(g)	2.45%		4.00	%(d)	4.79	%(d)(g)

Ratio of net investment income (loss) to average net assets	0.48	%(e)	(0.39	)%(g)	(0.25)%		(1.36	)%(d)	(2.39	)%(d)(g)

**	Non-annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,074.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than a year, if applicable.
(g)	Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Core Equity Fund

Financial Highlights—(continued)

(Unaudited)

	Class R shares
									August 27, 2007
									(Commencement of
	Six months ended		Five months ended						Operations) to
	February 28,		August 31,		Year ended March 31,				March 31,
	2011		2010		2010		2009		2008

Net asset value, beginning of the period	$6.64		$7.47		$4.98		$8.91		$10.00

Net investment income(a)	0.05		0.02		0.05		0.07		0.05

Net realized and unrealized gain (loss)	1.53		(0.85)		2.51		(4.00)		(1.01)

Total from investment operations	1.58		(0.83)		2.56		(3.93)		(0.96)

Less:
Distributions from net investment income	0.06		-0-		0.07		-0-	(b)	0.10

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.03

Total distributions	0.06		-0-		0.07		-0-		0.13

Net asset value, end of the period	$8.16		$6.64		$7.47		$4.98		$8.91

Total return*	23.93	%(c)	(11.11	)%(c)	51.41	%(d)	(44.08	)%(d)	(9.80	)%(d)**

Net assets at end of the period (000’s omitted)	$15		$66		$75		$50		$89

Ratio of expenses to average net assets*	1.45	%(e)	1.45	%(g)	1.45%		1.45%		1.45	%(g)

Ratio of net investment income to average net assets*	1.34	%(e)	0.71	%(g)	0.74%		1.03%		0.85	%(g)

Portfolio turnover(f)	30%		61%		48%		66%		14%

* If certain expenses had not been assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.62	%(e)	2.05	%(g)	1.89%		4.09%		4.61	%(g)

Ratio of net investment income (loss) to average net assets	1.17	%(e)	0.11	%(g)	0.30%		(1.61)%		(2.31	)%(g)

**	Non-annualized

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $23.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than a year, if applicable.
(g)	Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Core Equity Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y sharesˆ
									August 27, 2007
									(Commencement of
	Six months ended		Five months ended						Operations) to
	February 28,		August 31,		Year ended March 31,				March 31,
	2011		2010		2010		2009		2008

Net asset value, beginning of the period	$6.66		$7.47		$4.98		$8.92		$10.00

Net investment income(a)	0.06		0.04		0.08		0.12		0.08

Net realized and unrealized gain (loss)	1.55		(0.85)		2.50		(4.02)		(1.02)

Total from investment operations	1.61		(0.81)		2.58		(3.90)		(0.94)

Less:
Distributions from net investment income	0.10		-0-		0.09		0.04		0.11

Distributions from net realized gain	-0-		-0-		-0-		0		0.03

Total distributions	0.10		-0-		0.09		0.04		0.14

Net asset value, end of the period	$8.17		$6.66		$7.47		$4.98		$8.92

Total return*	24.31	%(b)	(10.84	)%(b)	52.01	%(c)	(43.75	)%(c)	(9.57	)%(c)**

Net assets at end of the period (000’s omitted)	$23,710		$24,340		$32,117		$22,146		$8,692

Ratio of expenses to average net assets*	0.95	%(d)	0.95	%(f)	0.95%		0.95%		0.95	%(f)

Ratio of net investment income to average net assets*	1.65	%(d)	1.19	%(f)	1.25%		2.02%		1.35	%(f)

Portfolio turnover(e)	30%		61%		48%		66%		14%

* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.12	%(d)	1.53	%(f)	1.39%		2.44%		4.11	%(f)

Ratio of net investment income (loss) to average net assets	1.48	%(d)	0.61	%(f)	0.81%		0.53%		(1.81	)%(f)

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $25,315.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than a year, if applicable.
(f)	Annualized
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized to Class Y shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Core Equity Fund

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Core Equity Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Core Equity Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (The “Reorganization Date”) through the transfer of all its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C, Class R and Class I shares received Class A, Class B, Class C, Class R and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek capital growth and income.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class R and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R and Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

16        Invesco Van Kampen Core Equity Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of

17        Invesco Van Kampen Core Equity Fund

the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.65%

Next $1.5 billion	0.60%

Over $2.5 billion	0.55%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 1.20%, 1.95%, 1.95%, 1.45% and 0.95% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees $31,084.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $2,207 in front-end sales commissions from the sale of Class A shares and $0, $820 and $251 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. For the period June 1, 2010 to August 31, 2010, IDI advised the Fund that IDI retained $646 in front-end sales commissions from the sale of Class A shares and $0, $702 and $54 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

18        Invesco Van Kampen Core Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$30,291,783	$2,907,856	$—	$33,199,639

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $784 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$3,306,064

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

19        Invesco Van Kampen Core Equity Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $9,895,867 and $18,303,547, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,386,369

Aggregate unrealized (depreciation) of investment securities	(132,545)

Net unrealized appreciation of investment securities	$5,253,824

Cost of investments for tax purposes is $27,945,815.

NOTE 8—Share Information

	For the				For the				For the
	Six months ended				Five months ended				year ended
	February 28, 2011(a)				August 31, 2010				March 31, 2010
	Shares		Value		Shares		Value		Shares	Value

Sales:
Class A	167,183	(b)	$1,276,506	(b)	170,238	(c)	$1,227,440	(c)	843,375	$5,213,461

Class B	10,724		81,848		20,992		149,606		71,384	466,217

Class C	18,948		140,198		17,604		131,855		61,559	417,348

Class R	129		1,000		-0-		-0-		-0-	-0-

Class Y	69,531		515,639		133,592		960,712		1,017,248	6,453,313

Total sales	266,515		$2,015,191		342,426		$2,469,613		1,993,566	$12,550,339

Dividend reinvestment:
Class A	13,424		$102,555		-0-		$-0-		13,393	$93,480

Class B	309		2,354		-0-		-0-		512	3,564

Class C	350		2,661		-0-		-0-		505	3,513

Class R	-0-		-0-		-0-		-0-		-0-	-0-

Class Y	46,229		353,655		-0-		-0-		53,349	372,905

Total dividend reinvestment	60,312		$461,225		-0-		$-0-		67,759	$473,462

Repurchases:
Class A	(578,023)		$(4,453,931)		(127,084)		$(906,215)		(475,278)	$(3,126,163)

Class B	(19,080	)(b)	(142,032	)(b)	(16,763	)(c)	(115,613	)(c)	(80,299)	(539,261)

Class C	(11,034)		(81,556)		(8,455)		(60,874)		(33,342)	(208,105)

Class R	(8,253)		(59,500)		-0-		-0-		-0-	-0-

Class Y	(869,381)		(6,672,756)		(775,606)		(5,397,281)		(1,219,233)	(7,910,361)

Total repurchases	(1,485,771)		$(11,409,775)		(927,908)		$(6,479,983)		(1,808,152)	$(11,783,890)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, less than 1% of the outstanding shares of the Fund are owned by Invesco or an investment advisor under common control with Invesco.
(b)	Includes automatic conversion of 4,088 Class B shares into 4,053 Class A shares at a value of $30,193.
(c)	Includes automatic conversion of 1,176 Class B shares into 1,167 Class A shares at a value of $7,981.

NOTE 9—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Diversified Dividend Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

20        Invesco Van Kampen Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,240.80	$6.65	$1,018.86	$5.99	1.20%

B	1,000.00	1,237.20	10.80	1,015.14	9.72	1.95

C	1,000.00	1,237.00	10.80	1,015.14	9.73	1.95

R	1,000.00	1,239.30	8.03	1,017.62	7.23	1.45

Y	1,000.00	1,243.10	5.27	1,020.10	4.74	0.95

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21        Invesco Van Kampen Core Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CEQ-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Equity and Income Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: ACEIX ▪ B: ACEQX ▪ C: ACERX ▪ R: ACESX ▪ Y: ACETX ▪ Institutional: ACEKX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

15	Financial Statements

17	Notes to Financial Statements

25	Financial Highlights

27	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	21.33%

Class B Shares	21.08

Class C Shares	20.78

Class R Shares	20.94

Class Y Shares	21.31

Institutional Class Shares	21.45

Russell 1000 Value Index▼ (Broad Market Index)	26.30

Barclays Capital U.S. Government/Credit Index▼ (Style-Specific Index)	-1.61

▼	Lipper Inc.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Barclays Capital U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Equity and Income Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (8/3/60)		10.33%

10	Years	5.10

5	Years	3.48

1	Year	10.87

Class B Shares

Inception (5/1/92)		9.79%

10	Years	5.20

5	Years	4.03

1	Year	12.10

Class C Shares

Inception (7/6/93)		9.07%

10	Years	4.91

5	Years	3.89

1	Year	15.33

Class R Shares

Inception (10/1/02)		8.03%

5	Years	4.37

1	Year	16.86

Class Y Shares

Inception (12/22/04)		5.65%

5	Years	4.91

1	Year	17.50

Institutional Class Shares

10	Years	5.73%

5	Years	4.71

1	Year	17.71
Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Equity and Income Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (8/3/60)		10.25%

10	Years	4.23

5	Years	2.76

1	Year	6.26

Class B Shares

Inception (5/1/92)		9.57%

10	Years	4.29

5	Years	3.31

1	Year	7.31

Class C Shares

Inception (7/6/93)		8.84%

10	Years	4.05

5	Years	3.17

1	Year	10.59

Class R Shares

Inception (10/1/02)		7.53%

5	Years	3.67

1	Year	12.06

Class Y Shares

Inception (12/22/04)		4.90%

5	Years	4.18

1	Year	12.67

Institutional Class Shares

10	Years	4.84%

5	Years	3.98

1	Year	12.61
be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 0.78%, 0.91%, 1.52%, 1.03%, 0.53% and 0.45%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Van Kampen Equity and Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
      As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us. Sincerely,
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Equity and Income Fund

Schedule of Investments

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.95%(a)
Air Freight & Logistics–0.32%
FedEx Corp.	422,021	$37,990,330

Asset Management & Custody Banks–0.65%
State Street Corp.	1,744,973	78,035,193

Automobile Manufacturers–0.64%
Ford Motor Co.(b)	2,512,191	37,808,475

General Motors Co.(b)	1,164,418	39,042,935

		76,851,410

Cable & Satellite–2.28%
Comcast Corp., Class A	6,221,134	160,256,412

Time Warner Cable, Inc.	1,573,948	113,607,567

		273,863,979

Communications Equipment–0.59%
Cisco Systems, Inc.	3,818,234	70,866,423

Computer Hardware–1.89%
Dell, Inc.(b)	6,634,432	105,023,058

Hewlett-Packard Co.	2,811,325	122,658,110

		227,681,168

Consumer Electronics–0.76%
Sony Corp.–ADR (Japan)	2,488,117	91,662,230

Data Processing & Outsourced Services–0.81%
Western Union Co.	4,412,938	97,040,507

Diversified Banks–1.07%
U.S. Bancorp	1,861,296	51,613,738

Wells Fargo & Co.	2,390,434	77,115,401

		128,729,139

Diversified Chemicals–1.24%
Dow Chemical Co. (The)	1,991,817	74,015,920

PPG Industries, Inc.	857,054	75,746,432

		149,762,352

Diversified Support Services–0.35%
Cintas Corp.	1,482,620	41,691,274

Drug Retail–1.01%
Walgreen Co.	2,817,021	122,089,690

Electric Utilities–2.48%
American Electric Power Co., Inc.	4,312,110	154,287,296

Edison International	1,225,797	45,501,585

Entergy Corp.	631,578	44,968,354

FirstEnergy Corp.	1,390,065	53,239,489

		297,996,724

Food Distributors–0.67%
Sysco Corp.	2,905,219	80,736,036

Health Care Distributors–0.47%
Cardinal Health, Inc.	1,348,587	56,155,163

Health Care Equipment–0.62%
Covidien PLC (Ireland)	558,653	28,742,697

Medtronic, Inc.	1,149,412	45,884,527

		74,627,224

Home Improvement Retail–0.95%
Home Depot, Inc. (The)	3,055,243	114,479,955

Household Products–1.43%
Energizer Holdings, Inc.(b)	220,485	14,735,013

Procter & Gamble Co. (The)	2,486,167	156,752,829

		171,487,842

Human Resource & Employment Services–0.78%
Manpower, Inc.	833,385	52,919,947

Robert Half International, Inc.	1,290,453	41,165,451

		94,085,398

Industrial Conglomerates–4.04%
General Electric Co.	15,544,206	325,184,789

Tyco International Ltd.	3,539,587	160,484,875

		485,669,664

Industrial Machinery–0.98%
Dover Corp.	556,023	35,724,478

Ingersoll-Rand PLC (Ireland)	1,810,478	82,014,653

		117,739,131

Insurance Brokers–1.89%
Marsh & McLennan Cos., Inc.	7,459,323	227,061,792

Integrated Oil & Gas–5.61%
ConocoPhillips	777,803	60,567,520

Exxon Mobil Corp.	1,114,197	95,297,269

Hess Corp.	1,670,222	145,359,421

Occidental Petroleum Corp.	2,019,951	205,974,403

Royal Dutch Shell PLC–ADR (United Kingdom)	2,311,176	166,982,466

		674,181,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Equity and Income Fund

	Shares	Value

Integrated Telecommunication Services–0.72%
Verizon Communications, Inc.	2,341,413	$86,444,968

Internet Software & Services–2.21%
eBay, Inc.(b)	5,397,443	180,841,328

Yahoo!, Inc.(b)	5,169,091	84,773,092

		265,614,420

Investment Banking & Brokerage–2.03%
Charles Schwab Corp. (The)	6,434,529	122,063,015

Morgan Stanley	4,094,475	121,524,018

		243,587,033

IT Consulting & Other Services–0.61%
Amdocs Ltd.(b)	2,462,248	73,473,480

Life & Health Insurance–0.57%
Principal Financial Group, Inc.	2,005,053	68,693,116

Managed Health Care–1.31%
UnitedHealth Group, Inc.	3,709,173	157,936,586

Movies & Entertainment–2.74%
Time Warner, Inc.	3,575,832	136,596,782

Viacom, Inc., Class B	4,330,897	193,417,860

		330,014,642

Office Services & Supplies–0.56%
Avery Dennison Corp.	1,680,616	67,090,191

Oil & Gas Equipment & Services–1.59%
Baker Hughes, Inc.	250,877	17,824,811

Cameron International Corp.(b)	597,182	35,311,372

Schlumberger Ltd.	1,473,505	137,654,837

		190,791,020

Oil & Gas Exploration & Production–2.71%
Anadarko Petroleum Corp.	2,301,913	188,365,541

Devon Energy Corp.	1,042,203	95,299,042

Noble Energy, Inc.	461,747	42,785,477

		326,450,060

Oil & Gas Storage & Transportation–0.34%
Williams Cos., Inc. (The)	1,349,852	40,981,507

Other Diversified Financial Services–5.36%
Bank of America Corp.	10,990,027	157,047,486

Citigroup, Inc.	21,660,313	101,370,265

JPMorgan Chase & Co.	8,268,858	386,072,980

		644,490,731

Packaged Foods & Meats–1.61%
Kraft Foods, Inc., Class A	3,269,746	104,108,713

Unilever N.V.–New York Shares (Netherlands)	2,954,445	89,342,417

		193,451,130

Personal Products–1.02%
Avon Products, Inc.	4,425,094	123,061,864

Pharmaceuticals–3.70%
Abbott Laboratories	1,060,995	51,033,859

Bristol-Myers Squibb Co.	4,324,965	111,627,347

Merck & Co., Inc.	1,844,441	60,073,443

Pfizer, Inc.	9,031,782	173,771,486

Roche Holding AG–ADR (Switzerland)	1,293,632	48,748,711

		445,254,846

Property & Casualty Insurance–0.45%
Chubb Corp. (The)	897,399	54,454,171

Regional Banks–2.19%
BB&T Corp.	1,680,024	46,368,662

Fifth Third Bancorp	2,968,128	43,334,669

PNC Financial Services Group, Inc.	2,263,612	139,664,860

Regions Financial Corp.	4,446,029	33,967,662

		263,335,853

Semiconductors–0.61%
Intel Corp.	3,393,920	72,867,462

Soft Drinks–0.76%
Coca-Cola Co. (The)	845,824	54,065,070

Coca-Cola Enterprises, Inc.	1,428,223	37,562,265

		91,627,335

Specialty Chemicals–0.34%
LyondellBasell Industries N.V., Class A (Netherlands)(b)	1,075,311	40,947,843

Systems Software–0.86%
Microsoft Corp.	3,898,541	103,623,220

Wireless Telecommunication Services–1.13%
Vodafone Group PLC–ADR (United Kingdom)	4,734,146	135,491,259

Total Common Stocks & Other Equity Interests (Cost $6,685,060,971)		7,810,166,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Bonds & Notes–22.11%
Advertising–0.59%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Putable Notes, 4.25%, 03/15/12	$37,739,000	$45,098,105

4.75%, 03/15/13	17,229,000	22,354,628

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,125,000	3,636,797

		71,089,530

Aerospace & Defense–0.02%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	2,610,000	2,499,324

Agricultural Products–0.05%
Corn Products International, Inc., Sr. Unsec. Notes,
4.63%, 11/01/20	1,875,000	1,854,675

6.63%, 04/15/37	3,530,000	3,691,177

		5,545,852

Airlines–0.06%
Continental Airlines, Inc.–Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	4,355,000	4,341,391

Delta Air Lines, Inc.–Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	3,162,535	3,370,076

		7,711,467

Application Software–0.18%
Cadence Design Systems, Inc.–Series B, Sr. Unsec. Conv. Global Notes, 1.50%, 12/15/13	22,000,000	21,285,000

Asset Management & Custody Banks–0.43%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.95%, 08/15/13	39,246,000	45,721,590

Janus Capital Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/15/14	5,368,000	6,582,510

		52,304,100

Auto Parts & Equipment–0.63%
Borg Warner Automotive, Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/15/12	31,810,000	76,105,425

Automotive Retail–0.15%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	8,520,000	8,956,650

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	5,245,000	5,872,117

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	3,460,000	3,429,554

		18,258,321

Biotechnology–1.44%
Cephalon, Inc., Sr. Unsec. Conv. Sub. Notes, 2.50%, 05/01/14	44,388,000	49,048,740

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.63%, 01/15/16	42,972,000	42,864,570

Gilead Sciences, Inc., Sr. Conv. Notes, 1.63%, 05/01/16(c)	75,120,000	81,505,200

		173,418,510

Brewers–0.15%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 04/15/15	5,510,000	5,745,898

Sr. Unsec. Gtd. Notes, 7.20%, 01/15/14(c)	4,705,000	5,380,021

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	6,815,000	7,249,329

		18,375,248

Broadcasting–0.05%
Cox Communications, Inc., Deb., 7.25%, 11/15/15	5,000,000	5,845,750

Cable & Satellite–0.21%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	4,535,000	4,974,580

Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	2,000,000	2,072,876

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	6,540,000	7,226,700

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	3,855,000	4,858,645

Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	6,500,000	6,158,822

		25,291,623

Casinos & Gaming–0.84%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	46,844,000	53,636,380

MGM Resorts International, Sr. Unsec. Gtd. Conv. Pfd. Notes, 4.25%, 04/15/15(c)	43,077,000	47,277,008

		100,913,388

Communications Equipment–1.17%
Alcatel-Lucent USA, Inc.–Series B, Sr. Unsec. Gtd. Conv. Putable Notes, 2.88%, 06/15/13	76,524,000	74,802,210

Ciena Corp., Sr. Unsec. Conv. Notes, 0.25%, 05/01/13	25,049,000	25,362,112

JDS Uniphase Corp., Sr. Unsec. Conv. Putable Notes, 1.00%, 05/15/13(c)	34,000,000	38,420,000

Juniper Networks, Inc., Sr. Unsec. Notes, 4.60%, 03/15/2021	1,545,000	1,543,007

		140,127,329

Computer Storage & Peripherals–0.78%
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	94,995,000	93,451,331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Construction & Farm Machinery & Heavy Trucks–0.12%
Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	$10,546,000	$14,790,765

Construction Materials–0.53%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Pfd. Notes, 4.88%, 03/15/15(c)	60,100,000	61,527,375

Holcim U.S. Finance Sarl & Cie SCS (Luxembourg), Unsec. Gtd. Notes, 6.00%, 12/30/19(c)	1,885,000	1,978,719

		63,506,094

Consumer Finance–0.19%
American Express Co., Sr. Unsec. Notes, 8.13%, 05/20/19	3,380,000	4,220,059

American Express Credit Corp.–Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	7,075,000	7,978,370

Capital One Bank USA N.A., Sub. Notes, 8.80%, 07/15/19	8,625,000	10,932,404

		23,130,833

Department Stores–0.03%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	3,775,000	3,907,125

Diversified Banks–1.43%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 3.88%, 11/10/14(c)	4,645,000	4,637,740

Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	11,500,000	11,812,586

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	5,955,000	6,088,778

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	8,290,000	9,351,906

Unsec. Sub. Global Notes, 5.14%, 10/14/20	4,500,000	4,375,912

Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 5.00%, 10/15/19(c)	6,095,000	6,296,816

Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	1,775,000	1,798,197

Unsec. Sub. Global Notes, 6.00%, 02/15/18	1,647,000	1,761,451

Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(c)	6,290,000	6,263,582

HBOS PLC (United Kingdom)–Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(c)	8,310,000	7,852,925

HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20(c)	6,615,000	6,423,694

HSBC Finance Corp, Sr. Unsec. Sub. Notes, 6.68%, 01/15/21(c)	828,000	871,217

HSBC Finance Corp., Sr. Unsec. Global Notes,
6.75%, 05/15/11	4,430,000	4,483,190

6.38%, 10/15/11	6,316,000	6,538,494

ING Bank N.V. (Netherlands), Sr. Notes, 2.00%, 10/18/13(c)	4,500,000	4,433,242

Korea Development Bank (South Korea), Sr. Unsec. Gtd. Global Notes, 4.38%, 08/10/15	3,360,000	3,448,599

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	8,745,000	8,901,782

Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(c)	1,360,000	1,355,383

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	3,250,000	3,372,133

Nordea Bank AB (Sweden), Sr. Notes, 4.88%, 01/27/20(c)	4,395,000	4,481,774

Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Notes, 4.75%, 01/15/20(c)	8,895,000	9,132,944

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	7,480,000	7,717,632

Santander US Debt SA Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	3,200,000	3,089,120

Societe Generale (France), Sr. Unsec. Notes, 2.50%, 01/15/14(c)	10,700,000	10,650,287

Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(c)	2,310,000	2,516,963

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	3,730,000	3,829,814

U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	7,955,000	8,081,018

U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20	7,200,000	7,372,274

Wells Fargo & Co., Sr. Unsec. Notes, 5.63%, 12/11/17	7,880,000	8,729,393

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	6,465,000	6,545,627

		172,214,473

Diversified Capital Markets–0.09%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	3,630,000	3,820,703

UBS AG (Switzerland), Sr. Unsec. Global Deposit Notes, 3.88%, 01/15/15	1,435,000	1,477,131

Sr. Unsec. Gtd. Medium-Term Notes, 5.88%, 12/20/17	5,100,000	5,635,208

		10,933,042

Diversified Metals & Mining–0.16%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	3,085,000	4,104,503

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	5,365,000	5,946,767

Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	5,115,000	6,764,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Diversified Metals & Mining–(continued)

Southern Copper Corp., Sr. Unsec. Global Notes,
5.38%, 04/16/20	$1,145,000	$1,201,859

6.75%, 04/16/40	1,655,000	1,721,611

		19,739,289

Drug Retail–0.07%
CVS Caremark Corp., Sec. Global Pass-Through Ctfs., 6.04%, 12/10/28	7,487,329	7,847,409

Electric Utilities–0.09%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(c)	2,100,000	2,159,807

Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(c)	6,605,000	6,643,756

Iberdola Finance Ireland Ltd. (Ireland), Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	2,100,000	2,109,058

		10,912,621

Electronic Components–0.02%
Corning, Inc., Sr. Unsec. Notes,
6.63%, 05/15/19	715,000	826,907

7.25%, 08/15/36	1,160,000	1,322,473

		2,149,380

Environmental & Facilities Services–0.05%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	5,555,000	6,009,836

Food Retail–0.20%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	3,780,000	4,135,794

Kroger Co., Sr. Unsec. Gtd. Global Notes, 6.90%, 04/15/38	1,000,000	1,138,670

Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	8,710,000	8,314,309

Wrigley (Wm.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11(c)	10,705,000	10,715,915

		24,304,688

General Merchandise Stores–0.05%
Family Dollar Stores Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	5,630,000	5,561,360

Gold–0.09%
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	10,890,000	10,426,627

Health Care Equipment–0.30%
Boston Scientific Corp., Sr. Unsec. Notes, 5.45%, 06/15/14	5,896,000	6,312,265

CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	4,650,000	4,828,781

Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	22,076,000	24,863,095

		36,004,141

Health Care Facilities–0.40%
Lifepoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	46,059,000	48,649,819

Health Care Services–0.42%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	13,930,000	14,644,180

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	3,175,000	3,158,152

Omnicare Inc., Sr. Conv. Sub. Notes, 3.75%, 12/15/25	14,335,000	17,918,750

Series OCR, Sr. Unsec. Gtd. Conv. Putable Deb., 3.25%, 12/15/15	16,126,000	14,956,865

		50,677,947

Home Improvement Retail–0.04%
Home Depot, Inc., Sr. Unsec. Global Notes, 5.88%, 12/16/36	4,560,000	4,612,704

Hotels, Resorts & Cruise Lines–0.45%
Gaylord Entertainment Co., Sr. Gtd. Conv. Notes, 3.75%, 10/01/14(c)	31,562,000	46,632,855

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	7,620,000	7,629,525

		54,262,380

Hypermarkets & Super Centers–0.01%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	710,000	816,799

Independent Power Producers & Energy Traders–0.01%
Indianapolis Power & Light Co., Sr. Sec. Notes, 6.30%, 07/01/13(c)	1,330,000	1,450,691

Industrial Conglomerates–0.77%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.63%, 05/01/18	9,325,000	10,165,654

5.88%, 01/14/38	2,775,000	2,779,030

Series G, Sr. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	46,300,000	47,887,901

General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	4,265,000	4,687,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Industrial Conglomerates–(continued)

NBC Universal Media LLC, Sr. Unsec. Notes,
2.10%, 04/01/14(c)	$3,055,000	$3,040,050

5.95%, 04/01/41(c)	3,015,000	3,027,905

Textron Inc., Sr. Unsec. Conv. Notes, 4.50%, 05/01/13	9,876,000	21,146,985

		92,735,054

Integrated Oil & Gas–0.04%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	3,250,000	3,149,821

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,920,000	1,977,279

		5,127,100

Integrated Telecommunication Services–0.26%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	61,000	77,568

AT&T, Inc., Sr. Unsec. Global Notes, 6.15%, 09/15/34	3,610,000	3,661,717

Sr. Unsec. Notes, 5.35%, 09/01/40(c)	2,044,000	1,865,036

Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	2,485,000	3,261,173

NBC Universal Media LLC, Sr. Unsec. Notes, 5.15%, 04/30/20(c)	3,280,000	3,399,132

Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes,
7.00%, 06/04/18	6,160,000	6,658,145

7.18%, 06/18/19	3,260,000	3,547,210

Verizon Communications, Inc., Sr. Unsec. Global Notes,
6.35%, 04/01/19	3,930,000	4,513,781

8.95%, 03/01/39	3,435,000	4,785,426

		31,769,188

Internet Retail–0.06%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	6,935,000	7,053,585

Investment Banking & Brokerage–1.30%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,675,000	7,799,172

Goldman Sachs Group Inc. (The), Sr. Unsec. Conv. Medium-Term Notes, 1.00%, 03/15/17(c)	61,461,000	61,501,564

Sr. Unsec. Global Notes, 6.15%, 04/01/18	15,465,000	16,920,343

Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,475,000	4,580,165

Jefferies Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.88%, 11/01/17	28,657,500	29,696,334

Sr. Unsec. Notes, 6.88%, 04/15/21	5,970,000	6,422,481

MF Global Holdings Ltd., Sr. Unsec. Conv. Notes, 1.88%, 02/01/16	5,950,000	6,284,688

Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	11,695,000	11,926,943

Sr. Unsec. Notes,
3.45%, 11/02/15	9,000,000	8,866,457

5.75%, 01/25/21	2,695,000	2,775,008

		156,773,155

Life & Health Insurance–0.22%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,000,000	3,116,740

MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	3,035,000	3,115,236

Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	3,070,000	3,605,353

Nationwide Financial Services, Sr. Unsec. Notes, 6.25%, 11/15/11	3,155,000	3,271,208

Pacific LifeCorp., Sr. Notes, 6.00%, 02/10/20(c)	3,350,000	3,558,716

Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	4,910,000	5,269,597

6.63%, 12/01/37	3,395,000	3,789,397

Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	365,000	434,823

		26,161,070

Life Sciences Tools & Services–0.44%
Life Technologies Corp., Sr. Unsec. Conv. Putable Notes, 1.50%, 02/15/12	45,000,000	52,537,500

Managed Health Care–0.12%
Aetna, Inc., Sr. Unsec. Notes, 3.95%, 09/01/20	8,940,000	8,654,405

WellPoint, Inc., Sr. Unsec. Notes, 4.35%, 08/15/20	5,460,000	5,474,375

		14,128,780

Movies & Entertainment–0.69%
Liberty Media LLC, Sr. Unsec. Conv. Putable Notes, 3.13%, 03/30/13	64,249,000	79,508,138

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,595,000	2,912,826

		82,420,964

Multi-Line Insurance–0.06%
AIG SunAmerica Global Financing VI, Sr. Sec. Notes, 6.30%, 05/10/11(c)	1,775,000	1,795,412

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,785,000	5,000,094

		6,795,506

Multi-Utilities–0.02%
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	2,040,000	2,350,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Office REIT’s–0.04%
Digital Realty Trust LP, Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	$5,075,000	$5,245,811

Oil & Gas Equipment & Services–0.21%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.25%, 12/15/12	25,155,000	25,123,556

Oil & Gas Exploration & Production–0.05%
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	5,545,000	5,607,941

Oil & Gas Storage & Transportation–0.12%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	2,325,000	2,414,252

Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	4,310,000	4,892,142

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	2,245,000	2,644,319

Texas Eastern Transmission LP, Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	4,517,530

		14,468,243

Other Diversified Financial Services–1.37%
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	2,575,000	2,746,291

Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	15,855,000	16,763,742

Bear Stearns Cos. LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	7,950,000	9,368,173

Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	18,400,000	18,740,706

Citigroup Funding Inc., Unsec. Gtd. Global Notes, 2.25%, 12/10/12	69,000,000	70,849,083

Citigroup Inc., Sr. Unsec. Global Notes,
6.13%, 11/21/17	11,285,000	12,404,622

8.50%, 05/22/19	4,075,000	5,067,761

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(c)	4,455,000	4,560,896

Unsec. Gtd. Notes, 5.80%, 10/15/12(c)	1,195,000	1,275,353

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	5,520,000	5,412,974

Sr. Unsec. Notes, 6.00%, 01/15/18	7,335,000	8,160,117

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	8,375,000	9,410,487

		164,760,205

Packaged Foods & Meats–0.15%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(c)	4,480,000	4,435,910

Kraft Foods Inc., Sr. Unsec. Global Notes,
5.38%, 02/10/20	2,150,000	2,291,495

7.00%, 08/11/37	7,025,000	7,980,421

6.88%, 02/01/38	842,000	948,217

Sr. Unsec. Notes, 6.88%, 01/26/39	2,030,000	2,286,656

		17,942,699

Pharmaceuticals–0.72%
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	28,137,000	37,422,210

Mylan Labs Inc., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 03/15/12	43,618,000	49,288,340

		86,710,550

Property & Casualty Insurance–0.02%
Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	2,905,000	2,814,457

Railroads–0.07%
CSX Corp., Sr. Unsec. Global Notes,
6.75%, 03/15/11	5,000,000	5,011,439

6.15%, 05/01/37	1,710,000	1,838,207

Sr. Unsec. Notes, 5.50%, 04/15/41	1,000,000	982,671

		7,832,317

Real Estate Management & Development–0.01%
Brookfield Asset Management, Inc. (Canada), Sr. Unsec. Notes, 7.13%, 06/15/12	1,330,000	1,406,100

Regional Banks–0.22%
Key Bank NA, Sr. Unsec. Gtd. Global Notes, 3.20%, 06/15/12	7,500,000	7,770,468

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	8,640,000	9,000,694

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	5,185,000	5,492,951

Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	3,555,000	4,155,035

		26,419,148

Restaurants–0.05%
Yum! Brands, Inc., Sr. Unsec. Global Bonds, 6.25%, 03/15/18	1,130,000	1,278,899

Sr. Unsec. Notes, 5.30%, 09/15/19	4,215,000	4,506,593

		5,785,492

Retail REIT’s–0.04%
WEA Finance LLC, Sr. Unsec. Gtd. Notes, 6.75%, 09/02/19(c)	4,725,000	5,406,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Semiconductors–1.20%
Linear Technologies Corp., Sr. Unsec. Conv. Putable Notes, 3.00%, 05/01/14(c)	$36,420,000	$39,834,375

Micron Technology, Inc., Sr. Unsec. Conv. Notes, 1.88%, 06/01/14	51,757,000	55,638,775

Xilinx, Inc., Jr. Unsec. Conv. Sub. Notes, 3.13%, 03/15/37(c)	40,978,000	48,405,262

		143,878,412

Sovereign Debt–0.22%
Brazilian Government (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,195,000	18,162,692

Republic of Italy (Italy), Sr. Unsec. Global Notes, 6.88%, 09/27/23	6,235,000	6,975,820

Republic of Peru (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	1,615,000	1,921,446

		27,059,958

Specialized Finance–0.32%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Conv. Notes, 2.50%, 08/15/13	33,536,000	33,619,840

Sr. Unsec. Notes, 5.55%, 01/15/20	4,325,000	4,354,049

		37,973,889

Specialized REIT’s–0.05%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	5,885,000	5,793,047

Steel–0.72%
Allegheny Technologies Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/01/14	33,735,000	59,162,756

ArcelorMittal (Luxembourg), Class A, Sr. Unsec. Medium-Term Global Notes,
5.50%, 03/01/21	1,190,000	1,182,348

6.75%, 03/01/41	1,190,000	1,180,194

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	6,840,000	8,803,841

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 3.75%, 08/05/15	8,330,000	8,421,908

Vale Overseas Ltd. (Brazil),Sr. Unsec. Gtd. Global Notes,
5.63%, 09/15/19	3,570,000	3,797,053

6.88%, 11/10/39	3,725,000	4,042,156

		86,590,256

Systems Software–0.55%
Symantec Corp.–Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	54,340,000	65,683,475

Thrifts & Mortgage Finance–0.08%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	8,927,000	9,775,065

Trucking–0.03%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	3,600,000	3,665,277

Wireless Telecommunication Services–0.39%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,705,000	1,780,448

Sr. Unsec. Notes, 4.50%, 01/15/18	4,500,000	4,463,476

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Unsec. Gtd. Conv. Pfd. Putable Notes, 8.25%, 12/01/17(c)	10,100,000	10,756,500

SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	25,849,000	29,758,661

		46,759,085

Total Bonds & Notes (Cost $2,360,815,561)		2,658,684,359

U.S. Treasury Securities–5.84%
U.S. Treasury Notes–5.02%
1.75%, 08/15/12	4,080,000	4,156,819

1.38%, 09/15/12	21,200,000	21,483,219

1.50%, 12/31/13	25,000,000	25,289,062

1.75%, 03/31/14	9,500,000	9,657,344

2.63%, 07/31/14	95,125,000	99,123,222

2.38%, 10/31/14	225,565,000	232,543,417

2.13%, 11/30/14	75,435,000	77,037,994

2.25%, 01/31/15	19,180,000	19,641,519

3.75%, 11/15/18	34,000,000	35,880,625

3.63%, 08/15/19	56,760,000	58,897,369

3.38%, 11/15/19	20,000,000	20,281,250

		603,991,840

U.S. Treasury Bonds–0.79%
8.00%, 11/15/21	3,557,000	4,993,694

6.13%, 11/15/27	19,000,000	23,619,375

3.50%, 02/15/39	30,000,000	25,228,125

4.25%, 05/15/39	9,700,000	9,334,734

4.38%, 11/15/39	13,000,000	12,762,344

4.63%, 02/15/40	17,900,000	18,308,344

		94,246,616

U.S. Treasury Bills–0.03%
0.17%, 04/28/11	3,500,000	3,499,060

Total U.S. Treasury Securities (Cost $692,677,766)		701,737,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Equity and Income Fund

	Shares	Value

Preferred Stocks–2.21%
Agricultural Products–0.37%
Archer-Daniels-Midland Co., Unsec. Conv. Pfd.	832,350	$38,363,012

Nielsen Holdings N.V. (Netherlands), Sub. Conv. Pfd.	106,910	5,926,823

		44,289,835

Health Care Facilities–0.24%
HealthSouth Corp.–Series A, Conv. Pfd.	27,000	28,491,750

Health Care Services–0.13%
Omnicare Capital Trust II–Series B, Sub. Gtd. Conv. Pfd.	356,855	15,719,463

Household Appliances–0.18%
Stanley Black & Decker, Conv. Pfd.	180,400	21,213,236

Multi-Utilities–0.38%
CenterPoint Energy, Inc., Variable Conv. Pfd.	1,300,669	46,342,836

Oil & Gas Storage & Transportation–0.32%
El Paso Energy Capital Trust I, Sub. Conv. Pfd	875,900	38,416,974

Regional Banks–0.40%
KeyCorp–Series A, Conv. Pfd.	427,098	47,890,499

Trucking–0.19%
2010 Swift Mandatory Common Exchange Security Trust, Conv. Pfd.(c)	1,674,700	23,353,691

Total Preferred Stocks (Cost $232,972,470)		265,718,284

	Principal
	Amount	Value

U.S. Government Sponsored Agency Securities–1.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.59%
Federal Home Loan Mortgage Corp., Sr. Unsec. Global Bonds, 6.75%, 03/15/31	7,000,000	8,949,879

Sr. Unsec. Global Notes, 3.00%, 07/28/14	23,700,000	24,844,693

Unsec. Global Notes, 4.88%, 06/13/18	33,000,000	36,807,167

		70,601,739

Federal National Mortgage Association (FNMA)–0.41%
Federal National Mortgage Association, Sr. Unsec. Global Bonds, 6.63%, 11/15/30	$5,970,000	$7,505,255

Sr. Unsec. Global Notes, 4.38%, 10/15/15	37,970,000	41,568,463

		49,073,718

Total U.S. Government Sponsored Agency Securities (Cost $119,025,799)		119,675,457

Municipal Obligations–0.11%
California (State of); Series 2009, Unlimited Tax GO Bonds, 5.95%, 04/01/16	2,390,000	2,570,756

Georgia (State of) Municipal Electric Authority Series 2010, Build America RB, 6.66%, 04/01/57	4,980,000	4,958,337

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	2,600,000	2,620,800

Texas (State of) Transportation Commission Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26	3,360,000	3,324,149

Total Municipal Obligations (Cost $13,402,622)		13,474,042

Asset-Backed Securities–0.06%
ARI Fleet Lease Trust–Series 2010 A, Floating Rate Pass Through Ctfs., 1.72%, 08/15/18(c)	2,300,640	2,318,487

GE Dealer Floorplan Master Note Trust–Series 2009 2A, Floating Rate Pass Through Ctfs., 1.81%, 10/20/14(c)	5,075,000	5,148,655

Total Asset-Backed Securities (Cost $7,375,640)		7,467,142

	Shares	Value

Money Market Funds–3.48%
Liquid Assets Portfolio–Institutional Class(d)	209,436,350	$209,436,350

Premier Portfolio–Institutional Class(d)	209,436,350	209,436,350

Total Money Market Funds (Cost $418,872,700)		418,872,700

TOTAL INVESTMENTS–99.76% (Cost $10,530,203,529)		11,995,795,940

OTHER ASSETS LESS LIABILITIES–0.24%		28,715,091

NET ASSETS–100.00%		$12,024,511,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Equity and Income Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $635,472,982, which represented 5.28% of the Fund’s net assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on net assets

Common Stocks & Other Equity Interests	65.0%

U.S. Dollar Denominated Bonds & Notes	22.1

U.S. Treasury Securities	5.8

Preferred Stocks	2.2

U.S. Government Sponsored Agency Securities	1.0

Asset-Backed Securities	0.1

Municipal Obligations	0.1

Money Market Funds Plus Other Assets Less Liabilities	3.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Equity and Income Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $10,111,330,829)	$11,576,923,240

Investments in affiliated money market funds, at value and cost	418,872,700

Total investments, at value (Cost $10,530,203,529)	11,995,795,940

Receivable for:
Investments sold	15,323,713

Fund shares sold	18,817,236

Dividends and interest	48,741,136

Fund expenses absorbed	813,683

Investment for trustee deferred compensation and retirement plans	15,845

Other assets	281,927

Total assets	12,079,789,480

Liabilities:
Payable for:
Investments purchased	15,561,561

Fund shares reacquired	30,530,513

Dividends	174,150

Variation margin on futures contracts	159,303

Accrued fees to affiliates	5,585,362

Accrued other operating expenses	3,200,314

Trustee deferred compensation and retirement plans	67,246

Total liabilities	55,278,449

Net assets applicable to shares outstanding	$12,024,511,031

Net assets consist of:
Shares of beneficial interest	$10,902,694,141

Undistributed net investment income	32,503,550

Undistributed net realized gain (loss)	(376,126,334)

Unrealized appreciation	1,465,439,674

$12,024,511,031

Net Assets:
Class A	$8,537,281,291

Class B	$1,324,645,021

Class C	$1,341,079,250

Class R	$202,009,434

Class Y	$509,242,242

Institutional Class	$110,253,793

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	943,593,999

Class B	149,228,764

Class C	150,494,799

Class R	22,236,457

Class Y	56,251,358

Institutional Class	12,172,311

Class A:
Net asset value per share	$9.05

Maximum offering price per share (Net asset value of $9.05 divided by 94.50%)	$9.58

Class B:
Net asset value and offering price per share	$8.88

Class C:
Net asset value and offering price per share	$8.91

Class R:
Net asset value and offering price per share	$9.08

Class Y:
Net asset value and offering price per share	$9.05

Institutional Class:
Net asset value and offering price per share	$9.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Equity and Income Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $597,331)	$83,467,561

Dividends from affiliated money market funds	165,150

Interest	62,027,888

Total investment income	145,660,599

Expenses:
Advisory fees	20,224,445

Administrative services fees	419,704

Custodian fees	72,727

Distribution fees:
Class A	10,117,036

Class B	2,110,139

Class C	6,281,841

Class R	470,490

Transfer agent fees — A, B, C, R and Y	8,529,580

Transfer agent fees — Institutional	4,261

Trustees’ and officers’ fees and benefits	154,410

Other	1,664,609

Total expenses	50,049,242

Less: fees waived and expense offset arrangement(s)	(191,936)

Net expenses	49,857,306

Net investment income	95,803,293

Realized and unrealized gain from:
Net realized gain from:
Investment securities	408,650,641

Futures contracts	2,302,507

410,953,148

Change in net unrealized appreciation of:
Investment securities	1,676,328,774

Futures contracts	7,954,439

1,684,283,213

Net realized and unrealized gain	2,095,236,361

Net increase in net assets resulting from operations	$2,191,039,654

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011, the period January 1, 2010 to August 31, 2010 and the year ended December 31, 2009
(Unaudited)

	Six months ended	Eight months ended	Year ended
	February 28,	August 31,	December 31,
	2011	2010	2009

Operations:
Net investment income	$95,803,293	$140,787,760	$233,664,480

Net realized gain	410,953,148	411,639,873	124,608,587

Change in net unrealized appreciation (depreciation)	1,684,283,213	(804,353,206)	1,979,469,250

Net increase (decrease) in net assets resulting from operations	2,191,039,654	(251,925,573)	2,337,742,317

Distributions to shareholders from net investment income:
Class A	(75,598,622)	(78,392,006)	(169,870,784)

Class B	(11,592,838)	(13,309,304)	(34,279,040)

Class C	(7,380,798)	(7,935,103)	(18,888,668)

Class R	(1,526,490)	(1,478,570)	(2,837,918)

Class Y	(4,799,809)	(5,662,982)	(10,397,866)

Institutional Class	(788,933)	(53)	—

Total distributions from net investment income	(101,687,490)	(106,778,018)	(236,274,276)

Share transactions–net:
Class A	(501,425,317)	(579,858,731)	(1,280,688,241)

Class B	(198,134,790)	(274,161,326)	(384,284,389)

Class C	(104,854,347)	(122,001,532)	(204,593,156)

Class R	(4,315,224)	8,276,003	(7,250,141)

Class Y	11,523,536	(100,424,326)	85,666,136

Institutional Class	32,136,063	62,012,587	—

Net increase (decrease) in net assets resulting from share transactions	(765,070,079)	(1,006,157,325)	(1,791,149,791)

Net increase (decrease) in net assets	1,324,282,085	(1,364,860,916)	310,318,250

Net assets:
Beginning of period	10,700,228,946	12,065,089,862	11,754,771,612

End of period (includes undistributed net investment income of $32,503,550, $38,387,747 and $(347,446), respectively)	$12,024,511,031	$10,700,228,946	$12,065,089,862

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Equity and Income Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  On August 31, 2010, the Fund’s fiscal year-end changed form December 31 to August 31.
  Prior to June 1, 2010, the Fund operated as Van Kampen Equity and Income Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (The “Reorganization Date”) through the transfer of all its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C, Class R and Class I shares received Class A, Class B, Class C, Class R and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.

17        Invesco Van Kampen Equity and Income Fund

  The Fund’s investment objective is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

18        Invesco Van Kampen Equity and Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

19        Invesco Van Kampen Equity and Income Fund

Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the Statement of Operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
M.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
N.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

20        Invesco Van Kampen Equity and Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $150 million	0.50%

Next $100 million	0.45%

Next $100 million	0.40%

Over $350 million	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.82%, 1.57%, 1.57%, 1.07%, 0.57% and 0.57% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $183,028.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will reimburse IDI for any such expenses.
  For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $630,541 in front-end sales commissions from the sale of Class A shares and $11,200, $713,628 and $22,330 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

21        Invesco Van Kampen Equity and Income Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$8,341,893,612	$152,863,812	$—	$8,494,757,424

U.S. Treasury Securities	—	701,737,516	—	701,737,516

U.S. Government Sponsored Securities	—	119,675,457	—	119,675,457

Corporate Debt Securities	—	2,631,624,401	—	2,631,624,401

Asset Backed Securities	—	7,467,142	—	7,467,142

Municipal Obligations	—	13,474,042	—	13,474,042

Foreign Government Debt Securities	—	27,059,958	—	27,059,958

	$8,341,893,612	$3,653,902,328	$—	$11,995,795,940

Futures Contracts*	(152,737)	—	—	(152,737)

Total Investments	$8,341,740,875	$3,653,902,328	$—	$11,995,643,203

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	1,338	June 2011/Long	$292,081,219	$331,690

U.S. Treasury 5 Year Notes	1,463	June 2011/Short	171,079,563	(357,393)

U.S. Treasury 10 Year Notes	956	June 2011/Short	113,808,813	(76,970)

U.S. Long Bonds	235	June 2011/Short	28,280,781	(50,064)

Total			$605,250,376	$(152,737)

  The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$331,690	$(484,427)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

22        Invesco Van Kampen Equity and Income Fund

Effect of Derivative Instruments for the six months ended February 28, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures Contracts*

Realized Gain
Interest rate risk	$2,302,507

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	7,954,439

Total	$10,256,946

*	The average value of futures contracts outstanding during the period was $693,761,828.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,908.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $10,921 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2016	$352,132,679

August 31, 2017	438,538,789

Total capital loss carryforward	$790,671,468

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $1,256,112,004 and $2,188,635,942, respectively. During the same period, purchases and sales

23        Invesco Van Kampen Equity and Income Fund

of U.S. Treasury obligations were $0 and $10,000,000. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,596,269,998

Aggregate unrealized (depreciation) of investment securities	(145,743,685)

Net unrealized appreciation of investment securities	$1,450,526,313

Cost of investments for tax purposes is $10,545,269,627.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Balanced Fund and Invesco Basic Balanced Fund (the “Target Funds”) in exchange for shares of the Fund.
  The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated shortly thereafter. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended				Eight months ended				Year ended
	February 28, 2011(a)				August 31, 2010				December 31, 2009
	Shares		Amount		Shares		Amount		Shares	Amount

Sold:
Class A	60,661,336	(b)	$513,771,095	(b)	98,417,827	(b)	$775,393,804	(b)	152,455,661	$1,019,540,444

Class B	3,417,605		27,665,528		9,862,974		76,560,048		17,040,669	112,317,617

Class C	4,308,375		35,919,506		8,006,841		62,607,051		14,723,990	97,030,036

Class R	3,249,460		27,373,460		5,995,073		47,243,796		7,528,313	50,828,631

Class Y	10,595,777		89,259,470		13,491,946		104,059,515		27,440,102	185,400,799

Institutional Class	4,598,825		39,477,304		8,655,060		63,701,549		—	—

Issued as reinvestment of dividends:
Class A	8,481,676		68,960,819		9,608,352		74,626,926		24,446,316	161,015,444

Class B	1,350,540		10,767,300		1,636,496		12,524,790		4,987,667	32,122,352

Class C	810,327		6,501,911		870,817		6,684,401		2,469,812	15,782,993

Class R	186,812		1,525,365		160,236		1,249,945		346,588	2,295,727

Class Y	569,853		4,633,854		459,192		3,551,289		864,221	5,807,903

Institutional Class	96,777		788,871		7		53		—	—

Reacquired:
Class A	(128,979,677)		(1,084,157,231)		(182,005,149)		(1,429,879,461)		(373,158,614)	(2,461,244,129)

Class B	(28,601,139	)(b)	(236,567,618	)(b)	(46,975,980	)(b)	(363,246,164	)(b)	(81,100,246)	(528,724,358)

Class C	(17,831,808)		(147,275,764)		(24,667,895)		(191,292,984)		(48,861,338)	(317,406,185)

Class R	(3,953,402)		(33,214,049)		(5,083,175)		(40,217,738)		(9,103,508)	(60,374,499)

Class Y	(9,857,078)		(82,369,788)		(27,008,434)		(208,035,130)		(15,826,484)	(105,542,566)

Institutional Class	(959,829)		(8,130,112)		(218,529)		(1,689,015)		—	—

Net increase (decrease) in share activity	(91,855,570)		$(765,070,079)		(128,794,341)		$(1,006,157,325)		(275,746,851)	$(1,791,149,791)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the shares outstanding of the Fund are owned by Invesco or an investment adviser under common control.
(b)	Includes automatic conversion of 12,871,189 Class B shares into 12,627,681 Class A shares at a value of $106,986,936 and 13,997,523 Class B shares into 13,730,129 Class A shares at a value of $107,228,226 for the six months ended February 28, 2011 and the eight months ended August 31, 2010, respectively.

24        Invesco Van Kampen Equity and Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Ratio of		Ratio of
													expenses		expenses
				Net gains									to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions						net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(a)

Class A
Six months ended 02/28/11	$7.53	$0.07	(b)	$1.53	$1.60	$(0.08)	$—	$(0.08)	$9.05	21.33	%(c)	$8,537,281	0.79	%(d)	0.79	%(d)	1.76	%(d)	11%
Eight months ended 08/31/10	7.79	0.10	(b)	(0.28)	(0.18)	(0.08)	—	(0.08)	7.53	(2.40	)(c)	7,560,462	0.78		0.78		1.89		24
Year ended 12/31/09	6.45	0.15	(b)	1.34	1.49	(0.15)	—	(0.15)	7.79	23.51	(e)	8,395,716	0.82		0.82		2.15		78
Year ended 12/31/08	8.84	0.20	(b)	(2.36)	(2.16)	(0.22)	(0.01)	(0.23)	6.45	(24.78	)(e)	8,214,093	0.79		0.79		2.59		56
Year ended 12/31/07	9.12	0.22	(b)	0.08	0.30	(0.22)	(0.36)	(0.58)	8.84	3.26	(e)	13,332,525	0.76		0.76		2.32		35
Year ended 12/31/06	8.68	0.20	(b)	0.86	1.06	(0.20)	(0.42)	(0.62)	9.12	12.53	(e)	12,604,874	0.78		0.78		2.29		39
Year ended 12/31/05	8.62	0.17		0.49	0.66	(0.18)	(0.42)	(0.60)	8.68	7.81	(e)	10,376,682	0.78		0.78		1.98		38

Class B
Six months ended 02/28/11	7.39	0.07	(b)	1.49	1.56	(0.07)	—	(0.07)	8.88	21.21	(c)(f)	1,324,645	0.86	(d)(f)	0.86	(d)(f)	1.69	(d)(f)	11
Eight months ended 08/31/10	7.64	0.09	(b)	(0.27)	(0.18)	(0.07)	—	(0.07)	7.39	(2.40	)(c)(f)	1,278,734	0.91	(f)	0.91	(f)	1.76	(f)	24
Year ended 12/31/09	6.33	0.14	(b)	1.32	1.46	(0.15)	—	(0.15)	7.64	23.48	(g)(h)	1,594,135	0.82	(h)	0.82	(h)	2.16	(h)	78
Year ended 12/31/08	8.68	0.20	(b)	(2.32)	(2.12)	(0.22)	(0.01)	(0.23)	6.33	(24.78	)(g)(h)	1,693,758	0.79	(h)	0.79	(h)	2.59	(h)	56
Year ended 12/31/07	8.97	0.17	(b)	0.08	0.25	(0.18)	(0.36)	(0.54)	8.68	2.71	(g)(h)	2,978,302	1.25	(h)	1.25	(h)	1.83	(h)	35
Year ended 12/31/06	8.55	0.13	(b)	0.84	0.97	(0.13)	(0.42)	(0.55)	8.97	11.66	(g)	3,270,381	1.53		1.53		1.54		39
Year ended 12/31/05	8.49	0.11		0.49	0.60	(0.12)	(0.42)	(0.54)	8.55	7.15	(g)	3,222,147	1.53		1.53		1.22		38

Class C
Six months ended 02/28/11	7.42	0.04	(b)	1.50	1.54	(0.05)	—	(0.05)	8.91	20.78	(c)(i)	1,341,079	1.52	(d)(i)	1.52	(d)(i)	1.03	(d)(i)	11
Eight months ended 08/31/10	7.68	0.06	(b)	(0.27)	(0.21)	(0.05)	—	(0.05)	7.42	(2.81	)(c)(i)	1,211,089	1.52	(i)	1.52	(i)	1.15	(i)	24
Year ended 12/31/09	6.36	0.09	(b)	1.33	1.42	(0.10)	—	(0.10)	7.68	22.63	(j)(h)	1,375,516	1.56	(h)	1.56	(h)	1.40	(h)	78
Year ended 12/31/08	8.72	0.14	(b)	(2.32)	(2.18)	(0.17)	(0.01)	(0.18)	6.36	(25.33	)(j)(h)	1,340,367	1.50	(h)	1.50	(h)	1.88	(h)	56
Year ended 12/31/07	9.01	0.14	(b)	0.08	0.22	(0.15)	(0.36)	(0.51)	8.72	2.41	(j)	2,334,402	1.51		1.51		1.57		35
Year ended 12/31/06	8.58	0.14	(b)	0.84	0.98	(0.13)	(0.42)	(0.55)	9.01	11.73	(j)	2,267,416	1.53		1.53		1.54		39
Year ended 12/31/05	8.52	0.11		0.49	0.60	(0.12)	(0.42)	(0.54)	8.58	7.12	(j)	1,968,786	1.53		1.53		1.22		38

Class R
Six months ended 02/28/11	7.57	0.06	(b)	1.52	1.58	(0.07)	—	(0.07)	9.08	20.94	(c)	202,009	1.04	(d)	1.04	(d)	1.51	(d)	11
Eight months ended 08/31/10	7.83	0.09	(b)	(0.28)	(0.19)	(0.07)	—	(0.07)	7.57	(2.51	)(c)	172,143	1.03		1.03		1.64		24
Year ended 12/31/09	6.48	0.13	(b)	1.35	1.48	(0.13)	—	(0.13)	7.83	23.25	(k)	169,713	1.07		1.07		1.88		78
Year ended 12/31/08	8.87	0.18	(b)	(2.36)	(2.18)	(0.20)	(0.01)	(0.21)	6.48	(24.89	)(k)	148,399	1.04		1.04		2.35		56
Year ended 12/31/07	9.16	0.19	(b)	0.08	0.27	(0.20)	(0.36)	(0.56)	8.87	2.87	(k)	192,906	1.01		1.01		2.07		35
Year ended 12/31/06	8.72	0.18	(b)	0.86	1.04	(0.18)	(0.42)	(0.60)	9.16	12.20	(k)	151,755	1.03		1.03		2.04		39
Year ended 12/31/05	8.65	0.15		0.50	0.65	(0.16)	(0.42)	(0.58)	8.72	7.65	(k)	101,768	1.03		1.03		1.73		38

Class Y(m)
Six months ended 02/28/11	7.54	0.08	(b)	1.52	1.60	(0.09)	—	(0.09)	9.05	21.31	(c)	509,242	0.54	(d)	0.54	(d)	2.01	(d)	11
Eight months ended 08/31/10	7.79	0.11	(b)	(0.28)	(0.17)	(0.08)	—	(0.08)	7.54	(2.15	)(c)	414,203	0.53		0.53		2.15		24
Year ended 12/31/09	6.45	0.16	(b)	1.35	1.51	(0.17)	—	(0.17)	7.79	23.82	(l)	530,010	0.57		0.57		2.34		78
Year ended 12/31/08	8.84	0.22	(b)	(2.36)	(2.14)	(0.24)	(0.01)	(0.25)	6.45	(24.60	)(l)	358,154	0.54		0.54		2.85		56
Year ended 12/31/07	9.12	0.24	(b)	0.08	0.32	(0.24)	(0.36)	(0.60)	8.84	3.52	(l)	392,848	0.51		0.51		2.57		35
Year ended 12/31/06	8.69	0.23	(b)	0.84	1.07	(0.22)	(0.42)	(0.64)	9.12	12.68	(l)	154,666	0.53		0.53		2.53		39
Year ended 12/31/05	8.61	0.17		0.53	0.70	(0.20)	(0.42)	(0.62)	8.69	8.33	(l)	58,747	0.55		0.55		2.17		38

Institutional Class
Six months ended 02/28/11	7.54	0.09	(b)	1.52	1.61	(0.09)	—	(0.09)	9.06	21.45	(c)	110,254	0.40	(d)	0.40	(d)	2.14	(d)	11
Eight months ended 08/31/10(n)	7.59	0.03	(b)	(0.04)	(0.01)	(0.04)	—	(0.04)	7.54	(0.13	)(c)	63,598	0.45		0.45		1.79		24

(a)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,172,410, $1,340,466, $1,295,953, $189,790, $465,503 and $81,336 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.32% and 0.38% for the six months ended February 28, 2011 and the eight months ended August 31, 2010, respectively.

25        Invesco Van Kampen Equity and Income Fund

(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% and 0.99% for the six months ended February 28, 2011 and the eight months ended August 31, 2010, respectively.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.
(n)	Commencement date of June 1, 2010.

26        Invesco Van Kampen Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,213.30	$4.34	$1,020.88	$3.96	0.79%

B	1,000.00	1,210.80	4.71	1,020.53	4.31	0.86

C	1,000.00	1,207.80	8.32	1,017.26	7.60	1.52

R	1,000.00	1,209.40	5.70	1,019.64	5.21	1.04

Y	1,000.00	1,213.10	2.96	1,022.12	2.71	0.54

Institutional	1,000.00	1,214.50	2.20	1,022.81	2.01	0.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

27        Invesco Van Kampen Equity and Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-EQI-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Equity Premium Income Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: VEPAX ▪ B: VEPBX ▪ C: VEPCX ▪ Y: VEPIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

17	Financial Highlights

21	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.85%

Class B Shares	14.38

Class C Shares	14.38

Class Y Shares	15.07

S&P 500 Index▼ (Broad Market Index)	27.73

Custom Invesco Van Kampen Equity Premium Income Index■* (Style-Specific Index)	15.88

CBOE S&P 500 BuyWrite Index[t]* (former Style-Specific Index)	12.11

Lipper Specialty Diversified Equity Funds Index▼ (Peer Group Index)	12.02

▼	Lipper Inc.; ■Invesco, Lipper Inc.; [t]Invesco, Bloomberg L.P.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.

*	During the reporting period, the Fund has elected to use the Custom Invesco Van Kampen Equity Premium Income Index as its style-specific benchmark instead of CBOE S&P 500 BuyWrite Index because the Custom Invesco Van Kampen Equity Premium Income Index more appropriately reflects the Fund’s investment style.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Invesco Van Kampen Equity Premium Income Index, created by Invesco to serve as a benchmark for Invesco Van Kampen Equity Premium Income Fund, is composed of the following indexes: CBOE S&P 500 BuyWrite Index (75%) and S&P 500 Index (25%).
     The CBOE S&P 500 BuyWrite Index is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.
     The Lipper Specialty Diversified Equity Funds Index is an unmanaged index considered representative of specialty diversified equity funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Equity Premium Income Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (6/26/06)		0.64%

1	Year	3.31

Class B Shares

Inception (6/26/06)		0.75%

1	Year	3.55

Class C Shares

Inception (6/26/06)		1.10%

1	Year	7.55

Class Y Shares

Inception (6/26/06)		2.09%

1	Year	9.69
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Equity Premium Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Equity Premium Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.18%, 1.93%, 1.93% and 0.93%, respectively. The expense ratios presented above may vary from the expense ratios presented in other

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/26/06)		-0.03%

1	Year	0.02

Class B Shares

Inception (6/26/06)		0.10%

1	Year	-0.02

Class C Shares

Inception (6/26/06)		0.48%

1	Year	4.10

Class Y Shares

Inception (6/26/06)		1.43%

1	Year	6.06
sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Van Kampen Equity Premium Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
     As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Equity Premium Income Fund

Schedule of Investments

February 28, 2011
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks–98.1%
Advertising–0.2%
Interpublic Group of Cos., Inc.	19,800	$261,360

Apparel Retail–0.7%
Limited Brands, Inc.	31,800	1,018,236

Auto Parts & Equipment–1.8%
Autoliv, Inc.	6,600	494,274

Magna International, Inc. (Canada)	18,500	913,160

TRW Automotive Holdings Corp.(a)	17,200	976,960

		2,384,394

Automobile Manufacturers–2.1%
Ford Motor Co.(a)	189,000	2,844,450

Biotechnology–2.1%
Amgen, Inc.(a)	55,400	2,843,682

Cable & Satellite–0.6%
Comcast Corp., Class A	31,000	798,560

Catalog Retail–0.7%
Liberty Media Corp.–Interactive, Class A(a)	57,200	918,632

Coal & Consumable Fuels–0.8%
Arch Coal, Inc.	3,100	103,943

Peabody Energy Corp.	14,700	962,703

		1,066,646

Communications Equipment–0.1%
Cisco Systems, Inc.	6,900	128,064

Computer Hardware–6.3%
Apple, Inc.(a)	17,560	6,202,368

Dell, Inc.(a)	149,700	2,369,751

		8,572,119

Computer Storage & Peripherals–2.8%
Lexmark International, Inc., Class A(a)	46,000	1,726,380

SanDisk Corp.(a)	43,300	2,147,680

		3,874,060

Construction & Engineering–0.7%
KBR, Inc.	29,200	957,760

Construction & Farm Machinery & Heavy Trucks–1.2%
Joy Global, Inc.	3,200	311,616

Oshkosh Corp.(a)	36,700	1,309,089

		1,620,705

Consumer Finance–3.4%
American Express Co.	67,900	2,958,403

Capital One Financial Corp.	33,100	1,647,387

		4,605,790

Department Stores–1.8%
Macy’s, Inc.	102,900	2,459,310

Diversified Banks–0.4%
Wells Fargo & Co.	18,900	609,714

Diversified Metals & Mining–2.8%
Freeport-McMoRan Copper & Gold, Inc.	49,900	2,642,205

Titanium Metals Corp.(a)	58,500	1,110,915

		3,753,120

Fertilizers & Agricultural Chemicals–0.7%
CF Industries Holdings, Inc.	6,900	974,832

Footwear–0.8%
Crocs, Inc.(a)	64,200	1,133,130

Gold–0.4%
Newmont Mining Corp.	9,400	519,538

Health Care Distributors–0.6%
Cardinal Health, Inc.	20,100	836,964

Homebuilding–1.2%
D.R. Horton, Inc.	132,700	1,571,168

Household Products–2.2%
Procter & Gamble Co.	47,400	2,988,570

Hypermarkets & Super Centers–2.2%
Wal-Mart Stores, Inc.	58,700	3,051,226

Industrial Conglomerates–3.1%
General Electric Co.	199,100	4,165,172

Industrial Machinery–0.4%
Parker Hannifin Corp.	6,300	561,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Equity Premium Income Fund

	Number of
Description	Shares	Value

Integrated Oil & Gas–9.3%
Chevron Corp.	47,400	$4,917,750

ConocoPhillips	49,000	3,815,630

Exxon Mobil Corp.(d)	45,700	3,908,721

		12,642,101

Integrated Telecommunication Services–5.6%
AT&T, Inc.	154,700	4,390,386

Verizon Communications, Inc.	88,000	3,248,960

		7,639,346

Internet Software & Services–0.1%
IAC/InteractiveCorp(a)	2,700	83,889

IT Consulting & Other Services–2.4%
IBM Corp.	20,400	3,302,352

Life & Health Insurance–1.7%
Prudential Financial, Inc.	34,200	2,251,386

Managed Health Care–5.2%
CIGNA Corp.	34,300	1,443,001

Humana, Inc.(a)	38,900	2,528,889

UnitedHealth Group, Inc.	73,700	3,138,146

		7,110,036

Movies & Entertainment–2.3%
Time Warner, Inc.	80,200	3,063,640

Multi-Line Insurance–1.2%
Assurant, Inc.	27,000	1,097,010

Hartford Financial Services Group, Inc.	18,300	541,680

		1,638,690

Oil & Gas Refining & Marketing–1.9%
Sunoco, Inc.	10,600	443,716

Valero Energy Corp.	76,700	2,161,406

		2,605,122

Other Diversified Financial Services–1.2%
Citigroup, Inc.(a)	321,400	1,504,152

JPMorgan Chase & Co.	3,300	154,077

		1,658,229

Packaged Foods & Meats–0.3%
Tyson Foods, Inc., Class A	20,400	380,052

Paper Products–1.8%
International Paper Co.	81,200	2,255,736

MeadWestvaco Corp.	7,200	211,320

		2,467,056

Pharmaceuticals–6.3%
Bristol-Myers Squibb Co.	9,700	250,357

Eli Lilly & Co.	76,000	2,626,560

Forest Laboratories, Inc.(a)	27,100	878,040

Johnson & Johnson	41,900	2,574,336

Pfizer, Inc.	117,200	2,254,928

		8,584,221

Property & Casualty Insurance–1.4%
Berkshire Hathaway, Inc., Class B(a)	19,200	1,675,776

Travelers Cos., Inc.	3,100	185,783

		1,861,559

Publishing–2.1%
Gannett Co., Inc.	150,600	2,486,406

McGraw-Hill Cos., Inc.	9,400	363,592

		2,849,998

Regional Banks–3.5%
Fifth Third Bancorp	152,300	2,223,580

Huntington Bancshares, Inc.	132,300	904,932

KeyCorp	173,800	1,588,532

		4,717,044

Residential REIT’s–0.2%
Equity Residential (REIT)	4,900	270,039

Retail REIT’s–0.3%
Simon Property Group, Inc. (REIT)	3,200	352,128

Semiconductors–3.6%
Intel Corp.	166,700	3,579,049

Micron Technology, Inc.(a)	118,500	1,318,905

		4,897,954

Systems Software–3.5%
Microsoft Corp.	177,300	4,712,634

Tobacco–3.1%
Altria Group, Inc.	30,900	783,933

Philip Morris International, Inc.	55,000	3,452,900

		4,236,833

Wireless Telecommunication Services–1.0%
Sprint Nextel Corp.(a)	304,600	1,331,102

Total Long-Term Investments(b)–98.1% (Cost $124,045,473)		133,174,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Equity Premium Income Fund

	Number of
Description	Shares	Value

Money Market Funds–2.7%
Liquid Assets Portfolio–Institutional Class(c)	1,848,764	$1,848,764

Premier Portfolio–Institutional Class(c)	1,848,764	1,848,764

Total Money Market Funds 2.7% (Cost $3,697,528)		3,697,528

TOTAL INVESTMENTS–100.8% (Cost $127,743,001)		136,871,975

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.4%)		(514,481)

WRITTEN OPTIONS–(0.4%)		(626,450)

NET ASSETS–100.0%		$135,731,044

Investment Abbreviation:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	All or a portion of this security has been physically segregated in connection with open futures contracts.

Futures contracts outstanding as of February 28, 2011:
		Unrealized
	Number of	Appreciation
Long Contracts	Contracts	(Depreciation)

S&P 500 E-Mini Index, March 2011 (Current Notional Value of $66,305 per contract)	41	$9,186

Written options outstanding as of February 28, 2011:
	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value

Call — S&P 500 Index, March 2011	$1,345.00	03/19/11	737	$(1,212,838)	$(626,450)

Portfolio Composition

By sector, based on net assets

Information Technology	18.9%

Health Care	14.3

Consumer Discretionary	14.2

Financials	13.2

Energy	11.3

Consumer Staples	7.9

Telecommunication Services	6.6

Materials	6.4

Industrials	5.4

Money Market Funds Plus Liabilities Less Other Assets	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Equity Premium Income Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $124,045,473)	$133,174,447

Investments in affiliated money market, at value and cost	3,697,528

Total investments (Cost $127,743,001)	136,871,975

Receivables:
Investments sold	12,994,004

Fund shares sold	63,477

Dividends	347,783

Variation margin on futures	16,942

Investment for trustee deferred compensation and retirement plan	1,287

Prepaid expenses	17,333

Total assets	150,312,801

Liabilities:
Payables:
Options written, at value (premiums received of $1,212,838)	626,450

Fund shares repurchased	1,114,399

Investments repurchased	12,588,522

Accrued fees to affiliates	128,588

Accrued other operating expenses	121,729

Trustees’ deferred compensation and retirement plans	2,069

Total liabilities	14,581,757

Net assets	$135,731,044

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$278,854,367

Undistributed net investment income	280,633

Unrealized appreciation	9,724,548

Undistributed net realized gain (loss)	(153,128,504)

$135,731,044

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $65,245,649 and 7,756,632 shares of beneficial interest issued and outstanding)	$8.41

Maximum sales charge (5.50% of offering price)	0.49

Maximum offering price to public	$8.90

Class B shares:
Net asset value and offering price per share (based on net assets of $13,450,701 and 1,625,761 shares of beneficial interest issued and outstanding)	$8.27

Class C shares:
Net asset value and offering price per share (based on net assets of $53,449,705 and 6,459,519 shares of beneficial interest issued and outstanding)	$8.27

Class Y shares:
Net asset value and offering price per share (based on net assets of $3,584,989 and 425,321 shares of beneficial interest issued and outstanding)	$8.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Equity Premium Income Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends	$1,509,637

Dividends from affiliated money market funds	1,077

Total income	1,510,714

Expenses:
Advisory fees	518,227

Distribution fees:
Class A	92,834

Class B	69,381

Class C	283,139

Transfer agent fees	89,924

Administrative services fees	24,794

Custodian fees	13,394

Trustees’ and officers’ fees and benefits	8,478

Other	34,795

Total expenses	1,134,966

Less: Fees waived and expense offset arrangement(s)	3,469

Net expenses	1,131,497

Net investment income	379,217

Realized and unrealized gain (loss):
Realized gain (loss):
Investments	8,651,075

Options	(14,231,841)

Futures	445,568

Net realized gain (loss)	(5,135,198)

Unrealized appreciation (depreciation):
Beginning of the period	(15,960,219)

End of the period:
Investments	9,128,974

Options	586,388

Futures	9,186

9,724,548

Net unrealized appreciation during the period	25,684,767

Net realized and unrealized gain	20,549,569

Net increase in net assets from operations	$20,928,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Equity Premium Income Fund

Statement of Changes in Net Assets

(Unaudited)

	For the six months ended	For the year ended
	February 28,	August 31,
	2011	2010

From investment activities:
Operations:
Net investment income	$379,217	$791,360

Net realized gain (loss)	(5,135,198)	(101,394,563)

Net unrealized appreciation during the period	25,684,767	112,466,001

Change in net assets from operations	20,928,786	11,862,798

Distributions from net investment income:
Class A	(70,327)	(338,335)

Class B	-0-	(49,125)

Class C	-0-	(209,194)

Class Y	(6,044)	(11,329)

	(76,371)	(607,983)

Return of capital distribution:
Class A	-0-	(4,947,521)

Class B	-0-	(718,355)

Class C	-0-	(3,059,076)

Class Y	-0-	(165,662)

	-0-	(8,890,614)

Total distributions	(76,371)	(9,498,597)

Net change in net assets from investment activities	20,852,415	2,364,201

From capital transactions:
Proceeds from shares sold	2,816,980	16,021,921

Net asset value of shares issued through dividend reinvestment	68,808	8,029,120

Cost of shares repurchased	(46,819,168)	(76,049,890)

Net change in net assets from capital transactions	(43,933,380)	(51,998,849)

Total increase (decrease) in net assets	(23,080,965)	(49,634,648)

Net assets:
Beginning of the period	158,812,009	208,446,657

End of the period (including accumulated undistributed net investment income (loss) of $280,633 and $(22,213), respectively)	$135,731,044	$158,812,009

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Equity Premium Income Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

10        Invesco Van Kampen Equity Premium Income Fund

  Prior to June 1, 2010, the Fund operated as Van Kampen Equity Premium Income Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust II. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek current income and its secondary investment object is to seek long-term capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. As of close of business on September 10, 2010, the Fund limited public sales of its shares to current investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  As of the close of business on September 10, 2010, the Fund limited public sales of its shares to current investors.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11        Invesco Van Kampen Equity Premium Income Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a

12        Invesco Van Kampen Equity Premium Income Fund

written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
K.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.70%

Next $500 million	0.65%

Over $1 billion	0.60%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.24%, 1.99%, 1.99%, and 0.99%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $3,316.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $406 in front-end sales commissions from the sale of Class A shares and $108, $23,497 and $1,057 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

13        Invesco Van Kampen Equity Premium Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$136,871,975	$—	$—	$136,871,975

Futures*	9,186	—	—	9,186

Total Investments in an Asset Position	$136,881,161	$—	$—	$136,881,161

Written Options	626,450	—	—	626,450

Total Investments in a Liability Position	$626,450	$—	$—	$626,450

*	Unrealized appreciation

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Index risk
Options	$-0-	$(626,450)

Futures contracts(a)	9,186	-0-

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended February 28, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Futures*	Options*

Realized Gain (Loss)
Index risk	$445,568	$(14,231,841)

Change in Unrealized Appreciation (Depreciation)
Index risk	57,465	(966,697)

	503,033	(15,198,538)

*	The average value of futures and options outstanding during the period was $(2,381,349) and $(1,634,910), respectively.

14        Invesco Van Kampen Equity Premium Income Fund

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	1,106	$2,675,675

Written	5,189	10,341,731

Closed	(196)	(437,386)

Exercised	(5,362)	(11,367,182)

Expired	-0-	-0-

End of period	737	$1,212,838

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $153.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $895 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2018	$71,325,460

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

15        Invesco Van Kampen Equity Premium Income Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $82,765,940 and $140,882,231, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$11,847,645

Aggregate unrealized (depreciation) of investment securities	(2,941,673)

Net unrealized appreciation of investment securities	$8,905,972

Cost of investments for tax purposes is $127,966,003.

NOTE 10—Share Information

	For the				For the
	six months ended				year ended
	February 28, 2011(a)				August 31, 2010
	Shares		Value		Shares		Value

Sales:
Class A	96,800	(b)	$760,540	(b)	1,176,321	(c)	$9,154,704	(c)

Class B	13,544		102,691		79,389		610,706

Class C	58,029		446,871		461,233		3,522,581

Class Y	186,381		1,506,878		353,239		2,733,930

Total sales	354,754		2,816,980		2,070,182		16,021,921

Dividend reinvestment:
Class A	7,974		64,747		623,752		4,794,997

Class B	-0-		-0-		81,350		616,110

Class C	-0-		-0-		335,294		2,540,171

Class Y	499		4,061		10,115		77,842

Total Dividend Reinvestment	8,473		68,808		1,050,511		8,029,120

Repurchases:
Class A	(3,578,702)		(28,564,717)		(5,860,510)		(45,379,804)

Class B	(388,072	)(b)	(3,028,684	)(b)	(601,851	)(c)	(4,588,082	)(c)

Class C	(1,763,431)		(13,866,767)		(3,240,660)		(24,724,806)

Class Y	(170,971)		(1,359,000)		(173,137)		(1,357,198)

Total Repurchases	(5,901,176)		$(46,819,168)		(9,876,158)		$(76,049,890)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 18,940 Class B shares into 18,651 Class A shares at a value of $148,246.
(c)	Includes automatic conversion of 17,258 Class B shares into 17,017 Class A shares at a value of $129,076.

16        Invesco Van Kampen Equity Premium Income Fund

NOTE 11—Financial Highlights

The following schedules present financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A shares
											June 26, 2006
											(Commencement
	Six months ended										of Operations) to
	February 28,		Year ended August 31,								August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$7.33		$7.34		$9.06		$10.71		$10.29		$10.00

Net investment income(a)	0.03		0.06		0.07		0.06		0.04		0.01

Net realized and unrealized gain (loss)	1.06		0.34		(1.39)		(1.02)		1.11		0.36

Total from investment operations	1.09		0.40		(1.32)		(0.96)		1.15		0.37

Less:
Distributions from net investment income	0.01		0.03		0.06		0.05		0.03		0.01

Distributions from net realized gain	-0-		-0-		0.25		0.64		0.70		0.07

Return of capital distributions	-0-		0.38		0.09		-0-		-0-		-0-

Total distributions	0.01		0.41		0.40		0.69		0.73		0.08

Net asset value, end of the period	$8.41		$7.33		$7.34		$9.06		$10.71		$10.29

Total return*	14.85	%(b)	5.26	%(b)	(13.90	)%(c)	(9.31	)%(c)	11.31	%(c)	3.75	%**(c)

Net assets at end of the period (000’ omitted)	$65,246		$82,314		$112,262		$229,957		$290,658		$31,182

Ratio of expenses to average net assets*	1.18	%(e)	1.19%		1.24%		1.14%		1.25	%(d)	1.24	%(g)

Ratio of net investment income to average net assets*	0.85	%(e)	0.75%		1.11%		0.56%		0.40%		1.32	%(g)

Portfolio turnover(f)	57%		131%		13%		80%		73%		26%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.18	%(e)	1.19%		1.40%		N/A		1.29	%(d)	4.35	%(g)

Ratio of net investment income (loss) to average net assets	0.85	%(e)	0.75%		0.95%		N/A		0.36%		(1.79	)%(g)

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended August 31, 2007.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $74,985.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
(g)	Annualized.
N/A=Not Applicable

17        Invesco Van Kampen Equity Premium Income Fund

NOTE 11—Financial Highlights—(continued)

	Class B shares
											June 26, 2006
											(Commencement
	Six months ended										of Operations) to
	February 28,		Year ended August 31,								August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$7.23		$7.25		$8.97		$10.64		$10.28		$10.00

Net investment income (loss)(a)	0.00	(b)	0.00	(b)	0.02		(0.02)		(0.04)		0.01

Net realized and unrealized gain (loss)	1.04		0.33		(1.37)		(1.00)		1.10		0.34

Total from investment operations	1.04		0.33		(1.35)		(1.02)		1.06		0.35

Less:
Distributions from net investment income	-0-		0.02		0.03		0.01		0.00	(b)	0.00	(b)

Distributions from net realized gain	-0-		-0-		0.25		0.64		0.70		0.07

Return of capital distributions	-0-		0.33		0.09		-0-		-0-		-0-

Total distributions	-0-		0.35		0.37		0.65		0.70		0.07

Net asset value, end of the period	$8.27		$7.23		$7.25		$8.97		$10.64		$10.28

Total return*	14.38	%(c)	4.40	%(c)	(14.47	)%(d)	(9.93	)%(d)	10.45	%(d)	3.56	%**(d)

Net assets at end of the period (000’s omitted)	$13,451		$14,460		$17,690		$26,221		$31,790		$5,506

Ratio of expenses to average net assets*	1.93	%(f)	1.94%		1.99%		1.89%		2.00	%(e)	1.99	%(h)

Ratio of net investment income (loss) to average net assets*	0.12	%(f)	0.00%		0.36%		(0.19)%		(0.35)%		0.37	%(h)

Portfolio turnover(g)	57%		131%		13%		80%		73%		26%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.93	%(f)	1.94%		2.16%		N/A		2.04	%(e)	5.10	%(h)

Ratio of net investment income (loss) to average net assets	0.12	%(f)	0.00%		0.19%		N/A		(0.39)%		(2.74	)%(h)

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended August 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $14,006.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
(h)	Annualized.
N/A=Not Applicable

18        Invesco Van Kampen Equity Premium Income Fund

NOTE 11—Financial Highlights—(continued)

	Class C shares
											June 26, 2006
											(Commencement
	Six months ended										of Operations) to
	February 28,		Year ended August 31,								August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$7.23		$7.25		$8.97		$10.64		$10.28		$10.00

Net investment income (loss)(a)	0.00	(b)	0.00	(b)	0.02		(0.02)		(0.04)		0.01

Net realized and unrealized gain (loss)	1.04		0.33		(1.37)		(1.00)		1.10		0.35

Total from investment operations	1.04		0.33		(1.35)		(1.02)		1.06		0.36

Less:
Distributions from net investment income	-0-		0.02		0.03		0.01		0.00	(b)	0.01

Distributions from net realized gain	-0-		-0-		0.25		0.64		0.70		0.07

Return of capital distributions	-0-		0.33		0.09		-0-		-0-		-0-

Total distributions	-0-		0.35		0.37		0.65		0.70		0.08

Net asset value, end of the period	$8.27		$7.23		$7.25		$8.97		$10.64		$10.28

Total return*	14.38	%(c)	4.40	%(c)	(14.47	)%(d)	(9.93	)%(d)	10.45	%(d)	3.57	%(d)**

Net assets at end of the period (000’s omitted)	$53,450		$59,031		$76,882		$137,120		$154,627		$13,024

Ratio of expenses to average net assets*	1.93	%(f)	1.94%		1.99%		1.89%		2.00	%(e)	1.99	%(h)

Ratio of net investment income (loss) to average net assets*	0.12	%(f)	0.00%		0.36%		(0.19)%		(0.35)%		0.46	%(h)

Portfolio turnover(g)	57%		131%		13%		80%		73%		26%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.93	%(f)	1.94%		2.15%		N/A		2.04	%(e)	5.10	%(h)

Ratio of net investment income (loss) to average net assets	0.12	%(f)	0.00%		0.20%		N/A		(0.39)%		(2.65	)%(h)

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended August 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $57,163.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
(h)	Annualized.
N/A=Not Applicable

19        Invesco Van Kampen Equity Premium Income Fund

NOTE 11—Financial Highlights—(continued)

	Class Y sharesˆ
											June 26, 2006
											(Commencement
	Six months ended										of Operations) to
	February 28,		Year ended August 31,								August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$7.34		$7.36		$9.07		$10.71		$10.29		$10.00

Net investment income(a)	0.05		0.08		0.10		0.08		0.07		0.02

Net realized and unrealized gain (loss)	1.06		0.32		(1.40)		(1.01)		1.09		0.35

Total from investment operations	1.11		0.40		(1.30)		(0.93)		1.16		0.37

Less:
Distributions from net investment income	0.02		0.03		0.07		0.07		0.04		0.01

Distributions from net realized gain	-0-		-0-		0.25		0.64		0.70		0.07

Return of capital distributions	-0-		0.39		0.09		-0-		-0-		-0-

Total distributions	0.02		0.42		0.41		0.71		0.74		0.08

Net asset value, end of the period	$8.43		$7.34		$7.36		$9.07		$10.71		$10.29

Total return*	15.07	%(b)	5.37	%(b)	(13.63	)%(c)	(9.04	)%(c)	11.44	%(c)	3.77	%(c)**

Net assets at end of the period (000’s omitted)	$3,585		$3,006		$1,612		$4,071		$2,687		$2,699

Ratio of expenses to average net assets*	0.93	%(e)	0.94%		0.99%		0.89%		1.00	%(d)	0.99	%(g)

Ratio of net investment income to average net assets*	1.16	%(e)	1.02%		1.51%		0.81%		0.65%		1.33	%(g)

Portfolio turnover(f)	57%		131%		13%		80%		73%		26%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.93	%(e)	0.94%		1.12%		N/A		1.04	%(d)	4.10	%(g)

Ratio of net investment income (loss) to average net assets	1.16	%(e)	1.02%		1.38%		N/A		0.61%		(1.78	)%(g)

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended August 31, 2007.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,138.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
(g)	Annualized.
N/A=Not Applicable

ˆ	On June 1, 2010 the fund’s former Class I Shares were reorganized into Class Y Shares.

NOTE 12—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Structured Core Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

20        Invesco Van Kampen Equity Premium Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,148.50	$6.29	1,018.94	$5.91	1.18%

B	1,000.00	1,143.80	10.26	1,015.22	9.64	1.93

C	1,000.00	1,143.80	10.26	1,015.22	9.64	1.93

Y	1,000.00	1,150.70	4.96	1,020.18	4.66	0.93

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21        Invesco Van Kampen Equity Premium Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-EQPI-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Growth and Income Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: ACGIX ▪ B: ACGJX ▪ C: ACGKX ▪ R: ACGLX ▪ Y: ACGMX ▪ Institutional: ACGQX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
18	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	28.33%

Class B Shares	28.28

Class C Shares	27.88

Class R Shares	28.16

Class Y Shares	28.45

Institutional Class Shares	28.58

Russell 1000 Value Index▼ (Style-Specific Index)	26.30

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	26.47

S&P500 Index▼ (Broad Market Index)	27.73

▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Growth and Income Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable
sales charges

Class A Shares

Inception (8/1/46)	9.40%

10 Years	4.40

5 Years	2.21

1 Year	12.72

Class B Shares

Inception (8/2/93)	9.38%

10 Years	4.59

5 Years	3.00

1 Year	14.09

Class C Shares

Inception (8/2/93)	8.96%

10 Years	4.23

5 Years	2.63

1 Year	17.44

Class R Shares

Inception (10/1/02)	8.43%

5 Years	3.11

1 Year	19.02

Class Y Shares

Inception (10/19/04)	6.51%

5 Years	3.63

1 Year	19.60

Institutional Class Shares

10 Years	5.02%

5 Years	3.44

1 Year	19.64

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (8/1/46)	9.31%

10 Years	3.17

5 Years	1.30

1 Year	6.43

Class B Shares

Inception (8/2/93)	9.07%

10 Years	3.35

5 Years	2.07

1 Year	7.44

Class C Shares

Inception (8/2/93)	8.65%

10 Years	3.00

5 Years	1.71

1 Year	10.80

Class R Shares

Inception (10/1/02)	7.76%

5 Years	2.20

1 Year	12.37

Class Y Shares

Inception (10/19/04)	5.57%

5 Years	2.72

1 Year	12.92

Institutional Class Shares

10 Years	3.78%

5 Years	2.52

1 Year	12.97

be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 0.75%, 0.90%, 1.50%, 1.00%, 0.50% and 0.45%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Van Kampen Growth and Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Growth and Income Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.84%
Air Freight & Logistics–0.47%
FedEx Corp.	391,348	$35,229,147

Asset Management & Custody Banks–0.98%
State Street Corp.	1,650,379	73,804,949

Automobile Manufacturers–0.95%
Ford Motor Co.(b)	2,337,359	35,177,253

General Motors Co.(b)	1,073,447	35,992,678

		71,169,931

Cable & Satellite–3.32%
Comcast Corp.–Class A	5,685,675	146,462,988

Time Warner Cable Inc.	1,433,755	103,488,436

		249,951,424

Communications Equipment–0.87%
Cisco Systems, Inc.(b)	3,545,450	65,803,552

Computer Hardware–2.77%
Dell Inc.(b)	6,196,449	98,089,788

Hewlett-Packard Co.	2,530,169	110,391,273

		208,481,061

Consumer Electronics–1.11%
Sony Corp.–ADR (Japan)	2,263,992	83,405,465

Data Processing & Outsourced Services–1.18%
Western Union Co.	4,034,603	88,720,920

Diversified Banks–1.55%
U.S. Bancorp	1,701,387	47,179,462

Wells Fargo & Co.	2,154,813	69,514,267

		116,693,729

Diversified Chemicals–1.85%
Dow Chemical Co. (The)	1,888,466	70,175,396

PPG Industries, Inc.	777,397	68,706,347

		138,881,743

Diversified Support Services–0.51%
Cintas Corp.	1,355,012	38,102,938

Drug Retail–1.54%
Walgreen Co.	2,681,136	116,200,434

Electric Utilities–3.67%
American Electric Power Co., Inc.	3,942,062	141,046,978

Edison International	1,112,172	41,283,825

Entergy Corp.	601,537	42,829,434

FirstEnergy Corp.	1,323,946	50,707,132

		275,867,369

Food Distributors–0.99%
Sysco Corp.	2,672,017	74,255,353

Health Care Distributors–0.68%
Cardinal Health, Inc.	1,232,520	51,322,133

Health Care Equipment–0.93%
Covidien PLC (Ireland)	515,792	26,537,498

Medtronic, Inc.	1,068,642	42,660,189

		69,197,687

Home Improvement Retail–1.38%
Home Depot, Inc. (The)	2,772,488	103,885,125

Household Products–2.10%
Energizer Holdings, Inc.(b)	205,728	13,748,802

Procter & Gamble Co. (The)	2,291,249	144,463,250

		158,212,052

Human Resource & Employment Services–1.14%
Manpower Inc.	761,666	48,365,791

Robert Half International, Inc.	1,179,391	37,622,573

		85,988,364

Industrial Conglomerates–6.12%
General Electric Co.	14,726,416	308,076,623

Tyco International Ltd.	3,363,477	152,500,047

		460,576,670

Industrial Machinery–1.47%
Dover Corp.	510,268	32,784,719

Ingersoll-Rand PLC (Ireland)	1,724,390	78,114,867

		110,899,586

Insurance Brokers–2.77%
Marsh & McLennan Cos., Inc.	6,845,135	208,365,909

Integrated Oil & Gas–8.25%
ConocoPhillips	733,007	57,079,255

Exxon Mobil Corp.	1,018,312	87,096,225

Hess Corp.	1,567,268	136,399,334

Occidental Petroleum Corp.	1,846,061	188,242,840

Royal Dutch Shell PLC–ADR (United Kingdom)	2,103,015	151,942,834

		620,760,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Growth and Income Fund

	Shares	Value

Integrated Telecommunication Services–1.07%
Verizon Communications Inc.	2,172,777	$80,218,927

Internet Software & Services–3.25%
eBay Inc.(b)	4,957,537	166,102,277

Yahoo! Inc.(b)	4,769,339	78,217,160

		244,319,437

Investment Banking & Brokerage–3.00%
Charles Schwab Corp. (The)	5,956,526	112,995,298

Morgan Stanley	3,809,573	113,068,127

		226,063,425

IT Consulting & Other Services–0.89%
Amdocs Ltd.(b)	2,252,476	67,213,884

Life & Health Insurance–0.83%
Principal Financial Group, Inc.	1,823,017	62,456,562

Managed Health Care–2.00%
UnitedHealth Group Inc.	3,542,927	150,857,832

Movies & Entertainment–4.02%
Time Warner Inc.	3,281,404	125,349,633

Viacom Inc.–Class B	3,974,298	177,492,149

		302,841,782

Office Services & Supplies–0.58%
Avery Dennison Corp.	1,087,965	43,431,563

Oil & Gas Equipment & Services–2.37%
Baker Hughes Inc.	234,974	16,694,903

Cameron International Corp.(b)	524,958	31,040,766

Schlumberger Ltd.	1,401,412	130,919,909

		178,655,578

Oil & Gas Exploration & Production–3.99%
Anadarko Petroleum Corp.	2,104,032	172,172,938

Devon Energy Corp.	952,516	87,098,063

Noble Energy, Inc.	441,404	40,900,495

		300,171,496

Oil & Gas Storage & Transportation–0.51%
Williams Cos., Inc. (The)	1,257,037	38,163,643

Other Diversified Financial Services–7.92%
Bank of America Corp.	10,045,853	143,555,239

Citigroup Inc.(b)	20,126,507	94,192,053

JPMorgan Chase & Co.	7,673,311	358,266,891

		596,014,183

Packaged Foods & Meats–2.44%
Kraft Foods Inc.–Class A	3,098,709	98,662,894

Unilever NV–New York Shares (Netherlands)	2,799,899	84,668,946

		183,331,840

Personal Products–1.50%
Avon Products, Inc.	4,067,238	113,109,889

Pharmaceuticals–5.49%
Abbott Laboratories	969,632	46,639,299

Bristol-Myers Squibb Co.	4,100,552	105,835,247

Merck & Co., Inc.	1,746,311	56,877,349

Pfizer Inc.	8,290,089	159,501,313

Roche Holding AG–ADR (Switzerland)	1,184,043	44,619,003

		413,472,211

Property & Casualty Insurance–0.68%
Chubb Corp. (The)	843,393	51,177,087

Regional Banks–3.22%
BB&T Corp.	1,488,917	41,094,109

Fifth Third Bancorp	2,723,782	39,767,217

PNC Financial Services Group, Inc.	2,100,579	129,605,725

Regions Financial Corp.	4,156,911	31,758,800

		242,225,851

Semiconductors–0.89%
Intel Corp.	3,129,992	67,200,928

Soft Drinks–1.16%
Coca-Cola Co. (The)	805,957	51,516,771

Coca-Cola Enterprises Inc.	1,360,909	35,791,907

		87,308,678

Specialty Chemicals–0.50%
LyondellBasell Industries N.V.–Class A (Netherlands)(b)	988,351	37,636,406

Systems Software–1.26%
Microsoft Corp.	3,576,609	95,066,267

Wireless Telecommunication Services–1.67%
Vodafone Group PLC–ADR (United Kingdom)	4,393,178	125,732,754

Total Common Stocks & Other Equity Interests (Cost $6,046,881,403)		7,212,446,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Growth and Income Fund

	Shares	Value

Money Market Funds–3.96%
Liquid Assets Portfolio–Institutional Class(c)	149,161,813	$149,161,813

Premier Portfolio–Institutional Class(c)	149,161,813	149,161,813

Total Money Market Funds (Cost $298,323,626)		298,323,626

TOTAL INVESTMENTS–99.80% (Cost $6,345,205,029)		7,510,769,878

OTHER ASSETS LESS LIABILITIES–0.20%		14,854,180

NET ASSETS–100.00%		$7,525,624,058

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on net assets
as of February 28, 2011

Financials	21.0%

Energy	15.1

Information Technology	11.1

Consumer Discretionary	10.8

Industrials	10.3

Consumer Staples	9.7

Health Care	9.1

Utilities	3.7

Telecommunication Services	2.7

Materials	2.3

Money Market Funds Plus Other Assets Less Liabilities	4.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Growth and Income Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $6,046,881,403)	$7,212,446,252

Investments in affiliated money market funds, at value and cost	298,323,626

Total investments, at value (Cost $6,345,205,029)	7,510,769,878

Receivable for:
Investments sold	15,518,791

Fund shares sold	16,528,811

Dividends	16,861,105

Fund expenses absorbed	180,863

Investment for trustee deferred compensation and retirement plans	9,529

Other assets	49,627

Total assets	7,559,918,604

Liabilities:
Payable for:
Investments purchased	2,562,776

Fund shares reacquired	26,845,946

Accrued fees to affiliates	4,310,857

Accrued other operating expenses	536,502

Trustee deferred compensation and retirement plans	38,465

Total liabilities	34,294,546

Net assets applicable to shares outstanding	$7,525,624,058

Net assets consist of:
Shares of beneficial interest	$6,883,554,701

Undistributed net investment income	13,023,403

Undistributed net realized gain (loss)	(536,518,895)

Unrealized appreciation	1,165,564,849

$7,525,624,058

Net Assets:
Class A	$4,945,425,345

Class B	$244,494,037

Class C	$313,406,713

Class R	$159,014,272

Class Y	$1,708,407,620

Institutional Class	$154,876,071

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	241,234,312

Class B	12,017,109

Class C	15,435,419

Class R	7,754,540

Class Y	83,268,061

Institutional Class	7,539,305

Class A:
Net asset value per share	$20.50

Maximum offering price per share
(Net asset value of $20.50 divided by 94.25%)	$21.75

Class B:
Net asset value and offering price per share	$20.35

Class C:
Net asset value and offering price per share	$20.30

Class R:
Net asset value and offering price per share	$20.51

Class Y:
Net asset value and offering price per share	$20.52

Institutional Class:
Net asset value and offering price per share	$20.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Growth and Income Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $532,310)	$68,392,954

Dividends from affiliated money market funds	192,352

Total investment income	68,585,306

Expenses:
Advisory fees	12,199,166

Administrative services fees	350,916

Custodian fees	83,012

Distribution fees:
Class A	5,742,605

Class B	341,512

Class C	1,470,914

Class R	358,287

Transfer agent fees — A, B, C, R and Y	7,424,726

Transfer agent fees — Institutional	2,770

Trustees’ and officers’ fees and benefits	87,283

Other	5,400

Total expenses	28,066,591

Less: Fees waived and expense offset arrangement(s)	(226,189)

Net expenses	27,840,402

Net investment income	40,744,904

Net realized gain from investment securities	207,593,729

Change in net unrealized appreciation of investment securities	1,435,002,166

Net realized and unrealized gain	1,642,595,895

Net increase in net assets resulting from operations	$1,683,340,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011, the nine months ended August 31, 2010 and the year ended November 30, 2009
(Unaudited)

	For the	For the	For the
	six months ended	nine months ended	year ended
	February 28,	August 31,	November 30,
	2011	2010	2009

Operations:
Net investment income	$40,744,904	$66,058,781	$87,509,634

Net realized gain (loss)	207,593,729	227,794,122	(393,154,825)

Change in net unrealized appreciation (depreciation)	1,435,002,166	(655,291,184)	1,496,446,937

Net increase (decrease) in net assets resulting from operations	1,683,340,799	(361,438,281)	1,190,801,746

Distributions to shareholders from net investment income:
Class A	(24,141,296)	(46,288,757)	(70,464,829)

Class B	(1,138,394)	(2,797,501)	(5,807,436)

Class C	(505,750)	(1,469,851)	(3,052,534)

Class R	(572,537)	(966,152)	(1,240,399)

Class Y	(9,220,263)	(14,834,399)	(16,453,885)

Institutional Class	(398,507)	(7,403)	—

Total distributions from net investment income	(35,976,747)	(66,364,063)	(97,019,083)

Share transactions–net:
Class A	(286,817,669)	(79,552,064)	(678,175,907)

Class B	(46,428,347)	(73,657,762)	(106,688,362)

Class C	(26,882,743)	(28,153,841)	(45,428,209)

Class R	2,607,780	23,921,215	8,022,019

Class Y	147,700,343	200,227,325	59,355,169

Institutional Class	94,356,258	42,659,039	—

Net increase (decrease) in net assets resulting from share transactions	(115,464,378)	85,443,912	(762,915,290)

Net increase (decrease) in net assets	1,531,899,674	(342,358,432)	330,867,373

Net assets:
Beginning of period	5,993,724,384	6,336,082,816	6,005,215,443

End of period (includes undistributed net investment income of $13,023,403, $8,255,246 and $8,560,528, respectively)	$7,525,624,058	$5,993,724,384	$6,336,082,816

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Growth and Income Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Growth and Income Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (The “Reorganization Date”) through the transfer of all its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C, Class R and Class I shares received Class A, Class B, Class C, Class R and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is income and long-term growth of capital.

10        Invesco Van Kampen Growth and Income Fund

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

11        Invesco Van Kampen Growth and Income Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

12        Invesco Van Kampen Growth and Income Fund

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $150 million	0.50%

Next $100 million	0.45%

Next $100 million	0.40%

Over $350 million	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.88%, 1.63%, 1.63%, 1.13%, 0.63% and 0.63% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $221,585.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended February 28, 2011, IDI advised the Fund that IDI retained $160,244 in front-end sales commissions from the sale of Class A shares and $378, $114,155 and $9,286 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

13        Invesco Van Kampen Growth and Income Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$7,466,150,875	$44,619,003	$—	$7,510,769,878

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,604.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $6,616 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$731,993,141

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14        Invesco Van Kampen Growth and Income Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $827,193,480 and $991,736,304, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,235,467,762

Aggregate unrealized (depreciation) of investment securities	(82,022,396)

Net unrealized appreciation of investment securities	$1,153,445,366

Cost of investments for tax purposes is $6,357,324,512.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended				Nine months ended				Year ended
	February 28, 2011(a)				August 31, 2010				November 30, 2009
	Shares		Amount		Shares		Amount		Shares	Amount

Sold:
Class A	19,371,561	(b)	$363,777,997	(b)	40,694,820	(c)	$707,176,618	(c)	57,927,682	$807,430,785

Class B	322,857		5,838,544		934,228		16,167,953		2,148,011	29,667,060

Class C	540,391		10,128,706		1,252,711		21,780,200		2,037,857	28,300,443

Class R	1,132,038		21,077,250		2,423,181		42,296,238		2,343,353	33,092,151

Class Y	18,875,607		351,894,763		29,182,798		503,102,992		27,202,880	396,177,523

Institutional Class	6,898,314		128,768,603		2,638,781		43,251,096		—	—

Issued as reinvestment of dividends:
Class A	1,263,180		22,496,725		2,544,181		43,649,414		4,949,122	66,221,754

Class B	59,892		1,056,519		154,168		2,633,398		411,733	5,438,004

Class C	25,575		449,336		69,351		1,190,861		192,064	2,487,495

Class R	32,076		571,748		50,681		870,627		82,308	1,099,777

Class Y	490,807		8,759,106		714,655		12,230,024		956,393	12,847,279

Institutional Class	22,114		398,471		3		38		—	—

Reacquired:
Class A	(36,058,266)		(673,092,391)		(48,110,313)		(830,378,096)		(119,809,171)	(1,551,828,446)

Class B	(2,876,603	)(b)	(53,323,410	)(b)	(5,374,410	)(c)	(92,459,113	)(c)	(10,314,145)	(141,793,426)

Class C	(2,039,955)		(37,460,785)		(2,985,220)		(51,124,902)		(5,586,391)	(76,216,147)

Class R	(1,014,756)		(19,041,218)		(1,113,115)		(19,245,650)		(1,842,190)	(26,169,909)

Class Y	(11,159,573)		(212,953,526)		(18,516,612)		(315,105,691)		(25,304,022)	(349,669,633)

Institutional Class	(1,984,713)		(34,810,816)		(35,194)		(592,095)		—	—

Net increase (decrease) in share activity	(6,099,454)		$(115,464,378)		4,524,694		$85,443,912		(64,604,516)	$(762,915,290)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 1% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Includes automatic conversion of 1,450,822 Class B shares into 1,439,377 Class A shares at a value of $27,024,808.
(c)	Includes automatic conversion of 1,668,282 Class B shares into 1,654,934 Class A shares at a value of $28,323,179.

15        Invesco Van Kampen Growth and Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 02/28/11	$16.06	$0.11	$4.43	$4.54	$(0.10)	$—	$(0.10)	$20.50	28.33	%(c)	$4,945,425	0.83	%(d)	0.84	%(d)	1.17	%(d)	13%
Nine months ended 08/31/10	17.19	0.18	(1.13)	(0.95)	(0.18)	—	(0.18)	16.06	(5.60	)(c)	4,122,779	0.74		0.74		1.36		23
Year ended 08/31/09	13.87	0.23	3.34	3.57	(0.25)	—	(0.25)	17.19	26.24	(e)	4,496,159	0.88		0.88		1.58		51
Year ended 08/31/08	22.72	0.33	(7.86)	(7.53)	(0.37)	(0.95)	(1.32)	13.87	(35.05	)(e)	4,416,052	0.79		0.79		1.78		42
Year ended 08/31/07	22.62	0.36	1.21	1.57	(0.39)	(1.08)	(1.47)	22.72	7.26	(e)	7,793,361	0.77		0.77		1.58		26
Year ended 08/31/06	21.72	0.35	2.43	2.78	(0.31)	(1.57)	(1.88)	22.62	13.76	(e)	7,711,863	0.79		0.79		1.66		30
Year ended 08/31/05	19.55	0.26	2.38	2.64	(0.25)	(0.22)	(0.47)	21.72	13.74	(e)	6,439,404	0.80		0.80		1.27		43

Class B
Six months ended 02/28/11	15.93	0.10	4.40	4.50	(0.08)	—	(0.08)	20.35	28.34	(c)(f)	244,494	0.86	(d)(f)	0.87	(d)(f)	1.14	(d)(f)	13
Nine months ended 08/31/10	17.05	0.16	(1.12)	(0.96)	(0.16)	—	(0.16)	15.93	(5.69	)(c)(f)	231,193	0.89	(f)	0.89	(f)	1.21	(f)	23
Year ended 08/31/09	13.76	0.22	3.32	3.54	(0.25)	—	(0.25)	17.05	26.32	(g)(h)	320,577	0.89	(h)	0.89	(h)	1.59	(h)	51
Year ended 08/31/08	22.57	0.32	(7.81)	(7.49)	(0.37)	(0.95)	(1.32)	13.76	(35.09	)(g)(h)	365,277	0.84	(h)	0.84	(h)	1.72	(h)	42
Year ended 08/31/07	22.47	0.34	1.20	1.54	(0.36)	(1.08)	(1.44)	22.57	7.18	(g)(h)	77,759	0.85	(h)	0.85	(h)	1.50	(h)	26
Year ended 08/31/06	21.52	0.34	2.41	2.75	(0.23)	(1.57)	(1.80)	22.47	13.70	(g)(h)	869,869	0.84	(h)	0.84	(h)	1.60	(h)	30
Year ended 08/31/05	19.37	0.10	2.37	2.47	(0.10)	(0.22)	(0.32)	21.52	12.93	(g)	916,588	1.56		1.56		0.50		43

Class C
Six months ended 02/28/11	15.91	0.04	4.38	4.42	(0.03)	—	(0.03)	20.30	27.82	(c)	313,407	1.58	(d)	1.59	(d)	0.42	(d)	13
Nine month ended 08/31/10	17.03	0.08	(1.12)	(1.04)	(0.08)	—	(0.08)	15.91	(6.13	)(c)	269,051	1.49		1.49		0.61		23
Year ended 08/31/09	13.74	0.12	3.32	3.44	(0.15)	—	(0.15)	17.03	25.36	(h)(i)	316,283	1.62	(h)	1.62	(h)	0.84	(h)	51
Year ended 08/31/08	22.53	0.20	(7.81)	(7.61)	(0.23)	(0.95)	(1.18)	13.74	(35.54	)(h)(i)	301,306	1.51	(h)	1.51	(h)	1.06	(h)	42
Year ended 08/31/07	22.43	0.20	1.21	1.41	(0.23)	(1.08)	(1.31)	22.53	6.53	(h)(i)	591,037	1.48	(h)	1.48	(h)	0.87	(h)	26
Year ended 08/31/06	21.56	0.19	2.41	2.60	(0.16)	(1.57)	(1.73)	22.43	12.88	(i)	620,565	1.54		1.54		0.91		30
Year ended 08/31/05	19.41	0.10	2.37	2.47	(0.10)	(0.22)	(0.32)	21.56	12.90	(i)	557,234	1.56		1.56		0.51		43

Class R
Six months ended 02/28/11	16.07	0.08	4.43	4.51	(0.07)	—	(0.07)	20.51	28.16	(c)	159,014	1.08	(d)	1.09	(d)	0.91	(d)	13
Nine months ended 08/31/10	17.19	0.14	(1.11)	(0.97)	(0.15)	—	(0.15)	16.07	(5.72	)(c)	122,188	0.99		0.99		1.11		23
Year ended 08/31/09	13.87	0.18	3.35	3.53	(0.21)	—	(0.21)	17.19	26.00	(j)	107,371	1.13		1.13		1.29		51
Year ended 08/31/08	22.73	0.29	(7.88)	(7.59)	(0.32)	(0.95)	(1.27)	13.87	(35.25	)(j)	78,522	1.04		1.04		1.53		42
Year ended 08/31/07	22.62	0.30	1.22	1.52	(0.33)	(1.08)	(1.41)	22.73	7.03	(j)	140,227	1.02		1.02		1.33		26
Year ended 08/31/06	21.72	0.31	2.42	2.73	(0.26)	(1.57)	(1.83)	22.62	13.48	(j)	128,511	1.04		1.04		1.46		30
Year ended 08/31/05	19.55	0.21	2.38	2.59	(0.20)	(0.22)	(0.42)	21.72	13.46	(j)	45,135	1.05		1.05		1.02		43

Class Yˆ
Six months ended 02/28/11	16.08	0.13	4.43	4.56	(0.12)	—	(0.12)	20.52	28.45	(c)	1,708,408	0.58	(d)	0.59	(d)	1.41	(d)	13
Nine months ended 08/31/10	17.21	0.21	(1.13)	(0.92)	(0.21)	—	(0.21)	16.08	(5.41	)(c)	1,206,652	0.49		0.49		1.61		23
Year ended 08/31/09	13.88	0.26	3.35	3.61	(0.28)	—	(0.28)	17.21	26.60	(k)	1,095,692	0.63		0.63		1.81		51
Year ended 08/31/08	22.74	0.38	(7.87)	(7.49)	(0.42)	(0.95)	(1.37)	13.88	(34.90	)(k)	844,058	0.54		0.54		2.04		42
Year ended 08/31/07	22.63	0.41	1.23	1.64	(0.45)	(1.08)	(1.53)	22.74	7.57	(k)	1,185,286	0.52		0.52		1.83		26
Year ended 08/31/06	21.73	0.41	2.43	2.84	(0.37)	(1.57)	(1.94)	22.63	13.98	(k)	881,182	0.54		0.54		1.92		30
Year ended 08/31/05	19.55	0.28	2.42	2.70	(0.30)	(0.22)	(0.52)	21.73	14.11	(k)	781,610	0.57		0.57		1.41		43

Institutional Class
Six months ended 02/28/11	16.08	0.15	4.43	4.58	(0.12)	—	(0.12)	20.54	28.58	(c)	154,876	0.37	(d)	0.38	(d)	1.63	(d)	13
Nine months ended 08/31/10(l)	16.48	0.05	(0.39)	(0.34)	(0.06)	—	(0.06)	16.08	(2.05	)(c)	41,861	0.45		0.45		1.31		23

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,639,229, $247,128, $296,900, $144,516, $1,506,869 and $86,937 for Class A, Class B, Class C, Class R, Class Y and Institutional Class, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.28% and 0.40% for the six months ended February 28, 2011 and nine months ended August 31, 2010, respectively.

16        Invesco Van Kampen Growth and Income Fund

(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Commencement date of June 1, 2010.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

17        Invesco Van Kampen Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,283.30	$4.70	$1,020.68	$4.16	0.83%

B	1,000.00	1,282.80	4.87	1,020.53	4.31	0.86

C	1,000.00	1,278.80	8.93	1,016.96	7.90	1.58

R	1,000.00	1,281.60	6.11	1,019.44	5.41	1.08

Y	1,000.00	1,284.50	3.29	1,021.92	2.91	0.58

Institutional	1,000.00	1,285.80	2.10	1,022.96	1.86	0.37

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Van Kampen Growth and Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-GRI-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Pennsylvania Tax Free Income Fund

Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: VKMPX ▪ B: VKPAX ▪ C: VKPCX ▪ Y: VKPYX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.98%

Class B Shares	-4.28

Class C Shares	-4.34

Class Y Shares	-3.92

Barclays Capital Municipal Bond Index▼ (Broad Market Index)	-3.51

Barclays Capital Pennsylvania Municipal Index■ (Style-Specific Index)	-3.20

▼Lipper Inc.; ■Invesco, IDC via FactSet Research
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Barclays Capital Pennsylvania Municipal Index tracks the performance of Pennsylvania issued municipal bonds rated at least Baa or BBB by Moody’s or S&P, respectively, with maturities greater than two years.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Pennsylvania Tax Free Income Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

				After Taxes
				on Distributions
		Before	After Taxes on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (5/1/87)		5.65%	5.63%	5.67%

10	Years	3.00	2.98	3.19

5	Years	1.07	1.05	1.54

1	Year	-3.27	-3.27	-0.60

Class B Shares

Inception (5/3/93)		3.86%	3.85%	3.96%

10	Years	2.90	2.88	3.05

5	Years	1.17	1.15	1.57

1	Year	-4.00	-4.00	-1.21

Class C Shares

Inception (8/13/93)		3.30%	3.29%	3.40%

10	Years	2.75	2.73	2.89

5	Years	1.30	1.27	1.64

1	Year	-0.21	-0.21	1.19

Class Y Shares

10	Years	3.52%	3.50%	3.66%

5	Years	2.10	2.08	2.44

1	Year	1.77	1.77	2.82

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

				After Taxes
				on Distributions
		Before	After Taxes on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (5/1/87)		5.68%	5.67%	5.70%

10	Years	3.06	3.04	3.24

5	Years	1.30	1.28	1.73

1	Year	-1.82	-1.82	0.38

Class B Shares

Inception (5/3/93)		3.90%	3.88%	3.98%

10	Years	2.98	2.96	3.11

5	Years	1.39	1.36	1.75

1	Year	-2.43	-2.43	-0.13

Class C Shares

Inception (8/13/93)		3.34%	3.33%	3.44%

10	Years	2.82	2.80	2.95

5	Years	1.53	1.51	1.84

1	Year	1.39	1.39	2.27

Class Y Shares

10	Years	3.59%	3.56%	3.71%

5	Years	2.33	2.30	2.63

1	Year	3.30	3.30	3.84

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen Pennsylvania Tax Free Income Fund. Returns shown above for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco Van Kampen Pennsylvania Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.08%, 1.57%, 1.83% and 0.83%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3 Invesco Van Kampen Pennsylvania Tax Free Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Pennsylvania Tax Free Income Fund

Schedule of Investments

February 28, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.21%
Pennsylvania–92.25%
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB (INS–AMBAC)(a)	5.50%	03/01/20	$1,750	$1,889,195

Series 2011 A, University RB	5.50%	03/01/31	550	555,478

Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	942,220

Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,349,152

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical); Series 2009, RB	5.63%	08/15/39	1,250	1,221,362

Allegheny (County of) Hospital Development Authority (West Pennsylvania Health System); Series 2007 A, RB	5.38%	11/15/40	150	96,663

Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease RB(b)	6.63%	09/01/24	980	829,864

Allegheny (County of) Industrial Development Authority (Residential, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	842,898

Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,099,854

Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (INS–GNMA/FNMA)(a)(b)	5.00%	05/01/35	1,130	1,062,042

Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS–AGL)(a)	5.00%	12/01/33	1,000	995,210

Allegheny Valley Joint School District; Series 2004 A, Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	11/01/28	1,500	1,515,435

Beaver (County of) Pennsylvania; Series 2009, Unlimited Tax GO Bonds (INS–AGM)(a)	5.55%	11/15/31	1,390	1,439,039

Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. First Mortgage RB(b)	6.13%	11/01/34	480	382,445

Berks (County of) Municipal Authority (Albright College); Series 2004, College RB	5.50%	10/01/18	1,895	1,835,535

Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	01/15/26	1,000	1,024,180

Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	5.90%	01/01/27	1,000	917,960

Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,431,900

Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	1,521,880

Centre (County of) Hospital Authority (Mount Nittany Medical Center); Series 2009, Hospital RB (INS–AGL)(a)	6.13%	11/15/39	1,000	1,016,140

Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	479,245

Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	851,004

Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	800	687,336

Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	820,490

Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	873,930

Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,109,810

Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Package RB	6.00%	01/01/25	1,155	900,149

Delaware (City of) River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	971,670

Delaware (County of) Authority (Cabrini College); Series 1999, Unrefunded Balance College RB (INS–RADIAN)(a)	5.75%	07/01/23	220	220,020

Delaware (County of) Authority (Neumann College);
Series 2001, Ref. College RB(c)(d)	6.00%	10/01/11	1,500	1,549,635

Series 2008, College RB	6.25%	10/01/38	500	491,575

Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS–NATL/FGIC)(a)(b)	5.00%	11/01/38	1,500	1,369,110

Delaware (County of) Industrial Development Authority (Philadelphia Suburban Water); Series 2001, Water Facilities RB (INS–AMBAC)(a)(b)	5.35%	10/01/31	2,500	2,485,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Delaware Valley Regional Financial Authority;
Series 2002, Local Government RB	5.75%	07/01/17	$3,535	$3,910,806

Series 2002, Local Government RB	5.75%	07/01/32	2,000	1,988,880

Erie Higher Education Building Authority (Mercyhurst College);
Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,005,580

Series 2008, College RB	5.50%	03/15/38	500	471,190

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	914,700

Greensburg Salem School District; Series 2002, Ref. Unlimited Tax GO Bonds (INS–NATL/FGIC)(a)	5.38%	09/15/17	1,415	1,501,386

Harrisburg Authority; Series 2008, Ref. Water RB	5.25%	07/15/31	1,000	814,220

Lancaster (County of) Hospital Authority (St. Anne’s Home); Series 1999, Health Center RB	6.60%	04/01/24	1,000	913,560

Lebanon (County of) Good Samaritan Hospital Authority (Pleasant View Retirement); Series 2005 A, Health Center RB	5.30%	12/15/26	1,000	857,220

Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB	6.00%	11/01/23	1,760	1,299,760

Lehigh (County of) General Purpose Authority (St. Luke’s Bethlehem); Series 2003, Hospital RB(c)(d)	5.25%	08/15/13	980	1,084,027

Lehigh (County of) Industrial Development Authority (Lifepath, Inc.); Series 1998, Health Facilities RB	6.30%	06/01/28	1,085	800,220

Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Health System RB	5.75%	07/01/39	1,250	1,150,325

Mercer (County of) Pennsylvania; Series 2001, Unlimited Tax GO Bonds (INS–NATL/FGIC)(a)	5.50%	10/01/17	1,095	1,125,463

Monroe (County of) Hospital Authority (Pocono Medical Center);
Series 2003, Hospital RB(c)(d)	6.00%	01/01/14	1,000	1,138,360

Series 2007, Hospital RB	5.13%	01/01/37	1,500	1,321,470

Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital); Series 2002 A, Hospital RB	5.13%	06/01/32	2,100	1,979,229

Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health); Series 1997 A, Health Care RB (INS–AMBAC)(a)	5.25%	10/01/17	1,000	999,980

Montgomery (County of) Industrial Development Authority (Acts Retirement-Life Community); Series 2009 A 1, Retirement Community RB	6.25%	11/15/29	1,000	1,013,280

Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,482,720

Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	500	444,835

Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.13%	02/01/28	1,100	932,965

Series 2005, Mortgage RB	6.25%	02/01/35	750	608,970

Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital); Series 2002 A, RB	5.63%	07/01/32	2,000	1,950,120

Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,040,440

Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	921,850

Series 2010 C, Hospital RB(d)(e)	4.50%	08/15/16	500	504,330

Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, Variable Exempt Facilities RB	7.00%	07/15/39	1,830	1,970,196

Pennsylvania (State of) Economic Development Financing Authority (Colver); Series 2005 G, Ref. Sub. Resource Recovery RB(b)	5.13%	12/01/15	700	657,559

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	1,010,710

Pennsylvania (State of) Economic Development Financing Authority (Reliant Energy); Series 2002 B, Convertible Exempt Facilities RB(b)(c)(d)	6.75%	06/01/11	1,250	1,305,075

Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (LOC–Bank of America N.A.)(b)(f)	5.10%	10/01/27	1,150	1,070,811

Pennsylvania (State of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2005 C, RB(g)	5.00%	07/15/38	4,700	4,728,200

Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB	6.00%	07/01/43	500	470,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2003, RB	5.50%	05/01/34	$1,500	$1,399,530

Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/40	500	452,785

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2002, Unrefunded Balance RB	5.38%	01/01/25	645	654,656

Series 2002, Unrefunded Balance RB	5.50%	01/01/19	355	368,504

Pennsylvania (State of) Turnpike Commission;
Series 2008 B 1, Sub. Turnpike RB	5.50%	06/01/33	1,000	1,007,640

Series 2009 C, Sub. Turnpike RB (INS–AGM)(a)(h)	6.25%	06/01/33	2,000	1,546,200

Series 2009 E, Sub. Turnpike RB(h)	6.38%	12/01/38	1,435	966,171

Series 2010 A 1, Motor License Fund Special Turnpike RB	5.00%	12/01/38	500	485,355

Series 2010 A 2, Motor License Special Turnpike RB(h)	5.50%	12/01/34	750	547,208

Series 2010 B 2, Turnpike RB(h)	5.00%	12/01/30	625	458,975

Series 2010 B 2, Turnpike RB(h)	5.13%	12/01/35	500	338,055

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Chester Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	1,500	1,383,285

Philadelphia (City of) Industrial Development Authority (Mast Charter School); Series 2010, RB	6.00%	08/01/35	700	688,513

Philadelphia (City of) Industrial Development Authority (Please Touch Museum);
Series 2006, RB	5.25%	09/01/31	2,750	2,237,867

Series 2006, RB	5.25%	09/01/36	375	292,676

Philadelphia (City of) Industrial Development Authority;
Series 1990, Commercial Development Remarketing RB(b)	7.75%	12/01/17	2,505	2,506,478

Series 2007 A, RB	5.50%	09/15/37	1,235	963,918

Philadelphia (City of) Municipal Authority (Municipal Services Building Lease);
Series 1990, CAB RB (INS–AGM)(a)(i)	0.00%	03/15/11	3,750	3,748,125

Series 1990, CAB RB (INS–AGM)(a)(i)	0.00%	03/15/12	3,775	3,722,074

Series 1990, CAB RB (INS–AGM)(a)(i)	0.00%	03/15/13	4,400	4,228,268

Philadelphia (City of) School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(a)	5.13%	09/01/23	1,500	1,573,785

Philadelphia (City of);
Series 2005 A, Airport RB (INS–NATL)(a)(b)	5.00%	06/15/25	1,000	946,600

Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGL)(a)	5.50%	08/01/24	2,000	2,149,320

Series 2010 9th, Gas Works RB	5.25%	08/01/40	1,500	1,371,345

Series 2010 C, Water & Wastewater RB (INS–AGM)(a)	5.00%	08/01/35	1,250	1,213,913

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/31	1,000	1,001,450

State Public School Building Authority (Harrisburg School District); Series 2009 A, School RB (INS–AGL)(a)	5.00%	11/15/33	1,000	995,220

Susquehanna Area Regional Airport Authority;
Series 2003 A, Airport System RB (INS–AMBAC)(a)(b)	5.50%	01/01/19	2,500	2,529,225

Series 2003 D, Sub. Airport System RB	5.38%	01/01/18	2,350	2,116,057

Upper St. Clair Township School District; Series 2002, Unlimited Tax GO Bonds (INS–AGM)(a)	5.38%	07/15/17	1,200	1,262,844

Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, RB	5.25%	11/01/30	500	501,045

Washington (County of) Pennsylvania;
Series 2002 A, Unlimited Tax GO Bonds(c)(d)	5.13%	09/01/12	350	374,157

Series 2002 A, Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.13%	09/01/27	1,650	1,655,560

Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB(d)(e)	5.45%	07/01/17	1,495	1,213,940

West Shore Area Authority (Holy Spirit Hospital); Series 2001, RB	6.25%	01/01/32	2,045	2,047,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group);
Series 2005 A, RB	5.75%	01/01/26	$2,500	$2,172,475

Series 2005 A, RB	5.88%	01/01/32	900	729,162

Wilkes Barre Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	782,298

				131,800,108

Guam–1.44%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,221,387

Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	515	455,626

Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	410	378,036

				2,055,049

Puerto Rico–4.76%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	1,000	937,560

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, Power RB	5.25%	07/01/33	1,500	1,357,305

Series 2008 WW, Power RB	5.50%	07/01/21	1,000	1,049,440

Series 2010 XX, Power RB	5.75%	07/01/36	1,000	953,810

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS–AMBAC)(a)	5.50%	07/01/27	600	577,434

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	470	434,948

Series 2010, First Sub. Sales Tax RB(h)	6.25%	08/01/33	1,065	726,809

Series 2010 A, Sales Tax Capital Appreciation Bond RB(i)	0.00%	08/01/34	3,500	762,930

				6,800,236

Virgin Islands–1.76%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	771,128

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien/Working Capital RB	5.00%	10/01/29	500	471,095

Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/25	1,335	1,276,927

				2,519,150

TOTAL INVESTMENTS(j)–100.21% (Cost $147,977,045)				143,174,543
FLOATING RATE NOTE OBLIGATION–(2.19)%(k)
Note with an interest rate of 0.26% at 02/28/2011 and contractual maturity of collateral of 07/15/38 (See Note 1J)				(3,135,000)

OTHER ASSETS LESS LIABILITIES–1.98%				2,836,617

NET ASSETS–100.00%				$142,876,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Pennsylvania Tax Free Income Fund

Investment Abbreviations:

AGL	– Assured Guaranty Ltd.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp. (AMBAC filed for bankruptcy on November 8, 2010)
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bond
FGIC	– Financial Guaranty Insurance Co.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RADIAN	– Radian Asset Assurance
RB	– Revenue Bonds
Ref	– Refunding
Sr.	– Senior
Sub.	– Subordinated

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Zero coupon bond issued at a discount.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	13.40%

American Municipal Bond Assurance Corp.	7.08

(k)	Floating rate note obligation related to a security held. The interest rate shown reflects the rate in effect at February 28, 2011. At February 28, 2011, the Fund’s investment with a value of $4,728,200 is held by the Dealer Trusts and serves as collateral for the $3,135,000 in the floating rate note obligation outstanding at that date.

Top Five Fixed Income Holdings

Philadelphia (City of) Municipal Authority (Municipal Services Building Lease)	$11,698,467	8.2%

Delaware Valley Regional Financial Authority	5,899,686	4.1

Philadelphia (City of)	5,681,178	4.0

Pennsylvania (State of) Turnpike Commission	5,349,604	3.7

Pennsylvania (State of) Higher Educational Facilities Authority (Trustees University of Pennsylvania)	4,728,200	3.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Pennsylvania Tax Free Income Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $147,977,045)	$143,174,543

Receivable for:
Investments sold	2,020,000

Fund shares sold	6,479

Interest	1,872,962

Fund expenses absorbed	9,507

Investment for trustee deferred compensation and retirement plans	1,280

Other assets	333

Total assets	147,085,104

Liabilities:
Floating rate note obligations	3,135,000

Payable for:
Fund shares reacquired	324,811

Amount due custodian	501,350

Dividends	106,186

Accrued fees to affiliates	53,610

Accrued other operating expenses	86,011

Trustee deferred compensation and retirement plans	1,976

Total liabilities	4,208,944

Net assets applicable to shares outstanding	$142,876,160

Net assets consist of:
Shares of beneficial interest	$154,304,904

Undistributed net investment income	189,395

Undistributed net realized gain (loss)	(6,815,637)

Unrealized appreciation (depreciation)	(4,802,502)

$142,876,160

Net Assets:
Class A	$129,483,724

Class B	$3,532,687

Class C	$9,701,809

Class Y	$157,940

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	8,458,493

Class B	230,886

Class C	632,771

Class Y	10,315

Class A:
Net asset value per share	$15.31

Maximum offering price per share (Net asset value of $15.31 divided by 95.25%)	$16.07

Class B:
Net asset value and offering price per share	$15.30

Class C:
Net asset value and offering price per share	$15.33

Class Y:
Net asset value and offering price per share	$15.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Pennsylvania Tax Free Income Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Interest	$4,098,003

Expenses:
Advisory fees	448,614

Administrative services fees	24,795

Custodian fees	3,009

Distribution fees:
Class A	168,018

Class B	5,742

Class C	53,329

Interest, facilities and maintenance fees	14,697

Transfer agent fees	42,798

Trustees’ and officers’ fees and benefits	8,620

Other	35,423

Total expenses	805,045

Less: Expense offset arrangement(s)	(108)

Net expenses	804,937

Net investment income	3,293,066

Net realized gain from investment securities	267,566

Change in net unrealized appreciation (depreciation) of investment securities	(9,930,668)

Net realized and unrealized gain (loss)	(9,663,102)

Net increase (decrease) in net assets resulting from operations	$(6,370,036)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Pennsylvania Tax Free Income Fund

Statements of Changes in Net Assets

For the six months ended February 28, 2011, the eleven months ended August 31, 2010 and the year ended September 30, 2009
(Unaudited)

	For the	For the	For the
	six months ended	eleven months ended	year ended
	February 28,	August 31,	September 30,
	2011	2010	2009

Operations:
Net investment income	$3,293,066	$6,308,398	$6,953,806

Net realized gain (loss)	267,566	911,918	(1,875,518)

Change in net unrealized appreciation (depreciation)	(9,930,668)	2,799,644	12,908,584

Net increase (decrease) in net assets resulting from operations	(6,370,036)	10,019,960	17,986,872

Distributions to shareholders from net investment income:
Class A	(2,909,964)	(5,990,320)	(6,597,361)

Class B	(76,661)	(198,854)	(267,886)

Class C	(189,395)	(325,653)	(216,276)

Class Y	(3,668)	(1,373)	—

Total distributions from net investment income	(3,179,688)	(6,516,200)	(7,081,523)

Share transactions–net:
Class A	(3,324,167)	(2,903,142)	(6,276,311)

Class B	(899,645)	(773,253)	(1,180,437)

Class C	(689,751)	4,017,339	1,739,449

Class Y	874	163,817	—

Net increase (decrease) in net assets resulting from share transactions	(4,912,689)	504,761	(5,717,299)

Net increase (decrease) in net assets	(14,462,413)	4,008,521	5,188,050

Net assets:
Beginning of the period	157,338,573	153,330,052	148,142,002

End of the period (includes undistributed net investment income of $189,395, $76,017 and $275,568, respectively)	$142,876,160	$157,338,573	$153,330,052

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Pennsylvania Tax Free Income Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Pennsylvania Tax Free Income Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010, (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B and Class C shares received Class A, Class B and Class C shares, respectively, of the Fund.
  The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment primarily in a varied portfolio of medium- and lower-grade municipal securities.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert.

12        Invesco Van Kampen Pennsylvania Tax Free Income Fund

Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to

13        Invesco Van Kampen Pennsylvania Tax Free Income Fund

taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invest in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
L.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.60%

Over $500 million	0.50%

14        Invesco Van Kampen Pennsylvania Tax Free Income Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.13%, 1.88%, 1.88% and 0.88% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $0.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $5,407 in front-end sales commissions from the sale of Class A shares and $307, $3,224 and $2,461 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15        Invesco Van Kampen Pennsylvania Tax Free Income Fund

  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$143,174,543	$—	$143,174,543

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $108.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $889 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the period August 31, 2010 to February 28, 2011 were $3,135,000 and 0.95%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2016	$113,623

August 31, 2017	5,935,990

August 31, 2018	1,085,533

Total capital loss carryforward	$7,135,146

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

16        Invesco Van Kampen Pennsylvania Tax Free Income Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $10,945,348 and $15,844,849, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,448,665

Aggregate unrealized (depreciation) of investment securities	(7,315,701)

Net unrealized appreciation (depreciation) of investment securities	$(4,867,036)

Cost of investments for tax purposes is $148,041,579.

NOTE 9—Share Information

	Summary of Share Activity

	For the six months				For the eleven months				For the year ended
	ended February 28,				ended August 31,				September 30,
	2011(a)				2010				2009
	Shares		Amount		Shares		Amount		Shares	Amount

Sold:
Class A	260,849(b	)	$4,145,895(b	)	462,492(c	)	$7,292,351(c	)	624,550	$9,069,094

Class B	4,778		74,628		42,501		666,876		63,620	900,403

Class C	55,452		883,196		275,203		4,345,188		163,118	2,375,341

Class Y	—		—		10,234		163,408		—	—

Issued as reinvestment of dividends:
Class A	117,040		1,832,398		293,314		4,635,383		349,405	5,048,650

Class B	2,969		46,370		10,806		170,137		15,260	219,136

Class C	8,171		128,330		15,684		248,771		10,533	153,108

Class Y	56		874		25		409		—	—

Reacquired:
Class A	(599,574)		(9,302,460)		(938,577)		(14,830,876)		(1,424,586)	(20,394,055)

Class B	(65,288	)(b)	(1,020,643	)(b)	(102,344	)(c)	(1,610,266	)(c)	(159,949)	(2,299,976)

Class C	(110,188)		(1,701,277)		(36,252)		(576,620)		(56,561)	(789,000)

Net increase (decrease) in share activity	(325,735)		$(4,912,689)		33,086		$504,761		(414,610)	$(5,717,299)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Includes automatic conversion of 36,365 Class B shares into 36,232 Class A shares at a value of $567,376.
(c)	Includes automatic conversion of 42,014 Class B shares into 41,896 Class A shares at a value of $663,119.

17        Invesco Van Kampen Pennsylvania Tax Free Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

																	Supplemental
																	ratio: Ratio of
													Ratio of				expenses to
													expenses				average net
				Net gains									to average		Ratio of net		assets
	Net asset			(losses) on		Dividends	Distributions						net assets		investment		(excluding
	value,	Net		securities (both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		income to		interest,
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		average		facilities and		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	return		(000’s omitted)	absorbed		net assets		maintenance fees)(l)		turnover(a)

Class A
Six months ended 02/28/11	$16.29	$0.35	(b)	$(0.99)	$(0.64)	$(0.34)	$0.00	$(0.34)	$15.31	(3.98	)%(c)	$129,484	1.02	%(d)	4.46	%(d)	1.00	%(d)	7%
Period ended 08/31/10	15.93	0.66	(b)	0.38	1.04	(0.68)	0.00	(0.68)	16.29	6.74	(c)	141,406	1.14		4.54		1.10		15
Year ended 09/30/09	14.76	0.73	(b)	1.18	1.91	(0.74)	0.00	(0.74)	15.93	13.60	(e)	141,191	1.21		5.05		1.13		17
Year ended 09/30/08	16.84	0.72	(b)	(2.03)	(1.31)	(0.73)	(0.04)	(0.77)	14.76	(8.02	)(e)	137,435	1.32		4.43		1.06		25
Year ended 09/30/07	17.43	0.70	(b)	(0.53)	0.17	(0.68)	(0.08)	(0.76)	16.84	0.95	(e)	160,539	1.44		4.08		1.08		25
Year ended 09/30/06	17.44	0.69	(b)	0.04	0.73	(0.68)	(0.06)	(0.74)	17.43	4.39	(e)	170,102	1.06		4.02		1.06		28
Year ended 09/30/05	17.41	0.70		0.04	0.74	(0.71)	0.00	(0.71)	17.44	4.30	(e)	176,330	1.09		3.98		1.09		24

Class B
Six months ended 02/28/11	16.23	0.34	(b)	(0.98)	(0.64)	(0.29)	0.00	(0.29)	15.30	(3.96	)(c)(f)	3,533	1.05	(d)(f)	4.43	(d)(f)	1.03	(d)(f)	7
Period ended 08/31/10	15.89	0.59	(b)	0.38	0.97	(0.63)	0.00	(0.63)	16.23	6.27	(c)(f)	4,682	1.64	(f)	4.05	(f)	1.60	(f)	15
Year ended 09/30/09	14.72	0.68	(b)	1.18	1.86	(0.69)	0.00	(0.69)	15.89	13.21	(g)(h)	5,364	1.57	(h)	4.70	(h)	1.49	(h)	17
Year ended 09/30/08	16.78	0.63	(b)	(2.01)	(1.38)	(0.64)	(0.04)	(0.68)	14.72	(8.46	)(g)(h)	6,161	1.81	(h)	3.94	(h)	1.55	(h)	25
Year ended 09/30/07	17.38	0.57	(b)	(0.54)	0.03	(0.55)	(0.08)	(0.63)	16.78	0.20	(g)	8,919	2.19		3.32		1.83		25
Year ended 09/30/06	17.38	0.57	(b)	0.05	0.62	(0.56)	(0.06)	(0.62)	17.38	3.63	(g)	12,180	1.81		3.26		1.81		28
Year ended 09/30/05	17.36	0.55		0.05	0.60	(0.58)	0.00	(0.58)	17.38	3.50	(g)	15,840	1.83		3.23		1.83		24

Class C
Six months ended 02/28/11	16.31	0.29	(b)	(0.99)	(0.70)	(0.28)	0.00	(0.28)	15.33	(4.34	)(c)	9,702	1.77	(d)	3.71	(d)	1.75	(d)	7
Period ended 08/31/10	15.95	0.55	(b)	0.38	0.93	(0.57)	0.00	(0.57)	16.31	6.01	(c)	11,083	1.89		3.79		1.85		15
Year ended 09/30/09	14.78	0.62	(b)	1.18	1.80	(0.63)	0.00	(0.63)	15.95	12.74	(i)	6,776	1.96		4.28		1.89		17
Year ended 09/30/08	16.86	0.59	(b)	(2.02)	(1.43)	(0.61)	(0.04)	(0.65)	14.78	(8.71	)(i)	4,546	2.07		3.68		1.81		25
Year ended 09/30/07	17.45	0.58	(b)	(0.54)	0.04	(0.55)	(0.08)	(0.63)	16.86	0.19	(i)	4,793	2.19		3.33		1.83		25
Year ended 09/30/06	17.45	0.57	(b)	0.05	0.62	(0.56)	(0.06)	(0.62)	17.45	3.68	(h)(i)	5,185	1.80	(h)	3.27	(h)	1.80	(h)	28
Year ended 09/30/05	17.41	0.58		0.04	0.62	(0.58)	0.00	(0.58)	17.45	3.60	(h)(i)	5,228	1.75	(h)	3.31	(h)	1.75	(h)	24

Class Y
Six months ended 02/28/11	16.30	0.37	(b)	(1.00)	(0.63)	(0.36)	0.00	(0.36)	15.31	(3.92	)(c)	158	0.77	(d)	4.71	(d)	0.75	(d)	7
Period ended 08/31/10(j)	15.94	0.19	(b)	0.36	0.55	(0.19)	0.00	(0.19)	16.30	3.49	(c)	167	0.85(k	)	4.75(k	)	0.81(k	)	15

(a)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $135,745, $4,122, $10,749 and $162 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.28% for the six months ended February 28, 2011 and 0.74% for the period ended August 31, 2010.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	Commencement date of June 1, 2010.
(k)	Annualized.
(l)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.

18        Invesco Van Kampen Pennsylvania Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$960.20	$4.86	$1,019.84	$5.01	1.00%

B	1,000.00	957.20	5.00	1,019.69	5.16	1.03

C	1,000.00	956.60	8.49	1,016.12	8.75	1.75

Y	1,000.00	960.80	3.65	1,021.08	3.76	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19        Invesco Van Kampen Pennsylvania Tax Fee Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-PTFI-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Small Cap Growth Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: VASCX ▪ B: VBSCX ▪ C: VCSCX ▪ Y: VISCX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	37.07%

Class B Shares	37.16

Class C Shares	36.54

Class Y Shares	37.33

S&P 500 Index▼ (Broad Market Index)	27.73

Russell 2000 Growth Index▼ (Style-Specific Index)	40.76

Lipper Small-Cap Growth Funds Index▼ (Peer Group Index)	37.82

▼	Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Small Cap Growth Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (11/27/00)		1.82%

10	Years	4.06

5	Years	3.59

1	Year	26.37

Class B Shares

Inception (11/27/00)		1.81%

10	Years	4.04

5	Years	3.94

1	Year	28.41

Class C Shares

Inception (11/27/00)		1.62%

10	Years	3.88

5	Years	3.98

1	Year	31.61

Class Y Shares

Inception (2/2/06)		5.14%

5	Years	5.05

1	Year	34.00
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Growth Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Small Cap Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/27/00)		1.07%

10	Years	0.31

5	Years	3.86

1	Year	17.11

Class B Shares

Inception (11/27/00)		1.06%

10	Years	0.31

5	Years	4.16

1	Year	18.72

Class C Shares

Inception (11/27/00)		0.88%

10	Years	0.14

5	Years	4.26

1	Year	21.90

Class Y Shares

Inception (2/2/06)		3.68%

1	Year	24.20

     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.38%, 1.66%, 2.13% and 1.13%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.39%, 1.67%, 2.14% and 1.14%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3 Invesco Van Kampen Small Cap Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.” Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Small Cap Growth Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.19%
Advertising–0.52%
National CineMedia, Inc.	370,043	$6,990,112

Aerospace & Defense–2.09%
Aerovironment, Inc.(b)	236,510	6,861,155

Esterline Technologies Corp(b)	199,949	14,310,350

TransDigm Group, Inc.(b)	85,722	6,890,334

		28,061,839

Air Freight & Logistics–0.65%
UTi Worldwide, Inc.	440,165	8,759,284

Alternative Carriers–0.78%
AboveNet, Inc.(b)	160,780	10,433,014

Apparel Retail–1.20%
DSW Inc.–Class A(b)(c)	219,281	8,905,001

Foot Locker, Inc.	367,354	7,299,324

		16,204,325

Apparel, Accessories & Luxury Goods–1.39%
Maidenform Brands, Inc.(b)	437,948	11,885,909

Warnaco Group, Inc. (The)(b)	115,788	6,797,913

		18,683,822

Application Software–6.94%
AsiaInfo-Linkage Inc.(b)	234,707	4,776,287

Bottomline Technologies, Inc.(b)	336,734	7,445,189

Cadence Design Systems, Inc.(b)	1,031,880	10,267,206

Compuware Corp.(b)	933,194	10,507,764

Informatica Corp.(b)	189,984	8,931,148

Netscout Systems, Inc.(b)	409,352	10,229,707

Parametric Technology Corp.(b)	436,739	10,350,714

SS&C Techonologies Holdings, Inc.(b)	291,181	5,704,236

SuccessFactors, Inc.(b)	192,758	6,921,940

Taleo Corp.–Class A(b)	211,594	6,832,370

TIBCO Software Inc.(b)	462,164	11,378,478

		93,345,039

Asset Management & Custody Banks–0.79%
Affiliated Managers Group, Inc.(b)	99,099	10,578,818

Auto Parts & Equipment–1.09%
Modine Manufacturing Co.(b)	322,147	4,767,776

TRW Automotive Holdings Corp.(b)	174,152	9,891,833

		14,659,609

Automotive Retail–0.65%
Asbury Automotive Group, Inc.(b)	470,448	8,679,766

Biotechnology–2.38%
Acorda Therapeutics, Inc.(b)	217,238	4,555,481

BioMarin Pharmaceutical Inc.(b)	385,566	9,430,944

Incyte Corp.(b)	489,009	6,689,643

United Therapeutics Corp.(b)	167,411	11,288,524

		31,964,592

Building Products–0.76%
Owens Corning(b)	284,699	10,172,295

Coal & Consumable Fuels–0.39%
International Coal Group, Inc.(b)	528,582	5,217,104

Communications Equipment–3.40%
Acme Packet, Inc.(b)	92,249	6,940,815

Aruba Networks, Inc.(b)	227,442	6,925,609

Ciena Corp.(b)	420,635	11,596,907

Finisar Corp.(b)	249,120	10,218,902

Polycom, Inc.(b)	211,214	10,096,029

		45,778,262

Computer & Electronics Retail–0.76%
hhgregg, Inc.(b)(c)	251,634	3,734,248

RadioShack Corp.	438,247	6,486,056

		10,220,304

Construction & Farm Machinery & Heavy Trucks–1.62%
AGCO Corp.(b)	191,628	10,497,382

ArvinMeritor, Inc.(b)	628,801	11,268,114

		21,765,496

Data Processing & Outsourced Services–1.92%
Cardtronics, Inc.(b)	370,085	7,013,111

VeriFone Systems, Inc.(b)	189,305	8,602,019

Wright Express Corp.(b)	199,671	10,183,221

		25,798,351

Distributors–0.62%
LKQ Corp.(b)	351,682	8,355,964

Diversified Chemicals–0.47%
Solutia Inc.(b)	272,075	6,314,861

Electric Utilities–0.71%
ITC Holdings Corp.	138,614	9,501,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Small Cap Growth Fund

	Shares	Value

Electrical Components & Equipment–2.33%
EnerSys(b)	198,721	$7,054,596

Fushi Copperweld, Inc.(b)(c)	499,106	4,856,301

GrafTech International Ltd.(b)	387,332	7,750,513

Regal-Beloit Corp.	159,611	11,643,623

		31,305,033

Electronic Equipment & Instruments–1.77%
Checkpoint Systems, Inc.(b)	451,113	9,825,241

Coherent, Inc.(b)	226,794	14,004,530

		23,829,771

Electronic Manufacturing Services–0.87%
Fabrinet(b)(c)	169,791	4,962,991

Plexus Corp.(b)	213,301	6,704,050

		11,667,041

Environmental & Facilities Services–1.39%
IESI-BFC, Ltd. (Canada)	289,962	7,214,254

Waste Connections, Inc.	396,607	11,497,637

		18,711,891

Fertilizers & Agricultural Chemicals–0.65%
Intrepid Potash, Inc.(b)(c)	226,183	8,730,664

Footwear–1.39%
Deckers Outdoor Corp.(b)	82,188	7,250,625

Steven Madden, Ltd.(b)	266,653	11,503,411

		18,754,036

General Merchandise Stores–0.50%
Fred’s, Inc.	490,871	6,764,202

Health Care Distributors–0.75%
PSS World Medical, Inc.(b)	390,161	10,151,989

Health Care Equipment–5.57%
American Medical Systems Holdings, Inc.(b)	612,042	13,409,840

Arthrocare Corp.(b)	339,513	11,709,803

Conceptus Inc.(b)	187,287	2,633,255

HeartWare International Inc.(b)	51,732	4,349,627

Masimo Corp.(b)	150,376	4,532,333

NuVasive, Inc.(b)(c)	232,125	6,204,701

Sirona Dental Systems, Inc.(b)	198,044	9,993,300

Thoratec Corp.(b)	271,526	7,570,145

Tornier N.V. (Netherlands)(b)(c)	371,396	6,822,545

Volcano Corp.(b)	294,682	7,732,456

		74,958,005

Health Care Facilities–1.87%
Brookdale Senior Living, Inc.(b)	492,317	13,238,404

Health Management Associates, Inc.–Class A(b)	1,195,052	11,950,520

		25,188,924

Health Care Services–2.12%
ExamWorks Group, Inc.(b)	293,422	6,182,401

Gentiva Health Services, Inc.(b)	342,081	9,656,947

HMS Holdings Corp.(b)	131,460	9,933,118

MEDNAX, Inc.(b)	43,285	2,810,495

		28,582,961

Health Care Supplies–1.15%
Align Technology, Inc.(b)	507,107	10,573,181

Cooper Cos., Inc. (The)	78,537	4,855,157

		15,428,338

Health Care Technology–0.11%
MedAssets, Inc.(b)	105,405	1,493,589

Homebuilding–0.67%
Meritage Homes Corp.(b)	351,656	9,076,241

Housewares & Specialties–1.61%
Jarden Corp.	345,213	11,347,151

Tupperware Brands Corp.	191,491	10,273,492

		21,620,643

Human Resource & Employment Services–0.67%
SFN Group, Inc.(b)	650,855	9,001,325

Industrial Machinery–1.73%
Actuant Corp.–Class A	396,207	11,212,658

Albany International Corp.	38,871	946,898

CLARCOR, Inc.	271,228	11,158,320

		23,317,876

Internet Retail–0.51%
Shutterfly, Inc.(b)	162,176	6,924,915

Internet Software & Services–2.01%
comScore Inc.(b)	238,888	6,576,587

Open Text Corp. (Canada)(b)	134,692	7,936,052

SAVVIS, Inc.(b)	308,741	10,030,995

Velti PLC (Ireland)(b)(c)	186,124	2,520,119

		27,063,753

Investment Banking & Brokerage–1.33%
Knight Capital Group, Inc., Class A(b)	483,240	6,770,193

Stifel Financial Corp.(b)	155,491	11,154,924

		17,925,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Small Cap Growth Fund

	Shares	Value

IT Consulting & Other Services–1.13%
Acxiom Corp.(b)	595,631	$10,209,115

Sapient Corp.(b)	418,870	4,963,610

		15,172,725

Life Sciences Tools & Services–1.74%
Bruker Corp.(b)	630,379	12,096,973

Parexel International Corp.(b)	484,598	11,373,515

		23,470,488

Managed Health Care–0.74%
Health Net Inc.(b)	339,059	9,975,116

Marine–0.55%
Kirby Corp.(b)	134,452	7,440,574

Metal & Glass Containers–0.76%
Greif, Inc.–Class A	159,057	10,284,626

Office Services & Supplies–0.09%
Interface, Inc.–Class A	73,822	1,230,613

Oil & Gas Drilling–0.53%
Atwood Oceanics, Inc.(b)	157,279	7,159,340

Oil & Gas Equipment & Services–1.63%
Oil States International, Inc.(b)	157,813	11,487,208

Superior Energy Services, Inc.(b)	271,825	10,413,616

		21,900,824

Oil & Gas Exploration & Production–3.16%
Approach Resources Inc.(b)	163,640	5,326,482

Brigham Exploration Co.(b)	290,142	10,613,394

Gulfport Energy Corp.(b)	180,522	5,341,646

Kodiak Oil & Gas Corp. (Canada)(b)(c)	929,831	7,038,821

Rosetta Resources, Inc.(b)	164,864	7,478,231

Whiting Petroleum Corp.(b)	102,620	6,705,191

		42,503,765

Oil & Gas Refining & Marketing–1.36%
Holly Corp.(c)	120,822	6,903,769

World Fuel Services Corp.	276,126	11,442,662

		18,346,431

Packaged Foods & Meats–0.63%
Diamond Foods, Inc.(c)	165,118	8,412,762

Paper Packaging–1.23%
Packaging Corp. of America	343,127	9,878,626

Rock-Tenn Co., Class A(c)	96,394	6,617,448

		16,496,074

Paper Products–0.24%
Domtar Corp.(b)	37,239	3,254,689

Personal Products–0.97%
Elizabeth Arden, Inc.(b)	338,541	9,848,158

Inter Parfums, Inc.	178,413	3,223,923

		13,072,081

Pharmaceuticals–1.73%
Auxilium Pharmaceuticals, Inc.(b)(c)	276,438	6,211,562

Medicis Pharmaceutical Corp.–Class A	366,753	11,769,104

Salix Pharmaceuticals Ltd.(b)	158,596	5,287,590

		23,268,256

Precious Metals & Minerals–0.37%
Stillwater Mining Co.(b)	208,512	4,977,181

Property & Casualty Insurance–0.79%
ProAssurance Corp.(b)	166,938	10,572,184

Regional Banks–0.98%
SVB Financial Group(b)	243,532	13,194,564

Research & Consulting Services–0.68%
Resources Connection, Inc.	476,386	9,189,486

Restaurants–1.27%
BJ’s Restaurants, Inc.(b)(c)	191,491	6,884,101

Buffalo Wild Wings Inc.(b)	192,397	10,195,117

		17,079,218

Semiconductor Equipment–1.65%
Cymer, Inc.(b)	208,260	10,537,956

Teradyne, Inc.(b)	622,162	11,590,878

		22,128,834

Semiconductors–5.71%
Atmel Corp.(b)	441,396	6,479,693

Cavium Networks, Inc.(b)	159,404	6,883,065

Cirrus Logic, Inc.(b)	374,872	8,753,261

Cypress Semiconductor Corp.(b)	463,455	9,714,017

Microsemi Corp.(b)	514,841	11,341,947

Netlogic Microsystems Inc.(b)	221,756	9,178,481

OmniVision Technologies, Inc.(b)	184,453	5,647,951

RF Micro Devices, Inc.(b)	1,305,655	9,792,412

TriQuint Semiconductor, Inc.(b)	632,474	9,012,755

		76,803,582

Specialty Chemicals–2.06%
Cytec Industries, Inc.	205,433	11,674,757

Rockwood Holdings, Inc.(b)	249,159	11,598,352

Stepan Co.	62,590	4,393,192

		27,666,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Small Cap Growth Fund

	Shares	Value

Specialty Stores–1.96%
Signet Jewelers Ltd. (Bermuda)(b)	199,347	$8,745,353

Tractor Supply Co.	196,082	10,209,990

Ulta Salon, Cosmetics & Fragrance, Inc.(b)	177,427	7,404,028

		26,359,371

Systems Software–3.24%
Ariba Inc.(b)	231,546	7,166,349

CommVault Systems, Inc.(b)	288,406	10,535,471

Fortinet, Inc.(b)	118,654	4,845,830

MICROS Systems, Inc.(b)	217,791	10,375,563

Rovi Corp.(b)	191,110	10,591,316

		43,514,529

Tires & Rubber–0.50%
Cooper Tire & Rubber Co.	287,355	6,741,348

Trucking–1.36%
Landstar System, Inc.	262,915	11,691,830

Werner Enterprises, Inc.	280,894	6,615,054

		18,306,884

Total Common Stocks & Other Equity Interests (Cost $991,102,803)		1,280,503,007

Money Market Funds–5.30%
Liquid Assets Portfolio–Institutional Class(d)	35,653,651	35,653,651

Premier Portfolio–Institutional Class(d)	35,653,652	35,653,652

Total Money Market Funds (Cost $71,307,303)		71,307,303

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.49% (Cost $1,062,410,106)		1,351,810,310

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.98%
Liquid Assets Portfolio–Institutional Class(d)(e) (Cost $40,034,635)	40,034,635	40,034,635

TOTAL INVESTMENTS–103.47% (Cost $1,102,444,741)		1,391,844,945

OTHER ASSETS LESS LIABILITIES–(3.47)%		(46,633,560)

NET ASSETS–100.00%		$1,345,211,385

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2011.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on net assets as of February 28, 2011

Information Technology	28.1%

Health Care	18.2

Consumer Discretionary	14.6

Industrials	13.9

Energy	7.1

Materials	5.8

Financials	4.4

Consumer Staples	1.6

Telecommunication Services	0.8

Utilities	0.7

Money Market Funds Plus Other Assets Less Liabilities	4.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Small Cap Growth Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $991,102,803)*	$1,280,503,007

Investments in affiliated money market funds, at value and cost	111,341,938

Total investments, at value (Cost $1,102,444,741)	1,391,844,945

Receivable for:
Investments sold	14,854,444

Fund shares sold	4,316,657

Dividends	144,230

Fund expenses absorbed	9,871

Investment for trustee deferred compensation and retirement plans	2,474

Other assets	40,683

Total assets	1,411,213,304

Liabilities:
Payable for:
Investments purchased	20,893,858

Fund shares reacquired	3,831,037

Collateral upon return of securities loaned	40,034,635

Accrued fees to affiliates	1,114,890

Accrued other operating expenses	120,260

Trustee deferred compensation and retirement plans	7,239

Total liabilities	66,001,919

Net assets applicable to shares outstanding	$1,345,211,385

Net assets consist of:
Shares of beneficial interest	$1,016,954,804

Undistributed net investment income (loss)	(5,569,127)

Undistributed net realized gain	44,425,504

Unrealized appreciation	289,400,204

$1,345,211,385

Net Assets:
Class A	$946,665,172

Class B	$23,154,239

Class C	$65,849,148

Class Y	$309,542,826

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	79,045,433

Class B	2,064,338

Class C	5,949,956

Class Y	25,495,476

Class A:
Net asset value per share	$11.98

Maximum offering price per share
(Net asset value of $11.98 divided by 5.50%)	$12.68

Class B:
Net asset value and offering price per share	$11.22

Class C:
Net asset value and offering price per share	$11.07

Class Y:
Net asset value and offering price per share	$12.14

*	At February 28, 2011, securities with an aggregate value of $39,114,881 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Small Cap Growth Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $17,009)	$2,196,013

Dividends from affiliated money market funds (includes securities lending income of $77,566)	132,720

Total investment income	2,328,733

Expenses:
Advisory fees	4,497,834

Administrative services fees	150,443

Custodian fees	17,829

Distribution fees:
Class A	1,050,437

Class B	35,794

Class C	283,179

Transfer agent fees	1,790,618

Trustees’ and officers’ fees and benefits	20,004

Other	118,036

Total expenses	7,964,174

Less: Fees waived and/or expenses reimbursed	(66,314)

Net expenses	7,897,860

Net investment income (loss)	(5,569,127)

Net realized gain from investment securities	82,446,497

Change in net unrealized appreciation of investment securities	284,261,049

Net realized and unrealized gain	366,707,546

Net increase in net assets resulting from operations	$361,138,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011, the five months ended August 31, 2010 and the year ended March 31, 2010
(Unaudited)

	For the	For the	For the
	six months ended	five months ended	year ended
	February 28,	August 31,	March 31,
	2011	2010	2010

Operations:
Net investment income (loss)	$(5,569,127)	$(4,614,297)	$(8,825,452)

Net realized gain	82,446,497	69,715,541	92,171,919

Change in net unrealized appreciation (depreciation)	284,261,049	(165,915,054)	192,170,825

Net increase (decrease) in net assets resulting from operations	361,138,419	(100,813,810)	275,517,292

Share transactions–net:
Class A	(2,726,578)	13,649,587	153,506,328

Class B	(2,922,955)	(1,894,281)	(6,353,547)

Class C	(6,463,930)	(3,031,745)	6,844,322

Class Y	32,204,962	(46,191,056)	117,434,920

Net increase (decrease) in net assets resulting from share transactions	20,091,499	(37,467,495)	271,432,023

Net increase (decrease) in net assets	381,229,918	(138,281,305)	546,949,315

Net assets:
Beginning of period	963,981,467	1,102,262,772	555,313,457

End of period (includes undistributed net investment income (loss) of $(5,569,127), $0, and $(231,253) respectively)	$1,345,211,385	$963,981,467	$1,102,262,772

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Small Cap Growth Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Small Cap Growth Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

11        Invesco Van Kampen Small Cap Growth Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

12        Invesco Van Kampen Small Cap Growth Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.80%

Next $500 million	0.75%

Over $1.0 billion	0.70%

13        Invesco Van Kampen Small Cap Growth Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.38%, 2.13%, 2.13% and 1.13%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $65,436.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $22,800 in front-end sales commissions from the sale of Class A shares and $1,953, $14,910 and $2,876 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

14        Invesco Van Kampen Small Cap Growth Fund

  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,391,844,945	$—	$—	$1,391,844,945

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $878.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $1,713 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $36,401,316 of capital loss carryforward in the fiscal year ending August 31, 2011.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$36,401,316

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $687,329,517 and $681,249,194, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$300,946,565

Aggregate unrealized (depreciation) of investment securities	(13,166,038)

Net unrealized appreciation of investment securities	$287,780,527

Cost of investments for tax purposes is $1,104,064,418.

15        Invesco Van Kampen Small Cap Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended				Five months ended				Year ended
	February 28, 2011(a)				August 31, 2010				March 31, 2010
	Shares		Amount		Shares		Amount		Shares	Amount

Sold:
Class A	13,153,267	(b)	$141,583,173	(b)	12,491,916	(b)	$117,534,320	(b)	46,177,393	$374,644,838

Class B	80,517		772,039		160,701		1,436,516		600,025	4,541,319

Class C	415,836		4,160,321		417,676		3,715,035		2,604,739	19,506,872

Class Y	5,139,594		55,912,547		2,430,630		23,295,049		21,184,423	175,208,673

Reacquired:(c)
Class A	(13,262,436)		(144,309,751)		(11,170,029)		(103,884,733)		(26,403,632)	(221,138,510)

Class B	(368,171	)(b)	(3,694,994	)(b)	(375,529	)(b)	(3,330,797	)(b)	(1,417,790)	(10,894,866)

Class C	(1,092,384)		(10,624,251)		(775,941)		(6,746,780)		(1,630,764)	(12,662,550)

Class Y	(2,212,421)		(23,707,585)		(7,352,354)		(69,486,105)		(6,790,411)	(57,773,753)

Net increase (decrease) in share activity	1,853,802		$20,091,499		(4,172,930)		$(37,467,495)		34,323,983	$271,432,023

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 140,297 Class B shares into 131,434 Class A shares at a value of $1,425,998 for the period ended February 28, 2011 and automatic conversion of 225,007 Class B shares into 210,988 Class A shares at a value of $1,929,978 for the period ended August 31, 2010.
(c)	Net of redemption fees of $12,945 and $7,585 allocated among the classes based on relative net assets of each class for periods ended February 28, 2011 and August 31, 2010, respectively.

16        Invesco Van Kampen Small Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

																		Ratio of
																		net
												Ratio of						investment
												expenses		Ratio of				income to
												to average		expenses				average
			Net gains									net assets		to average net				net assets
			(losses) on									with fee		assets without		Ratio of net		without fee
	Net asset		securities		Dividends							waivers		fee waivers		investment		waivers
	value,	Net	(both	Total from	from net	Distributions		Net asset			Net assets,	and/or		and/or		income to		and/or
	beginning	investment	realized and	investment	investment	from net	Total	value, end	Total		end of period	expenses		expenses		average		expenses		Portfolio
	of period	income(a)	unrealized)	operations	income	realized gains	Distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		absorbed		turnover(d)

Class A
Six months ended 02/28/11	$8.74	$(0.05)	$3.29	$3.24	$—	$—	$—	$11.98	37.07	%(b)	$946,665	1.36	%(c)	1.37	%(c)	(0.96	)%(c)	(0.97	)%(c)	62%
Five months ended 08/31/10	9.62	(0.04)	(0.84)	(0.88)	—	—	—	8.74	(9.15	)(b)	691,433	1.34		1.34		(1.04)		(1.04)		63
Year ended 03/31/10	6.93	(0.09)	2.78	2.69	—	—	—	9.62	38.82	(e)	748,998	1.39		1.39		(1.04)		(1.04)		234
Year ended 03/31/09	10.15	(0.09)	(3.13)	(3.22)	—	—	—	6.93	(31.72	)(e)	402,611	1.40		1.40		(1.00)		(1.00)		219
Year ended 03/31/08	10.70	(0.10)	0.29	0.19	—	(0.74)	(0.74)	10.15	0.79	(e)	317,560	1.38		1.38		(0.92)		(0.92)		194
Year ended 03/31/07	10.80	(0.09)	(0.01)	(0.10)	—	—	—	10.70	(0.83	)(e)	226,581	1.47		1.47		(0.92)		(0.92)		321
Year ended 03/31/06	7.98	(0.10)	2.92	2.82	—	—	—	10.80	35.21	(e)	146,934	1.61	(f)	1.63	(f)	(1.06)		(1.09)		277

Class B
Six months ended 02/28/11	8.18	(0.05)	3.09	3.04	—	—	—	11.22	37.16	(b)(h)	23,154	1.43	(c)(h)	1.44	(c)(h)	(1.04	)(c)(h)	(1.05	)%(c)(h)	62
Five months ended 08/31/10	9.03	(0.05)	(0.80)	(0.85)	—	—	—	8.18	(9.14	)(b)(h)	19,249	1.63	(h)	1.63	(h)	(1.33	)(h)	(1.33	)(h)	63
Year ended 03/31/10	6.51	(0.09)	2.61	2.52	—	—	—	9.03	38.71	(g)(i)	23,169	1.53	(i)	1.53	(i)	(1.19	)(i)	(1.19	)(i)	234
Year ended 03/31/09	9.59	(0.14)	(2.94)	(3.08)	—	—	—	6.51	(32.12	)(g)(i)	22,044	2.04	(i)	2.04	(i)	(1.65	)(i)	(1.65	)(i)	219
Year ended 03/31/08	10.22	(0.18)	0.29	0.11	—	(0.74)	(0.74)	9.59	0.03	(g)	42,722	2.14		2.14		(1.68)		(1.68)		194
Year ended 03/31/07	10.39	(0.16)	(0.01)	(0.17)	—	—	—	10.22	(1.64	)(g)	50,593	2.22		2.22		(1.68)		(1.68)		321
Year ended 03/31/06	7.74	(0.16)	2.81	2.65	—	—	—	10.39	34.24	(g)	59,106	2.36	(f)	2.39	(f)	(1.83)		(1.86)		277

Class C
Six months ended 02/28/11	8.10	(0.08)	3.05	2.97	—	—	—	11.07	36.67	(b)(l)	65,849	2.04	(c)(l)	2.05	(c)(l)	(1.65	)(c)(l)	(1.66	)%(c)(l)	62
Five months ended 08/31/10	8.95	(0.07)	(0.78)	(0.85)	—	—	—	8.10	(9.50	)(b)	53,673	2.09		2.09		(1.79)		(1.79)		63
Year ended 03/31/10	6.50	(0.14)	2.59	2.45	—	—	—	8.95	37.69	(j)	62,523	2.14		2.14		(1.79)		(1.79)		234
Year ended 03/31/09	9.58	(0.14)	(2.94)	(3.08)	—	—	—	6.50	(32.15	)(j)	39,064	2.14		2.14		(1.75)		(1.75)		219
Year ended 03/31/08	10.21	(0.18)	0.29	0.11	—	(0.74)	(0.74)	9.58	0.03	(j)	42,395	2.14		2.14		(1.67)		(1.67)		194
Year ended 03/31/07	10.38	(0.16)	(0.01)	(0.17)	—	—	—	10.21	(1.64	)(j)	31,672	2.22		2.22		(1.68)		(1.68)		321
Year ended 03/31/06	7.73	(0.16)	2.81	2.65	—	—	—	10.38	34.28	(j)	27,995	2.36	(f)	2.39	(f)	(1.83)		(1.86)		277

Class Yˆ
Six months ended 02/28/11	8.84	(0.04)	3.34	3.30	—	—	—	12.14	37.33	(b)	309,543	1.11	(c)	1.12	(c)	(0.71	)(c)	(0.72	)%(c)	62
Five months ended 08/31/10	9.73	(0.03)	(0.86)	(0.89)	—	—	—	8.84	(9.15	)(b)	199,603	1.09		1.09		(0.80)		(0.80)		63
Year ended 03/31/10	6.99	(0.06)	2.80	2.74	—	—	—	9.73	39.20	(k)	267,593	1.14		1.14		(0.76)		(0.76)		234
Year ended 03/31/09	10.20	(0.07)	(3.14)	(3.21)	—	—	—	6.99	(31.47	)(k)	91,594	1.15		1.15		(0.75)		(0.75)		219
Year ended 03/31/08	10.74	(0.07)	0.27	0.20	—	(0.74)	(0.74)	10.20	0.88	(k)	81,038	1.14		1.14		(0.63)		(0.63)		194
Year ended 03/31/07	10.80	(0.07)	0.01	(0.06)	—	—	—	10.74	(0.56	)(k)	15,477	1.22		1.22		(0.67)		(0.67)		321
Year ended 03/31/06	10.00	(0.01)	0.81	0.80	—	—	—	10.80	8.00	(k)	64	1.36	(f)	1.42	(f)	(0.68)		(0.75)		277

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $847,680, $22,186, $61,145, and $257,592 for Class A, Class B, Class C and Class Y shares, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended March 31, 2006.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.32% and 0.54% for the six months ended February 28, 2011 and the five months ended August 31, 2010, respectively.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fess of less than 1%.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.93% for the six months ended February 28, 2011.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y Shares.

17        Invesco Van Kampen Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,370.70	$7.99	$1,018.05	$6.80	1.36%

B	1,000.00	1,371.60	8.41	1,017.70	7.15	1.43

C	1,000.00	1,365.40	11.96	1,014.68	10.19	2.04

Y	1,000.00	1,373.30	6.53	1,019.29	5.56	1.11

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Van Kampen Small Cap Growth Fund

Invesco mailing information
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     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-SCG-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: May 9, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: May 9, 2011

By:	/s/ Sheri Morris Sheri Morris Principal Financial Officer

Date: May 9, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.